As filed with the Securities and Exchange Commission on June 11, 1998
                                                               File No. 33-14190
                                                               File No. 811-5149

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 --------------

                                    FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
                         Pre-Effective Amendment No.                         [ ]

                         Post-Effective Amendment No. 18                     [X]
                                     and/or
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]
                                                                             [X]
                                Amendment No. 20                             [X]
                        (Check appropriate box or boxes.)


                                 --------------

                   Merrill Lynch Funds For Institutions Series
               (Exact name of registrant as specified in charter)


       One Financial Center
       Boston, Massachusetts                                         02111
(Address of Principal Executive Offices)                          (Zip Code)
       (Registrant's Telephone Number, including Area Code) (617) 357-1460

                                 Robert W. Crook
                              One Financial Center
                           Boston, Massachusetts 02111
                     (Name and address of agent for service)
                                   Copies to:

    Philip L. Kirstein, Esq.                        Leonard B. Mackey, Jr., Esq.
  FUND ASSET MANAGEMENT, L.P.                             ROGERS & WELLS
        P.O. Box 9011                                     200 Park Avenue
Princeton, New Jersey 08543-9011                     New York, New York 10166

                                 --------------


          It is proposed that this filing will become effective (check appropriate box):
              [ ] immediately upon filing pursuant to paragraph (b)
              [ ] on (date) pursuant to paragraph (b)
              [X] 60 days after filing pursuant to paragraph (a)
              [ ] on (date) pursuant to paragraph (a)(i)
              [ ] 75 days after filing pursuant to paragraph (a)(ii)
              [ ] on (date) pursuant to paragraph (a)(ii) of Rule 485.

          If appropriate, check the following box:
              [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                             SECURITIES REGISTERED

     Shares of beneficial interest of Merrill Lynch Premier Institutional Fund; shares of beneficial interest of Merrill Lynch Institutional Fund; shares of beneficial interest of Merrill Lynch Rated Institutional Fund; shares of beneficial interest of Merrill Lynch Government Fund; shares of beneficial interest of Merrill Lynch Treasury Fund; shares of beneficial interest of Merrill Lynch Institutional Tax-Exempt Fund.

                  MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES
                    MERRILL LYNCH PREMIER INSTITUTIONAL FUND

                             CROSS REFERENCE SHEET

Form N-1A Item                                                   Prospectus Caption
--------------                                                   ------------------
PART A
  Item 1.    Cover Page ........................................ Cover Page
  Item 2.    Synopsis .......................................... Fee Table
  Item 3.    Condensed Financial Information ................... Financial Highlights; Yield Information
  Item 4.    General Description of Registrant ................. The Premier Institutional Fund and Its Objectives;
                                                                 Investors For Whom The Funds Are Designed
  Item 5.    Management of the Fund ............................ Management; Investment Adviser; Portfolio
                                                                 Transactions; Additional Information
  Item 5A.   Management's Discussion of Fund
              Performance ......................................                           *
  Item 6.    Capital Stock and Other Securities ................ Cover Page; Dividends; Taxes; Additional Information
  Item 7.    Purchase of Securities Being Offered .............. Purchase of Shares; Distributor; Net Asset Value
  Item 8.    Redemption or Repurchase .......................... Redemptions
  Item 9.    Pending Legal Proceedings .........................                           *

PART B
  Item 10.   Cover Page ........................................ Cover Page
  Item 11.   Table of Contents ................................. Table of Contents
  Item 12.   General Information and History ................... General Information
  Item 13.   Investment Objectives and Policies ................ Investment Objective and Policies
  Item 14.   Management of the Fund ............................ Management of the Trust
  Item 15.   Control Persons and Principal Holders
              of Securities .................................... Management of the Trust; General Information
  Item 16.   Investment Advisory and Other Services ............ Management of the Trust; Investment Advisory and
                                                                 Other Services
  Item 17.   Brokerage Allocation and Other Practices .......... Portfolio Transactions
  Item 18.   Capital Stock and Other Securities ................ General Information
  Item 19.   Purchase, Redemption and Pricing of
              Securities Being Offered ......................... Net Asset Value; Distributor
  Item 20.   Tax Status ........................................ Taxes
  Item 21.   Underwriters ...................................... Distributor
  Item 22.   Calculation of Performance Data ................... Yield Information
  Item 23.   Financial Statements .............................. Financial Statements

PART C
  Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.
--------
*Item inapplicable or answer negative.

                   MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES
                        MERRILL LYNCH INSTITUTIONAL FUND

                              CROSS REFERENCE SHEET

Form N-1A Item                                                   Prospectus Caption
--------------                                                   ------------------
PART A
  Item 1.    Cover Page ........................................ Cover Page
  Item 2.    Synopsis .......................................... Fee Table
  Item 3.    Condensed Financial Information ................... Financial Highlights; Yield Information
  Item 4.    General Description of Registrant ................. The Institutional Fund and Its Objectives; Investors
                                                                 For Whom The Funds Are Designed
  Item 5.    Management of the Fund ............................ Management; Investment Adviser; Portfolio
                                                                 Transactions; Additional Information
  Item 5A.   Management's Discussion of Fund
              Performance ......................................                           *
  Item 6.    Capital Stock and Other Securities ................ Cover Page; Dividends; Taxes; Additional Information
  Item 7.    Purchase of Securities Being Offered .............. Purchase of Shares; Distributor; Net Asset Value
  Item 8.    Redemption or Repurchase .......................... Redemptions
  Item 9.    Pending Legal Proceedings .........................                           *
PART B
  Item 10.   Cover Page ........................................ Cover Page
  Item 11.   Table of Contents ................................. Table of Contents
  Item 12.   General Information and History ................... General Information
  Item 13.   Investment Objectives and Policies ................ Investment Objective and Policies
  Item 14.   Management of the Fund ............................ Management of the Trust
  Item 15.   Control Persons and Principal Holders
              of Securities .................................... Management of the Trust; General Information
  Item 16.   Investment Advisory and Other Services ............ Management of the Trust; Investment Advisory and
                                                                 Other Services
  Item 17.   Brokerage Allocation and Other Practices .......... Portfolio Transactions
  Item 18.   Capital Stock and Other Securities ................ General Information
  Item 19.   Purchase, Redemption and Pricing of
              Securities Being Offered ......................... Net Asset Value; Distributor
  Item 20.   Tax Status ........................................ Taxes
  Item 21.   Underwriters ...................................... Distributor
  Item 22.   Calculation of Performance Data ................... Yield Information
  Item 23.   Financial Statements .............................. Financial Statements
PART C
  Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

--------
*Item inapplicable or answer negative.

                  MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES
                     MERRILL LYNCH RATED INSTITUTIONAL FUND

                              CROSS REFERENCE SHEET

Form N-1A Item                                                   Prospectus Caption
--------------                                                   ------------------
PART A
  Item 1.    Cover Page ........................................ Cover Page
  Item 2.    Synopsis .......................................... Fee Table
  Item 3.    Condensed Financial Information ................... *; Yield Information
  Item 4.    General Description of Registrant ................. The Rated Institutional Fund and Its Objectives;
                                                                 Investors For Whom The Funds Are Designed
  Item 5.    Management of the Fund ............................ Management; Investment Adviser; Portfolio
                                                                 Transactions; Additional Information
  Item 5A.   Management's Discussion of Fund
              Performance ......................................                           *
  Item 6.    Capital Stock and Other Securities ................ Cover Page; Dividends; Taxes; Additional Information
  Item 7.    Purchase of Securities Being Offered .............. Purchase of Shares; Distributor; Net Asset Value
  Item 8.    Redemption or Repurchase .......................... Redemptions
  Item 9.    Pending Legal Proceedings .........................                           *

PART B
  Item 10.   Cover Page ........................................ Cover Page
  Item 11.   Table of Contents ................................. Table of Contents
  Item 12.   General Information and History ................... General Information
  Item 13.   Investment Objectives and Policies ................ Investment Objective and Policies
  Item 14.   Management of the Fund ............................ Management of the Trust
  Item 15.   Control Persons and Principal Holders
              of Securities .................................... Management of the Trust; General Information
  Item 16.   Investment Advisory and Other Services ............ Management of the Trust; Investment Advisory and
                                                                 Other Services
  Item 17.   Brokerage Allocation and Other Practices .......... Portfolio Transactions
  Item 18.   Capital Stock and Other Securities ................ General Information
  Item 19.   Purchase, Redemption and Pricing of
              Securities Being Offered ......................... Net Asset Value; Distributor
  Item 20.   Tax Status ........................................ Taxes
  Item 21.   Underwriters ...................................... Distributor
  Item 22.   Calculation of Performance Data ................... Yield Information
  Item 23.   Financial Statements .............................. Financial Statements

PART C
  Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

--------
*Item inapplicable or answer negative.

                   MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES
                         MERRILL LYNCH GOVERNMENT FUND

                             CROSS REFERENCE SHEET



Form N-1A Item                                                    Prospectus Caption
--------------                                                    ------------------
PART A
  Item 1.    Cover Page ......................................... Cover Page
  Item 2.    Synopsis ........................................... Fee Table
  Item 3.    Condensed Financial Information .................... Financial Highlights; Yield Information The
                                                                  Government Fund and Its Objectives;
  Item 4.    General Description of Registrant .................. Investors For Whom The Funds Are Designed
  Item 5.    Management of the Fund ............................. Management; Investment Adviser; Portfolio
                                                                  Transactions; Additional Information
  Item 5A.   Management's Discussion of Fund
              Performance .......................................                           *
  Item 6.    Capital Stock and Other Securities ................. Cover Page; Dividends; Taxes; Additional Information
  Item 7.    Purchase of Securities Being Offered ............... Purchase of Shares; Distributor; Net Asset Value
  Item 8.    Redemption or Repurchase ........................... Redemptions
  Item 9.    Pending Legal Proceedings ..........................                           *

PART B
  Item 10.   Cover Page ......................................... Cover Page
  Item 11.   Table of Contents .................................. Table of Contents
  Item 12.   General Information and History .................... General Information
  Item 13.   Investment Objectives and Policies ................. Investment Objective and Policies
  Item 14.   Management of the Fund ............................. Management of the Trust
  Item 15.   Control Persons and Principal Holders
              of Securities ..................................... Management of the Trust; General Information
  Item 16.   Investment Advisory and Other Services ............. Management of the Trust; Investment Advisory and
                                                                  Other Services
  Item 17.   Brokerage Allocation and Other Practices. .......... Portfolio Transactions
  Item 18.   Capital Stock and Other Securities ................. General Information
  Item 19.   Purchase, Redemption and Pricing of
              Securities Being Offered .......................... Net Asset Value; Distributor
  Item 20.   Tax Status ......................................... Taxes
  Item 21.   Underwriters ....................................... Distributor
  Item 22.   Calculation of Performance Data .................... Yield Information
  Item 23.   Financial Statements ............................... Financial Statements

PART C
  Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.
--------
*Item inapplicable or answer negative.

                   MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES
                          MERRILL LYNCH TREASURY FUND

                              CROSS REFERENCE SHEET

Form N-1A Item                                                   Prospectus Caption
--------------                                                   ------------------
PART A
  Item 1.    Cover Page ........................................ Cover Page
  Item 2.    Synopsis .......................................... Fee Table
  Item 3.    Condensed Financial Information ................... Financial Highlights; Yield Information The Treasury
                                                                 Fund and Its Objectives;
  Item 4.    General Description of Registrant ................. Investors For Whom The Funds Are Designed
  Item 5.    Management of the Fund ............................ Management; Investment Adviser; Portfolio
                                                                 Transactions; Additional Information
  Item 5A.   Management's Discussion of Fund
              Performance ......................................                           *
  Item 6.    Capital Stock and Other Securities ................ Cover Page; Dividends; Taxes; Additional Information
  Item 7.    Purchase of Securities Being Offered .............. Purchase of Shares; Distributor; Net Asset Value
  Item 8.    Redemption or Repurchase .......................... Redemptions
  Item 9.    Pending Legal Proceedings .........................                           *

PART B
  Item 10.   Cover Page ........................................ Cover Page
  Item 11.   Table of Contents ................................. Table of Contents
  Item 12.   General Information and History ................... General Information
  Item 13.   Investment Objectives and Policies ................ Investment Objective and Policies
  Item 14.   Management of the Fund ............................ Management of the Trust
  Item 15.   Control Persons and Principal Holders
              of Securities .................................... Management of the Trust; General Information
  Item 16.   Investment Advisory and Other Services ............ Management of the Trust; Investment Advisory and
                                                                 Other Services
  Item 17.   Brokerage Allocation and Other Practices .......... Portfolio Transactions
  Item 18.   Capital Stock and Other Securities ................ General Information
  Item 19.   Purchase, Redemption and Pricing of
              Securities Being Offered ......................... Net Asset Value; Distributor
  Item 20.   Tax Status ........................................ Taxes
  Item 21.   Underwriters ...................................... Distributor
  Item 22.   Calculation of Performance Data ................... Yield Information
  Item 23.   Financial Statements .............................. Financial Statements

PART C
  Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.
--------
*Item inapplicable or answer negative.

                  MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES
                  MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND

                              CROSS REFERENCE SHEET

Form N-1A Item                                                   Prospectus Caption
--------------                                                   ------------------
PART A
  Item 1.    Cover Page ........................................ Cover Page
  Item 2.    Synopsis .......................................... Fee Table
  Item 3.    Condensed Financial Information ................... Financial Highlights; Yield Information The Tax-
                                                                 Exempt Fund and Its Objectives;
  Item 4.    General Description of Registrant ................. Investors For Whom The Funds Are Designed
  Item 5.    Management of the Fund ............................ Management; Investment Adviser; Portfolio
                                                                 Transactions; Additional Information
  Item 5A.   Management's Discussion of Fund
              Performance ......................................                           *
  Item 6.    Capital Stock and Other Securities ................ Cover Page; Dividends; Taxes; Additional Information
  Item 7.    Purchase of Securities Being Offered .............. Purchase of Shares; Distributor; Net Asset Value
  Item 8.    Redemption or Repurchase .......................... Redemptions
  Item 9.    Pending Legal Proceedings .........................                           *

PART B
  Item 10.   Cover Page ........................................ Cover Page
  Item 11.   Table of Contents ................................. Table of Contents
  Item 12.   General Information and History ................... General Information
  Item 13.   Investment Objectives and Policies ................ Investment Objective and Policies
  Item 14.   Management of the Fund ............................ Management of the Trust
  Item 15.   Control Persons and Principal Holders
              of Securities .................................... Management of the Trust; General Information
  Item 16.   Investment Advisory and Other Services ............ Management of the Trust; Investment Advisory and
                                                                 Other Services
  Item 17.   Brokerage Allocation and Other Practices .......... Portfolio Transactions
  Item 18.   Capital Stock and Other Securities ................ General Information
  Item 19.   Purchase, Redemption and Pricing of
              Securities Being Offered ......................... Net Asset Value; Distributor
  Item 20.   Tax Status ........................................ Taxes; Special Tax Consideration
  Item 21.   Underwriters ...................................... Distributor
  Item 22.   Calculation of Performance Data ................... Yield Information
  Item 23.   Financial Statements .............................. Financial Statements

PART C
  Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.
--------
*Item inapplicable or answer negative.

                    Merrill Lynch Premier Institutional Fund
                        Merrill Lynch Institutional Fund
                     Merrill Lynch Rated Institutional Fund
                          Merrill Lynch Government Fund
                           Merrill Lynch Treasury Fund
                   Merrill Lynch Institutional Tax-Exempt Fund

                                ----------------

     This document consists of the Prospectuses of Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund, Merrill Lynch Rated Institutional Fund, Merrill Lynch Government Fund, Merrill Lynch Treasury Fund and Merrill Lynch Institutional Tax-Exempt Fund and an Appendix which constitutes part of each Prospectus. A Table of Contents may be found on page 1 of each Prospectus.

                               ----------------

     Merrill Lynch Premier Institutional Fund (the "Premier Institutional Fund"), Merrill Lynch Institutional Fund (the "Institutional Fund"), Merrill Lynch Rated Institutional Fund (the "Rated Institutional Fund") and, with the Premier Institutional Fund and the Institutional Fund, the "Institutional Funds"), Merrill Lynch Government Fund (the "Government Fund"), Merrill Lynch Treasury Fund (the "Treasury Fund") and Merrill Lynch Institutional Tax-Exempt Fund (the "Tax-Exempt Fund") are separate series of Merrill Lynch Funds For Institutions Series (the "Trust"). The Institutional Funds are no-load money funds whose objectives are maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term "money market" instruments. The Government Fund and the Treasury Fund are no-load money funds seeking current income consistent with liquidity and security of principal. The Government Fund invests in a portfolio of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Treasury Fund invests in a portfolio of U.S. Treasury securities. The Tax-Exempt Fund is a no-load money fund whose objectives are to seek current income exempt from Federal income taxes, preservation of capital and liquidity available from investing in a diversified portfolio of short-term, high quality Tax-Exempt Securities. Each Fund seeks to maintain a constant $1.00 net asset value per share, although this cannot be assured. An investment in a Fund is neither insured nor guaranteed by the U.S. Government.

     The investment adviser of each Fund is Fund Asset Management, L.P. ("FAM"), a subsidiary of Merrill Lynch & Co., Inc., a publicly held corporation. The distributor of each Fund is Merrill Lynch Funds Distributor, Inc. ("MLFD"), an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

     Each Fund is designed primarily for institutions as an economical and convenient means for the investment of short-term funds. Such institutions include banks and trust companies, corporations, investment banks and brokers, insurance companies, investment counsellors, pension funds, employee benefit plans, law firms, trusts, estates, and educational, religious and charitable institutions. Fund shares are sold and redeemed twice on each business day at net asset value without any sales or redemption charge. All net income is declared as dividends daily. Dividends are paid monthly and automatically reinvested in additional shares or, at the option of the shareholder, paid in cash. Purchase orders where payment is to be made by Federal Funds wire must be submitted to MLFD in Boston by telephone and payment must be remitted by Federal Funds wire directly to State Street Bank and Trust Company. While other forms of payment will also be accepted, purchases of shares will not be effected until Federal Funds are available. See "Purchase of Shares," page A-3.

PROSPECTUS
June 11, 1998


                    Merrill Lynch Premier Institutional Fund
                 of Merrill Lynch Funds For Institutions Series

One Financial Center                 For general information and purchases call
Boston, Massachusetts 02111              617-357-1460 or toll free 800-225-1576

     The Premier Institutional Fund is a no-load money fund whose objectives are maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term "money market" instruments. The Premier Institutional Fund is a series of Merrill Lynch Funds For Institutions Series (the "Trust"), a diversified, open-end management investment company. The Premier Institutional Fund seeks to maintain a constant $1.00 net asset value per share, although this cannot be assured. An investment in the Premier Institutional Fund is neither insured nor guaranteed by the U.S. Government. For more information on the Fund's investment objectives, please see "The Premier Institutional Fund and Its Objectives," page 4.

                       ----------------------------------
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
    EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.
                       ----------------------------------

     The Prospectus sets forth in concise form the information about the Premier Institutional Fund that a prospective investor should know before investing in the Premier Institutional Fund. Investors should read and retain this Prospectus for future reference. Additional information about the Premier Institutional Fund has been filed with the Securities and Exchange Commission (the "Commission") in a Statement of Additional Information and is available upon request and without charge. Investors and prospective investors may obtain a copy of the Statement of Additional Information, which is dated June 11, 1998, by writing to or calling Merrill Lynch Premier Institutional Fund at the above address and telephone numbers. The Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information about the Fund. The Statement of Additional Information has been incorporated by reference into this Prospectus.


     The minimum initial purchase for the Premier Institutional Fund is $10,000,000 per account.

                               TABLE OF CONTENTS


                                             Page
                                             ------
    Fee Table ............................         2
    Financial Highlights .................         3
    Yield Information ....................         4
    The Premier Institutional Fund and Its
       Objectives ........................         4
    Investment Adviser ...................         7
    Appendix
       Investors for Whom the Funds are
        Designed .........................       A-1
     Investment Adviser ..................       A-2
     Distributor .........................       A-2




                                   Page
                                   ----
    Management .....................   A-3
    Purchase of Shares .............   A-3
    Redemptions ....................   A-6
    Dividends ......................   A-8
    Net Asset Value ................   A-9
    Taxes ..........................   A-10
    Portfolio Transactions .........   A-10
    Exchange Privilege .............   A-11
    Additional Information .........   A-12
    Account Application ............   A-19


                                   FEE TABLE


                                                                  Premier
                                                               Institutional
                                                                   Fund
                                                              --------------
Shareholder Transaction Expenses:
  Maximum Sales Charge Imposed on Purchases .................      None
  Deferred Sales Charge .....................................      None
  Sales Charge Imposed on Dividend Reinvestments ............      None
  Redemption Fee ............................................      None
  Exchange Fee ..............................................      None

Annual Fund Operating Expenses (as a percentage of average net assets)
  Investment Advisory Fees (net of fee waiver) ..............       .15%
  Other Expenses
   Dividend and Transfer Agency Fees ........................       .00%
   Other Fees and Expenses ..................................       .03%
                                                                   ----
    Total Other Expenses ....................................       .03%
                                                                   ----
  Total Fund Operating Expenses (net of fee waiver) .........       .18%
                                                                   ====



--------

Example:


                                                             Cumulative Expenses Paid for the Period
                                                                              of:
                                                             --------------------------------------
                                                              1 Year   3 Years   5 Years   10 Years
                                                             -------- --------- --------- ---------
An investor would pay the following expenses on a $1,000
 investment assuming (1) an operating expense ratio of .18%,
 (2) a 5% annual return throughout the period and (3)
 redemption at the end of the period .......................    $2        $6       $10       $23


     The foregoing fee table is intended to assist investors in understanding the costs and expenses that a shareholder in the Premier Institutional Fund will bear directly or indirectly. The Example set forth above assumes reinvestment of all dividends and distributions and uses a five percent annual rate of return as mandated by Securities and Exchange Commission regulations. The actual rate of return on the Fund's shares will vary, and may be more or less than five percent. The Example should not be considered a representation of past or future expenses, and actual expenses may be more or less than those assumed for purposes of the Example. For a more detailed description of such costs and expenses, see "Investment Adviser," "Distributor," "Purchase of Shares" and "Redemptions."

                           Premier Institutional Fund

                              FINANCIAL HIGHLIGHTS


     The financial information in the table below has been audited by Deloitte & Touche LLP, independent auditors. Financial statements for the fiscal year ended April 30, 1998, and the independent auditors' report thereon are included in the Statement of Additional Information. Further information about the performance of the Premier Institutional Fund is contained in the Trust's most recent annual report to shareholders which may be obtained, without charge, by calling or writing the Premier Institutional Fund at the telephone number or address on the front cover of this Prospectus.


     The following per share data and ratios for the Premier Institutional Fund have been derived from information provided in the Fund's audited financial statements.


                                                                                                          For the Period
                                                                                     Year                January 27, 1997
                                                                                     Ended         (commencement of operations)
                                                                                April 30, 1998          to April 30, 1997
                                                                               ----------------   -----------------------------
Net Asset Value, beginning of period .......................................     $     1.00                $     1.00
Income from Investment Operations:
 Net investment income .....................................................           .055                      .014
Less Distributions:
 Dividends from net investment income ......................................          (.055)                    (.014)
                                                                                 -----------               ----------
Net Asset Value, end of period .............................................     $     1.00                $     1.00
                                                                                 ===========               ==========
Total Return ...............................................................           5.69%                     1.40%(2)
Ratios/Supplemental Data:
 Net Assets, end of period (000) ...........................................     $6,644,523                $2,823,196
 Ratio of expenses to average net assets (before waiver) ...................            .18%                      .18%(1)
 Ratio of expenses to average net assets (after waiver) ....................             --                       .17%(1)
 Ratio of net investment income, including realized and unrealized gains and
   losses, to average net assets (before waiver) ...........................           5.55%                     5.26%(1)
 Ratio of net investment income, including realized and unrealized gains and
   losses, to average net assets (after waiver) ............................             --                      5.27%(1)


--------

(1) On an annualized basis

(2) Cumulative total return


                           Premier Institutional Fund

                                YIELD INFORMATION

     Set forth below is yield information as to the net annualized and compounded yield for the seven-day period ended April 30, 1998.




  Annualized Yield:
    Including gains and losses ...........................   5.51%
    Excluding gains and losses ...........................   5.51%
  Compounded Annualized Yield ............................   5.66%
  Average Maturity of Portfolio at End of Period .........   73 days


     The yield on Premier Institutional Fund shares normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by the Premier Institutional Fund of future yields or rates of return on its shares. The Premier Institutional Fund's yield will be affected by changes in interest rates on money market securities, average portfolio maturity, the types and quality of portfolio securities held, and operating expenses.

     On occasion, the Premier Institutional Fund may compare its yield to (i) the IBC's First Tier-Institutional Funds Only Average, an average compiled by IBC's Money Fund Report, a widely recognized independent publication that monitors the performance of money market mutual funds, (ii) the average yield reported by the Bank Rate Monitor National IndexTM for money market accounts offered by the 100 leading banks and thrift institutions in the 10 largest standard metropolitan statistical areas, (iii) yield data published by Lipper Analytical Services, Inc., (iv) the yield on an investment in 90-day Treasury bills on a rolling basis, assuming quarterly compounding, or (v) performance data contained in publications such as Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, CDA Investment Technology, Inc., IBC's Money Fund Report, Forbes and Fortune. As with yield quotations, yield comparisons should not be considered indicative of the Fund's yield or relative performance for any future period.


                THE PREMIER INSTITUTIONAL FUND AND ITS OBJECTIVES


     The Premier Institutional Fund is a no-load money fund whose objectives are maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term "money market" instruments. The Premier Institutional Fund enables investors to invest short-term cash reserves in a portfolio of high quality "money market" securities. Premier Institutional Fund shares are sold and redeemed on each business day at the net asset value next determined after an order is received, and there is no sales or redemption charge. There can be no assurance that the objectives of the Premier Institutional Fund will be attained.


     The Premier Institutional Fund will attempt to accomplish its objectives of maximum current income consistent with liquidity and the maintenance of a portfolio of high quality "money market" instruments by investing in securities with remaining maturities of up to 762 days (25 months) in the case of government securities and 397 days (13 months) in the case of all other securities. The dollar weighted average maturity of the Premier Institutional Fund's portfolio will be 90 days or less.

     The following is a description of the types of short-term "money market" instruments in which the Premier Institutional Fund will principally invest:

    (i) U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

                           Premier Institutional Fund

    (ii) U.S. dollar-denominated obligations of U.S. and foreign depository institutions, including, but not limited to, certificates of deposit, bankers' acceptances, time deposits, bank notes, thrift notes and deposit notes;

    (iii) commercial paper and other short-term obligations issued by corporations, partnerships, trusts or other entities, including U.S. dollar-denominated obligations issued by foreign entities; and

    (iv) other short-term obligations which in the opinion of the Trustees of the Trust are of comparable credit quality.

     The Premier Institutional Fund will only invest in short-term obligations that (1) have been rated in the highest rating category for short-term debt obligations by at least two nationally recognized statistical rating organizations ("NRSRO"); (2) have been rated in the highest rating category by a single NRSRO if only one NRSRO has rated the security; (3) have been issued by an issuer rated in the highest rating category by an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the investment; or (4) if not rated, will be of comparable quality as determined by the Trustees of the Trust. Currently, there are six NRSROs: Duff & Phelps Credit Rating Co., Fitch Investors Service, Inc., IBCA Limited and its affiliate IBCA, Inc., Moody's Investors Service, Inc., Standard & Poor's Rating Group and Thomson BankWatch, Inc.

     Rule 2a-7 of the Securities and Exchange Commission presently limits investments by the Premier Institutional Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities) ordinarily to not more than 5% of its total assets, or, in the event that such securities are not First Tier Securities (as defined in the Rule), not more that 1%. In addition, Rule 2a-7 requires that not more than 5% of the Premier Institutional Fund's total assets be invested in Second Tier Securities (as defined in the Rule). As a matter of operating policy, the Premier Institutional Fund will not invest in Second Tier Securities.

     The following is a description of some of the investments or investment practices in which the Premier Institutional Fund may invest or engage:

    Government Securities: U.S. Treasury bills and notes are supported by the full faith and credit of the United States. The Premier Institutional Fund also will invest in debt securities issued by U.S. Government sponsored enterprises, agencies and instrumentalities, including, but not limited to, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association, the Federal Agricultural Mortgage Corporation, and the Federal Home Loan Bank. Such securities may also include debt securities issued by international organizations designated or supported by multiple governmental entities, such as the International Bank for Reconstruction and Development. Government agency securities are not direct obligations of the U.S. Treasury but involve various forms of U.S. Government sponsorship or guarantees. The U.S. Government is not obligated to provide financial support to any of the above.

    Repurchase Agreements: The Premier Institutional Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Premier Institutional Fund) acquires the obligation (debt security) and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. As a matter of operating policy, the Premier Institutional Fund will not enter into repurchase agreements with more than seven days to maturity if it would result in the investment of more than 10% of the value of the Premier Institutional Fund's net assets in such repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Premier Institutional Fund but only to constitute collateral for the seller's

                           Premier Institutional Fund
   obligation to pay the repurchase price, and, in the event of a default by the seller, the Premier Institutional Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

    Reverse Repurchase Agreements: The Premier Institutional Fund may enter into reverse repurchase agreements which involve the sale of money market securities held by the Premier Institutional Fund, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. During the time a reverse repurchase agreement is outstanding, the Premier Institutional Fund will maintain a segregated custodial account containing U.S. Government or other appropriate liquid securities having a value equal to the repurchase price. Management of the Premier Institutional Fund does not consider entering into reverse repurchase agreements to constitute borrowing money for purposes of the Fund's investment restrictions set forth in the Statement of Additional Information.

    Lending of Portfolio Securities: The Premier Institutional Fund may lend portfolio securities to brokers, dealers and financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. During the period of the loan, the Premier Institutional Fund will receive income on the loaned securities and either receives a fee or earns interest on any investments made with cash collateral and thereby increases its yield.

    Commercial Paper and Other Short-Term Obligations: The Premier Institutional Fund may purchase commercial paper (including variable amount master notes and funding agreements), which refers to short-term promissory notes issued by corporations, partnerships, trusts or other entities to finance short-term credit needs, and non-convertible debt securities (e.g., bonds and debentures) with no more than 397 days (13 months) remaining to maturity at the time of purchase. Short-term obligations issued by trusts may include, but are not limited to, mortgage-related or asset-backed debt instruments, including pass-through certificates such as participations in, or Treasury bonds or notes backed by, pools of mortgages, or credit card, automobile or other types of receivables. See "Investment Objectives and Policies" in the Statement of Additional Information for a discussion of these structured financings.

    Bank Money Instruments: Obligations of depository institutions such as certificates of deposit, including variable rate certificates of deposit, bankers' acceptances, bank notes and time deposits.

    Forward Commitments: The Premier Institutional Fund may purchase and sell securities on a when-issued basis or forward commitment basis, and it may purchase or sell such securities for delayed delivery. The value of the security on the delivery date may be more or less than its purchase or sale price. The Premier Institutional Fund will maintain a segregated account with its custodian of liquid securities in an aggregate amount equal to the amount of its commitments in connection with such purchase transactions. While the types of money market securities in which the Premier Institutional Fund invests generally are considered to have low principal risk, such securities are not completely risk-free. There is a risk of the failure of issuers to meet their principal and interest obligations. With respect to repurchase agreements, reverse repurchase agreements and the lending of portfolio securities by the Premier Institutional Fund, there is also the risk of the failure of parties involved to repurchase at the agreed upon price or to return the securities involved in such transactions, in which event the Premier Institutional Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral.

     Investment Restrictions. The Premier Institutional Fund has adopted a number of restrictions and policies relating to the investment of its assets and its activities, which are fundamental policies and may not be changed without the approval of the holders of a majority of the Premier Institutional Fund's outstanding voting securities.

                           Premier Institutional Fund

Among the more significant restrictions, the Premier Institutional Fund may not
(1) Invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities issued by the U.S. Government and its agencies and instrumentalities; securities issued by any state of the U.S. or any political subdivision thereof; instruments issued by domestic banks; and for purposes of this restriction, issuers of asset-backed and mortgage-backed securities will not be considered to be in any particular industry); (2) borrow money, except that the Premier Institutional Fund may borrow from banks (as defined in the Investment Company Act) in amounts of up to 331/3% of its total assets (including the amount borrowed), or for temporary purposes (up to an additional 5% of its total assets), or as necessary for the clearance of securities transactions, or for the purchase of securities on margin; or (3) make loans to other persons, except that the purchase of debt instruments, U.S. Government securities, commercial paper and other short-term obligations, bank money instruments and repurchase agreements are not deemed the making of a loan and that the Premier Institutional Fund may lend its portfolio securities in accordance with applicable law and the guidelines set forth herein and in the Statement of Additional Information.



                               INVESTMENT ADVISER

     The investment adviser to the Premier Institutional Fund is Fund Asset Management, L.P. ("FAM"), a subsidiary of Merrill Lynch & Co., Inc., a publicly held corporation.


     FAM, subject to the general supervision of the Trust's Board of Trustees, renders investment advice to the Premier Institutional Fund and is responsible for the overall management of the Premier Institutional Fund's business affairs. For its services, FAM will receive a monthly fee payable by the Premier Institutional Fund at the annual rate of .15% of the Fund's average daily net assets. For the fiscal year ended April 30, 1998, FAM received investment advisory fees of $8,073,755 or .15% of the Premier Institutional Fund's average daily net assets. During the fiscal year ended April 30, 1998, the Premier Institutional Fund's total expenses were $9,627,769 or .18% of its average daily net assets.



                           Premier Institutional Fund

                     [This page intentionally left blank]

PROSPECTUS
June 11, 1998



                        Merrill Lynch Institutional Fund
                 of Merrill Lynch Funds For Institutions Series

One Financial Center                 For general information and purchases call
Boston, Massachusetts 02111              617-357-1460 or toll free 800-225-1576


     The Institutional Fund is a no-load money fund whose objectives are maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term "money market" instruments. The Institutional Fund is a series of Merrill Lynch Funds For Institutions Series (the "Trust"), a diversified, open-end management investment company. The Institutional Fund seeks to maintain a constant $1.00 net asset value per share, although this cannot be assured. An investment in the Institutional Fund is neither insured nor guaranteed by the U.S. Government. For more information on the Fund's investment objectives, please see "The Institutional Fund and Its Objectives," page 4.


                       ----------------------------------
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.
                       ----------------------------------

     The Prospectus sets forth in concise form the information about the Institutional Fund that a prospective investor should know before investing in the Institutional Fund. Investors should read and retain this Prospectus for future reference. Additional information about the Institutional Fund has been filed with the Securities and Exchange Commission (the "Commission") in a Statement of Additional Information and is available upon request and without charge. Investors and prospective investors may obtain a copy of the Statement of Additional Information, which is dated June 11, 1998, by writing to or calling Merrill Lynch Institutional Fund at the above address and telephone numbers. The Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information about the Fund. The Statement of Additional Information has been incorporated by reference into this Prospectus.


     The minimum initial purchase for the Institutional Fund is $25,000 per investor.

                                TABLE OF CONTENTS



                                                              Page
                                                             ------
    Fee Table .........................................         2
    Financial Highlights ..............................         3
    Yield Information .................................         4
    The Institutional Fund and Its Objectives .........         4
    Investment Adviser ................................         7
    Appendix
     Investors for Whom the Funds are
        Designed ......................................       A-1
     Investment Adviser ...............................       A-2
     Distributor ......................................       A-2



                                        Page
                                        ----
Management ..........................   A-3
Purchase of Shares ..................   A-3
Redemptions .........................   A-6
Dividends ...........................   A-8
Net Asset Value .....................   A-9
Taxes ...............................   A-10
Portfolio Transactions ..............   A-10
Exchange Privilege ..................   A-11
Additional Information ..............   A-12
Account Application .................   A-19
Authorization for Redemption by Check
   Form .............................   A-21

                                    FEE TABLE


                                                                        Institutional
                                                                            Fund
                                                                       --------------
Shareholder Transaction Expenses:
  Maximum Sales Charge Imposed on Purchases ..........................  None
  Deferred Sales Charge ..............................................  None
  Sales Charge Imposed on Dividend Reinvestments .....................  None
  Redemption Fee .....................................................  None
  Exchange Fee .......................................................  None
Annual Fund Operating Expenses (as a percentage of average net assets)
  Investment Advisory Fees (net of fee waiver) .......................   .20%*
  Other Expenses .....................................................
   Dividend and Transfer Agency Fees .................................   .02%
   Other Fees and Expenses ...........................................   .03%
                                                                        --------
    Total Other Expenses .............................................   .05%
                                                                        --------
  Total Fund Operating Expenses (net of fee waiver) ..................   .25%*
                                                                        ========


--------
* The Fund's Investment Adviser has agreed to waive a portion of its fee so that the effective annual fee will be .20% of the Fund's average daily net assets. If the Investment Adviser had not agreed to waive a portion of the investment advisory fee, the Investment Advisory Fees would be .33% of average daily net assets and Total Fund Operating Expenses would be .38% of average daily net assets. The Investment Adviser may discontinue the waiver of investment advisory fees in whole or in part without notice at any time.


Example:

                                                             Cumulative Expenses Paid for the Period
                                                                              of:
                                                             --------------------------------------
                                                              1 Year   3 Years   5 Years   10 Years
                                                             -------- --------- --------- ---------
An investor would pay the following expenses on a $1,000
 investment assuming (1) an operating expense ratio of .25%,
 (2) a 5% annual return throughout the period and (3)
 redemption at the end of the period .......................    $3        $8       $14       $32

     The foregoing fee table is intended to assist investors in understanding the costs and expenses that a shareholder in the Institutional Fund will bear directly or indirectly. The Example set forth above assumes reinvestment of all dividends and distributions and uses a five percent annual rate of return as mandated by Securities and Exchange Commission regulations. The actual rate of return on the Institutional Fund's shares will vary, and may be more or less than five percent. The Example should not be considered a representation of past or future expenses, and actual expenses may be more or less than those assumed for purposes of the Example. For a more detailed description of such costs and expenses, see "Investment Adviser," "Distributor," "Purchase of Shares" and "Redemptions."



                               Institutional Fund

                              FINANCIAL HIGHLIGHTS


     The financial information in the table below has been audited by Deloitte & Touche LLP, independent auditors. Financial statements for the fiscal year ended April 30, 1998, and the independent auditors' report thereon are included in the Statement of Additional Information. Further information about the performance of the Institutional Fund is contained in the Trust's most recent annual report to shareholders which may be obtained, without charge, by calling or writing the Institutional Fund at the telephone number or address on the front cover of this Prospectus.


     The following per share data and ratios for the Institutional Fund have been derived from information provided in the Fund's audited financial statements.



                                                  Year Ended April 30,
                                      --------------------------------------------
                                           1998           1997           1996
                                      -------------- -------------- --------------
Net Asset Value, beginning of year ..  $     1.00      $    1.00      $    1.00
Income from Investment Operations:
Net investment income ...............        .054           .052           .056
Net realized and unrealized gain on
 investments ........................          --             --             --
                                       -----------     ----------     ----------
Total from investment operations ....        .054           .052           .056
Less Distributions:
Dividends from net investment income.       (.054)         (.052)         (.056)
                                       -----------     ----------     ----------
Net Asset Value, end of year ........  $     1.00      $    1.00      $    1.00
                                       ===========     ==========     ==========
Total Return ........................        5.57%          5.34%          5.81%
Ratios/Supplemental Data:
 Net Assets, end of year (000) ......  $7,372,425     $6,197,878     $7,615,126
 Ratio of operating expenses to
  average net assets (before waiver).         .38%           .38%           .37%
 Ratio of operating expenses to
  average net assets (after waiver) .         .25%           .25%           .24%
 Ratio of net investment income,
  including realized and unrealized
  gains and losses, to average net
  assets (before waiver) ............        5.34%          5.12%          5.42%
 Ratio of net investment income,
  including realized and unrealized
  gains and losses to average net
  assets (after waiver) .............        5.47%          5.25%          5.55%



                                                         Year Ended April 30,
                                      -----------------------------------------------------------
                                           1995           1994           1993           1992
                                      -------------- -------------- -------------- --------------
Net Asset Value, beginning of year ..  $     1.00      $    1.00     $     1.00      $    1.00
Income from Investment Operations:
Net investment income ...............        .050           .031           .033           .050
Net realized and unrealized gain on
 investments ........................          --             --           .001             --
                                       ----------      ---------     -----------     ---------
Total from investment operations ....        .050           .031           .034           .050
Less Distributions:
Dividends from net investment income.       (.050)         (.031)         (.034)         (.050)
                                       ----------      ---------     -----------     ---------
Net Asset Value, end of year ........  $     1.00      $    1.00     $     1.00      $    1.00
                                       ==========      =========     ===========     =========
Total Return ........................        5.11%          3.20%          3.46%          5.12%
Ratios/Supplemental Data:
 Net Assets, end of year (000) ......  $6,580,086     $3,775,121     $4,712,639     $2,156,878
 Ratio of operating expenses to
  average net assets (before waiver).         .37%           .37%           .38%           .40%
 Ratio of operating expenses to
  average net assets (after waiver) .         .24%           .24%           .26%            --
 Ratio of net investment income,
  including realized and unrealized
  gains and losses, to average net
  assets (before waiver) ............        5.00%          2.91%          3.29%          4.99%
 Ratio of net investment income,
  including realized and unrealized
  gains and losses to average net
  assets (after waiver) .............        5.13%          3.04%          3.41%            --




                               Institutional Fund

                                                                     Five Months
                                            Year Ended April 30,   Ended April 30,     Year Ended November 30,
                                           ---------------------- ----------------- -----------------------------
                                                    1991                 1990            1989           1988
                                           ---------------------- ----------------- -------------- --------------
Net Asset Value, beginning of year .......       $     1.00          $     1.00       $     1.00     $     1.00
Income from Investment Operations:
Net investment income ....................             .074                .033             .088           .070
Net realized and unrealized gain on
 investments .............................               --                  --               --             --
                                                 ----------          ----------       ----------     ----------
Total from investment operations .........             .074                .033             .088           .070
Less Distributions:
Dividends from net investment income......            (.074)              (.033)           (.088)         (.070)
                                                 ----------          ----------       ----------     ----------
Net Asset Value, end of year .............       $     1.00          $     1.00       $     1.00     $     1.00
                                                 ==========          ==========       ==========     ==========
Total Return .............................             7.67%               8.11%*           9.16%          7.25%
Ratios/Supplemental Data:
 Net Assets, end of year (000)                   $2,622,402          $1,732,563       $1,800,019     $1,258,741
 Ratio of operating expenses to
 average net assets (before waiver) ......              .42%                .45%*            .46%           .45%
 Ratio of operating expenses to
 average net assets (after waiver) .......               --                  --               --             --
 Ratio of net investment income,
 including realized and unrealized
 gains and losses, to average net
  assets (before waiver) .................             7.35%               7.99%*           8.83%          6.92%
 Ratio of net investment income,
 including realized and unrealized
 gains and losses to average net
 assets (after waiver) ...................               --                  --               --             --        --


--------

(*) On an annualized basis.





                               Institutional Fund

                                YIELD INFORMATION

     Set forth below is yield information as to the net annualized and compounded yield for the seven-day period ended April 30, 1998.





  Annualized Yield:
    Including gains and losses ...........................   5.44%
    Excluding gains and losses ...........................   5.44%
  Compounded Annualized Yield ............................   5.59%
  Average Maturity of Portfolio at End of Period .........   75 days


     The yield on Institutional Fund shares normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by the Institutional Fund of future yields or rates of return on its shares. The Institutional Fund's yield is affected by changes in interest rates on money market securities, average portfolio maturity, the types and quality of portfolio securities held, and operating expenses.



     On occasion, the Institutional Fund may compare its yield to (i) the IBC's First Tier-Institutional Funds Only Average, an average compiled by IBC's Money Fund Report, a widely recognized independent publication that monitors the performance of money market mutual funds, (ii) the average yield reported by the Bank Rate Monitor National IndexTM for money market accounts offered by the 100 leading banks and thrift institutions in the 10 largest standard metropolitan statistical areas, (iii) yield data published by Lipper Analytical Services, Inc., (iv) the yield on an investment in 90-day Treasury bills on a rolling basis, assuming quarterly compounding, or (v) performance data contained in publications such as Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, CDA Investment Technology, Inc., IBC's Money Fund Report, Forbes and Fortune. As with yield quotations, yield comparisons should not be considered indicative of the Institutional Fund's yield or relative performance for any future period.




                    THE INSTITUTIONAL FUND AND ITS OBJECTIVES


     The Institutional Fund is a no-load money fund whose objectives are maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term "money market" instruments. The Institutional Fund enables investors to invest short-term cash reserves in a portfolio of high quality "money market" securities. Institutional Fund shares are sold and redeemed on each business day at the net asset value next determined after an order is received, and there is no sales or redemption charge. There can be no assurance that the objectives of the Institutional Fund will be attained.


     The Institutional Fund will attempt to accomplish its objectives of maximum current income consistent with liquidity and the maintenance of a portfolio of high quality "money market" instruments by investing in securities with remaining maturities of up to 762 days (25 months) in the case of government securities and 397 days (13 months) in the case of all other securities. The dollar weighted average maturity of the Institutional Fund's portfolio will be 90 days or less.

     The following is a description of the types of short-term "money market" instruments in which the Institutional Fund will principally invest:

    (i) U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;


                               Institutional Fund

    (ii) U.S. dollar-denominated obligations of U.S. and foreign depository institutions, including, but not limited to, certificates of deposit, bankers' acceptances, time deposits, bank notes, thrift notes and thrift deposit notes;

    (iii) commercial paper and other short-term obligations issued by corporations, partnerships, trusts or other entities, including U.S. dollar-denominated obligations issued by foreign entities; and

    (iv) other short-term obligations which in the opinion of the Trustees of the Trust are of comparable credit quality.

     The Institutional Fund will only invest in short-term obligations that (1) have been rated in the highest rating category for short-term debt obligations by at least two nationally recognized statistical rating organizations ("NRSRO"); (2) have been rated in the highest rating category by a single NRSRO if only one NRSRO has rated the security; (3) have been issued by an issuer rated in the highest rating category by an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the investment; or
(4) if not rated, will be of comparable quality as determined by the Trustees of the Trust. Currently, there are six NRSROs: Duff & Phelps Credit Rating Co., Fitch Investors Service, Inc., IBCA Limited and its affiliate IBCA, Inc., Moody's Investors Service, Inc., Standard & Poor's Rating Group and Thomson BankWatch, Inc.

     Rule 2a-7 of the Securities and Exchange Commission presently limits investments by the Institutional Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities) ordinarily to not more than 5% of its total assets, or, in the event that such securities are not First Tier Securities (as defined in the Rule), not more than 1%. In addition, Rule 2a-7 requires that not more than 5% of the Institutional Fund's total assets be invested in Second Tier Securities (as defined in the Rule). As a matter of operating policy, the Institutional Fund will not invest in Second Tier Securities.

     The following is a description of some of the investments or investment practices in which the Institutional Fund may invest or engage:

    Government Securities: U.S. Treasury bills and notes are supported by the full faith and credit of the United States. The Institutional Fund also invests in instruments issued by U.S. Government sponsored enterprises, agencies and instrumentalities, including, but not limited to, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association, the Federal Agricultural Mortgage Corporation, and the Federal Home Loan Bank. Such securities may also include debt securities issued by international organizations designated or supported by multiple governmental entities, such as the International Bank for Reconstruction and Development. Government agency securities are not direct obligations of the U.S. Treasury but involve various forms of U.S. Government sponsorship or guarantees. The U.S. Government is not obligated to provide financial support to any of the above.

    Repurchase Agreements: The Institutional Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Institutional Fund) acquires the obligation (debt security) and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. As a matter of operating policy, the Institutional Fund will not enter into repurchase agreements with more than seven days to maturity if it would result in the investment of more than 10% of the value of the Institutional Fund's net assets in such repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Institutional Fund


                               Institutional Fund
   but only to constitute collateral for the seller's obligation to pay the repurchase price, and, in the event of a default by the seller, the Institutional Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

    Reverse Repurchase Agreements: The Institutional Fund may enter into reverse repurchase agreements which involve the sale of money market securities held by the Institutional Fund, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. During the time a reverse repurchase agreement is outstanding, the Institutional Fund will maintain a segregated custodial account containing U.S. Government or other appropriate liquid securities having a value equal to the repurchase price. Management of the Institutional Fund does not consider entering into reverse repurchase agreements to constitute borrowing money for purposes of the Fund's investment restrictions set forth in the Statement of Additional Information.

    Lending of Portfolio Securities: The Institutional Fund may lend portfolio securities to brokers, dealers and financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. During the period of the loan, the Institutional Fund receives income on the loaned securities and either receives a fee or earns interest on any investments made with cash collateral and thereby increases its yield. Management of the Institutional Fund does not consider the lending of portfolio securities to constitute loans for purposes of the Fund's investment restrictions set forth in the Statement of Additional Information.

    Commercial Paper and Other Short-Term Obligations: The Institutional Fund may purchase commercial paper (including variable amount master notes and funding agreements), which refers to short-term promissory notes issued by corporations, partnerships, trusts or other entities to finance short-term credit needs, and non-convertible debt securities (e.g., bonds and debentures) with no more than 397 days (13 months) remaining to maturity at the time of purchase. Short-term obligations issued by trusts may include, but are not limited to, mortgage-related or asset-backed debt instruments, including pass-through certificates such as participations in, or Treasury bonds or notes backed by, pools of mortgages, or credit card, automobile or other types of receivables. See "Investment Objectives and Policies" in the Statement of Additional Information for a discussion of these structured financings.

    Bank Money Instruments: Obligations of depository institutions such as certificates of deposit, including variable rate certificates of deposit, bankers' acceptances, bank notes and time deposits.

    Forward Commitments: The Institutional Fund may purchase and sell securities on a when-issued basis or forward commitment basis, and it may purchase or sell such securities for delayed delivery. The value of the security on the delivery date may be more or less than its purchase or sale price. The Institutional Fund will maintain a segregated account with its custodian of liquid securities in an aggregate amount equal to the amount of its commitments in connection with such purchase transactions.

     While the types of money market securities in which the Institutional Fund invests generally are considered to have low principal risk, such securities are not completely risk-free. There is a risk of the failure of issuers to meet their principal and interest obligations. With respect to repurchase agreements, reverse repurchase agreements and the lending of portfolio securities by the Institutional Fund, there is also the risk of the failure of parties involved to repurchase at the agreed upon price or to return the securities involved in such transactions, in which event the Institutional Fund may suffer time delays and incur costs or possible losses in connection with such transactions.


     Investment Restrictions. The Institutional Fund has adopted a number of restrictions and policies relating to the investment of its assets and activities, which are fundamental policies and may not be changed without the



                               Institutional Fund
approval of the holders of a majority of the Institutional Fund's outstanding voting securities. Among the more significant restrictions, the Institutional Fund may not (1) invest more than 25% of its total assets in the securities of issuers in any particular industry (other than U.S. Government securities, Government agency securities or domestic bank money instruments); purchase the securities of any one issuer, other than the U.S. Government, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer, except that up to 25% of the value of the Institutional Fund's total assets may be invested without regard to this limitation; or (3) enter into repurchase agreements with more than seven days to maturity if it would result in the investment of more than 10% of the value of the Institutional Fund's assets in such repurchase agreements.



                               INVESTMENT ADVISER

     The investment adviser to the Institutional Fund is Fund Asset Management, L.P. ("FAM"), a subsidiary of Merrill Lynch & Co., Inc., a publicly held corporation.


     FAM, subject to the general supervision of the Trust's Board of Trustees, renders investment advice to the Institutional Fund and is responsible for the overall management of the Institutional Fund's business affairs. For the fiscal year ended April 30, 1998, FAM was entitled to receive investment advisory fees of $21,807,793 or .33% of the Institutional Fund's average daily net assets. FAM has agreed to waive a portion of its fee so that the effective annual fee payable by the Institutional Fund to FAM will be at the annual rate of .20% of the Fund's average daily net assets. During the fiscal year ended April 30, 1998, such waiver amounted to $8,619,014 or .13% of the Institutional Fund's average daily net assets. FAM therefore received $13,188,779 or .20% of the Fund's average daily net assets during the fiscal year ended April 30, 1998. FAM may discontinue waiver of the fee in whole or in part at any time without notice. During the fiscal year ended April 30, 1998, the Institutional Fund's total expenses were $16,501,786 or .25% of its average daily net assets. If FAM had not waived a portion of its fee, the Institutional Fund's total expenses would have been $25,120,800 or .38% of its average daily net assets during the fiscal year ended April 30, 1998.




                               Institutional Fund

PROSPECTUS
June 11, 1998




                     Merrill Lynch Rated Institutional Fund
                 of Merrill Lynch Funds For Institutions Series

One Financial Center                 For general information and purchases call
Boston, Massachusetts 02111              617-357-1460 or toll free 800-225-1576

     The Rated Institutional Fund is a no-load money fund whose objectives are maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term "money market" instruments. The Rated Institutional Fund is a series of Merrill Lynch Funds For Institutions Series (the "Trust"), a diversified, open-end management investment company. The Rated Institutional Fund seeks to maintain a constant $1.00 net asset value per share, although this cannot be assured. An investment in the Rated Institutional Fund is neither insured nor guaranteed by the U.S. Government. For more information on the Fund's investment objectives, please see "The Rated Institutional Fund and Its Objectives," page 3.

                       ----------------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
  OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                      ----------------------------------

     The Prospectus sets forth in concise form the information about the Rated Institutional Fund that a prospective investor should know before investing in the Rated Institutional Fund. Investors should read and retain this Prospectus for future reference. Additional information about the Rated Institutional Fund has been filed with the Securities and Exchange Commission the "Commission" in a Statement of Additional Information and is available upon request and without charge. Investors and prospective investors may obtain a copy of the Statement of Additional Information, which is dated June 11, 1998, by writing to or calling Merrill Lynch Rated Institutional Fund at the above address and telephone numbers. The Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information about the Fund. The Statement of Additional Information has been incorporated by reference into this Prospectus.


     The minimum initial purchase for the Rated Institutional Fund is $1,000,000 per investor.

                                TABLE OF CONTENTS

                                               Page
                                               ----
    Fee Table ..........................         2
    Yield Information ..................         3
    The Rated Institutional Fund and Its
       Objectives ......................         3
    Investment Adviser .................         6
    Appendix
     Investors for Whom the Funds are
        Designed .......................       A-1
     Investment Adviser ................       A-2
     Distributor .......................       A-2




                                   Page
                                   ----
Management .....................   A-3
Purchase of Shares .............   A-3
Redemptions ....................   A-6
Dividends ......................   A-8
Net Asset Value ................   A-9
Taxes ..........................   A-10
Portfolio Transactions .........   A-10
Exchange Privilege .............   A-11
Additional Information .........   A-12
Account Application ............   A-19

                                    FEE TABLE


                                                             Rated
                                                         Institutional
                                                             Fund
                                                        --------------
Shareholder Transaction Expenses:
  Maximum Sales Charge Imposed on Purchases ..............  None
  Deferred Sales Charge ..................................  None
  Sales Charge Imposed on Dividend Reinvestments .........  None
  Redemption Fee .........................................  None
  Exchange Fee ...........................................  None

Annual Fund Operating Expenses (as a percentage of average net assets)
  Investment Advisory Fees ...............................   .20%
  Other Expenses*
   Dividend and Transfer Agency Fees .....................   .01%
   Other Fees and Expenses ...............................   .04%*
                                                             ---
  Total Other Expenses ...................................   .05%
                                                             ---
  Total Fund Operating Expenses ..........................   .25%*
                                                             ===


--------
* Based on estimated amounts for the current fiscal year.


Example:



                                                             Cumulative Expenses Paid for the Period
                                                                              of:
                                                             --------------------------------------
                                                              1 Year   3 Years   5 Years   10 Years
                                                             -------- --------- --------- ---------
An investor would pay the following expenses on a $1,000
 investment assuming (1) an operating expense ratio of .25%,
 (2) a 5% annual return throughout the period and (3)
 redemption at the end of the period .......................    $3        $8       $14       $32


     The foregoing fee table is intended to assist investors in understanding the costs and expenses that a shareholder in the Rated Institutional Fund will bear directly or indirectly. The Example set forth above assumes reinvestment of all dividends and distributions and uses a five percent annual rate of return as mandated by Securities and Exchange Commission regulations. The actual rate of return on the Fund's shares will vary, and may be more or less than five percent. The Example should not be considered a representation of past or future expenses, and actual expenses may be more or less than those assumed for purposes of the Example. For a more detailed description of such costs and expenses, see "Investment Adviser," "Distributor," "Purchase of Shares" and "Redemptions."


                            Rated Institutional Fund

                                YIELD INFORMATION

     The yield on Rated Institutional Fund shares normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by the Rated Institutional Fund of future yields or rates of return on its shares. The Rated Institutional Fund's yield will be affected by changes in interest rates on money market securities, average portfolio maturity, the types and quality of portfolio securities held, and operating expenses.

     On occasion, the Rated Institutional Fund may compare its yield to (i) the IBC's First Tier-Institutional Funds Only Average, an average compiled by IBC's Money Fund Report, a widely recognized independent publication that monitors the performance of money market mutual funds, (ii) the average yield reported by the Bank Rate Monitor National IndexTM for money market accounts offered by the 100 leading banks and thrift institutions in the 10 largest standard metropolitan statistical areas, (iii) yield data published by Lipper Analytical Services, Inc., (iv) the yield on an investment in 90-day Treasury bills on a rolling basis, assuming quarterly compounding, or (v) performance data contained in publications such as Morningstar Publications Inc., Money Magazine, U.S. News & World Report, Business Week, CDA Investment Technology, Inc., IBC's Money Fund Report, Forbes and Fortune. As with yield quotations, yield comparisons should not be considered indicative of the Fund's yield or relative performance for any future period.



                 THE RATED INSTITUTIONAL FUND AND ITS OBJECTIVES

     The Rated Institutional Fund is a no-load money fund whose objectives are maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term "money market" instruments. The Rated Institutional Fund enables investors to invest short-term cash reserves in a portfolio of high quality "money market" securities. Rated Institutional Fund shares are sold and redeemed on each business day at the net asset value next determined after an order is received, and there is no sales or redemption charge. There can be no assurance that the objectives of the Rated Institutional Fund will be attained.

     The Rated Institutional Fund will attempt to accomplish its objectives of maximum current income consistent with liquidity and the maintenance of a portfolio of high quality "money market" instruments by investing in securities with remaining maturities of up to 762 days (25 months) in the case of government securities and 397 days (13 months) in the case of all other securities.

     The Rated Institutional Fund will maintain a rating from one or more nationally recognized statistical rating organizations ("NRSRO") that provide ratings on money market funds. There can be no assurance that the Fund will maintain any particular rating from any particular "NRSRO".

     The dollar weighted average maturity of the Rated Institutional Fund's portfolio will not exceed 90 days; however the Fund may seek to maintain a dollar weighted average maturity that does not exceed a period of less than 90 days to the extent necessary to achieve a particular rating.

     The following is a description of the types of short-term "money market" instruments in which the Rated Institutional Fund will principally invest:

    (i) U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

    (ii) U.S. dollar-denominated obligations of U.S. and foreign depository institutions, including, but not limited to, certificates of deposit, bankers' acceptances, time deposits, bank notes, thrift notes and deposit notes;


                            Rated Institutional Fund

    (iii) commercial paper and other short-term obligations issued by corporations, partnerships, trusts or other entities, including U.S. dollar-denominated obligations issued by foreign entities; and

    (iv) other short-term obligations which in the opinion of the Trustees of the Trust are of comparable credit quality.

     The Rated Institutional Fund will only invest in short-term obligations that (1) have been rated in the highest rating category for short-term debt obligations by at least two NRSROs, (2) have been rated in the highest rating category by a single NRSRO if only one NRSRO has rated the security, (3) have been issued by an issuer rated in the highest rating category by an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the investment, or (4) if not rated, will be of comparable quality as determined by the Trustees of the Trust. Currently there are six NRSROs:
Standard & Poor's Rating Group, Duff & Phelps Credit Rating Co., Fitch Investors Service, Inc., IBCA Limited and its affiliate IBCA, Inc., Moody's Investors Service, Inc., and Thomson BankWatch, Inc.

     Rule 2a-7 of the Securities and Exchange Commission presently limits investments by the Rated Institutional Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities or securities guaranteed by a non-controlled person of the issuer) ordinarily to not more than 5% of its total assets, or, in the event that such securities are not First Tier Securities (as defined in the Rule), not more that 1%. In addition, Rule 2a-7 requires that not more than 5% of the Rated Institutional Fund's total assets be invested in Second Tier Securities (as defined in the Rule). As a matter of operating policy, the Rated Institutional Fund will not invest in Second Tier Securities. Rule 2a-7 currently limits investments by the Fund in securities guaranteed by a non-controlled person of the issuer to no more than 10% of a Fund's total assets in respect of 75% of the Fund's total assets.

     The following is a description of some of the investments or investment practices in which the Rated Institutional Fund may invest or engage:

     Government Securities: U.S. Treasury bills and notes are supported by the full faith and credit of the United States. The Rated Institutional Fund also invests in instruments issued by U.S. Government sponsored enterprises, agencies and instrumentalities, including, but not limited to, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association, the Federal Agricultural Mortgage Corporation, and the Federal Home Loan Bank. Such securities may also include debt securities issued by international organizations designated or supported by multiple governmental entities, such as the International Bank for Reconstruction and Development. Government agency securities are not direct obligations of the U.S. Treasury but involve various forms of U.S. Government sponsorship or guarantees. The U.S. Government is not obligated to provide financial support to any of the above.

     Repurchase Agreements: The Rated Institutional Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Rated Institutional Fund) acquires the obligation (debt security) and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. As a matter of operating policy the Rated Institutional Fund will not enter into repurchase agreements with more than seven days to maturity if it would result in the investment of more than 10% of the value of the Rated Institutional Fund's net assets in such repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Rated Institutional Fund but only to constitute collateral for the seller's obligation to pay the repurchase price, and, in the event of a default by the seller, the Rated Institutional Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.


                            Rated Institutional Fund

     Reverse Repurchase Agreements: The Rated Institutional Fund may enter into reverse repurchase agreements which involve the sale of money market securities held by the Rated Institutional Fund, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. During the time a reverse repurchase agreement is outstanding, the Rated Institutional Fund will maintain a segregated custodial account containing U.S. Government or other appropriate liquid securities having a value equal to the repurchase price.

     Lending of Portfolio Securities: The Rated Institutional Fund may lend portfolio securities to brokers, dealers and financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. During the period of the loan, the Rated Institutional Fund receives income on the loaned securities and either receives a fee or earns interest on any investments made with cash collateral and thereby increases its yield.

     Commercial Paper and Other Short-Term Obligations: The Rated Institutional Fund may purchase commercial paper (including variable amount master notes and funding agreements), which refers to short-term promissory notes issued by corporations, partnerships, trusts or other entities to finance short-term credit needs, and non-convertible debt securities (e.g., bonds and debentures) with no more than 397 days (13 months) remaining to maturity at the time of purchase. Short-term obligations issued by trusts may include, but are not limited to, mortgage-related or asset-backed debt instruments, including pass-through certificates such as participations in, or Treasury bonds or notes backed by, pools of mortgages, or credit card, automobile or other types of receivables. See "Investment Objectives and Policies" in the Statement of Additional Information for a discussion of these structured financings.

     Bank Money Instruments: Obligations of depository institutions such as certificates of deposit, including variable rate certificates of deposit, bankers' acceptances, bank notes and time deposits.

     Forward Commitments: The Rated Institutional Fund may purchase and sell securities on a when-issued basis or forward commitment basis, and it may purchase or sell such securities for delayed delivery. The value of the security on the delivery date may be more or less than its purchase or sale price. The Rated Institutional Fund will maintain a segregated account with its custodian of liquid securities in an aggregate amount equal to the amount of its commitments in connection with such purchase transactions.

     While the types of money market securities in which the Rated Institutional Fund invests generally are considered to have low principal risk, such securities are not completely risk-free. There is a risk of the failure of issuers to meet their principal and interest obligations. With respect to repurchase agreements, reverse repurchase agreements and the lending of portfolio securities by the Rated Institutional Fund, there is also the risk of the failure of parties involved to repurchase at the agreed upon price or to return the securities involved in such transactions, in which event the Rated Institutional Fund may suffer time delays and incur costs or possible losses in connection with such transactions.


     Investment Restrictions. The Rated Institutional Fund has adopted a number of restrictions and policies relating to the investment of its assets and its activities, which are fundamental policies and may not be changed without the approval of the holders of a majority of the Rated Institutional Fund's outstanding voting securities. Among the more significant restrictions, the Rated Institutional Fund may not (1) invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities issued by the U.S. Government and its agencies and instrumentalities; instruments issued by domestic banks; and for purposes of this restriction, issuers of asset-backed and mortgage-backed securities will not be considered to be in any particular



                            Rated Institutional Fund
industry); (2) borrow money, except that the Rated Institutional Fund may borrow from banks (as defined in the Investment Company Act) in amounts of up to 331/3% of its total assets (including the amount borrowed), or for temporary purposes (up to an additional 5% of its total assets), or as necessary for the clearance of securities transactions, or for the purchase of securities on margin; or (3) make loans to other persons, except that the purchase of debt instruments, U.S. Government securities, commercial paper and other short-term obligations, bank money instruments and repurchase agreements are not deemed the making of a loan and that the Rated Institutional Fund may lend its portfolio securities in accordance with applicable law and the guidelines set forth herein and in the Statement of Additional Information.



                               INVESTMENT ADVISER

     The investment adviser to the Rated Institutional Fund is Fund Asset Management, L.P. ("FAM"), a subsidiary of Merrill Lynch & Co., Inc., a publicly held corporation.

     FAM, subject to the general supervision of the Trust's Board of Trustees, renders investment advice to the Rated Institutional Fund and is responsible for the overall management of the Rated Institutional Fund's business affairs. FAM is entitled to receive an investment advisory fee at the annual rate of 0.20% of the Rated Institutional Fund's average daily net assets.


                            Rated Institutional Fund

PROSPECTUS
June 11, 1998



                          Merrill Lynch Government Fund
                 of Merrill Lynch Funds For Institutions Series

One Financial Center                 For general information and purchases call
Boston, Massachusetts 02111              617-357-1460 or toll free 800-225-1576


     The Government Fund is a no-load money fund whose objectives are to seek current income consistent with liquidity and security of principal by investing in a portfolio of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Government Fund is a series of Merrill Lynch Funds For Institutions Series (the "Trust"), a diversified, open-end management investment company. The Government Fund seeks to maintain a constant $1.00 net asset value per share, although this cannot be assured. An investment in the Government Fund is neither insured nor guaranteed by the U.S. Government. For more information on the Fund's investment objectives, please see "The Government Fund and Its Objectives," page 4.


                       ----------------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
    EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                       ----------------------------------

     This Prospectus sets forth in concise form the information about the Government Fund that a prospective investor should know before investing in the Government Fund. Investors should read and retain this Prospectus for future reference. Additional information about the Government Fund has been filed with the Securities and Exchange Commission (The "Commission") in a Statement of Additional Information and is available upon request and without charge. Investors and prospective investors may obtain a copy of the Statement of Additional Information, which is dated June 11, 1998, by writing to or calling Merrill Lynch Government Fund at the above address and telephone numbers. The Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information about the Fund. The Statement of Additional Information has been incorporated by reference into this Prospectus.


     The minimum initial purchase for the Government Fund is $25,000 per investor.

                                TABLE OF CONTENTS



                                                 Page
                                                ------
    Fee Table ............................         2
    Financial Highlights .................         3
    Yield Information ....................         4
    The Government Fund and Its
       Objectives ........................         4
    Investment Adviser ...................         6
    Appendix
     Investors for Whom the Funds are
        Designed .........................       A-1
     Investment Adviser ..................       A-2
     Distributor .........................       A-2




                                        Page
                                        ----
Management ..........................   A-3
Purchase of Shares ..................   A-3
Redemptions .........................   A-6
Dividends ...........................   A-8
Net Asset Value .....................   A-9
Taxes ...............................   A-10
Portfolio Transactions ..............   A-10
Exchange Privilege ..................   A-11
Additional Information ..............   A-12
Account Application .................   A-19
Authorization for Redemption by Check
   Form .............................   A-21



                                    FEE TABLE



                                                               Government
                                                                  Fund
                                                              -----------
Shareholder Transaction Expenses
  Maximum Sales Charge Imposed on Purchases .................  None
  Deferred Sales Charge .....................................  None
  Sales Charge Imposed on Dividend Reinvestments ............  None
  Redemption Fee ............................................  None
  Exchange Fee ..............................................  None

Annual Fund Operating Expenses (as a percentage of average net assets)
  Investment Advisory Fees (net of fee waiver) ..............   .20%*
  Other Expenses
   Dividend and Transfer Agency Fees ........................   .01%
   Other Fees and Expenses ..................................   .04%
                                                               -------
    Total Other Expenses ....................................   .05%
                                                               -------
  Total Fund Operating Expenses (net of fee waiver) .........   .25%*
                                                               =======


--------

* The Fund's Investment Adviser has agreed to waive a portion of its fee so that the effective annual fee will be .20% of the Fund's average daily net assets. If the Investment Adviser had not agreed to waive a portion of the investment advisory fee, the Investment Advisory Fees would be .32% of average daily net assets and Total Fund Operating Expenses would be .37% of average daily net assets. The Investment Adviser may discontinue the waiver of investment advisory fees in whole or in part without notice at any time.



Example:



                                                             Cumulative Expenses Paid for the Period
                                                                              of:
                                                             --------------------------------------
                                                              1 Year   3 Years   5 Years   10 Years
                                                             -------- --------- --------- ---------
An investor would pay the following expenses on a $1,000
 investment assuming (1) an operating expense ratio of .25%,
 (2) a 5% annual return throughout the period and (3)
 redemption at the end of the period .......................    $3        $8       $14       $32


     The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a shareholder in the Government Fund will bear directly or indirectly. The Example set forth above assumes reinvestment of all dividends and distributions and uses a five percent annual rate of return as mandated by Securities and Exchange Commission regulations. The actual rate of return on the Government Fund's shares will vary, and may be more or less than five percent. The Example should not be considered a representation of past or future expenses, and actual expenses may be more or less than those assumed for purposes of the Example. For a more detailed description of such costs and expenses, see "Investment Adviser," "Distributor," "Purchase of Shares" and "Redemptions."


                                 Government Fund

                              FINANCIAL HIGHLIGHTS


     The financial information in the table below has been audited by Deloitte & Touche LLP, independent auditors. Financial statements for the fiscal year ended April 30, 1998, and the independent auditors' report thereon are included in the Statement of Additional Information. Further information about the performance of the Government Fund is contained in the Trust's most recent annual report to shareholders which may be obtained, without charge, by calling or writing the Government Fund at the telephone number or address on the front cover of this Prospectus.


     The following per share data and ratios for the Government Fund have been derived from information provided in the Fund's audited financial statements.



                                                   Year Ended April 30,
                                       --------------------------------------------
                                            1998           1997           1996
                                       -------------- -------------- --------------
Net Asset Value, beginning of year ...   $     1.00     $     1.00     $     1.00
Income from Investment Operations:
Net investment income ................         .053           .052           .055
Net realized and unrealized gain on
 investments .........................           --             --             --
                                         ----------     ----------     ----------
Total from investment operations .....         .053           .052           .055
Less Distributions:
Dividends from net investment income..        (.053)         (.052)         (.055)
                                         ----------     ----------     ----------
Net Asset Value, end of year .........   $     1.00     $     1.00     $     1.00
                                         ==========     ==========     ==========
Total Return .........................         5.48%          5.31%          5.67%
Ratios/Supplemental Data:
Net Assets, end of period (000) ......   $2,114,592     $2,017,399     $1,643,625
 Ratio of expenses to average net
  assets (before waiver) .............          .37%           .38%           .38%
 Ratio of expenses to average net
  assets (after waiver) ..............          .25%           .26%           .26%
 Ratio of net investment income,
  including realized and unrealized
  gains and losses, to average net
  assets (before waiver) .............         5.24%          5.07%          5.37%
 Ratio of net investment income,
  including realized and unrealized
  gains and losses to average net
  assets (after waiver) ..............         5.36%          5.19%          5.49%



                                                          Year Ended April 30,
                                       -----------------------------------------------------------
                                            1995           1994           1993           1992
                                       -------------- -------------- -------------- --------------
Net Asset Value, beginning of year ...   $     1.00      $    1.00     $     1.00     $     1.00
Income from Investment Operations:
Net investment income ................         .049           .030           .030           .047
Net realized and unrealized gain on
 investments .........................           --             --           .001           .002
                                         ----------     ----------     ----------     ----------
Total from investment operations .....         .049           .030           .031           .049
Less Distributions:
Dividends from net investment income..        (.049)         (.030)         (.031)         (.049)
                                         ----------     ----------     ----------     ----------
Net Asset Value, end of year .........   $     1.00      $    1.00     $     1.00     $     1.00
                                         ==========     ==========     ==========     ==========
Total Return .........................         4.99%          3.06%          3.19%          5.05%
Ratios/Supplemental Data:
Net Assets, end of period (000) ......   $1,601,085     $1,533,478     $1,355,044     $1,358,150
 Ratio of expenses to average net
  assets (before waiver) .............          .37%           .38%           .39%           .41%
 Ratio of expenses to average net
  assets (after waiver) ..............          .24%           .32%            --             --
 Ratio of net investment income,
  including realized and unrealized
  gains and losses, to average net
  assets (before waiver) .............         4.82%          2.83%          3.19%          4.93%
 Ratio of net investment income,
  including realized and unrealized
  gains and losses to average net
  assets (after waiver) ..............         4.95%          2.89%            --             --



                                 Government Fund

                                                                             Eight
                                                                             Months
                                                Year Ended April 30,         Ended               Year Ended August 31,
                                               ----------------------      April 30,      ----------------------------------
                                                        1991                  1990             1989             1988
                                               ----------------------   ---------------   --------------   --------------
Net Asset Value, beginning of year .........         $     1.00            $     1.00       $     1.00       $     1.00
Income from Investment Operations:
Net investment income ......................               .070                  .052             .083             .061
Net realized and unrealized gain on
 investments ...............................               .001                    --               --             .001
                                                     ----------            ----------       ----------       ----------
Total from investment operations ...........               .071                 . 052             .083             .062
Less Distributions:
Dividends from net investment income........              (.071)                (.052)           (.083)           (.062)
                                                     ----------            ----------       ----------       ----------
Net Asset Value, end of year ...............         $     1.00            $     1.00       $     1.00       $     1.00
                                                     ==========            ==========       ==========       ==========
Total Return ...............................               7.38%                 8.15%*           8.65%            6.43%
Ratios/Supplemental Data:
 Net Assets, end of period (000) ...........         $1,438,197            $1,270,277       $1,409,819       $1,469,766
 Ratio of expenses to average net
 assets (before waiver) ....................                .44%                  .46%*             .46%            .46%
 Ratio of expenses to average net
 assets (after waiver) .....................                 --                    --                --              --
 Ratio of net investment income,
 including realized and unrealized
 gains and losses, to average net
  assets (before waiver) ...................               7.11%                 7.97%*            8.31%           6.23%
 Ratio of net investment income,
 including realized and unrealized
 gains and losses to average net
 assets (after waiver) .....................                 --                    --                --              --


--------

* On an annualized basis.



                                 Government Fund

                                YIELD INFORMATION

     Set forth below is yield information as to the net annualized and compounded yield for the seven-day period ended April 30, 1998.





  Annualized Yield:
    Including gains and losses ...........................   5.29%
    Excluding gains and losses ...........................   5.29%
  Compounded Annualized Yield ............................   5.43%
  Average Maturity of Portfolio at End of Period .........   58 days


     The yield on Government Fund shares normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by the Government Fund of future yields or rates of return on its shares. The Government Fund's yield is affected by changes in interest rates on money market securities, average portfolio maturity, the types and quality of portfolio securities held, and operating expenses.

     On occasion, the Government Fund may compare its yield to (i) the IBC's Government Only Institutional Only Average, an average compiled by IBC's Money Fund Report, a widely recognized independent publication that monitors the performance of money market mutual funds, (ii) the average yield reported by the Bank Rate Monitor National IndexTM for money market accounts offered by the 100 leading banks and thrift institutions in the 10 largest standard metropolitan statistical areas, (iii) yield data published by Lipper Analytical Services, Inc., (iv) the yield on an investment in 90-day Treasury bills on a rolling basis, assuming quarterly compounding, or (v) performance data contained in publications such as Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, CDA Investment Technology, Inc., IBC's Money Fund Report, Forbes and Fortune. As with yield quotations, yield comparisons should not be considered indicative of the Government Fund's yield or relative performance for any future period.


                     THE GOVERNMENT FUND AND ITS OBJECTIVES


     The Government Fund is a no-load money fund whose objectives are to seek current income consistent with liquidity and security of principal by investing in a portfolio of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"). The Government Fund enables investors to invest short-term cash reserves in a portfolio of U.S. Government securities. Government Fund shares are sold and redeemed on each business day at net asset value, and there is no sales or redemption charge. There can be no assurance that the objectives of the Government Fund will be attained.


     The Government Fund will attempt to accomplish its investment objectives by investing in a portfolio of U.S. Government securities, with remaining maturities not exceeding 762 days (25 months). The dollar weighted average maturity of the Government Fund's portfolio will be 90 days or less.

     Securities of the type included in the Government Fund's portfolio have historically had lower rates of return than commercial obligations but have involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period of a shareholder's investment in the Government Fund.

     The types of securities in which the Government Fund may invest include the following:

    Government Securities: Certain Government securities, including U.S. Treasury bills, notes and bonds and securities of the Government National Mortgage Association and the Federal Housing Administration, are


                                 Government Fund
   issued or guaranteed by the U.S. Government and supported by the full faith and credit of the United States. Other U.S. Government securities are issued or guaranteed by federal agencies or government-sponsored enterprises and are not direct obligations of the United States but involve sponsorship or guarantees by Government agencies or enterprises. These obligations include securities that are supported by the right of the issuer to borrow from the Treasury, such as obligations of Federal Home Loan Banks, and securities that are supported only by the credit of the instrumentality, such as Federal National Mortgage Association bonds. The Government Fund may also invest in securities issued by U.S. government instrumentalities that are international organizations designated or supported by multiple governments, such as the International Bank for Reconstruction and Development. Because the U.S. Government is not obligated to provide support to its instrumentalities, the Fund will invest in obligations issued by these instrumentalities where the Investment Adviser believes that the credit risk with respect to the issuers is minimal.

    Repurchase Agreements: The Government Fund may invest in obligations which are subject to repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Government Fund) acquires the obligation (debt security) and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during that period. As a matter of operating policy, the Government Fund will not enter into repurchase agreements with more than seven days to maturity if it would result in the investment of more than 10% of the value of the Government Fund's net assets in such repurchase agreements. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Government Fund but only to constitute collateral for the seller's obligation to pay the repurchase price and, in the event of a default by the seller, the Government Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

    Reverse Repurchase Agreements: The Government Fund may enter into reverse repurchase agreements which involve the sale of portfolio securities held by the Government Fund, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. During the time a reverse repurchase agreement is outstanding, the Government Fund will maintain a segregated custodial account containing U.S. Government or other appropriate liquid securities having a value equal to the repurchase price. Management of the Government Fund does not consider entering into reverse repurchase agreements to constitute borrowing money for purposes of the Fund's investment restrictions set forth in the Statement of Additional Information.

    Lending of Portfolio Securities: The Government Fund may lend portfolio securities to brokers, dealers and financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. During the period of the loan, the Government Fund will receive income on the loaned securities and either receives a fee or earns interest on any investments made with cash collateral and thereby increases its yield. Management of the Government Fund does not consider the lending of portfolio securities to constitute loans for purposes of the Fund's investment restrictions set forth in the Statement of Additional Information.

    Forward Commitments: The Government Fund may purchase and sell U.S. Government securities on a when-issued basis or forward commitment basis, and it may purchase or sell such securities for delayed delivery. These transactions occur when securities are purchased or sold by the Government Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Government Fund at the time of entering into the transaction. The value of the security on the delivery date


                                 Government Fund
   may be more or less than its purchase or sale price. If management of the Government Fund deems it appropriate to do so, the Government Fund may dispose of a commitment prior to settlement. There can, of course, be no assurance that the judgments upon which these practices are based will be accurate, and it is possible that in consequence of these practices the Government Fund would be required to pay on a settlement date more than the market value of the purchased securities at that time, or that the Government Fund would incur a loss by disposing of a commitment on terms less favorable than those of its original purchase. The Government Fund will maintain a segregated account with its custodian of cash or U.S. Government securities in an aggregate amount equal to the amount of its commitments in connection with such purchase transactions.

    "Stripped Coupon" Securities: The Government Fund may invest in direct obligations of the U.S. Government by purchasing component parts of U.S. Treasury bonds through the acquisition of deposit receipts which evidence ownership of direct interest in such component parts of such bonds.


     Investment Restrictions. The Government Fund has adopted a number of restrictions and policies relating to the investment of its assets and its activities which are fundamental policies and may not be changed without the approval of the holders of a majority of the Government Fund's outstanding voting securities. Among the more significant restrictions, the Government Fund may not (1) borrow money except from banks for temporary purposes and in an amount not exceeding 10% of the value of its total net assets, or mortgage, pledge or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of the dollar amounts borrowed. (As a matter of operating policy, the Government Fund will not invest in securities if outstanding borrowings exceed 5% of the net asset value.)




                               INVESTMENT ADVISER

     The investment adviser to the Government Fund is Fund Asset Management, L.P. ("FAM"), a subsidiary of Merrill Lynch & Co., Inc., a publicly held corporation.


     FAM, subject to the general supervision of the Trust's Board of Trustees and in conformance with the stated policies of the Government Fund, renders investment advice to the Government Fund and is responsible for the overall management of the Government Fund's business affairs. For the fiscal year ended April 30, 1998, FAM was entitled to receive investment advisory fees of $6,330,489 or .32% of the Government Fund's average daily net assets. FAM has agreed to waive a portion of its fee so that the effective annual fee payable by the Government Fund to FAM will be at the annual rate of .20% of the Fund's average daily net assets. During the fiscal year ended April 30, 1998, such waiver amounted to $2,369,204 or .12% of the Government Fund's average daily net assets. FAM therefore received $3,961,285 or .20% of the Government Fund's average daily net assets for the fiscal year ended April 30, 1998. FAM may discontinue waiver of the fee in whole or in part at any time without notice. During the fiscal year ended April 30, 1998, the Government Fund's total expenses were $4,986,047 or .25% of its average daily net assets. If FAM had not waived a portion of its fee, the Government Fund's total expenses would have been $7,355,251 or 37% of its average daily net assets during the fiscal year ended April 30, 1998.



                                 Government Fund

PROSPECTUS
June 11, 1998



                          Merrill Lynch Treasury Fund
                of Merrill Lynch Funds For Institutions Series

One Financial Center                 For general information and purchases call
Boston, Massachusetts 02111              617-357-1460 or toll free 800-225-1576


     The Treasury Fund is a no-load money fund whose objectives are to seek current income consistent with liquidity and security of principal. The Fund will attempt to achieve its investment objectives by investing in a portfolio of U.S. Treasury securities. The Treasury Fund is a series of Merrill Lynch Funds For Institutions Series (the "Trust"), a diversified, open-end management investment company. The Treasury Fund seeks to maintain a constant $1.00 net asset value per share, although this cannot be assured. An investment in the Treasury Fund is neither insured nor guaranteed by the U.S. Government. For more information on the Fund's investment objectives, please see "The Treasury Fund and Its Objectives," page 4.


                       ----------------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
    EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                      ----------------------------------

     The Prospectus sets forth in concise form the information about the Treasury Fund that a prospective investor should know before investing in the Treasury Fund. Investors should read and retain this Prospectus for future reference. Additional information about the Treasury Fund has been filed with the Securities and Exchange Commission (the "Commission") in a Statement of Additional Information and is available upon request and without charge. Investors and prospective investors may obtain a copy of the Statement of Additional Information, which is dated June 11, 1998 by writing to or calling Merrill Lynch Treasury Fund at the above address and telephone numbers. The Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information about the Fund. The Statement of Additional Information has been incorporated by reference into this Prospectus.


     The minimum initial purchase for the Treasury Fund is $25,000 per investor.

                                TABLE OF CONTENTS



                                                         Page
                                                         ------

    Fee Table ....................................         2
    Financial Highlights .........................         3
    Yield Information ............................         4
    The Treasury Fund and Its Objectives .........         4
    Investment Adviser ...........................         5
    Appendix
     Investors for Whom the Funds are
        Designed .................................       A-1
     Investment Adviser ..........................       A-2
    Distributor ..................................       A-2





                                              Page
                                              ----
Management ................................   A-3
Purchase of Shares ........................   A-3
Redemptions ...............................   A-6
Dividends .................................   A-8
Net Asset Value ...........................   A-9
Taxes .....................................   A-10
Portfolio Transactions ....................   A-10
Exchange Privilege ........................   A-11
Additional Information ....................   A-12
Account Application .......................   A-19
Authorization for Redemption by Check Form.   A-21

                                    FEE TABLE



                                                                           Treasury
                                                                             Fund
                                                                         -----------
Shareholder Transaction Expenses
  Maximum Sales Charge Imposed on Purchases ..........................      None
  Deferred Sales Charge ..............................................      None
  Sales Charge Imposed on Dividend Reinvestments .....................      None
  Redemption Fee .....................................................      None
  Exchange Fee .......................................................      None
Annual Fund Operating Expenses (as a percentage of average net assets)
  Investment Advisory Fees (net of fee waiver) .......................       .20%*
  Other Expenses
   Dividend and Transfer Agency Fees .................................       .02%
   Other Fees and Expenses ...........................................       .04%
                                                                            ----
    Total Other Expenses .............................................       .06%
                                                                            ----
  Total Fund Operating Expenses (net of fee waiver) ..................       .26%*
                                                                            ====


--------

* The Fund's Investment Adviser has agreed to waive a portion of its fee so that the effective annual fee will be .20% of the Fund's average daily net assets. If the Investment Adviser had not agreed to waive a portion of the investment advisory fee, the Investment Advisory Fees would be .35% of average daily net assets and Total Fund Operating Expenses would be .41% of average daily net assets. The Investment Adviser may discontinue the waiver of investment advisory fees in whole or in part without notice at any time.



Example:




                                                             Cumulative Expenses Paid for the Period
                                                                              of:
                                                             --------------------------------------
                                                              1 Year   3 Years   5 Years   10 Years
                                                             -------- --------- --------- ---------
An investor would pay the following expenses on a $1,000
 investment assuming (1) an operating expense ratio of .26%,
 (2) a 5% annual return throughout the period and (3)
 redemption at the end of the period .......................    $3        $8       $15       $33


     The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a shareholder in the Treasury Fund will bear directly or indirectly. The Example set forth above assumes reinvestment of all dividends and distributions and uses a five percent annual rate of return as mandated by Securities and Exchange Commission regulations. The actual rate of return on the Treasury Fund's shares will vary, and may be more or less than five percent. The Example should not be considered a representation of past or future expenses, and actual expenses may be more or less than those assumed for purposes of the Example. For a more detailed description of such costs and expenses, see "Investment Adviser," "Distributor," "Purchase of Shares" and "Redemptions."


                                  Treasury Fund

                             FINANCIAL HIGHLIGHTS


     The financial information in the table below has been audited by Deloitte & Touche LLP, independent auditors. Financial statements for the fiscal year ended April 30, 1998, and the independent auditors' report thereon are included in the Statement of Additional Information. Further information about the performance of the Treasury Fund is contained in the Trust's most recent annual report to shareholders which may be obtained, without charge, by calling or writing the Treasury Fund at the telephone number or address on the front cover of this Prospectus.


     The following per share data and ratios for the Treasury Fund have been derived from information provided in the Fund's audited financial statements.




                                                             Year Ended April 30,
                                                           -------------------------
                                                               1998         1997
                                                           ------------ ------------
Net Asset Value, beginning of year .......................   $   1.00     $   1.00
Income from Investment Operations:
 Net investment income ...................................       .051         .049
 Net realized and unrealized gain on investments .........         --           --
                                                             --------     --------
 Total from investment operations ........................       .051         .049
Less Distributions:
 Dividends from net investment income ....................      (.051)       (.049)
                                                             --------     --------
Net Asset Value, end of year .............................   $   1.00     $   1.00
                                                             ========     ========
Total Return .............................................       5.24%        5.08%
Ratios/Supplemental Data:
 Net Assets, end of year (000) ...........................   $759,197     $611,844
 Ratio of expenses to average net assets (before
 waiver) .................................................        .41%         .42%
 Ratio of expenses to average net assets (after
 waiver) .................................................        .26%         .27%
 Ratio of net investment income, including realized
 and unrealized gains and losses, to average net
 assets (before waiver) ..................................       5.11%        4.85%
Ratio of net investment income, including realized
 and unrealized gains and losses, to average net
 assets (after waiver) ...................................       5.26%        5.00%



                                                                          Year Ended April 30,
                                                           ---------------------------------------------------
                                                               1996         1995         1994         1993
                                                           ------------ ------------ ------------ ------------
Net Asset Value, beginning of year .......................   $   1.00      $  1.00     $   1.00     $   1.00
Income from Investment Operations:
 Net investment income ...................................       .052         .045         .027         .028
 Net realized and unrealized gain on investments .........         --           --           --         .001
                                                             --------     --------     --------     --------
 Total from investment operations ........................       .052         .045         .027         .029
Less Distributions:
 Dividends from net investment income ....................      (.052)       (.045)       (.027)       (.029)
                                                             --------     --------     --------     --------
Net Asset Value, end of year .............................   $   1.00      $  1.00     $   1.00     $   1.00
                                                             ========     ========     ========     ========
Total Return .............................................       5.37%        4.68%        2.82%        2.97%
Ratios/Supplemental Data:
 Net Assets, end of year (000) ...........................   $514,123     $342,844     $266,953     $359,318
 Ratio of expenses to average net assets (before
 waiver) .................................................        .41%         .44%         .45%         .45%
 Ratio of expenses to average net assets (after
 waiver) .................................................        .26%         .29%         .39%          --
 Ratio of net investment income, including realized
 and unrealized gains and losses, to average net
 assets (before waiver) ..................................       5.09%        4.58%        2.67%        2.93%
Ratio of net investment income, including realized
 and unrealized gains and losses, to average net
 assets (after waiver) ...................................       5.24%        4.73%        2.73%          --


                                  Treasury Fund

                                                                                                     Period From
                                                                         Year Ended April 30,        December 18,
                                                                     ---------------------------       1989-to
                                                                         1992           1991        April 30, 1990
                                                                     ------------   ------------   ---------------
Net Asset Value, beginning of year ...............................     $   1.00       $   1.00         $  1.00
Income from Investment Operations:
 Net investment income ...........................................         .045           .066            .028
 Net realized and unrealized gain on investments .................         .002           .003              --
                                                                       --------       --------         -------
 Total from investment operations ................................         .047           .069            .028
Less Distributions:
 Dividends from net investment income ............................        (.047)         (.069)          (.028)
                                                                       --------       --------         -------
Net Asset Value, end of year .....................................     $   1.00       $   1.00         $  1.00
                                                                       ========       ========         =======
Total Return .....................................................         4.79%          7.17%           7,75%*
Ratios/Supplemental Data:
 Net Assets, end of year (000) ...................................     $320,686       $391,643         $64,392
 Ratio of expenses to average net assets (before waiver) .........          .46%           .50%            .88%*
 Ratio of expenses to average net assets (after waiver) ..........           --            .47%            .51%*
 Ratio of net investment income, including realized and unrealized
 gains and losses, to average net assets (before waiver) .........         4.69%          6.63%           7.79%*
 Ratio of net investment income, including realized and unrealized
 gains and losses, to average net assets (after waiver) ..........           --           6.66%           8.16%*


--------
* On an annualized basis.

- Commencement of operations.




                                  Treasury Fund

                                YIELD INFORMATION

     Set forth below is yield information as to the net annualized and compounded yield for the seven-day period ended April 30, 1998.





  Annualized Yield:
    Including gains and losses ...........................   5.13%
    Excluding gains and losses ...........................   5.11%
  Compounded Annualized Yield ............................   5.24%
  Average Maturity of Portfolio at End of Period .........   60 days


     The yield on Treasury Fund shares normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by the Treasury Fund of future yields or rates of return on its shares. The Treasury Fund's yield is affected by changes in interest rates on money market securities, average portfolio maturity, the types and quality of portfolio securities held, and operating expenses.

     On occasion, the Treasury Fund may compare its yield to (i) the IBC's 100% U.S. Treasury Funds Average, an average compiled by IBC's Money Fund Report, a widely recognized independent publication that monitors the performance of money market mutual funds, (ii) the average yield reported by the Bank Rate Monitor National Index(TM) for money market accounts offered by the 100 leading banks and thrift institutions in the 10 largest standard metropolitan statistical areas, (iii) yield data published by Lipper Analytical Services, Inc., (iv) the yield on an investment in 90-day Treasury bills on a rolling basis, assuming quarterly compounding, or (v) performance data contained in publications such as Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, CDA Investment Technology, Inc., IBC's Money Fund Report, Forbes and Fortune. As with yield quotations, yield comparisons should not be considered indicative of the Treasury Fund's yield or relative performance for any future period.



                      THE TREASURY FUND AND ITS OBJECTIVES


     The Treasury Fund is a no-load money fund whose objectives are to seek current income consistent with liquidity and security of principal. The Treasury Fund enables investors to invest short-term cash reserves in a portfolio of direct obligations of the U.S. Treasury. Treasury Fund shares are sold and redeemed on each business day at net asset value next determined after an order is received, and there is no sales or redemption charge. There can be no assurance that the objectives of the Treasury Fund will be attained.


     The Treasury Fund will attempt to accomplish its investment objectives by investing in a portfolio of U.S. Treasury securities with remaining maturities not exceeding 762 days (25 months). The dollar weighted average maturity of the Treasury Fund's portfolio will be 90 days or less.

     Securities of the type included in the Treasury Fund's portfolio have historically had lower rates of return than commercial obligations but have involved little risk of loss of principal if held to maturity. However, due to fluctuation in interest rates, the market value of such securities may vary during the period of a shareholder's investment in the Treasury Fund.

     The types of securities in which the Treasury Fund may invest include the following:

     U.S. Treasury Securities: The Treasury Fund will invest in Treasury bills, notes and other direct obligations of the U.S. Treasury.


                                  Treasury Fund

    Forward Commitments: The Treasury Fund may purchase and sell U.S. Treasury securities on a when-issued or forward commitment basis and it may purchase or sell such securities for delayed delivery. These transactions occur when securities are purchased or sold by the Treasury Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Treasury Fund at the time of entering into the transaction. The value of the security on the delivery date may be more or less than its purchase or sale price. If management of the Treasury Fund deems it appropriate to do so, the Treasury Fund may dispose of a commitment prior to settlement. There can, of course, be no assurance that the judgments upon which these practices are based will be accurate, and it is possible that in consequence of these practices the Treasury Fund would be required to pay on a settlement date more than the market value of the purchased securities at that time, or that the Treasury Fund would incur a loss by disposing of a commitment on terms less favorable than those of its original purchase. The Treasury Fund will maintain a segregated account with its custodian of cash or U.S. Government securities in an aggregate amount equal to the amount of its commitments in connection with such purchase transactions.

    Repurchase Agreements: The Treasury Fund may invest up to 10% of its total assets in obligations subject to repurchase agreements. This limitation on the Treasury Fund's investment in obligations subject to repurchase agreements may adversely affect the Treasury Fund's yield under certain market conditions.

    A repurchase agreement is an instrument under which the purchaser (i.e., the Treasury Fund) acquires the obligation (debt security) and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. Repurchase agreements usually are for short periods, such as under one week. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Treasury Fund but only to constitute collateral for the seller's obligation to pay the repurchase price and, in the event of a default by the seller, the Treasury Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

    Investment Restrictions. The Treasury Fund has adopted a number of restrictions and policies relating to the investment of its assets and its activities which are fundamental policies and may not be changed without the approval of the holders of a majority of the Treasury Fund's outstanding voting securities. Among the more significant restrictions, the Treasury Fund may not (1) enter into repurchase agreements if immediately thereafter more than 10% of the value of its total assets would be invested in repurchase agreements and (2) borrow money except from banks for temporary purposes and in an amount not exceeding 10% of the value of its total net assets, or mortgage, pledge or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of the dollar amounts borrowed. (As a matter of operating policy, the Treasury Fund will not invest in securities if outstanding borrowings exceed 5% of net asset value.)



                               INVESTMENT ADVISER

     The investment adviser to the Treasury Fund is Fund Asset Management, L.P. ("FAM"), a subsidiary of Merrill Lynch & Co., Inc., a publicly held corporation.


     FAM, subject to the general supervision of the Trust's Board of Trustees and in conformance with the stated policies of the Treasury Fund, renders investment advice to the Treasury Fund and is responsible for the overall management of the Treasury Fund's business affairs. For the fiscal year ended April 30, 1998, FAM was entitled to receive investment advisory fees of $2,294,733 or .35% of the Treasury Fund's average daily net assets. FAM



                                  Treasury Fund
has agreed to waive a portion of its fee so that the effective annual fee payable by the Treasury Fund to FAM will be at the annual rate of .20% of the Fund's average daily net assets. During the fiscal year ended April 30, 1998, such waiver amounted to $974,269 or .15% of the Treasury Fund's average net assets. FAM therefore received $1,320,464 or .20% of the Fund's average daily net assets for the fiscal year ended April 30, 1998. FAM may discontinue waiver of the fee in whole or in part at any time without notice. During the fiscal year ended April 30, 1998, the Treasury Fund's total expenses were $1,703,082 or .26% of its average daily net assets. If FAM had not waived a portion of its fee, the Treasury Fund's total expenses would have been $2,677,351 or .41% of its average daily net assets during the fiscal year ended April 30, 1998.



                                  Treasury Fund

PROSPECTUS
June 11, 1998



                   Merrill Lynch Institutional Tax-Exempt Fund
                 of Merrill Lynch Funds For Institutions Series

One Financial Center                 For general information and purchases call
Boston, Massachusetts 02111-2646        617-357-1460 or toll free 800-225-1576

     The Tax-Exempt Fund is a no-load money fund whose objectives are to seek current income exempt from Federal income taxes, preservation of capital and liquidity available from investing in a diversified portfolio of short-term, high quality Tax-Exempt Securities. The Tax-Exempt Fund is a series of Merrill Lynch Funds For Institutions Series (the "Trust"), a diversified, open-end management investment company. The Tax-Exempt Fund seeks to maintain a constant $1.00 net asset value per share, although this cannot be assured. An investment in the Tax-Exempt Fund is neither insured nor guaranteed by the U.S. Government. For more information on the Fund's investment objectives, please see "The Tax-Exempt Fund and Its Objectives," page 4.

                       ----------------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
    EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                       ----------------------------------

     The Prospectus sets forth in concise form the information about the Tax-Exempt Fund that a prospective investor should know before investing in the Tax-Exempt Fund. Investors should read and retain this Prospectus for future reference. Additional information about the Tax-Exempt Fund has been filed with the Securities and Exchange Commission (the "Commission") in a Statement of Additional Information and is available upon request and without charge. Investors and prospective investors may obtain a copy of the Statement of Additional Information, which is dated June 11, 1998, by writing to or calling Merrill Lynch Institutional Tax-Exempt Fund at the above address and telephone numbers. The Commission maintains a web site (http://www.sec.gov) that contains the statement of Additional Information, material incorporated by reference and other information about the Fund. The Statement of Additional Information has been incorporated by reference into this Prospectus.


     The minimum initial purchase for the Tax-Exempt Fund is $25,000 per investor.

                                TABLE OF CONTENTS



                                                 Page
                                                 ------
    Fee Table ............................         2
    Financial Highlights .................         3
    Yield Information ....................         4
    The Tax-Exempt Fund and Its
        Objectives .......................         4
    Investment Adviser ...................         8
    Special Tax Considerations ...........         9
    Appendix
     Investors for Whom the Funds are
        Designed .........................       A-1
     Investment Adviser ..................       A-2





                                            Page
                                            ----
    Distributor .........................   A-2
    Management ..........................   A-3
    Purchase of Shares ..................   A-3
    Redemptions .........................   A-6
    Dividends ...........................   A-8
    Net Asset Value .....................   A-9
    Taxes ...............................   A-10
    Portfolio Transactions ..............   A-10
    Exchange Privilege ..................   A-11
    Additional Information ..............   A-12
    Account Application .................   A-19
    Authorization for Redemption by Check
        Form ............................   A-21

                                    FEE TABLE



                                                               Tax-Exempt
                                                                  Fund
                                                              -----------
Shareholder Transaction Expenses:
  Maximum Sales Charge Imposed on Purchases .................    None
  Deferred Sales Charge .....................................    None
  Sales Charge Imposed on Dividend Reinvestments ............    None
  Redemption Fee ............................................    None
  Exchange Fee ..............................................    None

Annual Fund Operating Expenses (as a percentage of average net assets)
  Investment Advisory Fees (net of fee waiver) ..............     .20%*
  Other Expenses ............................................
   Dividend and Transfer Agency Fees ........................     .01%
   Other Fees and Expenses ..................................     .03%
                                                              -------
    Total Other Expenses ....................................     .04%
                                                              -------
  Total Fund Operating Expenses (net of fee waiver) .........     .24%
                                                              =======


--------

* The Fund's Investment Adviser has agreed to waive a portion of its fee so that the effective annual fee will be .20% of the Fund's average daily net assets. If the Investment Adviser had not agreed to waive a portion of the management fee, the Investment Advisory Fees would have been .45% of average daily net assets and Total Fund Operating Expenses would be .49% of average daily net assets. The Investment Adviser may discontinue the waiver of investment advisory fees in whole or in part without notice at any time.



Example:




                                                             Cumulative Expenses Paid for the Period
                                                                              of:
                                                             --------------------------------------
                                                              1 Year   3 Years   5 Years   10 Years
                                                             -------- --------- --------- ---------
An investor would pay the following expenses on a $1,000
 investment assuming (1) an operating expense ratio of .24%,
 (2) a 5% annual return throughout the period and (3)
 redemption at the end of the period .......................    $2        $8       $14       $31


     The foregoing fee table is intended to assist investors in understanding the costs and expenses that a shareholder in the Tax-Exempt Fund will bear directly or indirectly. The Example set forth above assumes reinvestment of all dividends and distributions and uses a five percent annual rate of return as mandated by Securities and Exchange Commission regulations. The actual rate of return on the Tax-Exempt Fund's shares will vary, and may be more or less than five percent. The Example should not be considered a representation of past or future expenses, and actual expenses may be more or less than those assumed for purposes of the Example. For a more detailed description of such costs and expenses, see "Investment Adviser," "Distributor," "Purchase of Shares" and "Redemptions."


                          Institutional Tax-Exempt Fund

                              FINANCIAL HIGHLIGHTS

     The financial information in the table below has been audited by Deloitte & Touche LLP, independent auditors. Financial statements for the fiscal year ended April 30, 1998 and the independent auditors' report thereon are included in the Statement of Additional Information. Further information about the performance of the Tax-Exempt Fund is contained in the Trust's most recent annual report to shareholders which may be obtained, without charge, by calling or writing the Tax-Exempt Fund at the telephone number or address on the front cover of this Prospectus.


     The following per share data and ratios for the Tax-Exempt Fund have been derived from information provided in the Fund's audited financial statements.


                                                                                          Five
                                                                                         Months
                                                                                         Ended
                                              Year Ended April 30,                     April 30,
                             ------------------------------------------------------- -------------
                                  1998           1997          1996         1995          1994
                             -------------- -------------- ------------ ------------ -------------
Net Asset Value,
 beginning of period .......  $     1.00     $     1.00     $   1.00      $  1.00       $  1.00
Net investment income.......         .04            .03          .04          .03          .01
Less dividends from net
 investment income .........        (.04)          (.03)        (.04)       ( .03)       ( .01)
                              ----------     ----------     --------     --------      -------
Net Asset Value, end of
 period ....................  $    1.00      $     1.00     $   1.00      $  1.00       $  1.00
                              ==========     ==========     ========     ========      =======
Total Return ...............        3.59%          3.41%        3.68%        3.20%        2.14%*
Ratios/Supplemental Data:
Net Assets, end of
 period (000) ..............  $1,804,442     $1,003,655     $667,205     $403,903      $390,375
Ratio of expenses to
 average net assets
 (before waiver) ...........         .49%           .52%         .54%         .56%         .59%*
Ratio of expenses to
 average net assets
 (after waiver) ............         .24%           .27%         .29%         .31%         .34%*
Ratio of net investment
 income to average net
 assets (before
 waiver) ...................        3.28%          3.12%        3.35%        2.90%        1.92%*
Ratio of net investment
 income to average net
 assets (after waiver) .....        3.53%          3.37%        3.60%        3.15%        2.17%*



                                                        Year Ended November 30,
                             -----------------------------------------------------------------------------
                                 1993         1992         1991         1990         1989         1988
                             ------------ ------------ ------------ ------------ ------------ ------------
Net Asset Value,
 beginning of period .......  $     1.00      $  1.00       $   1.00     $   1.00     $   1.00     $   1.00
Net investment income.......         .02          .03            .04          .05          .05          .04
Less dividends from net
 investment income .........        (.02)       ( .03)          (.04)        (.05)        (.05)        (.04)
                              ----------     --------       --------     --------     --------     --------
Net Asset Value, end of
 period ....................  $     1.00      $  1.00       $   1.00     $   1.00     $   1.00     $   1.00
                              ==========     ========       ========     ========     ========     ========
Total Return ...............        2.14%        2.74%          4.33%        5.55%        6.16%        4.86%
Ratios/Supplemental Data:
Net Assets, end of
 period (000) ..............  $  278,697     $329,254       $377,154     $310,344     $281,839     $375,209
Ratio of expenses to
 average net assets
 (before waiver) ...........         .62%         .61%           .61%         .63%         .63%         .59%
Ratio of expenses to
 average net assets
 (after waiver) ............         .45%         .53%           .54%         .56%         .55%         .52%
Ratio of net investment
 income to average net
 assets (before
 waiver) ...................        1.96%        2.67%          4.21%        5.36%        5.92%        4.62%
Ratio of net investment
 income to average net
 assets (after waiver) .....        2.13%        2.75%          4.28%        5.43%        6.00%        4.69%


--------
* On an annualized basis.





                          Institutional Tax-Exempt Fund

                                YIELD INFORMATION


     Set forth below is yield information as to the net annualized and compounded yield for the seven-day period ended April 30, 1998.





  Annualized Yield:
    Including gains and losses ...........................   3.90%
    Excluding gains and losses ...........................   3.90%
  Compounded Annualized Yield ............................   3.98%
  Average Maturity of Portfolio at End of Period .........   42 days


     The yield on Tax-Exempt Fund shares normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by the Tax-Exempt Fund of future yields or rates of return on its shares. The Tax-Exempt Fund's yield is affected by changes in interest rates on money market securities, average portfolio maturity, the types and quality of portfolio securities held, and operating expenses.

     On occasion, the Tax-Exempt Fund may compare its yield to (i) the IBC's Tax-Free Fund Average, an average compiled by IBC's Money Fund Report, a widely recognized independent publication that monitors the performance of money market mutual funds, (ii) the average yield reported by the Bank Rate Monitor National IndexTM for money market accounts offered by the 100 leading banks and thrift institutions in the 10 largest standard metropolitan statistical areas, (iii) yield data published by Lipper Analytical Services, Inc., (iv) the yield on an investment in 90-day Treasury bills on a rolling basis, assuming quarterly compounding, or (v) performance data contained in publications such as Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, CDA Investment Technology, Inc., Forbes and Fortune. As with yield quotations, yield comparisons should not be considered indicative of the Tax-Exempt Fund's yield or relative performance for any future period.



                     THE TAX-EXEMPT FUND AND ITS OBJECTIVES


     The Tax-Exempt Fund is a no-load money fund whose objectives are to seek current income exempt from Federal income taxes, preservation of capital and liquidity available from investing in a diversified portfolio of short-term, high-quality Tax-Exempt Securities. The Tax-Exempt Fund enables investors to invest short-term cash reserves in a portfolio of high-quality tax-exempt "money market" securities. Tax-Exempt Fund shares are sold and redeemed on each business day at the net asset value next determined after an order is received, and there is no sales or redemption charge. There can be no assurance that the objectives of the Tax-Exempt Fund will be attained.


     The Tax-Exempt Fund will attempt to accomplish its objectives of seeking current income exempt from Federal income taxes, preservation of capital and liquidity by investing in a diversified portfolio of obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest from which is exempt from Federal income tax (such obligations are herein referred to as "Tax-Exempt Securities"). The two principal classifications of Tax-Exempt Securities are "general obligation" and "revenue" bonds. The investment objectives of the Tax-Exempt Fund described above in this paragraph are a fundamental policy of the Tax-Exempt Fund and may not be changed without a vote of a majority of the outstanding shares of the Tax-Exempt Fund. There can be no assurance that the objectives of the Tax-Exempt Fund will be attained. The Tax-Exempt Fund may not purchase any securities other than Tax-Exempt Securities, and, as a matter of operating policy, the Tax-Exempt Fund under normal circumstances will

                          Institutional Tax-Exempt Fund
invest at least 80% of its assets in Tax-Exempt Securities which are not subject to the alternative minimum tax described under "Special Tax Considerations".

     The Tax-Exempt Fund will seek to achieve its objectives by investing exclusively in securities with maturities not exceeding 397 days (13 months), principally including:

     (i) obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest from which is exempt from Federal income tax and which are rated AAA or AA by Standard & Poor's Rating Group ("S&P") or by Fitch Investors Services, Inc. ("Fitch"), or Aaa or Aa by Moody's Investors Service, Inc. ("Moody's") and unrated Tax-Exempt Securities which, in the judgment of the Trustees of the Trust, have as nearly as possible the same characteristics and quality as bonds having the above ratings;

     (ii) municipal notes (tax anticipation notes, bond anticipation notes and revenue anticipation notes) rated MIG-1 or MIG-2 by Moody's, SP-1 or SP-2 on the short-term debt-rating scale of S&P, or F-1 or F-2 by Fitch or, if the notes are not rated, are obligations which, in the judgment of the trustees of the Trust, are of a quality equivalent to obligations rated MIG-1 or MIG-2 or SP-1 or SP-2 or F-1 or F-2;

     (iii) variable rate demand notes and participations therein;

     (iv) short-term tax-exempt commercial paper obligations (short-term unsecured promissory notes issued to finance short-term credit needs) which are rated at least A-1 by S&P, Prime-1 by Moody's or their equivalents as determined by the Trustees of the Trust; and

     (v) floating rate tax-exempt demand notes on which the Fund may demand payment from the issuer at par value plus accrued interest on short notice.


     The Appendix to this Prospectus and Appendix B to the Statement of Additional Information sets forth a description of the above rating symbols. The Tax-Exempt Fund presently contemplates that it will not invest more than 25% of its total assets in Tax-Exempt Securities whose issuers are located in the same state. The Tax-Exempt Fund does not intend to invest more than 25% of its total assets in industrial development bonds where the entities supplying the revenues from which the bonds are to be paid are in the same industry. Preservation of capital is a prime investment objective of the Tax-Exempt Fund, and, while the types of short-term Tax-Exempt Securities in which the Tax-Exempt Fund invests are not completely risk free, the Tax-Exempt Fund believes that securities having the rating characteristics described above have a lower principal risk than lower rated obligations and generally have a lower principal risk than longer term obligations which entail the risk of changing conditions over a longer period of time.

     Certain of the instruments in which the Tax-Exempt Fund invests, including variable rate demand notes ("VRDNs") and derivative or synthetic municipal instruments ("Derivative Products"), effectively provide the Tax-Exempt Fund with economic interests in long-term municipal bonds, coupled with rights to demand payment of the principal amounts of such instruments from designated counterparties. Under Securities and Exchange Commission rules, the Tax-Exempt Fund treats these instruments as having maturities shorter than the stated maturity dates of the notes, in the case of VRDNs, or the long-term bonds underlying Derivative Products (the "Underlying Bonds"). Such maturities are sufficiently short-term to allow such instruments to qualify as eligible investments for money market funds such as the Tax-Exempt Fund. A demand right is dependent on the financial ability of the counterparty, which is typically a bank, broker-dealer or other financial institution, to purchase the instrument at its principal amount. In addition, the right of the Tax-Exempt Fund to demand payment from a counterparty may be subject to certain conditions, including the creditworthiness of the instrument or the Underlying


                          Institutional Tax-Exempt Fund

Bond. If a counterparty is unable to purchase the instrument or, because of conditions on the right of the Tax-Exempt Fund to demand payment, the counterparty is not obligated to purchase the instrument on demand, the Tax-Exempt Fund may be required to dispose of the instrument or the Underlying Bond in the open market, which may be at a price which adversely affects the Tax-Exempt Fund's net asset value.

     VRDNs and participation interests in VRDNs held by a financial institution ("Participating VRDNs") are tax-exempt obligations which utilize a floating or variable interest rate adjustment formula and provide an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest on a short-notice period. The interest rates are adjustable at periodic intervals to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are frequently based upon the Public Securities Association (PSA) Index or some other appropriate interest rate adjustment index. Because of the interest rate adjustment formula on VRDNs (including Participating VRDNs), VRDNs are not comparable to fixed rate securities. The Tax-Exempt Fund's yield on VRDNs will decline and its shareholders will forego the opportunity for capital appreciation during periods when prevailing interest rates have declined. On the other hand, during periods when prevailing interest rates have increased, the Tax-Exempt Fund's yield on VRDNs will increase and its shareholders will have a reduced risk of capital depreciation. See the Statement of Additional Information for further information regarding VRDNs.

     The Tax-Exempt Fund may invest in a variety of Derivative Products. Derivative Products are typically structured by a bank, broker-dealer or other financial institution. A Derivative Product generally consists of a trust or partnership through which the Tax-Exempt Fund holds an interest in one or more Underlying Bonds coupled with a conditional right to sell ("put") the Fund's interest in the Underlying Bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). Typically, a Derivative Product is structured as a trust or partnership which provides for pass-through tax-exempt income. There are currently three principal types of derivative structures: (1) "Tender Option Bonds", which are instruments which grant the holder thereof the right to put an Underlying Bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products", in which the trust or partnership swaps the payments due on an Underlying Bond with a swap counterparty who agrees to pay a floating municipal money market interest rate; and (3) "Partnerships", which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement. The Tax-Exempt Fund may also invest in other forms of Derivative Products.

     Investments in Derivative Products raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other Tax-Exempt Securities. There is some risk that certain issues could be resolved in a manner which could adversely impact the performance of the Tax-Exempt Fund. For example, the tax-exempt treatment of the interest paid to holders of Derivative Products is premised on the legal conclusion that the holders of such Derivative Products have an ownership interest in the Underlying Bonds. While the Fund receives an opinion of legal counsel to the effect that the income from each Derivative Product is tax-exempt to the same extent as the Underlying Bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such Derivative Products would be deemed taxable.

          The Tax-Exempt Fund may purchase and sell tax-exempt securities on a when-issued basis or forward commitment basis, and it may purchase or sell such securities for delayed delivery. These transactions occur when securities are purchased or sold by the Tax-Exempt Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Tax-Exempt Fund at the time of entering into the transaction. The value of the security on the delivery date may be more or less than its purchase price. If management of the Tax-Exempt Fund deems it appropriate to do so, the Tax-Exempt Fund may dispose of a commitment prior to settlement. There can, of course, be no assurance that the judgments upon which these practices are based will be accurate, and it is possible


                          Institutional Tax-Exempt Fund
that in consequence of these practices the Tax-Exempt Fund would be required to pay on a settlement date more than the market value of the purchased securities at that time, or the Tax-Exempt Fund would incur a loss by disposing of a commitment on terms less favorable than those of its original purchase. The Tax-Exempt Fund will maintain a segregated account with its custodian of cash or tax-exempt securities in an aggregate amount equal to the amount of its commitments in connection with such purchase transactions.

     Management of the Tax-Exempt Fund will endeavor to be as fully invested as reasonably practicable to maximize the yield on the Tax-Exempt Fund's portfolio. However, because the Tax-Exempt Fund does not intend to realize taxable investment income, it will not invest in taxable short-term money market securities (other than securities subject to the alternative minimum tax described under "Special Tax Considerations"). Accordingly, there may be times when the Tax-Exempt Fund has uninvested cash resulting from an influx of cash due to large purchases of shares or maturities of portfolio securities or resulting from the need to maintain a reserve for redemptions. The yield on the portfolio could also be negatively affected from time to time by the lack of availability of short-term, high-quality Tax-Exempt Securities. The Tax-Exempt Fund reserves the right to suspend or otherwise limit sales of its shares if, as a result of difficulties in acquiring portfolio securities, it is determined that it is not in the interests of the Tax-Exempt Fund's shareholders to issue additional shares. See "Purchase of Shares."

     As is described in the Statement of Additional Information, the Tax-Exempt Fund has the authority, subject to certain conditions, to purchase securities with puts.

     As indicated under "Redemptions," payments of proceeds upon redemption of shares generally will be made on the same day as a redemption request in proper form is received. Tax-Exempt Securities generally do not trade on the basis of same-day settlements. As a result, the Fund may be required to maintain cash reserves or incur temporary bank borrowings so that it can make such redemption payments. This will reduce the Tax-Exempt Fund's yield. The Trustees will re-examine the Tax-Exempt Fund's policy of making redemption payments on the date redemption orders are received if that policy has a significant impact on the Tax-Exempt Fund's yield; however, redemption payments will in any case be made within seven days of the date of redemption unless the Tax-Exempt Fund is permitted to suspend payments for a period longer than seven days under the circumstances described in the Appendix to this Prospectus under "Redemptions."


Maturity and Quality Standards

     As a money market fund, the Tax-Exempt Fund is required to meet certain maturity and quality standards as set forth below.

     Short-Term Maturity Standards. All of the investments of the Tax-Exempt Fund will be in securities with remaining maturities of 397 days (13 months) or less. The dollar weighted average maturity of the Tax-Exempt Fund's portfolio will be 90 days or less. The maturities of VRDNs (including Participating VRDNs) are deemed to be the longer of (i) the notice period required before the Tax-Exempt Fund is entitled to receive payment of the principal amount of the VRDN on demand or (ii) the period remaining until the VRDN's next interest rate adjustment. If not redeemed by the Tax-Exempt Fund through the demand feature, VRDNs mature on a specified date which may range up to thirty years from the date of issuance.

     Quality Standards. The Tax-Exempt Fund's portfolio investments in Tax-Exempt Securities will be limited to those obligations which are rated, or issued by issuers who have been rated, in one of the two highest rating categories for short-term municipal debt obligations by a nationally recognized statistical rating organization (an "NRSRO") or, if not rated, will be of comparable quality as determined by the trustees of the Trust. The Tax-Exempt Fund's investments in Tax-Exempt Securities (which must have maturities at the date of purchase of 397 days (13 months) or less) will be


                          Institutional Tax-Exempt Fund
in issuers who have received from the requisite NRSROs a rating, with respect to a class of short-term debt obligations that is comparable in priority and security with the investment, in one of the two highest rating categories for short-term obligations or, if not rated, will be of comparable quality as determined by the Trustees of the Trust. Currently, there are three NRSROs which rate municipal obligations: Fitch, Moody's and S&P. Certain tax-exempt obligations (primarily VRDNs and Participating VRDNs) may be entitled to the benefit of letters of credit or similar credit enhancements issued by financial institutions and, in such instances, the Board of Trustees and the Investment Adviser will take into account the obligation of the financial institution in assessing the quality of such instruments. The Tax-Exempt Fund also may purchase other types of tax-exempt instruments if, in the opinion of the Trustees of the Trust, such obligations are equivalent to securities having the ratings described above.


Investment Restrictions

     The Tax-Exempt Fund has adopted a number of restrictions and policies relating to the investment of its assets and its activities which are fundamental policies and may not be changed without the approval of the holders of a majority of the Tax-Exempt Fund's outstanding shares.

     Among the more significant restrictions, the Tax-Exempt Fund may not: (1) purchase any securities other than Tax-Exempt Securities referred to under "The Tax-Exempt Fund and Its Objectives"; (2) invest more than 5% of its total assets (taken at value at the time of each investment) in the securities of any one issuer except that such restriction shall not apply to securities backed by the U.S. Government or its agencies or instrumentalities; (3) borrow amounts in excess of 20% of its total assets taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes (the Tax-Exempt Fund will not purchase securities while borrowings are outstanding); (4) mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held by the Tax-Exempt Fund except as may be necessary in connection with borrowings mentioned in (3) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of its total assets, taken at value; or (5) invest in securities with legal or contractual restrictions on resale or for which no readily available market exists if, regarding all such securities, more than 10% of its total assets (taken at market value) would be invested in such securities.

     Because of the affiliation of Merrill Lynch & Co., Inc. with the Tax-Exempt Fund, the Tax-Exempt Fund is prohibited from engaging in certain transactions involving Merrill Lynch & Co., Inc., or subsidiaries thereof, unless such transactions are conducted pursuant to the terms of an exemptive order which has been issued by the Securities and Exchange Commission. See "Portfolio Transactions" in the Appendix to this Prospectus.


                               INVESTMENT ADVISER

     The investment adviser to the Tax-Exempt Fund is Fund Asset Management, L.P. ("FAM"), a subsidiary of Merrill Lynch & Co., Inc., a publicly held corporation.


     FAM, subject to the general supervision of the Trust's Board of Trustees, renders investment advice to the Tax-Exempt Fund and is responsible for the overall management of the Tax-Exempt Fund's business affairs. For the fiscal year ended April 30, 1998, FAM was entitled to receive investment advisory fees of $6,881,461 or .45% of the Tax-Exempt Fund's average daily net assets. FAM has agreed to waive a portion of its fee so that the effective annual fee payable by the Tax-Exempt Fund to FAM will be at the annual rate of .20% of the Fund's average daily net assets. During the fiscal year ended April 30, 1998, such waiver amounted to $3,810,001 or .25% of the Tax-Exempt Fund's average daily net assets. FAM therefore received $3,071,460 or .20% of the Fund's average daily net assets for the fiscal year ended April 30, 1998. FAM may discontinue waiver of the fee in whole or in part at



                          Institutional Tax-Exempt Fund
any time without notice. During the fiscal year ended April 30, 1998, the Tax-Exempt Fund's total expenses were $3,759,532 or .24% of its average daily net assets. If FAM had not waived a portion of its fee, the Tax-Exempt Fund's total expenses would have been $7,569,533 or .49% of its average daily net assets during the fiscal year ended April 30, 1998.




                           SPECIAL TAX CONSIDERATIONS


Federal

     The Tax-Exempt Fund has elected to qualify to pay "exempt-interest" dividends as defined in the Internal Revenue Code of 1986, as amended (the "Code"). If it so qualifies, dividends or any part thereof (other than any capital gain distributions) paid by the Tax-Exempt Fund which are attributable to interest on tax-exempt obligations and which are designated by the Tax-Exempt Fund as exempt-interest dividends in a written notice mailed to the Tax-Exempt Fund's shareholders within 60 days after the close of its taxable year may be treated by shareholders for all purposes as items of interest excludable from their gross income under Section 103(a) of the Code. The recipient of tax-exempt income is required to report such income on his or her federal income tax return solely for informational purposes. However, shareholders are advised to consult their tax advisers with respect to whether exempt-interest dividends are excludable under Section 103(a) of the Code if such shareholders would be treated as "substantial users" under Section 147(a)(1) of the Code with respect to some or all of the tax-exempt obligations held by the Tax-Exempt Fund. The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of the Tax-Exempt Fund is not deductible to the extent attributable to exempt interest dividends. Also, any losses realized by individuals who dispose of shares of the Tax-Exempt Fund within six months of their purchase are disallowed to the extent of any exempt-interest dividends received with respect to such shares.

     Individual shareholders of the Tax-Exempt Fund may be subject to alternative minimum tax to the extent the Tax-Exempt Fund holds "private activity" bonds. The Tax-Exempt Fund expects that it will hold private activity bonds; however, an individual shareholder filing a joint return who does not have any tax preference items subject to the alternative minimum tax other than income received from the Tax-Exempt Fund derived from private activity bonds would have to receive more than $45,000 of such income from the Tax-Exempt Fund before becoming subject to the alternative minimum tax.

     Exempt-interest dividends paid by the Tax-Exempt Fund, whether or not attributable to private activity bonds, may increase a corporate shareholder's alternative minimum taxable income. In addition, the payment of exempt-interest dividends may increase a corporate shareholder's liability for the environmental tax imposed on a corporation's alternative minimum taxable income (computed without regard to either the alternative tax net operating loss deduction or the environmental tax deduction). The environmental tax, which is imposed at a rate of $12 per $10,000 (0.12%) of alternative minimum taxable income in excess of $2,000,000, is imposed even if the corporation is not required to pay an alternative minimum tax because the corporation's regular income tax liability exceeds its minimum tax liability.

     The Tax-Exempt Fund may realize capital gains, which will constitute taxable income. Distributions of the Tax-Exempt Fund's net realized short-term capital gains will be taxable to shareholders as ordinary income. In order to avoid taxation on its net long-term capital gains, the Tax-Exempt Fund may elect to distribute "capital gain dividends" to its shareholders. Any distributions designated as capital gain dividends, i.e., as being made from the Tax-Exempt Fund's net long-term capital gains in a written notice furnished annually to shareholders are taxable to shareholders as long-term capital gains, regardless of the shareholders' holding period of shares of the Tax-


                          Institutional Tax-Exempt Fund

Exempt Fund. As of April 30, 1998, the Tax-Exempt Fund had net capital loss carry-overs of $248,451, of which $90,891 expire in 2001, $17,520 expire in 2002 and $140,040 expire in 2003.


State and Local

     Depending upon the extent of the Tax-Exempt Fund's activities in those states and localities in which its offices are maintained or in which its agents or independent contractors are located, the Tax-Exempt Fund may be subject to the tax laws of such states or localities. In addition, the exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The laws of individual states and local taxing authorities vary with respect to the taxation of such interest income, and each holder of shares of the Tax-Exempt Fund is advised to consult his own tax adviser in that regard. The Tax-Exempt Fund will report annually the percentage of interest income it received during the preceding year on tax-exempt obligations, indicating, on a state-by-state basis, the source of such income.

     The Appendix and the Statement of Additional Information describes the effect of other provisions of the Code on the Tax-Exempt Fund and its shareholders.

                                ----------------
     Shareholders are urged to consult their attorneys or tax advisers regarding specific questions as to federal, state or local taxes.


                          Institutional Tax-Exempt Fund

                                   APPENDIX

     This Appendix constitutes part of the Prospectuses of Merrill Lynch Premier Institutional Fund (the "Premier Institutional Fund"), Merrill Lynch Institutional Fund (the "Institutional Fund"), Merrill Lynch Rated Institutional Fund (the "Rated Institutional Fund"), Merrill Lynch Government Fund (the "Government Fund"), Merrill Lynch Treasury Fund (the "Treasury Fund") and Merrill Lynch Institutional Tax-Exempt Fund (the "Tax-Exempt Fund") (collectively, the "Funds"). Unless otherwise indicated, the information set forth herein is applicable to each of the Funds.

                               ----------------

                   INVESTORS FOR WHOM THE FUNDS ARE DESIGNED

     Each of the Funds is designed primarily for institutions as an economical and convenient means for the investment of short-term funds which they hold for their own account or hold or manage for others. Such institutions include banks and trust companies, savings institutions, corporations, investment banks and brokers, insurance companies, investment counsellors, pension funds, employee benefit plans, law firms, trusts, estates and educational, religious and charitable institutions.

     Each Fund offers the economic advantages of block purchases of securities and diversification. Securities of the types in which the Funds invest are not generally available in denominations of less than $10,000. A higher yield may also be available when such securities are bought directly from the issuer in amounts of $1,000,000 or more. Likewise, when buying U.S. Government and taxable and tax-exempt money market obligations from a dealer rather than the issuer, the spread between the bid and asked price or the commission tends to decrease as the size of the transaction increases, thereby increasing the yield. The Funds also offer the investor the opportunity to participate in a more diversified maturity schedule than the size of its portfolio might otherwise permit.

     Investment in the Funds may relieve the investor of many of the administrative problems usually associated with the direct purchase of U.S. Government and taxable and tax-exempt money market obligations, such as scheduling maturities and reinvestments, safekeeping of securities, surveying the market for the best price at which to buy and sell, and separate principal and income recordkeeping. Furthermore, purchasers meeting the requirements for the expedited redemption procedure have the convenience of receiving the proceeds from the redemption of their shares the same day or the next business day; therefore, at times when yields on longer term U.S. Government and money market obligations are higher than yields on shorter term obligations, ownership of Fund shares will allow an investor with a need for a short-term call on funds to earn a higher yield than would be possible from investing directly in such obligations. All such benefits will be reduced to the extent of the Fund's expenses (see "Investment Adviser," "Distributor" and "Management") and during any periods when interest rates are higher for U.S. Government and taxable and tax-exempt money market obligations with shorter maturities than the weighted average maturity date of the Fund's portfolio securities.

     In general, if interest rates decline, then the yield to shareholders will also decline. An increase in interest rates will generally reduce the value of each Fund's investments and a decline in interest rates will generally increase the value. If there are unusually heavy redemption requests because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling portfolio securities under these circumstances may result in a lower net asset value per share for investors. However, in these circumstances each Fund is permitted to borrow amounts up to 10% of the value of its net assets, and the Funds believe that such borrowings would help mitigate any adverse effects and would make the sale of their portfolio securities unlikely.

                              INVESTMENT ADVISER

     The investment adviser to each Fund is Fund Asset Management, L.P. ("FAM"), a subsidiary of Merrill Lynch & Co., Inc., a publicly held corporation. The principal business address of FAM is 800 Scudders Mill Road, Plainsboro, New Jersey (mailing address: P.O. Box 9011, Princeton, New Jersey 08543-9011), and the principal business address of Merrill Lynch & Co., Inc. is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281-1209.


     FAM and its sister company, Merrill Lynch Asset Management, L.P. ("MLAM"), together act as the manager or adviser for over 170 other registered investment companies. FAM has access to the expertise of its affiliates, Merrill Lynch Government Securities, Inc. ("GSI") and Merrill Lynch Money Markets, Inc. ("MLMM"). In terms of dollar values of trading, GSI and MLMM are two of the largest dealers in U.S. Government securities, U.S. Government agency securities and certain other money market securities, acting both as primary dealers and secondary market traders. In addition, the total securities and economic research facilities of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") are available to FAM. MLAM also offers portfolio management and portfolio analysis services to individuals and institutions. As of May 31, 1998, FAM and MLAM had a total of approximately $310 billion in investment company and other portfolio assets under management, including assets of certain affiliates.


     Securities held by the Funds may also be held by other funds for which FAM or MLAM acts as the manager or adviser or by investment advisory clients of MLAM. If purchases or sales of securities for a Fund or other funds for which FAM or MLAM acts as the manager or adviser or for their other advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent the transactions on behalf of more than one client of FAM or MLAM during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.


                                  DISTRIBUTOR

     The principal underwriter and distributor of shares of the Funds is Merrill Lynch Funds Distributor, Inc. ("MLFD"), an indirect subsidiary of Merrill Lynch & Co., Inc. The principal business address of MLFD is 800 Scudders Mill Road, Plainsboro, New Jersey (mailing address: P.O. Box 9081, Princeton, New Jersey 08543-9081). MLFD makes a continuous offering of the Funds' shares and bears the costs and expenses of printing and distributing any copies of any prospectuses and annual and interim reports of the Funds (after such items have been prepared and set in type) which are used in connection with the offering of shares to selected dealers or investors, and the cost and expenses of preparing, printing and distributing any other literature used by MLFD or furnished by it for use by selected dealers in connection with the offering of the shares for sale to the public. There will be no fee payable by the Funds in these services. There is no sales or redemption charge.

                                  MANAGEMENT

     The Trustees of the Trust consist of seven individuals, five of whom are not "interested persons" of the Trust as defined in the Investment Company Act of 1940. The Trustees are responsible for the overall supervision of the operations of the Funds and perform the various duties imposed on the trustees of investment companies by the Investment Company Act of 1940. The Board of Trustees elects officers annually.

     The Trustees of the Trust are:

     *Robert W. Crook--Senior Vice President of MLAM and MLFD.

     A. Bruce Brackenridge--Retired Group Executive of J.P. Morgan & Co., Inc. and Morgan Guaranty Trust Company.

     Charles C. Cabot, Jr.--Partner in the law firm of Sullivan & Worcester.

     James T. Flynn--Retired Chief Financial Officer of J.P. Morgan & Co., Inc.

     *Terry K. Glenn--Executive Vice President of MLAM and FAM and President and Director of MLFD.

     Todd Goodwin--General Partner, Gibbons, Goodwin, Van Amerongen.

     George W. Holbrook, Jr.--Managing Partner of Bradley Resources Company.

     W. Carl Kester--Professor, Business Administration, Harvard University Graduate School of Business Administration.
--------
* Interested person as defined in the Investment Company Act of 1940.

     As described under the caption "Investment Adviser," FAM has assumed responsibility for the actual management of the business affairs of the Funds, subject to the general supervision of the Trust's Board of Trustees. The responsibility for making decisions to buy, sell or hold a particular security rests with FAM. FAM performs certain of the other administrative services and provides all the office space, facilities, equipment and necessary personnel for portfolio management of the Funds. Each Trustee who is not an officer or employee of Merrill Lynch & Co., Inc. or its subsidiaries will be paid $36,000 annually in his capacity as trustee of the Trust, and all Trustees will be reimbursed for any expenses incurred in attending meetings of the Board of Trustees of the Trust or of any committee thereof. No officer or employee of Merrill Lynch & Co., Inc. or its subsidiaries will receive any compensation from any Fund for acting as a trustee or officer of the Fund. The Trust has no employees other than its officers, all of whom are compensated by FAM or MLFD.


                               PURCHASE OF SHARES


     Each Fund's shares are sold without a sales charge on a continuous basis. Each Fund will effect orders to purchase shares on every day that both the New York Stock Exchange (the "Exchange") and the Federal Reserve Bank of Boston are open for business (a "Business Day") at the net asset value per share (the "Net Asset Value") determined that day. Net Asset Value will be determined each Business Day for the Tax-Exempt and the Treasury Funds at the close of trading on the Exchange (4:00 p.m. Boston time). Net asset value per share for the Premier Institutional, the Institutional, the Rated Institutional and the Government Funds will be determined daily as of 5:00 p.m. (Boston time). On any day that the Exchange closes early or that the Public Securities Association ("PSA") recommends that the securities markets close early, the times for which orders become effective may be advanced (see "Net Asset Value"). It is anticipated, although it cannot be assured, that the net asset value of each of the Funds will remain constant at $1.00 per share. A purchase order does not become effective until Federal Funds are received by State Street Bank and Trust Company ("State Street Bank" or the "Bank") or other forms of payment are converted by the Bank (at a charge to the investor) into Federal Funds

     The Funds strongly recommend the use of Federal Funds to purchase shares because, while other forms of payment described below will also be accepted, purchase orders do not become effective until Federal Funds are made available.

     The minimum initial purchase of shares for each of the Institutional, Government, Treasury and Tax-Exempt Funds is $25,000. The minimum initial purchase for the Rated Institutional Fund is $1,000,000. The minimum initial purchase for the Premier Institutional Fund is $10,000,000. Subsequent purchases may be made in amounts as little as $1,000. However, subsequent purchases of shares of the Premier Institutional Fund by an investor whose account balance in the Premier Institutional Fund has fallen below $10,000,000 will only be accepted if, after such purchase, such investor's accrued balance will be at least $10,000,000.

     Investors are required to maintain a minimum balance of $5,000 in each account maintained with an applicable Fund other that the Premier Institutional Fund. If an account balance in such Fund falls below $5,000, an investor's shares in the applicable Fund may be redeemed. If an investor's average account balance in the Premier Institutional Fund falls below $10,000,000 for any 30-day period, such investor's shares in the Premier Institutional Fund will be exchanged for shares of the Institutional Fund unless the investor has elected in its Account Application to have the shares redeemed with the proceeds of the redemption paid to the investor See "Redemptions."


Purchase by Federal Funds Wire
     Federal Funds are monies credited to a bank's account with a Federal Reserve Bank. To purchase shares of any Fund by wiring Federal Funds, the investor must first telephone MLFD, Boston (617-357-1460 or toll-free 800-225-1576) to receive a wire order number. On the telephone the following information will be requested by MLFD: name of investor, address, tax identification number, dividend distribution election, amount being wired and wiring bank. Instructions should then be given by the investor to its bank to wire transfer Federal Funds to State Street Bank and Trust Company-Boston,
Attention: Merrill Group, Credit (Name of Fund), Wire Order Number: (Assigned by Fund) and the investor's name and account number.

     The Funds have procedures to facilitate the purchase of shares by Federal Funds Wire as described below (It should be noted, however, that these procedures may be modified on days on which the Exchange closes early or the PSA recommends that the securities markets close early):


     Tax-Exempt Fund--If an order is received by the Fund by 12:00 Noon (Boston time) and Federal Funds are received by State Street Bank prior to the close of the Federal Funds wire on that same day, the order will be effected that day as of 12:00 Noon (Boston time) and dividends will be earned that day. If an order is received after 12:00 Noon (Boston time) but before the regular close of the Exchange at 4:00 p.m. (Boston time), it will become effective on that day, but dividends will not be earned until the next Business Day.

     Treasury Fund--If an order is received by the Fund by 2:00 p.m. (Boston time) and Federal Funds are received by State Street Bank prior to the close of the Federal Funds wire on that same day, the order will be effected that day as of 2:00 p.m. (Boston time) and dividends will be earned that day. If an order is received after 2:00 p.m. (Boston time) but before the regular close of the Exchange at 4:00 p.m. (Boston time), it will become effective on that day, but dividends will not be earned until the next Business Day.

     Premier Institutional, Institutional, Rated Institutional and Government Funds--If an order is received and accepted by the applicable Fund by 5:00 p.m. (Boston time) and Federal Funds are received by State Street Bank prior to the close of the Federal Funds wire on the same day, the order will be effected as of 5:00 p.m. (Boston time) and dividends will be earned that day. If an order is received after 5:00 p.m. (Boston time) it will not become effective, and dividends will not be earned, until the next Business Day.


     Each Fund Reserves the Right to Reject Any Order for Fund Shares


Purchase Through FACTS

     Business organizations (such as corporations, partnerships or business trusts) may purchase shares of the Funds through the Merrill Lynch Financial Assets Control Tracking System ("FACTS"). FACTS is a program designed to help businesses manage their cash flow and earn money market returns through investment in the Funds. FACTS utilizes the Automated Clearing House system ("ACH") to transfer funds electronically between the corporate investor's local bank and the Funds.

     The purchase of shares of the Funds through FACTS may be arranged by completing a FACTS Account Application, which can be obtained by calling 617-357-1460 or toll-free 800-225-1576 and returning it to Merrill Lynch Funds Distributor, Inc. in Boston. After the application is received, an announcement card will be sent to the organization supplying it with an account number and advising it that, after 15 days from the printed date on the card, the organization may begin using ACH for purchasing Fund shares.

     After this waiting period, an authorized representative of the organization may call the Funds' FACTS toll-free number (800-343-3446) by 4:00 p.m. (Boston time), identify the organization by name and account number, and tell the FACTS operator how much cash the organization wishes to invest in the applicable Fund from its local corporate checking account. On the morning of the following business day funds will automatically be transferred to a Fund via ACH. Dividends will be paid by the Fund on the day funds are transferred.

Purchase by Check or Federal Reserve Draft

     Purchase orders for which remittance is to be made by check or Federal Reserve Draft must be submitted directly by mail to State Street Bank and Trust Company, P.O. Box 8500, Boston, Massachusetts 02266-8500, together with payment for the purchase price of such shares and, in the case of a new account, a completed Account Application (see page A-19). Such orders will become effective on the day the remittance is converted into Federal Funds, and shares will be purchased at the net asset value next determined after such conversion. Checks and Federal Reserve Drafts should be made payable to the order of Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund, Merrill Lynch Rated Institutional Fund, Merrill Lynch Government Fund, Merrill Lynch Treasury Fund or Merrill Lynch Institutional Tax-Exempt Fund, as applicable. Money transmitted by check normally will be converted into Federal Funds within two business days following receipt. Certified checks are not necessary, but checks are accepted subject to collection at full face value in United States funds and must be drawn on a United States bank. In the event that the purchase price for shares of a Fund is paid by Federal Funds in the form of a Federal Reserve Draft, Federal Funds will be available to the Fund on the next business day and the investor's order will be effected on such day. During the period of time prior to the conversion into Federal Funds, an investor's money will not be invested and, therefore, will not be earning dividends.

General
     All funds will be fully invested in full and fractional shares. To minimize recordkeeping by banks and other institutions purchasing shares on behalf of separate accounts, arrangements can be made through MLFD, Boston, to have State Street Bank provide subaccounting services. All underlying subaccounts are subject to each Fund's minimum balance requirements.

     The issuance of shares of a Fund is recorded on the books of the Fund, and, to avoid additional operating costs and for investor convenience, stock certificates will not be issued unless expressly requested in writing by a shareholder. Certificates will not be issued for fractional shares. State Street Bank, the transfer agent, will send to each shareholder of record a monthly statement and a statement of shares of the Fund(s) owned after each purchase or redemption transaction relating to such shareholder.

     Boston banks are closed on certain holidays on which the New York Stock Exchange is open. These holidays are Columbus Day (the 2nd Monday in October) and Veterans Day (November 11). Investors are not able to purchase shares by wiring Federal Funds on such holidays because State Street Bank is not open to receive such funds on behalf of the Funds. Investors whose checks are received on the business day prior to a holiday, or, in the case of the Tax-Exempt or Treasury Funds, whose order is received after the close of trading (including early closing of trading) on the Exchange on the business day prior to a holiday, will have the proceeds of the check or order invested in shares of the applicable Fund as of the first time that shares in that Fund may be purchased on the next day on which State Street Bank is open for business. In addition, investors in the Tax-Exempt Fund or Treasury Fund whose order is received after 12:00 noon (Boston time) or 2:00 p.m. (Boston time), respectively, but prior to the close (including early closing of trading) on the Exchange on the business day prior to a holiday will have the proceeds of any wire received on the same day invested in shares of the applicable Fund as of the close of trading on the Exchange on that day, but will not begin earning dividends on the investment until the next day on which State Street Bank is open for business. Also, investors will not be able to have redemption proceeds wired to their banks on these Boston bank holidays. The Funds' offices will be open, however, and all phones will be operative. The Funds' staff will be available to take orders for next day purchases and redemptions, or answer any questions investors may have.


                                  REDEMPTIONS


     Upon receipt by State Street Bank of a proper redemption request (indicating the name of the Fund and the dollar amount of shares to be redeemed), each Fund will redeem its shares on every day that both the New York Stock Exchange (the "Exchange") and the Federal Reserve Bank of Boston are open for business (a "Business Day") at the net asset value per share determined that day. Net asset value per share is determined daily for the Tax-Exempt and Treasury Funds at the close of trading on the Exchange (4:00 p.m. Boston time). Net asset value is determined daily for the Premier Institutional, Institutional, Rated Institutional and Government Funds as of 5:00 p.m. (Boston time). If the Exchange closes trading prior to the times established above, or the Public Securities Association (the "PSA") recommends that the securities markets close early, times for which orders to redeem shares will be accepted may be advanced. See "Net Asset Value." Shareholders may use either the ordinary or, if they elect, the expedited redemption procedure described below. If in utilizing any of the redemption procedures the shareholder redeems all shares owned, his or her dividends accrued for the month to date will be simultaneously remitted by check. Redemption requests received with respect to the Premier Institutional, Institutional, Rated Institutional and Government Funds will be effected that day but the shareholder will not receive a dividend that day. Shares purchased other than by a Federal Funds wire or bank wire may not be redeemed by the expedited procedure or the checking account redemption plan until 15 calendar days after the purchase of such shares but may be redeemed pursuant to the ordinary redemption procedure during such period.


     Due to the relatively high cost of maintaining small investment accounts, each of the Institutional Fund, Rated Institutional Fund, Government Fund, Treasury Fund and Tax-Exempt Fund reserves the right to redeem shares, at a redemption price as determined in accordance with the preceding paragraph, if at any time the total investment in a shareholder's account does not have a value of at least $5,000. Shareholders of such Funds will be notified that the value of their account is less than $5,000 and will be allowed 60 days to make an additional investment into their account before the redemption is processed. If an investor's average account balance in the Premier Institutional Fund falls below $10,000,000 for any 30-day period, the Premier Institutional Fund shall be authorized to exchange such investor's shares for shares of the Institutional Fund unless such investor has elected in its Account Application to have shares redeemed with the proceeds of redemption paid to the investor. In either case, the shareholder will be notified of the exchange or redemption.



Expedited Redemption Procedure


     Shareholders meeting the requirements stated below may initiate redemptions by submitting their redemption requests by telephone to State Street Bank (toll-free 800-225-5150, in Massachusetts 800-972-5555) or mail (P.O. Box 8500,
Boston, Massachusetts 02266-8500) (without signature guarantee) and have the proceeds sent by a Federal Funds wire to a previously designated bank or trust company account. The minimum amount to be wired is $1,000. A redemption request received prior to 12:00 Noon (Boston time) for the Tax-Exempt Fund or prior to 2:00 p.m. (Boston time) for the Treasury Fund will not earn a dividend on the day the request is received and payment will be made in Federal Funds wired on the same business day. Shareholders of the Premier Institutional, Institutional, the Rated Institutional and Government Funds will not earn a dividend on the day the redemption request is received. With regards to expedited redemption orders received prior to 5:00 p.m. (Boston time) for each of the Premier Institutional, Institutional, the Rated Institutional, and the Government Funds, proceeds from such redemptions will be wired out that same day. It is important to note that redemption orders placed later in the day--especially between 3:30 p.m. (Boston time) and 5:00 p.m. (Boston time)--will be processed by the Fund and a wire will be initiated by State Street Bank but payment may be delayed if the Federal Reserve Bank of Boston is experiencing delays in transfers of funds. After a redemption order has been processed by the Fund and a redemption wire has been initiated by State Street Bank, neither entity will assume any responsibility for the performance of the shareholder's receiving bank, or any of its intermedaries.

     To utilize the expedited redemption procedure, all shares must be held in non-certificate form in the shareholder's account. In addition, an Account Application (page A-19) with the expedited payment authorization section properly completed must be on file with State Street Bank before an expedited redemption request is submitted. This form requires a shareholder to designate the bank or trust company account to which its redemption proceeds should be sent. Any change in the bank or trust company account designated to receive the proceeds must be submitted in proper form on a new Account Application with signature guaranteed. In making a telephone redemption request, a shareholder must provide the shareholder's name and account number, the dollar amount of the shares to be redeemed and the name of the bank to which the redemption proceeds should be sent. If the information provided by the shareholder does not correspond to the information on the application, the transaction will not be approved. If, because of unusual circumstances, a shareholder is unable to contact State Street Bank at the telephone numbers listed above to make an expedited redemption request, he or she may contact MLFD or his or her Merrill Lynch Financial Consultant to effect such a redemption, or request redemption in writing as described under "Ordinary Redemption Procedure" below.

Ordinary Redemption Procedure
     If this method of redemption is used, the shareholder may submit his redemption request in writing to State Street Bank and Trust Company, P.O. Box 8500, Boston, Massachusetts 02266-8500. A Fund will make payment for shares redeemed pursuant to the ordinary redemption procedure by check sent to the shareholder at the address on such shareholder's Account Application. Such checks will normally be sent out within one business day, but in no event more than seven days after receipt of the redemption request in proper form. If certificates have been issued representing the shares to be redeemed, prior to effecting a redemption with respect to such shares State Street Bank must have received such certificates. A shareholder's signature must be guaranteed by an "eligible guarantor institution" as such term is defined by Rule 17Ad-15 of the Securities Exchange Act of 1934, the existence and validity of which may be verified by State Street Bank through the use of industry publications. A notary public is not an acceptable guarantor. In certain instances, State Street Bank may request additional documentation which it believes necessary to insure proper authorization such as, but not limited to, trust instruments, death certificates, appointment of executor or administrator, or certificates of corporate authority. Shareholders having questions regarding proper documentation should contact State Street Bank (toll-free 800-225-5150, in Massachusetts 800-972-5555).

Checking Account Redemption Plan
     State Street Bank will establish a checking account for any shareholder of the Institutional Fund, the Government Fund, the Treasury Fund and the Tax-Exempt Fund at the shareholder's request. Shareholders of the Premier Institutional Fund and the Rated Institutional Fund will not be able to utilize a checking account for redemptions. Checks drawn on this account can be made payable to the order of any person in any amount not less than $500. The payee of the check may cash or deposit it like any other check drawn on a bank. When such a check is presented to State Street Bank for payment, the Bank will present the check to the applicable Fund as authority to redeem a sufficient number of shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue earning daily income dividends until the check is cleared. Canceled checks will be returned to the shareholder by the Bank.

     Shareholders will be subject to the Bank's rules and regulations governing such checking accounts including the right of the Bank not to honor checks in amounts exceeding the value of the shareholder's account at the time the check is presented for payment. Also, the Bank may not honor checks drawn against shares purchased, other than by Federal Funds wire, until 15 days after the purchase of such shares. The Bank and the Funds offering this checking account privilege have reserved the right to modify or terminate this checking account privilege upon 30 days' notice to participating shareholders. Shareholders wishing to consider this method of redemption should complete the Authorization for Redemption by Check Form and Signature Card which appear on pages A-21 and A-22 of this Prospectus.

Redemption through FACTS
     Those shareholders who participate in the FACTS program may redeem shares of a Fund through any of the methods described above.


                                   DIVIDENDS

     Each Fund intends to declare all, or substantially all, of its net income as dividends daily. Dividends are paid monthly and automatically reinvested in additional Fund shares at net asset value and credited to the shareholder's account or, at the shareholder's option, paid in cash.

     Each Fund's net income for dividend purposes is determined daily. On days on which the Exchange and the Federal Reserve Bank of Boston are open for business, such determination will be made immediately prior to the determination of net asset value at the close of trading on the Exchange for the Tax-Exempt and Treasury Funds, and as of 5:00 p.m. for the Premier Institutional Fund, Institutional Fund, the Rated Institutional Fund and the Government Fund. Immediately after such determination, each Fund will declare a dividend payable to shareholders of record either: (a) at 12:00 Noon (Boston time) for the Tax-Exempt Fund, 2:00 p.m. (Boston time) for the Treasury Fund and 5:00 p.m. (Boston time) for the Premier Institutional Fund, the Institutional Fund, the Rated Institutional Fund and the Government Fund on days which the Exchange and the Federal Reserve Bank of Boston are open for business, and do not close early, or if the Exchange closes early or the PSA recommends that the securities market close early, at such early closing time or (b) at the previous close of trading on the Exchange on days on which the Exchange or the Federal Reserve Bank of Boston is not open for business.


     Each Fund intends to use its best efforts to maintain its net asset value at $1.00 per share, although this cannot be assured.

     Shareholders may receive their dividends in cash monthly by completing the appropriate section of the Account Application (page A-19). Such cash distributions will be paid by check within seven days after the end of each month. The election to receive cash distributions may be made at the time of purchase of Fund shares or at any time subsequent thereto by giving written notice to State Street Bank. To be effective with respect to a particular monthly dividend, such written notice must be received by State Street Bank at least seven days prior to the end of the month. Dividends and distributions made by the Funds are taxable to shareholders whether distributed in cash or reinvested in additional shares. See "Taxes."


                                NET ASSET VALUE


     The net asset value per share for purposes of pricing orders for both the purchase and the redemption of Fund shares is determined daily on days that both the Exchange and the Federal Reserve Bank of Boston are open for business and do not close early. On any day the Exchange closes early, net asset value per share of each Fund for such purposes will be determined 15 minutes after the early close of trading. On any day that the PSA recommends an early close, the time for determination of net asset value of the Funds, will be 15 minutes following the time that each Fund determines, in its discretion, to cease accepting orders for purchases and redemptions of shares. On days that both the Exchange and the Federal Reserve Bank of Boston are open for full days of trading and the PSA does not recommend that the securities markets close early, net asset value is determined as of 5:00 p.m. (Boston time) for the Premier Institutional, Institutional, the Rated Institutional and Government Funds. Net asset value is determined on days that both the Exchange and the Federal Reserve Bank of Boston are open for business for full days of trading for the Tax-Exempt Fund and for the Treasury Fund at the close of trading on the Exchange (4:00 p.m. Boston time). The net asset value of the Premier Institutional Fund, Institutional Fund, Rated Institutional Fund, Government Fund and Treasury Fund is determined pursuant to the "penny rounding" method by adding the fair value of all securities and other assets in the portfolio, deducting the portfolio's liabilities, dividing by the number of shares outstanding and rounding the result to the nearest whole cent. In determining fair value, securities held by the Premier Institutional Fund, Institutional Fund, Rated Institutional Fund, Government Fund and Treasury Fund with a remaining maturity of 60 days or less will be valued on an amortized cost basis, and securities with a remaining maturity of greater than 60 days for which market quotations are readily available are valued at market value. Other securities held by the Premier Institutional Fund, Institutional Fund, Rated Institutional Fund, Government Fund and Treasury Fund are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. The Tax-Exempt Fund relies on a rule of the Securities and Exchange Commission pursuant to which the valuation of its portfolio securities is based upon their amortized cost. This method involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Tax-Exempt Fund would receive if it sold the securities.


                                     TAXES

     Each Fund in the past has elected the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund believes that it has qualified for such treatment and intends to continue to qualify therefor. If a Fund so qualifies, in any fiscal year with respect to which it distributes at least 90% of its investment company taxable income, the Fund (but not its shareholders) will be relieved of federal income tax liability on the amount distributed. Each Fund contemplates declaring as dividends 100% of its net investment income. See "Dividends." If in any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income and gains will be taxed to that Fund at corporate rates. Taxable dividends and distributions will be taxable to shareholders as ordinary income or long-term capital gains, whether received in cash or reinvested in additional shares of a Fund. State Street Bank, the transfer agent, will send each shareholder a monthly dividend statement which will include the amount of dividends paid and will identify whether such dividends represent ordinary income or long-term capital gains. In general, taxable dividends paid by the Funds will be treated as ordinary income.

     Investments by the Premier Institutional Fund, the Institutional Fund and the Rated Institutional Fund in certain Eurodollar and Yankeedollar obligations may be subject to foreign withholding taxes. See "The Premier Institutional Fund and Its Objectives," "The Institutional Fund and Its Objectives," and "the Rated Institutional Fund and Its Objectives."

     The Statement of Additional Information for each Fund describes the effect on other provisions of the Code on the Fund and its shareholders. The Prospectus for the Tax-Exempt Fund describes certain special tax attributes of that Fund as a result of its investment in tax-exempt securities.

     Certain states exempt from state income taxation dividends paid by regulated investment companies which are derived in whole or in part from interest on U.S. Government obligations. State law varies as to whether dividend income attributable to U.S. Government obligations is exempt from state income tax. Each Fund intends to provide shareholders annually with information relating to that Fund's income and assets necessary to permit shareholders to determine whether and to what extent their dividend income from the Fund is exempt from their state's income tax.

     Investors are urged to consult their attorneys or tax advisors regarding specific questions as to federal, state or local taxes.


                            PORTFOLIO TRANSACTIONS

     The Funds have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policy established by the Trustees of the Trust, the Investment Adviser is primarily responsible for each Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing orders, it is the policy of the Funds to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, the firm's risk in positioning the securities involved, and the provision of supplemental investment research by the firm. While the Investment Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available. The Fund's policy of investing in securities with short maturities will result in high portfolio turnover.

     The U.S. Government obligations and money market securities in which the Funds invest are traded primarily in the over-the-counter market. Where possible, the Funds will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principals for their own account. On occasion, securities may be purchased directly from the issuer. U.S. Government obligations and taxable and tax-exempt money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing the Funds' portfolio transactions will consist primarily of dealer spreads and underwriting commissions.

     The Premier Institutional Fund, Institutional Fund, Rated Institutional Fund, Government Fund and Treasury Fund may conduct principal transactions with certain affiliates, including Merrill Lynch Government Securities, Inc., Merrill Lynch Money Markets, Inc., and Merrill Lynch, subject to a number of conditions imposed in an exemptive order issued by the Securities and Exchange Commission. Similarly, the Tax-Exempt Fund may conduct principal transactions with its affiliate, Merrill Lynch, subject to a number of conditions imposed in an exemptive order issued by the Securities and Exchange Commission. In addition, affiliated persons of the Funds may serve as their brokers in over-the-counter transactions conducted on an agency basis. The Funds may also purchase securities from underwriting syndicates of which Merrill Lynch is a member under certain conditions in accordance with the provisions of a rule adopted under the Investment Company Act of 1940.

     The Trustees of the Trust have considered the possibilities of recapturing for the benefit of the Funds expenses of possible portfolio transactions, such as dealer spreads and underwriting commissions, by conducting such portfolio transactions through affiliated entities, including Merrill Lynch. After considering all factors deemed relevant, the Trustees made a determination not to seek such recapture. The Trustees will reconsider this matter from time to time.


                              EXCHANGE PRIVILEGE

     Shareholders of a Fund may exchange their shares for shares of any other Fund of the Trust on the basis described below. To qualify for the Exchange Privilege, a shareholder must exchange shares with a current value of at least $1,000. Under the Exchange Privilege, each of the Funds offers to exchange its shares for shares of any other Fund, on the basis of relative net asset value per share. Since all of the Funds are no-load funds and seek to maintain a constant $1.00 net asset value per share, it is expected that any exchange with a Fund would be on a share-for-share basis. If in utilizing the Exchange Privilege the shareholder exchanges all his shares of a Fund, all dividends accrued on such shares for the month to date will be invested in shares of the Fund into which the exchange is being made. An exchange between Funds pursuant to the Exchange Privilege is treated as a sale for federal income tax purposes and, depending upon the circumstances, a short- or long-term capital gain or loss may be realized.

     To exercise the Exchange Privilege, shareholders should contact MLFD, Boston, or their Merrill Lynch Financial Consultants, who will advise the applicable Fund of the exchange. A shareholder may make exchanges by telephone, provided that (i) he has elected the telephone exchange option on the Account Application, (ii) the registration of the account for the new Fund will be the same as for the existing Fund, and (iii) the shares to be exchanged are not in certificate form. To make exchanges by telephone, a shareholder should call MLFD at 617-357-1460 or toll-free 800-225-1576. The shareholder should identify himself by name and account number and give the name of the fund into which he wishes to make the exchange, the name of the Fund and the number of shares he wishes to exchange. The shareholder also may write to State Street Bank requesting that the exchange be effected. Such letter must be signed exactly as the account is registered with signature(s) guaranteed by a commercial bank which is a member of the FDIC or by a trust company or a member firm of a domestic securities exchange. The Funds reserve the right to require a properly completed Exchange Application.

     Investors in certain other Merrill Lynch funds which impose a contingent deferred sales load on redemption of shares ("deferred load funds") may exchange shares of such funds for shares of the Funds, subject to the minimum initial investment requirements for each of the Funds, without paying the contingent deferred sales load normally applicable to such redemptions. Shares of the Funds which were acquired as a result of such an exchange may, in turn, be exchanged back into a participating deferred load fund, in which event the holding period for shares of the deferred load fund will be aggregated with the previous deferred load fund holding periods for purposes of calculating the contingent deferred sales load. The holding period for shares of the Fund so acquired will not, however, be taken into account in calculating the contingent deferred sales load. Furthermore, if shares of the Fund which were acquired as a result of an exchange for shares of a deferred load fund are subsequently redeemed or exchanged for shares of a fund other than a deferred load fund, the shareholder will thereupon be charged the contingent deferred sales load that would otherwise have been payable upon the exchange of shares of the deferred load fund for shares of the applicable Fund.

     These exchange privileges may be modified or terminated at any time.


                            ADDITIONAL INFORMATION

Yield Information
     The Funds may from time to time include information regarding their respective yields in advertisements or information furnished to present or prospective shareholders. Yield will be computed by annualizing net investment income dividends for a given period and dividing by the average public offering price. Each Fund's yield will vary from time to time depending upon market conditions, the securities comprising the Fund's portfolio, and the Fund's operating expenses. Yield should also be considered relative to changes in the net asset value of the Fund's shares and the Fund's investment and dividend payment policies.

Description of Shares of the Trust
     The Declaration of Trust of the Trust provides that the Trust may be comprised of separate series (a "Series") each of which will consist of a separate portfolio which will issue a separate class of shares. Each of the Funds is a Series of the Trust. The Trustees of the Trust are authorized to create an unlimited number of Series and, with respect to each Series, to issue an unlimited number of full and fractional shares of beneficial interest of a single class. All shares of the Trust have equal voting rights, except that only shares of a particular Series are entitled to vote on matters concerning only that Series, and each issued and outstanding share is entitled to one vote and to participate equally in dividends and distributions declared by a particular Series of the Trust, as the case may be, and in net assets of that Series upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. In the event a Series is unable to meet its obligations, the remaining Series would assume the unsatisfied obligations of that Series. The shares of the Trust, when issued, will be fully paid and non-assessable by the Trust, have no preference, preemptive, conversion or similar rights, and be freely transferable. Holders of shares of the Trust are entitled to redeem their shares as set forth under "Redemptions." Shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Trust voting for the election of trustees can elect all of the trustees if they choose to do so and in such event the holders of the remaining shares would not be able to elect any trustees. Shareholders' meetings will only be held in connection with matters with respect to which shareholder approval is required under the Investment Company Act of 1940. Therefore, there will normally be no meetings of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders of the Trust, at which time the trustees then in office will call a shareholders' meeting for the election of trustees. Shareholders may, in accordance with the applicable Declaration of Trust, cause a meeting of shareholders to be held for the purpose of voting on the removal of trustees. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust.

Custodian and Transfer Agent
     State Street Bank and Trust Company, P.O. Box 8500, Boston, Massachusetts 02266-8500, is the Funds' Custodian, Transfer Agent and Dividend Disbursing Agent.


Counsel and Independent Auditors
     Rogers & Wells, LLP, counsel to the Trust, passes upon legal matters for the Trust in connection with the shares offered by this Prospectus. Deloitte & Touche LLP are the independent auditors of the Trust.


Commercial Paper, Bank Money Instruments and Corporate Bond Ratings
     Commercial Paper and Bank Money Instruments. Commercial paper with the greatest capacity for timely payment is rated A by Standard & Poor's Ratings Group ("S&P"). Issues within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety; A1, the highest of the three, indicates the degree of safety is either overwhelming or very strong; A2 indicates that capacity for timely repayment is strong; and, A3 indicates a satisfactory capacity for timely repayment.

     Moody's Investors Service ("Moody's") employs the designations of Prime-1, Prime-2 and Prime-3 to indicate the relative capacity of the rated issuers to repay punctually. Prime-1 issues have a superior capacity for repayment. Prime-2 issues have a strong capacity for repayment, but to a lesser degree than Prime-1. Prime-3 issues have an acceptable capacity for repayment.

     Commercial paper rated A-1+ by IBCA Limited or its affiliate IBCA Inc. (together, "IBCA") are obligations supported by the highest capacity for timely repayment. Commercial paper rated A-1 has a very strong capacity for timely repayment. Commercial paper rated A-2 has a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

     Fitch Investors Services, Inc. ("Fitch") employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

     Duff & Phelps Credit Ratings Co. ("Duff & Phelps") employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment; short-term liquidity is clearly outstanding, and safety is just below risk-free U.S. Treasury short-term obligations, Duff 1- indicates high certainty of timely payment, Duff 2 indicates good certainty of timely payment; liquidity factors and company fundamentals are sound.

     Thomson Bankwatch, Inc. ("BankWatch") employs the rating TBW-1 with respect to the highest category of commercial paper and bank money instruments. A rating of TBW-1 indicates the degree of safety regarding timely repayment of principal and interest is very strong. A rating of TBW-2 indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

     Corporate Bonds. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

     Bonds rated Aaa by Moody's are judged to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Bonds rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because the margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Bonds rated AAA by IBCA are obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Bonds rated AA are obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

     Bonds rated AAA by Fitch are considered to be investment grade and of the highest quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

     Bonds rated AAA by Duff & Phelps are deemed to be of the highest credit quality; the risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt. AA indicates high credit quality; protection factors are strong, and risk is modest but may vary slightly from time to time because of economic conditions.

     Companies rated A by BankWatch possess exceptionally strong balance sheets and earnings records, translating into excellent reputations and unquestioned access to their natural money markets. If weakness or vulnerability exists in any aspect of such a company's business, it is entirely mitigated by the strength of the organization. Companies rated A/B by BankWatch are financially very solid with favorable track records and no readily apparent weaknesses. Their overall risk profiles, while low, are not quite as favorable as for companies in the highest rating category.


Ratings of Tax-Exempt Securities and Short-Term Tax-Exempt Obligations
     Set forth below are descriptions of the two highest ratings of Moody's, S&P and Fitch for Tax-Exempt Securities and short-term tax-exempt obligations. Ratings for commercial paper have been included since certain of the obligations which the Tax-Exempt Fund is authorized to purchase have characteristics of commercial paper and have been rated as such by Moody's and S&P.


Descriptions of Moody's Ratings
     Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Short-term Notes: The two highest ratings of Moody's for short-term notes are MIG-1 and MIG-2; MIG-1 denotes "best quality, enjoying strong protection from established cash flows"; MIG-2 denotes "high quality" with "ample margins of protection."

     Variable Rate Demand Obligations: Moody's has separate rating categories for variable rate demand obligations ("VRDOs"). VRDOs will receive two ratings. The first rating, depending on the maturity of the VRDO, will be assigned either a bond or MIG rating which represents an evaluation of the risk associated with scheduled principal and interest payments. The second rating, designated as "VMIG," represents an evaluation of the degree of risk associated with the demand feature. The VRDO demand feature ratings symbols are:

    VMIG 1: strong protection by established cash flows, superior liquidity support, demonstrated access to the market for refinancing.

    VMIG 2: ample margins of protection, high quality.

    VMIG 3: favorable quality, liquidity and cash flow protection may be narrow, market access for refinancing may be less well established.

    VMIG 4: adequate quality, not predominantly speculative but there is risk.

     Commercial Paper: The highest rating of Moody's for commercial paper is Prime-1. Issuers rated Prime-1 are judged to be of the highest quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Currently liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or long term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

Description of S&P Ratings
     AAA--This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     Short-Term Notes: S&P has a separate rating category with respect to certain municipal note issues with a maturity of less than three years. The note ratings and symbols are:


       SP-1 A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a "+" designation.

       SP-2 A satisfactory capacity to pay principal and interest.

       SP-3 A speculative capacity to pay principal and interest.

     S&P may continue to rate note issues with a maturity greater than three years in accordance with the same rating scale currently employed for municipal bond ratings.

     Commercial Paper: S&P highest rating for commercial paper is A-1. This designation indicates the degree of safety regarding timely payment as either overwhelming or very strong. Those issues determined to have overwhelming safety characteristics will be designated with a plus (+) sign designation.

Description of Fitch's Ratings
     Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality. Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch employs the rating F-1+ to indicate short-term debt issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+. The rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

Reports to Shareholders
     The fiscal year of the Trust ends on April 30 of each year. The Trust issues to its shareholders semi-annual reports containing unaudited financial statements and annual reports containing audited financial statements.

Additional Information

     This Prospectus does not contain all the information included in the Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The Statement of Additional Information, dated June 10, 1998, which forms a part of the Registration Statement, is incorporated by reference into this Prospectus. The Statement of Additional Information may be obtained without charge as provided on the cover page of this Prospectus. The Registration Statements including the exhibits filed therewith may be examined at the office of the Securities and Exchange Commission in Washington, D.C.


                               ----------------

     The Trust was organized as an unincorporated business trust under the laws of Massachusetts on May 7, 1987, and commenced operations on December 18, 1989 with only one series, Merrill Lynch Treasury Fund. Two additional series of the Trust, Merrill Lynch Institutional Fund and Merrill Lynch Government Fund, commenced operations as separate Series of the Trust effective August 31, 1990. An additional series of the Trust, Merrill Lynch Institutional Tax-Exempt Fund, commenced operations as a separate Series of the Trust effective February 18, 1994. A fifth additional series of the Trust, Merrill Lynch Premier Institutional Fund, commenced operations on January 27, 1997. A sixth additional series of the Trust, Merrill Lynch Rated Institutional Fund, commenced operations on

June 10, 1998. The executive offices of the Trust are located at One Financial Center, Boston, Massachusetts 02111 (telephone 617-357-1460 or toll-free 800-225-1576).


     The Declaration of Trust establishing the Trust, dated May 7, 1987, a copy of which, together with all amendments thereto (the "Declaration"), is on file in the office of the Secretary of the Commonwealth of Massachusetts, provides that the name "Merrill Lynch Funds For Institutions Series" refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of the Trust may be held to any personal liability, nor may resort by law to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Trust but only the Trust Property shall be liable. The Trust issues shares in one or more series. All persons dealing with the Trust must look solely to the property of the applicable series of the Trust for the enforcement of any claims against it.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                        ACCOUNT APPLICATION (check one)

[ ] MERRILL LYNCH PREMIER INSTITUTIONAL FUND           [ ] MERRILL LYNCH TREASURY FUND
[ ] MERRILL LYNCH INSTITUTIONAL FUND                   [ ] MERRILL LYNCH INSTITUTIONAL
[ ] MERRILL LYNCH RATED INSTITUTIONAL FUND                 TAX-EXEMPT FUND
[ ] MERRILL LYNCH GOVERNMENT FUND

Mail to: STATE STREET BANK AND TRUST COMPANY, P.O. Box 8500, Boston, Massachusetts 02266-8500
---------------------------------------------------------------------------------------------
 REGISTRATION: The account should be registered as follows:
                                         INITIAL INVESTMENT:--Minimum $25,000 (Merrill
                                         Lynch Premier Institutional Fund Minimum $10,000,000
|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|    and Merrill Lynch Rated Institutional Fund $1,000,000)
         Name of Account                 [ ] The account has been opened by
                                             wire on _____________ (Date) and the account no.
|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|        assigned is_____________________________
                                         [ ] Please establish an account with
|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|        the enclosed check for $--------
                                             payable to Merrill Lynch Institutional Fund,
|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|        Merrill Lynch Premium Institutional Fund, Merrill
           Street                            Lynch Rated Institutional Fund, Merrill Lynch
|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|        Government Fund, Merrill Lynch Treasury
City           State            Zip          Fund or Merrill Lynch Street Institutional
|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|        Tax-Exempt Fund, as applicable.
            Occupation                   |_|_|_|-|_|_|-|_|_|_|_|
|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|    Soc. Sec. No. (Individual)
                                         |_|_|_|_|_|_|_|_|_|_|_|
          Name of Employer               Tax ID No. (Corporate)
                                           (    )
|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|    -------------------------------------
              Street                     Area code              Telephone
|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
City           State            Zip      Citizen of
|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|    [ ] U.S.
                                         [ ] Other (please
                                             specify) ______________________________

                                         [ ] Under the Federal income tax law, you are subject to
                                             certain penalties as well as withholding of tax at a
                                             31% rate if you do not provide a correct number.
MONTHLY CASH DIVIDENDS
[ ] Check this box if dividends are to be paid monthly in cash. Otherwise dividends will be reinvested automatically in additional shares of the Fund.
---------------------------------------------------------------------------------------------
CHECK REDEMPTION PRIVILEGE (See page A-8) NOT AVAILABLE FOR MERRILL LYNCH
PREMIER INSTITUTIONAL FUND OR MERRILL LYNCH RATED INSTITUTIONAL FUND
[ ] Check this box and complete Authorization for Redemption by Check Form and
    Signature Card on pages A-21 and A-22.
---------------------------------------------------------------------------------------------
TELEPHONE EXCHANGE PRIVILEGE (See page A-12)

 YES  NO   I (We) hereby authorize telephone instructions to withdraw amounts
 [ ] [ ]   from my (our) Fund account and exchange for shares of Merrill Lynch [
           Premier Institutional Fund, Merrill Lynch Institutional Fund, Merrill
           Lynch Rated Institutional Fund, Merrill Lynch Government Fund,
           Merrill Lynch Treasury Fund, and/or Merrill Lynch Institutional
           Tax-Exempt Fund, subject to the requirements described in the
           Prospectus.
---------------------------------------------------------------------------------------------
EXPEDITED REDEMPTION PAYMENTS           Redemption proceeds will be sent to the bank or
     (See page A-7)                     trust company listed below, for credit to the
    If desired check                    investor's account. If the investor wishes to send
          [ ]                           redemption proceeds to more than one such institution, an
 and complete the rest of               additional application must be submitted for each
      this section                      institution. The investor hereby authorizes State Street
                                        Bank to honor telephone or written instructions, without a signature guarantee, for redemption of Fund shares. State
                                        Street Bank's records of such instructions will be binding on all parties and State Street Bank and the Fund will not be liable for any loss, expense or cost arising out of
                                        such transactions, unless the Fund or State Street Bank
                                        fail to employ reasonable procedures to confirm that
                                        instructions communicated by telephone are genuine.
Enclose a specimen of your check or deposit slip (marked "VOID") for the bank account listed below.

To facilitate the wiring of your redemption proceeds the indicated bank should be a commercial bank.

Name of Bank: ___________________________________ Bank Account No. _____________________________

Address of Bank: _______________________________________________________________________________
                 Street                 City                    State                  Zip
Name on Account: _______________________________________________________________________________

---------------------------------------------------------------------------------------------
PREMIER INSTITUTIONAL FUND EXCHANGE FOR ACCOUNTS WITH AVERAGE BALANCE OF LESS
THAN $10,000,000 (see page A-7). Unless I (we) have checked the box below, I
(we) hereby authorize the exchange of my (our) shares of Merrill Lynch Premier
Institutional Fund for a corresponding number of shares of Merrill Lynch
Institutional Fund if during any 30-day period my (our) average account balance in Merrill Lynch Premier Insittutional Fund is less than $10,000,000.
If I (we) check the box below, then, under such circumstances, I (we) hereby authorize the redemption of all of my (our) shares of Merrill Lynch Premier
Institutional Fund and the payment of the proceeds of any such redemption to me (us) at the address indicated above. [ ]
---------------------------------------------------------------------------------------------
CERTIFICATION: By the execution of this Application, the investor represents and warrants that the investor has full right, power and authority to invest in the Fund, and the person or persons signing on behalf of the investor represent and warrant that they are duly authorized to sign this Application and to purchase or redeem shares of the Fund on behalf of the investor. The investor hereby affirms that he has received a current Fund Prospectus.

 The undersigned hereby certifies under penalty of perjury that (1) the above
Social Security Number or Taxpayer Identification Number is correct and that
(2) he is not subject to backup withholding because (a) he is exempt from backup withholding, OR (b) he has not been notified by the Internal Revenue
Service that he is subject to backup withholding as a result of a failure to report all interest or dividends, OR (c) the IRS has notified him that he is no longer subject to backup withholding.

 Certification Instructions--You must cross out item 2 above if you have been notified by the IRS that you are currently subject to backup withholding due to underreporting of interest or dividends. The undersigned authorizes the furnishing of this certification to other Merrill Lynch sponsored mutual funds.

------------------------------------        ------------------------------------
           Signature                           Title (Corporate Account only)

------------------------------------        ------------------------------------
           Signature                           Title (Corporate Account only)

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     AUTHORIZATION FOR REDEMPTION BY CHECK

        Merrill Lynch Institutional Fund, Merrill Lynch Government Fund,
                          Merrill Lynch Treasury Fund
              and/or Merrill Lynch Institutional Tax-Exempt Fund


INSTRUCTIONS:
INDIVIDUAL ACCOUNT: Complete Steps 1, 3, 4 and 5.
INSTITUTIONAL ACCOUNT: Complete All Steps.

STEP 1--Fill in account title and address. (This information must be identical to the registration of the shareholder account in the Fund). Also fill in your shareholder account number, if known.
STEP 2--Institutions should enter type of organization, (i.e., Corporation, Trust, Partnership, etc.)
STEP 3--Print name(s) in section (a) and sign in section (b). Officers of organizations should give their titles.
STEP 4--Have your signature(s) guaranteed by an eligible guarantor institution. STEP 5--Fill in account title and affix authorized signature(s). (Only registered shareholder's signatures allowed for single name or joint accounts. Corporate accounts may have multiple signatures.)
             Mail completed form along with the signature card to:
    State Street Bank and Trust Co., P.O. Box 8500, Boston, MA 02266-8500.

----------------------------------------------------------------------------------------------------------------------------------
        STEP 1         At the undersigned's request, State Street Bank and Trust Company (the "Bank") has established a
     Insert Account    checking account for the undersigned. When a check is presented on the undersigned's checking account
    Number if Known    for payment, the Bank will present the check to the Fund as authority to redeem a sufficient number of shares in the undersigned's shareholder account with the Fund to cover the amount of the check. Checks may not be for less than $500. The Fund is hereby authorized and directed to accept and act upon checks presented to it by the Bank and to redeem a sufficient number of shares for which certificates have not been issued in the undersigned's shareholder account with the Fund and forward the proceeds of such redemption to the Bank. The undersigned understands and agrees that shares purchased by check
                       (including certified or cashier's check) within 15 calendar days prior to presentation of such check will not be redeemed and any check drawn to redeem such shares will be returned marked
                       "Uncollected Funds." The undersigned further understands and agrees that the Fund and/or its agents will not be liable for any loss, expense or cost arising out of check redemptions other than for its negligence or willful misconduct. The undersigned will be subject to the Bank's rules and regulations governing such checking accounts, including the right of the Bank not to honor checks in amounts exceeding the value of the undersigned's shareholder account at the time the check is presented for payment. The Fund and the Bank have reserved the right to change, modify or terminate this checking account privilege at any time.

                       Account Name(s): ____________________________________________________________________________________
     STEPS 2, 3 & 4
    on Reverse Side    Address: ____________________________________________________________________________________________

                       Account No. (if assigned): __________________________________________________________________________
----------------------------------------------------------------------------------------------------------------------------------



   STEP 5        Merrill Lynch Institutional Fund             Account No.
                 Merrill Lynch Government Fund                __________________
                 Merrill Lynch Treasury Fund
                 Merrill Lynch Institutional Tax-Exempt Fund

                     State Street Bank and Trust Company

                 SIGNATURE CARD
                 ---------------------------------------------------------------
                 Account Name(s) as Registered

                 ---------------------------------------------------------------
                 Authorized Signature(s)  (a) Print or type full name  (b) Sign below

                 1.                                  1.
                 ------------------------------------------------------------------------------
                 2.                                  2.
                 ------------------------------------------------------------------------------
                 3.                                  3.
                 ------------------------------------------------------------------------------
                 4.                                  4.
                 ------------------------------------------------------------------------------

                 [ ] Check if all signatures are required

                 [ ] Check if only one signature is required

                 [ ] Check if combination of signatures is required and specify number ____________
                                                                                           DATE

                     SUBJECT TO CONDITIONS ON REVERSE SIDE

----------------------------------------------------------------------------------------------------------------------------------
          STEP 2                      We hereby certify that each of the persons listed in Step 3 has been
       If other than               duly elected and is now legally holding the office set opposite his name.
      an individual,                  We further certify that the said _____________ is duly organized and
     insert type of                existing and has the power to take the action called for by this Continuing
      organization                 Redemption Authorization.
     (corporation,                    We further certify that the signatures on the signature card which is
      trust, etc.)                 submitted with this Application and is incorporated into this Agreement as if set forth herein, are authentic and represent individuals with legal capacity to sign on behalf of the above.
----------------------------------------------------------------------------------------------------------------------------------
          STEP 3                      We further certify and agree that the above certifications,
        Names and                  authorizations and appointments in this document will continue until
       Signatures                  State Street Bank and Trust Company receives actual written notice of any change thereof.

                                   (a) Please print or type full names and titles:     (b) Sign below:

                                   ----------------------------------------------      --------------------
                                      (Individual, President, Trustee,                     (Signature)
                                      General Partner or Representative)

                                   ----------------------------------------------      --------------------
                                       (If joint account, insert the name                  (Signature)
                                               of joint account)

                                   ----------------------------------------------      --------------------
                                       (Secretary of Corporation)                          (Signature)
                                   (The President or Vice President and Secretary or Assistant Secretary of
                                   a corporation must sign.)
----------------------------------------------------------------------------------------------------------------------------------
         STEP 4                    Signature(s) Guaranteed: ______________________________________________
        Banker or                                                      (Name of Guarantor Institution)
       Broker Signs
                                        By: ______________________________________________________________
                                                             (Authorized Signature)
----------------------------------------------------------------------------------------------------------------------------------
  This completed authorization must be received by State Street Bank and Trust Company before redemption requests by check will be honored. Any amendment or modification of the above information will require that a new Authorization Form be completed and submitted and may require the execution of new signature cards.


--------------------------------------------------------------------------------
                        Merrill Lynch Institutional Fund
                         Merrill Lynch Government Fund
                          Merrill Lynch Treasury Fund
                  Merrill Lynch Institutional Tax-Exempt Fund

The Payment of funds is authorized by the signature(s) appearing on the reverse side.


If this card is signed by more than one person, all checks will require all signatures appearing on the reverse side unless a lesser number is indicated. If no indication is given, all checks will require all signatures. Each signatory guarantees the genuineness of the other signatures.

The bank is hereby appointed agent by the person(s) (the "Depositor(s)") signing this card and, as agent, is authorized and directed to present checks drawn on this checking account to the Fund or its transfer agent as requests to redeem shares of the Fund registered in the name of the Depositor(s) in the amounts of such checks and to deposit the proceeds of such redemptions in this checking account. The Bank will be liable only for its own negligence.

The Depositor(s) agrees to be subject to the rules and regulations of the Bank pertaining to this checking account as amended from time to time. The Bank reserves the right to change, modify or terminate this checking account and authorization at any time.

================================================================================

ADMINISTRATOR & DISTRIBUTOR
Merrill Lynch Funds Distributor, Inc.
One Financial Center
Boston, Massachusetts 02111

INVESTMENT ADVISER
Fund Asset Management, L.P.
P.O. Box 9011
Princeton, New Jersey 08543-9011

CUSTODIAN & TRANSFER AGENT
State Street Bank and Trust Company
P.O. Box 8500
Boston, Massachusetts 02266-8500

LEGAL COUNSEL
Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

AUDITORS
Deloitte & Touche LLP
125 Summer Street
Boston, Massachusetts 02110-1617

No person has been authorized to give any information or to make any representations, other than those contained in these Prospectuses and in the Statements of Additional Information, in connection with the offer made by these Prospectuses, and, if given or made, such other information or representations must not be relied upon as having been authorized by any Fund or its Distributor. These Prospectuses do not constitute an offer to sell or a solicitation of an offer to buy by any Fund or by the Distributor in any State in which such offer to sell or solicitation of any offer to buy may not lawfully be made.


Merrill Lynch Premier Institutional Fund
Merrill Lynch Institutional Fund
Merrill Lynch Rated Institutional Fund
Merrill Lynch Government Fund
Merrill Lynch Treasury Fund
Merrill Lynch Institutional Tax-Exempt Fund

================================================================================

Prospectuses



Merrill Lynch
Funds For Institutions Series
--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund

Merrill Lynch Institutional Fund
Merrill Lynch Rated Institutional Fund
Merrill Lynch Government Fund
Merrill Lynch Treasury Fund
Merrill Lynch Institutional
 Tax-Exempt Fund



--------------------------------------------------------------------------------
  Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund, Merrill Lynch Rated Institutional Fund, Merrill Lynch Government Fund,
  Merrill Lynch Treasury Fund and Merrill Lynch Institutional Tax-Exempt Fund are separate series of Merrill Lynch Funds For Institutions Series, which is organized as a Massachusetts business trust. None of the Funds is a bank, nor does it offer fiduciary or trust services. Shares of the Funds are not equivalent to a bank account. While the Funds attempt to maintain a stable net asset value of $1.00 per share, there can be no assurance that they will be able to do so. The shares of the Funds are neither insured nor guaranteed by any government agency and are not subject to the protection of the Securities Investor Protection Corporation.
--------------------------------------------------------------------------------





June 11, 1998



Distributor
Merrill Lynch
Funds Distributor, Inc.


These Prospectuses should be retained
for future reference.

================================================================================

                   Merrill Lynch Premier Institutional Fund
                        Merrill Lynch Institutional Fund
                    Merrill Lynch Rated Institutional Fund
                         Merrill Lynch Government Fund
                          Merrill Lynch Treasury Fund
                  Merrill Lynch Institutional Tax-Exempt Fund

     This document consists of the Statements of Additional Information of Merrill Lynch Premier Institutional Fund (the "Premier Institutional Fund"), Merrill Lynch Institutional Fund (the "Institutional Fund"), Merrill Lynch Rated Institutional Fund (the "Rated Institutional Fund" and, with the Premier Institutional Fund and the Institutional Fund, the "Institutional Funds"), Merrill Lynch Government Fund (the "Government Fund"), Merrill Lynch Treasury Fund (the "Treasury Fund") and Merrill Lynch Institutional Tax-Exempt Fund (the "Tax-Exempt Fund") (collectively, the "Funds") and an Appendix A which constitutes part of each Fund's Statement of Additional Information. A table of contents may be found on page 1 of each Statement of Additional Information.

                                --------------

     The Institutional Funds are no-load money funds whose objectives are maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term "money market" instruments. The Government Fund and the Treasury Fund are no-load money funds seeking current income consistent with liquidity and security of principal. The Government Fund invests in a portfolio of securities issued or guaranteed by the U.S. Government, its agencies or its instrumentalities. The Treasury Fund invests in a portfolio of U.S. Treasury securities. The Tax-Exempt Fund is a no-load money fund seeking current income exempt from federal income taxes, preservation of capital and liquidity available from investing in a diversified portfolio of short-term, high quality Tax-Exempt Securities.

STATEMENT OF ADDITIONAL INFORMATION
-----------------------------------

                   Merrill Lynch Premier Institutional Fund
                of Merrill Lynch Funds For Institutions Series

               One Financial Center, Boston, Massachusetts 02111


     For general information and purchases call 617-357-1460 or toll free 800-225-1576


     Merrill Lynch Premier Institutional Fund is a no-load money fund whose objectives are maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term "money market" instruments. The Premier Institutional Fund is designed primarily for institutions as an economical and convenient means for the investment of short-term funds. The Premier Institutional Fund is a separate series of Merrill Lynch Funds For Institutions Series (the "Trust"), a diversified, open-end management investment company.

     The Statement of Additional Information of the Premier Institutional Fund is not a prospectus and should be read in conjunction with the Prospectus of the Premier Institutional Fund (the "Prospectus") which has been filed with the Securities and Exchange Commission and is available upon oral or written request without charge. Copies of the Prospectus can be obtained by calling or by writing the Premier Institutional Fund at the above telephone number or address. This Statement of Additional Information has been incorporated by reference into the Prospectus.


                               TABLE OF CONTENTS




                                                                      Page
                                                                     -----
     Investment Objectives and Policies ............................    2
     Independent Auditors' Report ..................................    6
     Audited Financial Statements for the Year Ended April 30, 1998     7
     Appendix A:
      Management of the Trust ......................................  A-1
      Investment Advisory and Other Services .......................  A-4
      Portfolio Transactions .......................................  A-7
      Net Asset Value ..............................................  A-8
      Dividends ....................................................  A-9
      Taxes ........................................................  A-11
       Federal .....................................................  A-11
       Massachusetts Income Tax ....................................  A-13
       Other Taxes .................................................  A-13
      Distributor ..................................................  A-13
      Yield Information ............................................  A-14
      General Information ..........................................  A-15



     The date of this Statement of Additional Information and the Prospectus is June 11, 1998.

                      INVESTMENT OBJECTIVES AND POLICIES

     Reference is made to "The Premier Institutional Fund and Its Objectives" in the Prospectus for a discussion of the investment objectives and policies of the Premier Institutional Fund.

     All investments of the Premier Institutional Fund will be in securities with remaining maturities of up to 762 days (25 months) in the case of government securities and 397 days (13 months) in the case of all other securities. The dollar weighed average maturity of the Premier Institutional Fund portfolio will be 90 days or less.

     The Premier Institutional Fund may invest in obligations issued by U.S. banks, foreign branches or subsidiaries of U.S. banks or U.S. or foreign branches or subsidiaries of foreign banks. Investment in obligations of foreign branches or subsidiaries of U.S. banks or of foreign banks may involve different risks from the risks of investing in obligations of U.S. banks. Such risks include adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the payment of principal and interest. Generally, the issuers of such obligations are subject to fewer U.S. regulatory requirements than are applicable to U.S. banks. Foreign branches or subsidiaries of U.S. banks and foreign banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the state in which they are located. There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank or a foreign bank than about a U.S. bank, and such branches or subsidiaries or banks may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. banks. Evidence of ownership of obligations of foreign branches or subsidiaries of U.S. banks or of foreign banks may be held outside of the United States and the Premier Institutional Fund may be subject to the risks associated with the holding of such property overseas. Any such obligations of the Premier Institutional Fund held overseas will be held by foreign branches of the custodian for the Premier Institutional Fund's portfolio securities or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act of 1940.

     Fund Asset Management, L.P. ("FAM") will consider the above factors in making investments in such obligations and will not knowingly purchase obligations which, at the time of purchase, are subject to exchange controls or withholding taxes. Generally, the Premier Institutional Fund will limit its investments in obligations of U.S. branches or subsidiaries of foreign banks to obligations of banks organized in Canada, France, Germany, Japan, the Netherlands, Switzerland, the United Kingdom and other industrialized nations.

     The Premier Institutional Fund will only invest in short-term obligations (including short-term, promissory notes issued by corporations, partnerships, trusts and other entities, whether or not secured) that (1) have been rated in the highest rating category for short-term debt obligations by at least two nationally recognized statistical rating organizations ("NRSRO"); (2) have been rated in the highest rating category by a single NRSRO if only one NRSRO has rated the security; (3) have been issued by an issuer rated in the highest rating category by an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the investment; or (4) if not rated, will be of comparable quality as determined by the Trustees of the Trust. Currently there are six NRSROs: Duff & Phelps Credit Ratings Co., Fitch Investors Services, Inc., IBCA Limited and its affiliate IBCA Inc., Moody's Investors Service, Inc., Standard & Poor's Ratings Group and Thomson Bankwatch, Inc.

     See the section of the Prospectus captioned "Additional
Information-Commercial Paper, Bank Money Instrument and Bond Ratings."


                           Premier Institutional Fund

     The Premier Institutional Fund may also invest in U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers. Investments in foreign entities in general involve the same risks as those described in connection with investments in Eurodollar and Yankeedollar obligations.

     As described in the Prospectus, the Premier Institutional Fund may invest in participations in, or bonds and notes backed by, pools of mortgages, or credit card, automobile or other types of receivables, with remaining maturities of no more than 397 days (13 months). These structured financings will be supported by sufficient collateral and other credit enhancements, including letters of credit, insurance, reserve funds and guarantees by third parties, to enable such instruments to obtain the requisite quality rating by a nationally recognized statistical rating organization, as described above.

     Variable amount master notes and funding agreements described in the Prospectus, permit a series of short-term borrowings under a single note. The lender has the right to increase the amount under the note up to the full amount provided by the note agreement. In addition the lender has the right to reduce the amount of outstanding indebtedness.

     Forward or firm commitments for the purchase or sale of securities may be entered into by the Premier Institutional Fund as described in the Prospectus. The purchase of the underlying securities will be recorded on the date the Premier Institutional Fund enters into the commitment and the value of the security will thereafter be reflected in the calculation of the Fund's net asset value. A separate account of the Premier Institutional Fund will be established with State Street Bank and Trust Company, the Premier Institutional Fund's custodian, consisting of cash or other liquid securities having a market value at all times until the delivery at least equal to the amount of the forward purchase commitment. As stated in the Prospectus, the Premier Institutional Fund may dispose of a commitment prior to settlement. Risks relating to these trading practices are briefly described in the Prospectus.

     In addition to the investment restrictions set forth in the Prospectus, the Premier Institutional Fund has adopted the following investment restrictions, none of which may be changed without the approval of a majority of the Premier Institutional Fund's outstanding shares, which for this purpose means the vote of (i) 67% or more of the Premier Institutional Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Premier Institutional Fund are present or represented by proxy, or (ii) more than 50% of the Premier Institutional Fund's outstanding shares, whichever is less. The Premier Institutional Fund may not:


     (1) Invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities issued by the U.S. Government and its agencies and instrumentalities; securities issued by any state of the U.S. or any political subdivision thereof; instruments issued by domestic banks; and for purposes of this restriction, issuers of asset-backed and mortgage-backed securities will not be considered to be in any particular industry).


     (2) Make investments for the purpose of exercising control or management.


     (3) Underwrite securities of other issuers except insofar as the Premier Institutional Fund technically may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

     (4) Purchase or sell real estate, except that, to the extent permitted by applicable law, the Premier Institutional Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.


                           Premier Institutional Fund

     (5) Borrow money, except that (i) the Premier Institutional Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 331/3% of its total assets (including the amount borrowed), (ii) the Premier Institutional Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Premier Institutional Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) the Premier Institutional Fund may purchase securities on margin to the extent permitted by applicable law. These borrowing provisions shall not apply to reverse repurchase agreements as described in the Prospectus and Statement of Additional Information. The Premier Institutional Fund may not pledge its assets other than to secure such borrowings or to the extent permitted by the Premier Institutional Fund's investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued, reverse repurchase and forward commitment transactions and similar investment strategies.

     (6) Make loans to other persons, except that the acquisition of bonds, debentures or other debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Premier Institutional Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Premier Institutional Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time.

     (7) Issue senior securities to the extent such issuance would violate applicable law.

     (8) Purchase or sell commodities or contracts on commodities, except to the extent that the Premier Institutional Fund may do so in accordance with applicable law and the Premier Institutional Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

     In addition, the Premier Institutional Fund has adopted non-fundamental restrictions which may be changed by the Board of Trustees without approval of the Premier Institutional Fund's shareholders. Under the non-fundamental investment restrictions, the Premier Institutional Fund may not:


     a. Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the "fund of funds" provisions) of the Investment Company Act at any time the Fund's shares are owned by another investment company that is part of the same group of investment companies as the Fund.


     b. Invest in securities which cannot be readily resold because of legal or contractual restrictions or which cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 10% of its total assets would be invested in such securities. This restriction shall not apply to securities which mature within seven days or securities which the Board of Trustees of the Trust has otherwise determined to be liquid pursuant to applicable law.

     c. Nothwithstanding fundamental investment restriction (5) above, borrow amounts in excess of 5% of its total assets, taken at acquisition cost or market value, whichever is lower, and then only from banks as a temporary measure for extraordinary or emergency purposes. These borrowing provisions shall not apply to reverse repurchase agreements as described in the Prospectus and Statement of Additional Information.


                           Premier Institutional Fund

     Lending of Portfolio Securities. Subject to investment restriction (6) above, the Premier Institutional Fund may from time to time lend securities from its portfolio to brokers, dealers and financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such cash collateral will be invested in short-term securities, the income from which will increase the return to the Premier Institutional Fund. Such loans will be terminable at any time. The Premier Institutional Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights. The Premier Institutional Fund may pay reasonable fees in connection with the arranging of such loans.

     As a matter of operating policy, the Trustees of the Trust have determined that the Premier Institutional Fund will not write put or call options.

     For purposes of the 25% limitation on investment in securities of issuers in a particular industry, neither all utility companies (including telephone companies) as a group nor all finance companies as a group will be considered a single industry.


                           Premier Institutional Fund

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Trustees and Shareholders of

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Merrill Lynch Funds For Institutions Series (the "Trust"), consisting of Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund, Merrill Lynch Government Fund, Merrill Lynch Treasury Fund, and Merrill Lynch Institutional Tax-Exempt Fund (the "Funds"), as of April 30, 1998, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at April 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the respective Funds of Merrill Lynch Funds For Institutions Series at April 30, 1998, the results of their operations, the changes in their net assets, and their financial highlights for each of the respective periods presented in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 28, 1998

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments
April 30, 1998

--------------------------------------------------------------------------------------------------------------
                                                                          Interest     Maturity       Value
                     Face Amount                                            Rate*        Date       (Note 1a)
--------------------------------------------------------------------------------------------------------------
U.S.                 $10,000,000  U.S. Treasury Notes .................. 5.50%         03/31/00   $  9,960,937
Government &           3,750,000  Federal Home Loan Banks .............. 6.40          06/03/99      3,768,900
Agency                 7,960,000  Federal Home Loan Banks .............. 6.15          07/09/99      7,987,653
Issues -- 2.9%        11,000,000  Federal Home Loan Banks .............. 5.99          08/11/99     11,020,779
                      25,000,000  Federal Home Loan Banks .............. 5.86          01/20/00     25,023,500
                      10,000,000  Federal Home Loan Banks .............. 5.67          01/20/00      9,980,000
                      15,000,000  Federal Home Loan Banks .............. 5.75          03/16/00     14,985,000
                      20,000,000  Federal Home Loan Banks .............. 5.87          03/17/00     20,021,000
                       7,000,000  Federal Home Loan Mortgage Corp....... 6.10          09/10/99      7,024,864
                      15,000,000  Federal Home Loan Mortgage Corp....... 5.98          11/24/99     15,030,000
                      10,000,000  Federal National Mortgage Assoc. ..... 5.72          08/28/98      9,999,990
                      10,000,000  Federal National Mortgage Assoc. ..... 5.95          08/05/99     10,013,350
                       4,700,000  Federal National Mortgage Assoc. ..... 5.88          08/10/99      4,702,547
                      10,000,000  Federal National Mortgage Assoc. ..... 5.98          09/23/99     10,021,850
                      21,000,000  Student Loan Marketing Assoc. ........ 6.00          12/16/99     21,069,300
                      13,450,000  Student Loan Marketing Assoc. ........ 5.81          01/27/00     13,452,959
--------------------------------------------------------------------------------------------------------------
                                  Total U.S. Government & Agency
                                  Issues (Cost $193,749,719) ...........                           194,062,629
--------------------------------------------------------------------------------------------------------------
U.S.                  63,800,000  Federal Home Loan Banks .............. 5.54          10/20/98     63,791,251
Government            75,000,000  Federal Home Loan Banks .............. 5.51          03/26/99     74,966,199
Agency                50,000,000  Federal Home Loan Banks .............. 5.51          04/01/99     49,977,055
Issues --             59,000,000  Federal National Mortgage Assoc. ..... 5.54          10/20/98     58,987,878
Variable              85,000,000  Federal National Mortgage Assoc. ..... 5.46          01/21/99     84,969,144
Rate -- 11.0%         31,000,000  Federal National Mortgage Assoc. ..... 5.46          03/03/99     30,988,305
                      50,000,000  Federal National Mortgage Assoc. ..... 5.54          04/09/99     49,976,507
                      10,000,000  Federal National Mortgage Assoc. ..... 5.32          07/26/99      9,979,133
                      18,000,000  Federal National Mortgage Assoc. ..... 5.32          09/22/99     17,955,620
                      48,000,000  Federal National Mortgage Assoc. ..... 5.57          10/27/99     47,966,340
                      24,000,000  Student Loan Marketing Assoc. ........ 5.54          11/25/98     23,994,711
                      30,000,000  Student Loan Marketing Assoc. ........ 5.59          08/02/99     29,907,577
                      50,000,000  Student Loan Marketing Assoc. ........ 5.47          01/12/00     49,984,343
                      60,000,000  Student Loan Marketing Assoc. ........ 5.54          02/02/00     59,974,672
                      76,000,000  Student Loan Marketing Assoc. ........ 5.52          02/04/00     75,967,818
--------------------------------------------------------------------------------------------------------------
                                  Total U.S. Government Agency
                                  Issues -- Variable Rate
                                  (Cost $729,386,553) ..................                           729,386,553
--------------------------------------------------------------------------------------------------------------

                           Premier Institutional Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 1998


--------------------------------------------------------------------------------------------------------------
                                                                            Interest    Maturity       Value
                       Face Amount                                           Rate*        Date       (Note 1a)
--------------------------------------------------------------------------------------------------------------
Certificates of       $ 25,000,000  Bank of America N.T. & S.A. .......... 5.60%       01/12/99    $ 24,949,062
 Deposit -- 5.3%        25,000,000  Bankers Trust Company ................ 5.55        02/24/99      24,934,793
                        50,000,000  Bankers Trust Company ................ 5.66        02/26/99      49,912,869
                        25,000,000  Bankers Trust Company ................ 5.65        03/19/99      24,946,978
                        25,000,000  Bankers Trust Company ................ 5.68        04/06/99      24,945,592
                        23,000,000  Chase Manhattan Bank ................. 5.87        07/21/98      23,000,359
                        20,000,000  Morgan Guaranty Trust Co. of NY ...... 5.80        07/28/98      19,997,593
                        40,000,000  Morgan Guaranty Trust Co. of NY ...... 5.77        10/07/98      39,981,411
                        50,000,000  Morgan Guaranty Trust Co. of NY ...... 5.55        02/02/99      49,871,502
                        68,000,000  World Savings Bank, FSB .............. 5.59        05/06/98      68,000,086
--------------------------------------------------------------------------------------------------------------
                                    Total Certificates of Deposit
                                    (Cost $350,928,950) ..................                          350,540,245
--------------------------------------------------------------------------------------------------------------
Certificates of        100,000,000  Bankers Trust Company ................ 5.57        02/19/99      99,941,603
Deposit --              75,000,000  Bankers Trust Company ................ 5.57        03/18/99      74,974,111
Variable                25,000,000  National City Bank, Kentucky ......... 5.55        01/20/99      24,990,959
Rate -- 3.0%
--------------------------------------------------------------------------------------------------------------
                                    Total Certificates of Deposit
                                    Variable Rate --
                                    (Cost $199,906,673) ..................                          199,906,673
--------------------------------------------------------------------------------------------------------------
Euro                    25,000,000  Bayerische Hypotheken-und
Certificates of                      Wechsel-Bank AG, London ............. 5.66        04/07/99      24,941,182
Deposit -- 0.4%
--------------------------------------------------------------------------------------------------------------
                                    Total Euro Certificates of Deposit
                                    (Cost $25,002,041) ...................                           24,941,182
--------------------------------------------------------------------------------------------------------------
Yankee                  15,000,000  ABN-AMRO Bank N.V., NY ............... 5.77        07/27/98      14,997,092
Certificates of         50,000,000  Bank of Nova Scotia, Portland ........ 5.89        08/27/98      50,006,901
Deposit -- 10.6%        24,000,000  Bayerische Landesbank
                                     Girozentrale, NY .................... 5.64        03/15/99      23,945,588
                        28,000,000  Canadian Imperial Bank of
                                     Commerce, NY ........................ 5.55        02/10/99      27,923,297
                        50,000,000  Commerzbank AG, NY ................... 5.54        02/02/99      49,860,429
                        38,000,000  Deutsche Bank AG, NY ................. 5.94        10/22/98      38,012,634
                        50,000,000  Deutsche Bank AG, NY ................. 5.67        03/26/99      49,903,183
                        20,000,000  Generale Bank S.A./N.V., NY .......... 5.81        07/31/98      19,998,124
                        15,000,000  Landesbank Hessen-Thuringen
                                     Girozentrale, NY .................... 6.00        06/09/98      14,999,234
                       100,000,000  Norinchukin Bank, NY ................. 5.77        07/01/98      99,961,887



                           Premier Institutional Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 1998


----------------------------------------------------------------------------------------------------------------
                                                                            Interest    Maturity       Value
                    Face Amount                                              Rate*        Date       (Note 1a)
----------------------------------------------------------------------------------------------------------------
Yankee              $50,000,000  Societe Generale, NY .................... 5.84%        07/24/98   $ 49,998,241
Certificates of      23,000,000  Societe Generale, NY .................... 5.87         10/05/98     22,998,548
Deposit              25,000,000  Societe Generale, NY .................... 5.55         02/09/99     24,931,575
 (continued)
                     25,000,000  Societe Generale, NY .................... 5.58         02/10/99     24,937,117
                     50,000,000  Societe Generale, NY .................... 5.68         03/22/99     49,906,185
                     25,000,000  Societe Generale, NY .................... 5.73         03/30/99     24,964,936
                     50,000,000  Societe Generale, NY .................... 5.80         03/31/99     49,960,725
                     25,000,000  Westpac Banking Corp., NY ............... 5.64         04/09/99     24,934,523
                     34,000,000  Westpac Banking Corp., NY ............... 5.73         04/23/99     33,940,273
                     10,000,000  Swiss Bank Corporation, NY .............. 5.86         07/17/98      9,999,947
----------------------------------------------------------------------------------------------------------------
                                 Total Yankee Certificates of
                                 Deposit (Cost $706,784,891) .............                          706,180,439
----------------------------------------------------------------------------------------------------------------
Yankee               35,000,000  Credit Suisse First Boston Inc., NY ..... 5.71         12/11/98     35,000,000
Certificates of      10,000,000  Royal Bank of Canada, NY ................ 5.37         06/30/98      9,998,730
Deposit --           50,000,000  Societe Generale, NY .................... 5.59         01/19/99     49,986,000
Variable
Rate -- 1.4%
----------------------------------------------------------------------------------------------------------------
                                 Total Yankee Certificates of
                                 Deposit -- Variable Rate
                                 (Cost $94,981,328) ......................                           94,984,730
----------------------------------------------------------------------------------------------------------------
Bank Notes -- 2.2%   20,000,000  Bank of America N.T. & S.A. ............. 5.93         06/24/98     19,997,738
                     20,000,000  First National Bank of Chicago .......... 6.02         06/11/98     19,999,142
                     10,000,000  First Tennessee Bank, N.A. .............. 6.10         05/15/98      9,999,977
                     20,000,000  First Tennessee Bank, N.A. .............. 5.75         01/22/99     19,960,000
                     25,000,000  Huntington National Bank, N.A. .......... 5.89         09/18/98     24,982,048
                     35,000,000  KeyBank National Association ............ 5.90         09/17/98     34,975,948
                     15,000,000  Northern Trust Company .................. 5.95         06/24/98     14,998,939
----------------------------------------------------------------------------------------------------------------
                                 Total Bank Notes --
                                 (Cost $144,984,637) .....................                          144,913,792
----------------------------------------------------------------------------------------------------------------
Bank Notes --        50,000,000  American Express Centurion Bank ......... 5.62         10/16/98     50,000,000
Variable             39,000,000  American Express Centurion Bank ......... 5.61         03/19/99     39,000,000
Rate -- 9.5%         60,000,000  BankBoston, N.A. ........................ 5.40         10/06/98     59,986,050
                     22,000,000  Bank of America N.T. & S.A. ............. 5.36         06/30/98     21,997,100
                     37,500,000  Comerica Bank, Detroit .................. 5.60         02/02/99     37,489,012
                     23,500,000  Comerica Bank, Detroit .................. 5.56         02/09/99     23,491,176
                     50,000,000  FCC National Bank, Wilmington ........... 5.41         05/08/98     49,999,626
                     15,000,000  First Bank System, Inc. ................. 5.80         10/21/98     15,012,465



                           Premier Institutional Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 1998


--------------------------------------------------------------------------------------------------------------
                                                                          Interest    Maturity       Value
                    Face Amount                                            Rate*        Date       (Note 1a)
--------------------------------------------------------------------------------------------------------------
Bank Notes --      $ 20,000,000  First Tennessee Bank N.A.,
Variable                          Memphis .............................. 5.51%        02/08/99   $ 19,993,960
Rate                 25,000,000  First Tennessee Bank N.A.,
(continued)                       Memphis .............................. 5.51         02/18/99     24,992,264
                     15,000,000  Huntington National Bank
                                  (Columbus) ........................... 5.55         01/20/99     14,994,684
                     15,000,000  Huntington National Bank
                                  (Columbus) ........................... 5.55         01/22/99     14,994,534
                     15,000,000  KeyBank National Association .......... 5.35         05/06/98     14,999,900
                     20,000,000  KeyBank National Association .......... 5.35         05/19/98     19,999,569
                     29,500,000  KeyBank National Association .......... 5.33         08/20/98     29,493,438
                     23,000,000  KeyBank National Association .......... 5.33         08/28/98     22,994,930
                    124,400,000  PNC Bank, N.A. ........................ 5.60         10/01/98    124,364,755
                     15,000,000  SouthTrust Bank, N.A. ................. 5.56         09/11/98     14,997,260
                     35,000,000  SouthTrust Bank, N.A. ................. 5.65         10/06/98     34,995,565
--------------------------------------------------------------------------------------------------------------
                                 Total Bank Notes -- Variable Rate
                                 (Cost $633,796,288) ...................                          633,796,288
--------------------------------------------------------------------------------------------------------------
Corporate            25,000,000  Abbey National Treasury Services
Notes -- 4.1%                     PLC .................................. 5.50         02/02/99     24,933,989
                     11,000,000  Bank of Scotland, Treasury Services
                                  PLC .................................. 5.95         06/18/98     10,999,308
                     25,000,000  Beta Finance Inc. ..................... 6.15         05/19/98     25,000,000
                     25,000,000  Beta Finance Inc. ..................... 6.00         06/25/98     25,000,000
                      6,869,217  Chase Manhattan Auto Owner Trust
                                  1998-A ............................... 5.55         03/12/99      6,866,470
                     20,700,156  Ford Credit Auto Owner Trust
                                  1998-A ............................... 5.55         02/16/99     20,696,016
                     23,250,000  General Motors Acceptance Corp. ....... 5.88         09/21/98     23,255,580
                     12,661,000  General Motors Acceptance Corp. ....... 7.75         01/15/99     12,820,402
                     10,000,000  IBM Credit Corp. ...................... 5.87         08/13/98     10,002,000
                     25,000,000  International Lease Finance Corp. ..... 5.50         01/15/99     24,937,000
                      5,000,000  International Lease Finance Corp. ..... 6.44         05/03/99      5,024,600
                      8,400,000  KFW International Finance Inc. ........ 9.38         07/15/98      8,457,876
                     15,154,033  Newcourt Receivables Asset Trust
                                  1997-1 ............................... 5.82         12/21/98     15,156,402
                     13,436,330  Premier Auto Trust 1998-1 ............. 5.55         11/06/98     13,437,378
                     14,810,677  Premier Auto Trust 1998-2 ............. 5.61         12/06/98     14,814,143



                           Premier Institutional Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 1998


------------------------------------------------------------------------------------------------------------
                                                                        Interest    Maturity       Value
                    Face Amount                                          Rate*        Date       (Note 1a)
------------------------------------------------------------------------------------------------------------
Corporate          $ 20,000,000  Republic Mase Australia Ltd. ........ 5.95%        06/30/98   $ 20,010,000
Notes                10,000,000  Shearson Lehman Brothers
(continued)                        Holdings Inc. ..................... 6.13         06/30/98     10,004,600
------------------------------------------------------------------------------------------------------------
                                 Total Corporate Notes
                                 (Cost $271,511,757) .................                          271,415,764
------------------------------------------------------------------------------------------------------------
Corporate            30,000,000  Abbey National Treasury Services
Notes --                          PLC ................................ 5.33         06/09/98     29,997,859
Variable             50,000,000  American Honda Finance Corp. ........ 5.62         04/08/99     49,982,500
Rate -- 13.7%
                     20,000,000  Bear Stearns Companies Inc. ......... 5.49         06/04/98     19,999,855
                     50,000,000  Bear Stearns Companies Inc. ......... 5.49         06/08/98     50,000,000
                     30,000,000  Bear Stearns Companies Inc. ......... 5.63         08/24/98     30,000,000
                     70,000,000  Bear Stearns Companies Inc. ......... 5.64         12/11/98     70,000,000
                     50,000,000  Bear Stearns Companies Inc. ......... 5.57         02/16/99     50,000,000
                     30,000,000  Bear Stearns Companies Inc. ......... 5.62         03/02/99     30,000,000
                     20,000,000  Chrysler Financial Corp. ............ 5.66         03/11/99     20,003,332
                     10,000,000  Chrysler Financial Corp. ............ 5.64         03/11/99     10,001,241
                      7,900,000  CIT Group Holdings Inc. ............. 5.58         08/17/98      7,897,969
                     27,700,000  CIT Group Holdings Inc. ............. 5.59         09/30/98     27,689,977
                     25,000,000  CIT Group Holdings Inc. ............. 5.56         04/19/99     24,985,844
                     20,000,000  Credit Suisse First Boston Inc. ..... 5.44         05/04/99     20,000,000
                     25,000,000  Ford Motor Credit Co. ............... 5.71         01/08/99     25,000,000
                     25,000,000  General Motors Acceptance Corp. ..... 5.46         05/15/98     25,000,415
                    100,000,000  General Motors Acceptance Corp. ..... 5.60         07/28/98     99,983,704
                     55,000,000  General Motors Acceptance Corp. ..... 5.55         02/24/99     54,995,740
                     22,000,000  General Motors Acceptance Corp. ..... 5.70         02/27/01     22,000,000
                     20,000,000  Goldman Sachs Group L.P. ............ 5.76         02/01/99     20,010,000
                     15,000,000  Goldman Sachs Group L.P. ............ 5.66         05/11/99     15,001,800
                     15,000,000  Lehman Brothers Holdings Inc. ....... 5.65         10/16/98     15,000,000
                     26,891,672  LABS Trust Series 1997-6 Senior
                                  Notes .............................. 5.66         10/21/98     26,891,673
                     50,000,000  Morgan (J.P.) & Co., Inc. ........... 5.58         02/24/99     49,984,176
                     40,000,000  Morgan Stanley, Dean Witter,
                                  Discover & Co. ..................... 5.62         10/26/98     40,000,000
                     25,000,000  Morgan Stanley, Dean Witter,
                                  Discover & Co. ..................... 5.62         11/20/98     25,000,000



                           Premier Institutional Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 1998

----------------------------------------------------------------------------------------------------------------
                                                                            Interest    Maturity       Value
                    Face Amount                                              Rate*        Date       (Note 1a)
----------------------------------------------------------------------------------------------------------------
Corporate          $ 25,000,000  Morgan Stanley, Dean Witter,
Notes --                          Discover & Co. ......................... 5.76%        12/10/98   $ 25,021,435
Variable             23,000,000  Morgan Stanley, Dean Witter,
Rate                              Discover & Co. ......................... 5.61         01/15/99     22,994,020
(continued)
--------------------------------------------------------------------------------------------------------------
                                 Total Corporate Notes -- Variable
                                 Rate (Cost $907,462,558) ................                          907,441,540
--------------------------------------------------------------------------------------------------------------
Master Notes --     280,000,000  Goldman Sachs Group L.P. ................ 5.58         05/29/98    280,000,000
Variable             15,000,000  Goldman Sachs Group L.P. ................ 5.53         01/08/99     15,000,000
Rate -- 9.8%         30,000,000  Jackson National Life Insurance Co. ..... 5.72         05/01/98     30,000,000
                    169,900,000  Morgan (J.P.) & Co., Inc. ............... 5.58         01/12/99    169,900,000
                    125,000,000  Lehman Brothers Holdings Inc. ........... 5.59         10/14/98    125,000,000
                     20,000,000  Travelers Insurance Company (The) ....... 5.72         01/21/99     20,000,000
                     10,000,000  Travelers Insurance Company (The) ....... 5.72         02/01/99     10,000,000
--------------------------------------------------------------------------------------------------------------
                                 Total Master Notes -- Variable
                                 Rate (Cost $649,900,000) ................                          649,900,000
--------------------------------------------------------------------------------------------------------------
Commercial           50,000,000  Apreco Inc. ............................. 5.53         06/08/98     49,708,139
Paper -- 21.8%       36,125,000  Banner Receivables Corp. ................ 5.83         05/01/98     36,125,000
                     25,351,000  Banner Receivables Corp. ................ 5.80         05/11/98     25,310,157
                     39,562,000  Banner Receivables Corp. ................ 5.62         05/29/98     39,389,070
                     30,000,000  Broadway Capital Corp. .................. 5.80         05/11/98     29,951,667
                     30,071,000  Broadway Capital Corp. .................. 5.63         05/13/98     30,014,567
                     13,800,000  Chrysler Financial Corp. ................ 5.55         05/22/98     13,755,322
                     59,500,000  Chrysler Financial Corp. ................ 5.56         05/26/98     59,270,264
                     25,700,000  CSW Credit Inc. ......................... 5.47         05/05/98     25,684,380
                    100,000,000  Countrywide Home Loans Inc. ............. 5.62         05/01/98    100,000,000
                     25,000,000  Credit Suisse First Boston Inc. ......... 5.48         05/07/98     24,977,167
                     50,000,000  Den Norske Bank ASA ..................... 5.52         07/07/98     49,483,542
                     29,000,000  FCTR, Inc. .............................. 5.55         05/12/98     28,950,821
                     21,000,000  FCTR, Inc. .............................. 5.55         05/27/98     20,915,825
                     42,550,000  Finova Capital Corp. .................... 5.48         05/21/98     42,420,459
                     45,000,000  Finova Capital Corp. .................... 5.54         06/04/98     44,764,550
                     15,000,000  Finova Capital Corp. .................... 5.53         06/18/98     14,889,400
                     25,000,000  Finova Capital Corp. .................... 5.53         06/23/98     24,796,465
                     25,000,000  Greenwich Funding Corp. ................. 5.48         05/07/98     24,977,167
                     21,375,000  Greenwich Funding Corp. ................. 5.50         07/15/98     21,127,852
                     15,000,000  Lehman Brothers Holdings Inc. ........... 5.47         05/05/98     14,990,883
                     30,000,000  Lehman Brothers Holdings Inc. ........... 5.50         05/14/98     29,940,417


                           Premier Institutional Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 1998

-------------------------------------------------------------------------------------------------------------
                                                                       Interest    Maturity        Value
                 Face Amount                                            Rate*        Date        (Note 1a)
-------------------------------------------------------------------------------------------------------------
Commercial       $25,000,000  Lehman Brothers Holdings Inc. ......... 5.50%        07/09/98   $   24,734,062
Paper             25,000,000  Lehman Brothers Holdings Inc. ......... 5.52         07/14/98       24,714,792
(continued)
                  80,551,000  Lexington Parker Capital Co., LLC ..... 5.56         05/12/98       80,414,153
                  23,965,000  Lexington Parker Capital Co., LLC ..... 5.47         05/21/98       23,892,173
                  76,338,000  Lexington Parker Capital Co., LLC ..... 5.56         06/05/98       75,925,351
                  30,000,000  Lexington Parker Capital Co., LLC ..... 5.50         07/22/98       29,620,750
                  42,938,000  Mont Blanc Capital Corp. .............. 5.56         05/06/98       42,904,842
                  25,000,000  Nomura Holding America Inc. ........... 5.78         05/14/98       24,947,819
                  25,000,000  Nomura Holding America Inc. ........... 5.78         05/15/98       24,943,805
                  25,000,000  Nomura Holding America Inc. ........... 5.77         05/29/98       24,887,805
                  25,000,000  Nomura Holding America Inc. ........... 5.75         06/05/98       24,860,243
                  65,831,000  Old Line Funding Corp. ................ 5.54         05/21/98       65,628,387
                  75,000,000  Salomon Smith Barney Holdings Inc.      5.55         05/04/98       74,965,312
                  50,000,000  Salomon Smith Barney Holdings Inc.      5.48         07/16/98       49,414,167
                  17,000,000  Three Rivers Funding Corp. ............ 5.53         05/11/98       16,973,886
                  50,000,000  Three Rivers Funding Corp. ............ 5.52         05/19/98       49,862,000
                  40,000,000  Twin Towers Inc. ...................... 5.49         07/10/98       39,568,333
--------------------------------------------------------------------------------------------------------------
                              Total Commercial Paper
                              (Cost $1,449,725,422) .................                          1,449,700,994
--------------------------------------------------------------------------------------------------------------



                           Premier Institutional Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 1998


---------------------------------------------------------------------------------------------------------------------
                                                                              Interest    Maturity        Value
                   Face Amount                                                 Rate*        Date        (Note 1a)
---------------------------------------------------------------------------------------------------------------------
Repurchase        $100,000,000   Fuji Securities Inc.,
Agreements**                      purchased on 04/30/98 .................... 5.58%       05/01/98    $  100,000,000
   -- 5.0%
                   150,000,000   Nikko Securities Co. International, Inc.,
                                  purchased on 04/30/98 .................... 5.58        05/01/98       150,000,000
                    75,000,000   Nomura Securities International, Inc.,
                                  purchased on 04/30/98 .................... 5.55        05/01/98        75,000,000
                     7,900,000   State Street Bank & Trust,
                                  purchased on 04/30/98 .................... 5.43        05/01/98         7,900,000
---------------------------------------------------------------------------------------------------------------------
                                 Total Repurchase Agreements
                                 (Cost $332,900,000) .......................                            332,900,000
---------------------------------------------------------------------------------------------------------------------
                                 Total Investments -- 100.7%
                                 (Cost $6,691,020,817) .....................                          6,690,070,829
---------------------------------------------------------------------------------------------------------------------
                                 Liabilities in Excess of Other
                                 Assets -- (0.7%) ..........................                            (45,548,196)
---------------------------------------------------------------------------------------------------------------------
                                 Net Assets -- Equivalent to $1.00
                                 Per Share on 6,645,472,621
                                 Shares of Beneficial Interest
                                 Outstanding -- 100.0% .....................                         $6,644,522,633
=====================================================================================================================

Note-Costs for federal income tax purposes are the same as those shown above. At April 30, 1998, net unrealized depreciation amounted to $949,988 and is comprised of $442,645 in appreciation and $1,392,633 in depreciation.


*Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at April 30, 1998. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

**Repurchase Agreements are fully collaterized by U.S. Government and Agency Obligations.



                           Premier Institutional Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Statement of Assets and Liabilities
April 30, 1998
--------------------------------------------------------------------------------

Assets:
Total investments at value (identified cost $6,691,020,817) (Note 1a)...............  $6,690,070,829
Cash ...............................................................................       4,538,703
Interest receivable ................................................................      49,709,450
Receivable for investments sold ....................................................       5,000,000
Prepaid expense ....................................................................         556,241
                                                                                      --------------
   Total assets ....................................................................   6,749,875,223
                                                                                      --------------
Liabilities:
Advisory fee payable (Note 2) ......................................................         819,955
Payable for investments purchased ..................................................     100,003,356
Dividends payable ..................................................................       4,453,390
Accrued expenses ...................................................................          75,889
                                                                                      --------------
   Total liabilities ...............................................................     105,352,590
                                                                                      --------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on 6,645,472,621 shares of beneficial interest outstanding) .......................  $6,644,522,633
                                                                                      ==============

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Statement of Operations
For the Year Ended April 30, 1998
--------------------------------------------------------------------------------

Investment Income:
Interest and discount earned (Note 1d) ..........................     $307,743,412
                                                                      ------------
Expenses:
Investment advisory fee (Note 2) ................................        8,073,755
Registration fees ...............................................          986,541
Accounting and custodian services ...............................          295,327
Legal and audit fees ............................................           61,933
Dividend and transfer agency fees ...............................           53,927
Trustees' fees (Note 5) .........................................           48,867
Amortization of organization expenses ...........................           43,298
Printing and shareholder reports ................................           40,483
Insurance .......................................................           14,010
Miscellaneous ...................................................            9,628
                                                                      ------------
     Total expense ..............................................        9,627,769
                                                                      ------------
     Net investment income ......................................      298,115,643
Realized and Unrealized Gain on Investments:
Net realized gain from investment transactions ......    $ 558,082
Net unrealized depreciation of investments ..........      (13,174)
                                                         ---------
   Net realized and unrealized gain from investments ............          544,908
                                                                      ------------
Net Increase in Net Assets Resulting From Operations ............     $298,660,551
                                                                      ============



                           Premier Institutional Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                       Statement of Changes in Net Assets

                                                                 Year           For the Period
                                                                 Ended         January 27, 1997*
                                                            April 30, 1998     to April 30, 1997
                                                           ----------------   ------------------
Increase in Net Assets:
Operations:
Net investment income ....................................  $  298,115,643     $   37,708,510
Net realized gain from investment transactions ...........         558,082            248,533
Net unrealized depreciation of investments ...............         (13,174)          (936,814)
                                                            --------------     --------------
Net increase in net assets resulting from operations .....     298,660,551         37,020,229
Total declared as dividends to shareholders (Note 4) .....    (298,673,725)       (37,957,043)
Capital share transactions (Note 3) ......................   3,821,339,552      2,824,033,069
                                                            --------------     --------------
Net increase in net assets ...............................   3,821,326,378      2,823,096,255
Net Assets:
Beginning of period (Note 3) .............................   2,823,196,255            100,000
                                                            --------------     --------------
End of period ............................................  $6,644,522,633     $2,823,196,255
                                                            ==============     ==============

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Financial Highlights
--------------------------------------------------------------------------------

                                                                            Year           For the Period
                                                                            Ended         January 27, 1997*
                                                                       April 30, 1998     to April 30, 1997
                                                                      ----------------   ------------------
Net Asset Value, beginning of period ..............................     $     1.00           $    1.00
Income from Investment Operations:
 Net investment income ............................................           .055                .014
Less Distributions:
 Dividends from net investment income .............................          (.055)              (.014)
                                                                        ----------          ------------
Net Asset Value, end of period ....................................     $     1.00           $    1.00
                                                                        ==========          ============
Total Return ......................................................           5.69%               1.40%(2)
Ratios/Supplemental Data:
 Net Assets, end of period (000) ..................................     $6,644,523          $2,823,196
 Ratio of expenses to average net assets (before waiver) ..........            .18%                .18%(1)
 Ratio of expenses to average net assets (after waiver) ...........             --                 .17%(1)
 Ratio of net investment income, including realized and unrealized
  gains and losses, to average net assets (before waiver) .........           5.55%               5.26%(1)
 Ratio of net investment income, including realized and unrealized
  gains and losses, to average net assets (after waiver) ..........             --                5.27%(1)

 * Commencement of operations
(1) On an annualized basis
(2) Cumulative total return


                           Premier Institutional Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements
--------------------------------------------------------------------------------


1. Significant Accounting Policies

Merrill Lynch Funds For Institutions Series (the "Trust") was organized as a Massachusetts business trust on May 7, 1987, and is registered under the Investment Company Act of 1940 as a diversified, open-end management company. On January 27, 1997, Merrill Lynch Premier Institutional Fund commenced operations as a separate series of the Trust. On February 18, 1994 Merrill Lynch Institutional Tax-Exempt Fund was reorganized as a separate series of the Trust. The Trust has a fiscal year end of April 30. The following is a summary of significant accounting policies consistently followed by the Trust in conformity with generally accepted accounting principles.

 (a) The value of the Premier Institutional, Institutional, Government and Treasury Fund portfolio securities is determined on the basis of fair value as determined in good faith by the Trustees of the Trust. In determining fair value, securities for which market quotations are readily available are valued at market value. Other securities, if any, are valued at their fair value in the best judgment of Fund Asset Management, L.P., ("FAM") under procedures established by, and under the supervision of, the Trustees. Securities with remaining maturities of 60 days or less are valued by use of the amortized cost method. Institutional Tax-Exempt Fund's portfolio securities are carried at amortized cost which approximates market value.

 For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is deemed to be the demand notice payment period.

 (b) It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

 (c) Realized gains and losses on investments are computed on the basis of identified cost of the security sold.

 (d) Security transactions are accounted for on the date the securities are purchased or sold (the trade date). Interest income (after adjustment for amortization of premium or accretion of discount) is recorded as earned.

 (e) Deferred organization expenses are amortized over a period not exceeding five years. Prepaid registration fees are charged to income as the related shares are sold.

 (f) Repurchase agreements--The Premier Institutional Fund, the Institutional Fund and the Government Fund invest in U.S. Government & Agency securities pursuant to repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks to market such securities daily and, if necessary, receives additional securities to ensure that the contract is adequately collateralized.


 (g) During the year ended April 30, 1998, Merrill Lynch Institutional Tax-Exempt Fund reclassified amounts to reflect a decrease of $8,254 in both accumulated capital losses and undistributed net investment income as a result of a permanent difference arising from different treatments of market discount for book and tax purposes.


2. Investment Advisory Fees and Other
Transactions with Affiliates

Fund Asset Management, L.P., a subsidiary of Merrill Lynch & Co., Inc., provides investment advisory and corporate administrative services to the Trust for a fee, subject to certain limitations, at the following annual rates:

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements -- Continued
--------------------------------------------------------------------------------


                                Percentage of Average Daily Net Assets
                               ------------------------------------------
Premier Institutional           .15%
Fund .......................
Institutional Fund .........    .40% up to and including $250,000,000
                               plus .375% over $250,000,000 up to and
                                including $500,000,000
                               plus .35% over $500,000,000 up to and
                                including $750,000,000
                               plus .325% over $750,000,000
Government Fund
and Treasury Fund               .35% up to and including $500,000,000
                               plus .335% over $500,000,000 up to and
                                including $750,000,000
                               plus .32% over $750,000,000 up to and
                                including $1,000,000,000
                               plus .30% over $1,000,000,000
Institutional
Tax-Exempt Fund                 .45% up to and including $1,500,000,000
                               plus .425% over $1,500,000,000 up to and
                                including $2,000,000,000
                               plus .40% over $2,000,000,000

FAM has agreed to waive a portion of its advisory fees for the Institutional, Government, Treasury and Tax-Exempt Funds. The effective fee payable to FAM will be at the annual rate of 0.20% of each Fund's average daily net assets. FAM may discontinue waiver of the fee in whole or in part at any time without notice.

 For the year ended April 30, 1998, FAM waived a portion of its fees amounting to $8,619,014 for the Institutional Fund, $2,369,204 for the Government Fund, $974,269 for the Treasury Fund and $3,810,001 for the Institutional Tax-Exempt Fund.

 All officers and certain trustees of the Trust are affiliated with Merrill Lynch & Co., Inc.


3. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest in the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund ($.01 par value) and Institutional Tax-Exempt Fund ($.10 par value) of a single class. At April 30, 1998, capital paid-in aggregated $6,645,472,621 for Premier Institutional Fund, $7,373,694,806 for Institutional Fund, $2,114,794,326 for Government Fund, $758,257,032 for Treasury Fund and $1,804,571,031 for Institutional Tax-Exempt Fund. Transactions in shares at a constant net asset value of $1.00 per share were as follows:


                                             Year Ended         Period Ended
                                              April 30,          April 30,
Premier Institutional Fund                      1998                1997
---------------------------------------   ----------------   -----------------
Shares sold ...........................   80,884,136,647     12,237,737,259
Shares issued to shareholders
 in reinvestment of dividends .........      239,118,722         32,118,561
                                          --------------     --------------
  Total ...............................   81,123,255,369     12,269,855,820
Shares redeemed .......................   77,301,915,817      9,445,822,751
                                          --------------     --------------
  Net increase ........................    3,821,339,552      2,824,033,069
                                          ==============     ==============

 Prior to January 27, 1997 (commencement of operations) there were 100,000 shares of beneficial interest outstanding which were owned by FAM.



                                                   Year Ended April 30,
                                          --------------------------------------
Institutional Fund                              1998                 1997
---------------------------------------   ----------------   -------------------
Shares sold ...........................   42,976,137,621     67,124,483,921
Shares issued to shareholders
 in reinvestment of dividends .........      314,438,784        323,268,144
                                          --------------     --------------
  Total ...............................   43,290,576,405     67,447,752,065
Shares redeemed .......................   42,118,189,627     68,867,606,220
                                          --------------     --------------
  Net increase (decrease) .............    1,172,386,778     (1,419,854,155)
                                          ==============     ==============


                                                  Year Ended April 30,
                                          ------------------------------------
Government Fund                                 1998                1997
---------------------------------------   ----------------   -----------------
Shares sold ...........................   11,216,903,849     13,658,666,165
Shares issued to shareholders
 in reinvestment of dividends .........      100,120,146         92,067,429
                                          --------------     --------------
  Total ...............................   11,317,023,995     13,750,733,594
Shares redeemed .......................   11,220,047,484     13,376,732,157
                                          --------------     --------------
  Net increase ........................       96,976,511        374,001,437
                                          ==============     ==============


                                                 Year Ended April 30,
                                          -----------------------------------
Treasury Fund                                   1998               1997
---------------------------------------   ----------------   ----------------
Shares sold ...........................   4,496,611,001      3,277,418,270
Shares issued to shareholders
 in reinvestment of dividends .........      31,614,356         27,446,045
                                          -------------      -------------
  Total ...............................   4,528,225,357      3,304,864,315
Shares redeemed .......................   4,381,758,509      3,207,207,792
                                          -------------      -------------
  Net increase ........................     146,466,848         97,656,523
                                          =============      =============

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements -- Continued
--------------------------------------------------------------------------------

                                             Year Ended April 30,
                                      ----------------------------------
Institutional
Tax-Exempt Fund                             1998              1997
-----------------------------------   ---------------   ----------------
Shares sold .......................   9,422,006,794     5,129,231,992
Shares issued to shareholders
 in reinvestment of dividends .....      50,969,555        26,648,229
                                      -------------     -------------
  Total ...........................   9,472,976,349     5,155,880,221
Shares redeemed ...................   8,672,182,936     4,819,426,973
                                      -------------     -------------
  Net increase ....................     800,793,413       336,453,248
                                      =============     =============

4. Distributions

The Funds declare dividends daily, pay dividends monthly and automatically reinvest such dividends in additional Fund shares at net asset value, unless shareholders request payment in cash. Dividends for the Premier Institutional, Institutional, Government and Treasury Funds are declared from the total of net investment income, plus or minus realized gains or losses, if any, on investments.

 Dividends for the Institutional Tax-Exempt Fund are declared from net investment incomeexcluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually, after deducting prior years' loss carryovers. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

 At April 30, 1998, the Institutional Tax-Exempt Fund had net capital loss carryovers of $248,451 of which $90,891 expire in the year 2001, $17,520 expire in 2002 and $140,040 expire in 2003.

5. Trustees' Fees

Each Trustee who is not affiliated with the Trust or its adviser is paid an annual fee of $30,000 by the Trust. Trustees' fees are allocated among the five series of the Trust based on the net assets under management.

STATEMENT OF ADDITIONAL INFORMATION
-----------------------------------

                       Merrill Lynch Institutional Fund
                of Merrill Lynch Funds For Institutions Series


               One Financial Center, Boston, Massachusetts 02111


     For general information and purchases call 617-357-1460 or toll free 800-225-1576


     Merrill Lynch Institutional Fund is a no-load money fund whose objectives are maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term "money market" instruments. The Institutional Fund is designed primarily for institutions as an economical and convenient means for the investment of short-term funds. The Institutional Fund is a separate series of Merrill Lynch Funds For Institutions Series (the "Trust"), a diversified, open-end management investment company.

     The Statement of Additional Information of the Institutional Fund is not a prospectus and should be read in conjunction with the Prospectus of the Institutional Fund (the "Prospectus") which has been filed with the Securities and Exchange Commission and is available upon oral or written request without charge. Copies of the Prospectus can be obtained by calling or by writing the Institutional Fund at the above telephone number or address. This Statement of Additional Information has been incorporated by reference into the Prospectus.


                               TABLE OF CONTENTS




                                                                             Page
                                                                            -----
     Investment Objectives and Policies ...................................    2
     Independent Auditors' Report .........................................    5
     Audited Financial Statements for the Fiscal Year Ended April 30, 1998     6
     Appendix A:
      Management of the Trust .............................................  A-1
      Investment Advisory and Other Services ..............................  A-4
      Portfolio Transactions ..............................................  A-7
      Net Asset Value .....................................................  A-8
      Dividends ...........................................................  A-9
      Taxes ...............................................................  A-11
       Federal ............................................................  A-11
       Massachusetts Income Tax ...........................................  A-13
       Other Taxes ........................................................  A-13
      Distributor .........................................................  A-13
      Yield Information ...................................................  A-14
      General Information .................................................  A-15



     The date of this Statement of Additional Information and the Prospectus is June 11, 1998.

                      INVESTMENT OBJECTIVES AND POLICIES

     Reference is made to "The Institutional Fund and Its Objectives" in the Prospectus for a discussion of the investment objectives and policies of the Institutional Fund.

     All investments of the Institutional Fund will be in securities with remaining maturities of up to 762 days (25 months) in the case of government securities and 397 days (13 months) in the case of all other securities. The dollar weighted average maturity of the Institutional Fund's portfolio will be 90 days or less.

     The Institutional Fund may invest in obligations issued by U.S. banks, foreign branches or subsidiaries of U.S. banks or U.S. or foreign branches or subsidiaries of foreign banks. Investment in obligations of foreign branches or subsidiaries of U.S. banks or of foreign banks may involve different risks from the risks of investing in obligations of U.S. banks. Such risks include adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the payment of principal and interest. Generally, the issuers of such obligations are subject to fewer U.S. regulatory requirements than are applicable to U.S. banks. Foreign branches or subsidiaries of U.S. banks and foreign banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the state in which they are located. There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank or a foreign bank than about a U.S. bank, and such branches or subsidiaries may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. banks. Evidence of ownership of obligations of foreign branches or subsidiaries of U.S. banks or of foreign banks may be held outside of the United States and the Institutional Fund may be subject to the risks associated with the holding of such property overseas. Any such obligations of the Institutional Fund held overseas will be held by foreign branches of the custodian for the Institutional Fund's portfolio securities or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act of 1940.

     Fund Asset Management, L.P. ("FAM") will consider the above factors in making investments in such obligations and will not knowingly purchase obligations which, at the time of purchase, are subject to exchange controls or withholding taxes. Generally, the Institutional Fund will limit its investments in obligations of U.S. branches or subsidiaries of foreign banks to obligations of banks organized in Canada, France, Germany, Japan, the Netherlands, Switzerland, the United Kingdom and other industrialized nations.

     The Institutional Fund will only invest in short-term obligations (including short-term promissory notes issued by corporations, partnerships, trusts and other entities, whether or not secured) that (1) have been rated in the highest rating category for short-term debt obligations by at least two nationally recognized statistical rating organizations ("NRSRO"); (2) have been rated in the highest rating category by a single NRSRO if only one NRSRO has rated the security; (3) have been issued by an issuer rated in the highest rating category by an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the investment; or (4) if not rated, will be of comparable quality as determined by the Trustees of the Trust. Currently there are six NRSROs: Duff & Phelps Credit Ratings Co., Fitch Investors Services, Inc., IBCA Limited and its affiliate IBCA Inc., Moody's Investors Service, Inc., Standard & Poor's Ratings Group and Thomson Bankwatch, Inc. See the section of the Prospectus captioned "Additional Information-Commercial Paper, Bank Money Instrument and Bond Ratings."

     The Institutional Fund may also invest in U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable


                               Institutional Fund
to investments in comparable obligations of domestic issuers. Investments in foreign entities in general involve the same risks as those described in connection with investments in Eurodollar and Yankeedollar obligations.

     As described in the Prospectus, the Institutional Fund may invest in participations in, or bonds and notes backed by, pools of mortgages, or credit card, automobile or other types of receivables, with remaining maturities of no more than 397 days (13 months). These structured financings will be supported by sufficient collateral and other credit enhancements, including letters of credit, insurance, reserve funds and guarantees by third parties, to enable such instruments to obtain the requisite quality rating by a nationally recognized statistical rating organization, as described above.

     Variable amount master notes, described in the Prospectus, permit a series of short-term borrowings under a single note. The lender has the right to increase the amount under the note at any time up to the full amount provided by the note agreement. In addition the lender has the right to reduce the amount of outstanding indebtedness.

     Forward or firm commitments for the purchase or sale of securities may be entered into by the Institutional Fund as described in the Prospectus. The purchase of the underlying securities will be recorded on the date the Institutional Fund enters into the commitment and the value of the security will thereafter be reflected in the calculation of the Institutional Fund's net asset value. A separate account of the Institutional Fund will be established with State Street Bank and Trust Company, the Institutional Fund's custodian, consisting of cash or other liquid securities having a market value at all times until the delivery at least equal to the amount of the forward purchase commitment. As stated in the Prospectus, the Institutional Fund may dispose of a commitment prior to settlement. Risks relating to these trading practices are briefly described in the Prospectus.


     In addition to the investment restrictions set forth in the Prospectus, the Institutional Fund has adopted the following investment restrictions, none of which may be changed without the approval of a majority of the Institutional Fund's outstanding shares, which for this purpose means the vote of (i) 67% or more of the Institutional Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Institutional Fund are present or represented by proxy, or (ii) more than 50% of the Institutional Fund's outstanding shares, whichever is less. The Institutional Fund may not:

     (1) Purchase common stocks or other voting securities, preferred stocks, warrants, other equity securities, securities with legal or contractual restrictions on resale, state bonds or municipal bonds (for purposes of this restriction, instruments, such as variable amount master notes or funding agreements, which permit the Fund to resell the instruments to the issuer (or another creditworthy party) or to require repayment of the instrument by the issuer upon notice will not be considered to have legal or contractual restrictions on resale).

     (2) Make loans, except through the purchase of debt obligations in accordance with the Institutional Fund's investment objective and policies.


     (3) Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 10% of the value of the Institutional Fund's net assets, taken at cost, at the time the borrowing is made. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests if they should occur and is not for investment purposes. (As a matter of operating policy, the Institutional Fund will not purchase securities when outstanding borrowings exceed 5% of the Institutional Fund's asset value.)

     (4) Mortgage, pledge or hypothecate any assets except in an amount of up to 15% of the value of the Institutional Fund's net assets, taken at cost, but only to secure borrowings for extraordinary or emergency purposes.



                               Institutional Fund

     (5) Purchase or sell real estate, real estate investment trust securities, commodities, commodity contracts or oil and gas interests.

     (6) Acquire securities of other investment companies.

     (7) Act as an underwriter of securities.

     (8) Purchase securities or margin, make short sales of securities or maintain a short position.

     As a matter of operating policy, the Trustees of the Trust have determined that the Institutional Fund will not write put or call options.

     For purposes of the 25% limitation on investment or securities of issuers in a particular industry, neither all utility companies (including telephone companies) as a group nor all finance companies as a group will be considered a single industry.



                               Institutional Fund

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Trustees and Shareholders of

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Merrill Lynch Funds For Institutions Series (the "Trust"), consisting of Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund, Merrill Lynch Government Fund, Merrill Lynch Treasury Fund, and Merrill Lynch Institutional Tax-Exempt Fund (the "Funds"), as of April 30, 1998, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at April 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the respective Funds of Merrill Lynch Funds For Institutions Series at April 30, 1998, the results of their operations, the changes in their net assets, and their financial highlights for each of the respective periods presented in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 28, 1998

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments
April 30, 1998

-----------------------------------------------------------------------------------------------------------------
                                                                            Interest     Maturity       Value
                      Face Amount                                             Rate*        Date       (Note 1a)
-----------------------------------------------------------------------------------------------------------------
U.S.                 $  5,000,000  U.S. Treasury Notes ................... 5.75%         09/30/99   $  5,003,906
Government &            5,000,000  U.S. Treasury Notes ................... 5.63          10/31/99      4,993,750
Agency                 10,000,000  U.S. Treasury Notes ................... 5.63          12/31/99      9,985,938
Issues -- 5.6%         20,000,000  U.S. Treasury Notes ................... 5.38          01/31/00     19,887,500
                       10,000,000  Federal Home Loan Banks ............... 6.15          07/09/99     10,034,740
                       20,000,000  Federal Home Loan Banks ............... 5.99          08/11/99     20,037,780
                       25,000,000  Federal Home Loan Banks ............... 5.86          01/20/00     25,023,500
                       10,000,000  Federal Home Loan Banks ............... 5.75          03/16/00      9,990,000
                       20,000,000  Federal Home Loan Banks ............... 5.87          03/17/00     20,021,000
                       10,000,000  Federal Home Loan Mortgage Corp........ 6.10          09/10/99     10,035,520
                       17,300,000  Federal Home Loan Mortgage Corp........ 5.98          11/10/99     17,346,848
                       15,000,000  Federal Home Loan Mortgage Corp........ 5.98          11/24/99     15,030,000
                       25,000,000  Federal Home Loan Mortgage Corp........ 5.61          03/12/99     24,968,900
                       15,000,000  Federal National Mortgage Assoc. ...... 5.95          08/05/99     15,020,025
                        8,000,000  Federal National Mortgage Assoc. ...... 5.88          08/10/99      8,004,336
                       10,000,000  Federal National Mortgage Assoc. ...... 5.98          09/23/99     10,021,850
                       15,000,000  Federal National Mortgage Assoc. ...... 5.72          08/28/98     14,999,985
                       20,550,000  Student Loan Marketing Assoc. ......... 6.00          12/16/99     20,617,815
                       50,000,000  Federal National Mortgage Assoc. D/N    5.28          05/28/98     49,802,000
                       25,000,000  Federal National Mortgage Assoc. D/N    5.46          07/06/98     24,750,667
                       38,000,000  Federal National Mortgage Assoc. D/N    5.22          02/26/99     36,281,123
                       25,000,000  Federal National Mortgage Assoc. D/N    5.27          04/09/99     23,720,896
                       17,000,000  International Bank for Reconstruction
                                    & Development D/N .................... 5.18          05/15/98     16,965,754
-----------------------------------------------------------------------------------------------------------------
                                   Total U.S. Government & Agency
                                   Issues (Cost $412,428,191) ............                           412,543,833
-----------------------------------------------------------------------------------------------------------------
U.S.                   60,300,000  Federal Home Loan Banks ............... 5.54          10/20/98     60,291,731
Government             75,000,000  Federal Home Loan Banks ............... 5.51          03/26/99     74,966,199
Agency                 50,000,000  Federal Home Loan Banks ............... 5.51          04/01/99     49,977,055
Issues --              56,000,000  Federal National Mortgage Assoc. ...... 5.54          10/20/98     55,988,494
Variable               50,000,000  Federal National Mortgage Assoc. ...... 5.60          11/03/98     49,982,164
Rate -- 10.2%          75,000,000  Federal National Mortgage Assoc. ...... 5.46          01/21/99     74,972,774
                      100,000,000  Federal National Mortgage Assoc. ...... 5.46          03/03/99     99,962,274
                       50,000,000  Federal National Mortgage Assoc. ...... 5.54          04/09/99     49,976,507
                       40,000,000  Federal National Mortgage Assoc. ...... 5.32          09/22/99     39,901,378
                       44,000,000  Federal National Mortgage Assoc. ...... 5.57          10/27/99     43,969,146


                               Institutional Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments -- Continued
April 30, 1998

---------------------------------------------------------------------------------------------------------------
                                                                          Interest    Maturity       Value
                     Face Amount                                           Rate*        Date       (Note 1a)
---------------------------------------------------------------------------------------------------------------
U.S.                 $59,000,000  Student Loan Marketing Assoc. ........ 5.26%       08/20/98    $ 58,986,726
Government            55,000,000  Student Loan Marketing Assoc. ........ 5.47        01/12/00      54,982,777
Agency                40,000,000  Student Loan Marketing Assoc. ........ 5.54        02/02/00      39,983,115
Issues --
Variable
Rate
(continued)
-----------------------------------------------------------------------------------------------------------------
                                  Total U.S. Government Agency
                                  Issues -- Variable Rate
                                  (Cost $753,940,340) ..................                          753,940,340
-----------------------------------------------------------------------------------------------------------------
Certificates of       25,000,000  Bank of America N.T. & S.A. .......... 5.60        01/12/99      24,949,062
Deposit -- 2.8%       35,000,000  Chase Manhattan Bank ................. 5.87        07/21/98      35,000,546
                      30,000,000  Morgan Guaranty Trust Co. of NY ...... 5.80        07/28/98      29,996,389
                      40,000,000  Morgan Guaranty Trust Co. of NY ...... 5.77        10/07/98      39,981,411
                      25,000,000  Morgan Guaranty Trust Co. of NY ...... 5.55        02/02/99      24,935,751
                      50,000,000  World Savings Bank, FSB .............. 5.59        05/06/98      50,000,063
-----------------------------------------------------------------------------------------------------------------
                                  Total Certificates of Deposit
                                  (Cost $204,975,337) ..................                          204,863,222
-----------------------------------------------------------------------------------------------------------------
Euro                  20,000,000  Bank of Scotland, London ............. 5.93        09/17/98      20,004,481
Certificates of       55,000,000  Barclays Bank PLC, London ............ 6.09        06/12/98      55,008,174
Deposit -- 2.1%       25,000,000  Bayerische Hypotheken-und
                                   Wechsel-Bank AG ..................... 5.66        04/07/99      24,941,182
                      55,000,000  Westdeutsche Landesbank
                                   Girozentrale, London ................ 5.83        08/03/98      54,994,556
-----------------------------------------------------------------------------------------------------------------
                                  Total Euro Certificates of Deposit
                                  (Cost $155,010,944) ..................                          154,948,393
-----------------------------------------------------------------------------------------------------------------
Yankee                60,000,000  ABN-AMRO Bank N.V., NY ............... 5.77        07/27/98      59,988,367
Certificates of       25,000,000  ABN-AMRO Bank N.V., NY ............... 5.77        07/28/98      24,995,260
Deposit -- 9.7%       30,000,000  ABN-AMRO Bank N.V., NY ............... 5.85        08/07/98      29,998,887
                      10,000,000  Barclays Bank PLC, NY ................ 5.94        06/30/98      10,000,614
                      20,000,000  Barclays Bank PLC, NY ................ 5.72        10/09/98      19,986,108
                      35,000,000  Barclays Bank PLC, NY ................ 5.94        10/23/98      35,011,857
                      25,000,000  Barclays Bank PLC, NY ................ 5.71        04/16/99      24,949,652
                      35,000,000  Canadian Imperial Bank of
                                   Commerce, NY ........................ 5.79        10/06/98      34,986,597
                      78,000,000  Canadian Imperial Bank of
                                   Commerce, NY ........................ 5.55        02/10/99      77,786,327



                               Institutional Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments -- Continued
April 30, 1998


-------------------------------------------------------------------------------------------------------------------
                                                                               Interest    Maturity       Value
                       Face Amount                                              Rate*        Date       (Note 1a)
-------------------------------------------------------------------------------------------------------------------
Yankee                $ 50,000,000  Canadian Imperial Bank of
Certificates of                      Commerce, NY ........................... 5.74%        04/01/99   $ 49,912,559
Deposit                 69,000,000  Credit Suisse First Boston Inc., NY ..... 5.74         01/07/99     68,918,808
(continued)             25,000,000  Credit Suisse First Boston Inc., NY ..... 5.60         01/29/99     24,946,769
                        50,000,000  Credit Suisse First Boston Inc., NY ..... 5.72         03/29/99     49,814,737
                        20,000,000  Deutsche Bank AG, NY .................... 5.90         08/17/98     20,002,446
                        50,000,000  Deutsche Bank AG, NY .................... 5.62         02/26/99     49,889,052
                        25,000,000  Deutsche Bank AG, NY .................... 5.70         03/30/99     24,957,298
                        25,000,000  Deutsche Bank AG, NY .................... 5.73         04/15/99     24,955,289
                        20,000,000  Landesbank Hessen-Thuringen
                                     Girozentrale, NY ....................... 6.00         06/09/98     19,998,979
                        25,000,000  Norddeutsche Landesbank
                                     Girozentrale, NY ....................... 5.72         04/16/99     24,953,091
                        15,000,000  Swiss Bank Corporation, NY .............. 5.86         07/17/98     14,999,920
                        25,000,000  Westeutsche Landesbank
                                     Girozentrale, NY ....................... 5.78         07/31/98     24,995,865
-----------------------------------------------------------------------------------------------------------------
                                    Total Yankee Certificates of
                                    Deposit (Cost $716,824,981) .............                          716,048,482
-----------------------------------------------------------------------------------------------------------------
Yankee                  35,000,000  Credit Suisse First Boston Inc., NY ..... 5.71         12/11/98     35,000,000
Certificates of         80,000,000  Norddeutsche Landesbank
Deposit --                            Girozentrale, NY ....................... 5.59         02/02/99     79,970,700
Variable                35,000,000  Royal Bank of Canada, Canada ............ 5.37         06/30/98     34,995,554
Rate -- 2.0%
-----------------------------------------------------------------------------------------------------------------
                                    Total Yankee Certificates of
                                    Deposit -- Variable Rate
                                    (Cost $149,966,254) .....................                          149,966,254
-----------------------------------------------------------------------------------------------------------------
Time                   200,000,000  SunTrust Bank, Atlanta .................. 5.50         05/01/98    200,000,000
Deposits -- 2.7%
-----------------------------------------------------------------------------------------------------------------
                                    Total Time Deposits
                                    (Cost $200,000,000) .....................                          200,000,000
-----------------------------------------------------------------------------------------------------------------
Bank                    26,000,000  Bank of America N.T. & S.A. ............. 5.93         06/24/98     25,997,059
Notes -- 4.9%           15,000,000  FCC National Bank, Wilmington ........... 5.70         01/07/99     14,965,969
                        25,000,000  First National Bank of Chicago .......... 6.02         06/11/98     24,998,927
                        25,000,000  First National Bank of Chicago .......... 5.89         08/26/98     24,981,605
                        10,000,000  First National Bank of Chicago .......... 5.87         08/28/98      9,992,119
                        30,000,000  First National Bank of Chicago .......... 5.63         03/16/99     29,903,848
                        20,000,000  First Tennessee Bank, N.A. .............. 6.10         05/15/98     19,999,955



                               Institutional Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments -- Continued
April 30, 1998


---------------------------------------------------------------------------------------------------------------
                                                                           Interest    Maturity       Value
                    Face Amount                                             Rate*        Date       (Note 1a)
---------------------------------------------------------------------------------------------------------------
Bank Notes         $ 23,000,000  First Tennessee Bank, N.A. ............. 5.75%        01/22/99   $ 22,954,000
(continued)           5,000,000  First Tennessee Bank, N.A. ............. 5.82         04/30/99      4,991,847
                     50,000,000  Fleet National Bank, RI ................ 5.57         03/19/99     49,976,322
                     25,000,000  Huntington National Bank (Columbus)      5.60         01/29/99     24,926,309
                     21,800,000  Lasalle National Bank, Chicago ......... 5.75         10/08/98     21,803,887
                     20,000,000  Lasalle National Bank, Chicago ......... 5.55         02/22/99     19,872,807
                     25,000,000  National City Bank, Indiana ............ 5.57         02/05/99     24,990,743
                     25,000,000  National City Bank, Kentucky ........... 5.55         01/20/99     24,990,959
                     15,000,000  Northern Trust Company ................. 5.95         06/24/98     14,998,939
-----------------------------------------------------------------------------------------------------------------
                                 Total Bank Notes
                                 (Cost $360,711,718) ....................                          360,345,295
-----------------------------------------------------------------------------------------------------------------
Bank Notes --        38,000,000  Bank of America N.T. & S.A. ............ 5.36         06/30/98     37,994,990
Variable             40,000,000  Comerica Bank, Detroit ................. 5.60         02/02/99     39,988,280
Rate -- 8.4%         29,000,000  Comerica Bank, Detroit ................. 5.56         02/09/99     28,989,110
                     66,000,000  FCC National Bank ...................... 5.55         02/23/99     65,963,358
                     34,000,000  First National Bank of Chicago ......... 5.55         02/23/99     33,981,124
                     25,000,000  First Tennessee Bank N.A., Memphis       5.51         02/18/99     24,992,264
                     16,000,000  Huntington National Bank (Columbus)      5.55         01/20/99     15,994,329
                     40,000,000  Huntington National Bank (Columbus)      5.55         01/22/99     39,985,425
                     26,000,000  KeyBank National Association ........... 5.35         05/06/98     25,999,827
                     40,000,000  KeyBank National Association ........... 5.35         05/19/98     39,999,138
                     44,400,000  KeyBank National Association ........... 5.33         08/20/98     44,390,124
                     50,000,000  KeyBank National Association ........... 5.33         08/28/98     49,988,979
                    137,000,000  PNC Bank, Pittsburgh, NA ............... 5.60         10/01/98    136,961,185
                     35,000,000  SouthTrust Bank, Alabama, N.A. ......... 5.54         04/21/99     34,983,320
-----------------------------------------------------------------------------------------------------------------
                                 Total Bank Notes -- Variable Rate
                                 (Cost $620,211,453) ....................                          620,211,453
-----------------------------------------------------------------------------------------------------------------
Corporate             6,869,217  Chase Manhattan Auto Owner Trust
Notes -- 1.8%                     1998-A ................................ 5.55         03/12/99      6,866,470
                     28,832,360  Ford Credit Auto Owner Trust
                                  1998-A ................................ 5.55         02/16/99     28,826,594
                     13,382,782  Newcourt Receivables Asset Trust
                                  1997-1 ................................ 5.82         12/21/98     13,384,875
                     12,747,287  Premier Auto Trust 1998-1 .............. 5.55         11/06/98     12,748,282
                     16,255,623  Premier Auto Trust 1998-2 .............. 5.61         12/06/98     16,259,427
                     50,000,000  Republic Mase Australia Ltd. ........... 5.95         06/30/98     50,025,000
-----------------------------------------------------------------------------------------------------------------
                                 Total Corporate Notes
                                 (Cost $128,088,041) ....................                          128,110,648
-----------------------------------------------------------------------------------------------------------------


                               Institutional Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments -- Continued
April 30, 1998

-----------------------------------------------------------------------------------------------------------------
                                                                             Interest    Maturity       Value
                    Face Amount                                               Rate*        Date       (Note 1a)
-----------------------------------------------------------------------------------------------------------------
Corporate          $100,000,000   Abbey National Treasury Services PLC      5.33%        06/09/98   $ 99,992,864
Notes                78,000,000   Chase Manhattan Corp. ................... 5.60         03/25/99     77,993,124
Variable             12,500,000   CIT Group Holdings Inc. ................. 5.58         08/17/98     12,496,786
Rate -- 7.2%         17,500,000   CIT Group Holdings Inc. ................. 5.57         03/22/99     17,492,397
                     50,000,000   CIT Group Holdings Inc. ................. 5.56         04/19/99     49,971,688
                     25,000,000   Ford Motor Credit Co. ................... 5.71         01/08/99     25,000,000
                     19,000,000   General Motors Acceptance Corp. ......... 5.70         02/27/01     19,000,000
                     17,000,000   Goldman Sachs Group L.P. ................ 5.66         05/11/99     17,002,040
                     25,000,000   Lehman Brothers Holdings Inc. ........... 5.65         10/16/98     25,000,000
                     30,477,229   LABS Trust Series 1997-6 Senior
                                   Notes .................................. 5.66         10/21/98     30,477,229
                     29,092,208   LABS Trust Series 1997-7 Senior
                                   Notes .................................. 5.66         12/22/98     29,092,208
                     25,000,000   Morgan Stanley, Dean Witter,
                                   Discover & Co. ......................... 5.66         11/20/98     25,000,000
                     52,000,000   Morgan Stanley, Dean Witter,
                                   Discover & Co. ......................... 5.62         12/24/98     52,000,000
                     24,000,000   Morgan Stanley, Dean Witter,
                                   Discover & Co. ......................... 5.84         02/05/99     24,043,451
                     25,000,000   Republic Mase Australia Ltd. ............ 5.49         02/17/99     24,988,440
-----------------------------------------------------------------------------------------------------------------
                                  Total Corporate Notes -- Variable
                                  Rate (Cost $529,548,187) ................                          529,550,227
-----------------------------------------------------------------------------------------------------------------
Master Notes --     300,000,000   Goldman Sachs Group L.P. ................ 5.58         05/29/98    300,000,000
Variable             20,000,000   Goldman Sachs Group L.P. ................ 5.53         01/08/99     20,000,000
Rate -- 8.5%        181,000,000   Morgan (J.P.) & Co., Inc. ............... 5.58         01/12/99    181,000,000
                    125,000,000   Lehman Brothers Holdings Inc. ........... 5.59         10/14/98    125,000,000
-----------------------------------------------------------------------------------------------------------------
                                  Total Master Notes -- Variable
                                  Rate (Cost $626,000,000) ................                          626,000,000
-----------------------------------------------------------------------------------------------------------------
Commercial           83,673,000   Alpine Securitization Corp. ............. 5.53         05/14/98     83,505,910
Paper -- 30.9%       11,000,000   American Honda Finance Corp. ............ 5.52         05/11/98     10,983,133
                     39,000,000   American Honda Finance Corp. ............ 5.52         05/21/98     38,880,400
                     25,000,000   Apreco Inc. ............................. 5.49         05/14/98     24,950,438
                     50,000,000   Apreco Inc. ............................. 5.53         06/04/98     49,738,861
                     50,000,000   Atlantic Asset Securitization Corp. ..... 5.53         05/18/98     49,869,431
                     15,400,000   Chrysler Financial Corp. ................ 5.55         05/22/98     15,350,143
                     25,000,000   Corporate Receivables Corp. ............. 5.47         05/20/98     24,927,826
                    100,000,000   Countrywide Home Loans, Inc. ............ 5.57         05/27/98     99,597,722
                     24,000,000   Credit Suisse First Boston Inc. ......... 5.51         07/14/98     23,726,200



                               Institutional Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments -- Continued
April 30, 1998

-----------------------------------------------------------------------------------------------------------
                                                                       Interest    Maturity       Value
                 Face Amount                                            Rate*        Date       (Note 1a)
-----------------------------------------------------------------------------------------------------------
Commercial       $35,000,000  Daimler-Benz North America Corp. ...... 5.51%       07/06/98    $34,643,875
Paper             50,000,000  Den Norske Bank ASA ................... 5.51        07/02/98     49,522,083
(continued)       83,000,000  Diageo Capital PLC .................... 5.52        06/30/98     82,232,250
                  25,000,000  Finova Capital Corp. .................. 5.60        05/04/98     24,988,333
                  50,000,000  Finova Capital Corp. .................. 5.52        06/18/98     49,632,000
                  30,000,000  Finova Capital Corp. .................. 5.52        08/05/98     29,556,000
                  35,000,000  Ford Credit Europe PLC ................ 5.51        07/02/98     34,665,458
                  15,000,000  Ford Credit Europe PLC ................ 5.51        07/10/98     14,838,125
                  25,000,000  General Motors Acceptance Corp. ....... 5.69        06/02/98     24,873,556
                  65,000,000  General Motors Corp. .................. 5.53        05/26/98     64,750,382
                  25,000,000  Greenwich Funding Corp. ............... 5.48        05/07/98     24,977,167
                  30,270,000  Greenwich Funding Corp. ............... 5.51        06/12/98     30,075,414
                  50,000,000  Lehman Brothers Holdings Inc. ......... 5.50        05/12/98     49,915,972
                  50,000,000  Lehman Brothers Holdings Inc. ......... 5.52        05/19/98     49,862,000
                  25,000,000  Lehman Brothers Holdings Inc. ......... 5.50        07/09/98     24,734,063
                  50,000,000  Lehman Brothers Holdings Inc. ......... 5.52        07/14/98     49,429,583
                  45,000,000  Lexington Parker Capital Company, LLC.. 5.47        05/18/98     44,883,763
                  20,000,000  Lexington Parker Capital Company, LLC.. 5.47        05/28/98     19,917,950
                  26,500,000  Lexington Parker Capital Company, LLC.. 5.52        05/29/98     26,386,227
                  50,000,000  Lexington Parker Capital Company, LLC.. 5.56        06/05/98     49,729,722
                  49,667,000  Lexington Parker Capital Company, LLC.. 5.54        06/09/98     49,368,915
                  50,733,000  Lexington Parker Capital Company, LLC.. 5.48        07/10/98     50,185,506
                  35,819,000  Mont Blanc Capital Corp. .............. 5.53        05/22/98     35,703,454
                  75,000,000  Morgan (J.P.) & Co., Inc. ............. 5.35        07/13/98     74,155,937
                  40,784,000  Old Line Funding Corp. ................ 5.57        05/18/98     40,676,727
                  50,000,000  Old Line Funding Corp. ................ 5.54        05/21/98     49,846,111
                  50,000,000  Old Line Funding Corp. ................ 5.54        05/26/98     49,807,639
                  21,248,000  Park Avenue Receivables Corp. ......... 5.57        05/01/98     21,248,000
                  66,040,000  Park Avenue Receivables Corp. ......... 5.51        07/01/98     65,418,949
                  50,000,000  Republic Industries Funding Corp. ..... 5.56        05/05/98     49,969,111
                  49,341,000  Republic Industries Funding Corp. ..... 5.53        05/29/98     49,128,778
                  35,000,000  Republic Industries Funding Corp. ..... 5.52        06/12/98     34,774,600
                  25,000,000  Salomon Smith Barney Holdings Inc...... 5.55        05/04/98     24,988,438


                               Institutional Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments -- Continued
April 30, 1998


------------------------------------------------------------------------------------------------------------------
                                                                            Interest    Maturity        Value
                    Face Amount                                              Rate*        Date        (Note 1a)
------------------------------------------------------------------------------------------------------------------
Commercial         $ 50,000,000  Salomon Smith Barney Holdings Inc........ 5.47%        05/07/98   $   49,954,417
Paper                50,000,000  Salomon Smith Barney Holdings Inc........ 5.48         07/16/98       49,414,167
(continued)          100,000,000  Salomon Smith Barney Holdings Inc........ 5.49         07/22/98       98,735,833
                     33,000,000  Three Rivers Funding Corp. .............. 5.53         05/11/98       32,949,308
                     16,352,000  Three Rivers Funding Corp. .............. 5.52         05/13/98       16,321,912
                     25,648,000  Three Rivers Funding Corp. .............. 5.53         05/22/98       25,565,264
                     52,412,000  Twin Towers Inc. ........................ 5.49         07/10/98       51,846,387
                    100,769,000  Windmill Funding Corp. .................. 5.56         05/15/98      100,551,115
                     56,642,000  Windmill Funding Corp. .................. 5.53         05/15/98       56,520,188
-----------------------------------------------------------------------------------------------------------------
                                 Total Commercial Paper
                                 (Cost $2,278,367,303) ...................                          2,278,274,743
-----------------------------------------------------------------------------------------------------------------
Repurchase          100,000,000  Fuji Securities Inc.,
Agreements** --                   purchased on 04/30/98 .................. 5.58         05/01/98      100,000,000
2.4%                 25,000,000  Nomura Securities International, Inc.,
                                  purchased on 04/30/98 .................. 5.55         05/01/98       25,000,000
                     50,000,000  State Street Bank & Trust,
                                  purchased on 04/30/98 .................. 5.43         05/01/98       50,000,000
-----------------------------------------------------------------------------------------------------------------
                                 Total Repurchase Agreements
                                 (Cost $175,000,000) .....................                            175,000,000
-----------------------------------------------------------------------------------------------------------------
                                 Total Investments--99.2%
                                 (Cost $7,311,072,749) ...................                          7,309,802,890
-----------------------------------------------------------------------------------------------------------------
                                 Other Assets Less
                                 Liabilities--0.8% .......................                             62,622,057
-----------------------------------------------------------------------------------------------------------------
                                 Net Assets--Equivalent to $1.00
                                 Per Share on 7,373,694,806
                                 Shares of Beneficial Interest
                                 Outstanding--100.0% .....................                         $7,372,424,947
=================================================================================================================

Note -- Costs for federal income tax purposes are the same as those shown above. At April 30, 1998, net unrealized depreciation amounted to $1,269,859 and is comprised of $527,895 in appreciation and $1,797,754 in depreciation.


*Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at April 30, 1998. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

**Repurchase Agreements are fully collaterized by U.S. Government and Agency Obligations.

D/N-Discount Notes

                               Institutional Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Statement of Assets and Liabilities
April 30, 1998
--------------------------------------------------------------------------------

Assets:
Total investments at value (identified cost $7,311,072,749) (Note 1a)...............  $7,309,802,890
Cash ...............................................................................       5,179,369
Interest receivable ................................................................      56,396,446
Receivable for investments sold ....................................................       5,370,000
Prepaid expense ....................................................................          13,516
                                                                                      --------------
   Total assets ....................................................................   7,376,762,221
                                                                                      --------------
Liabilities:
Advisory fee payable (Note 2) ......................................................       1,222,101
Dividends payable ..................................................................       2,666,315
Accrued expenses ...................................................................         448,858
                                                                                      --------------
   Total liabilities ...............................................................       4,337,274
                                                                                      --------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on 7,373,694,806 shares of beneficial interest outstanding) .......................  $7,372,424,947
                                                                                      ==============

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Statement of Operations
For the Year Ended April 30, 1998
--------------------------------------------------------------------------------

Investment Income:
Interest and discount earned (Note 1d) ................................     $374,545,277
                                                                            ------------
Expenses:
Investment advisory fee (Note 2) .......................   $21,807,793
Registration fees ......................................    1,572,201
Dividend and transfer agency fees ......................    1,027,971
Accounting and custodian services ......................      415,352
Legal and audit fees ...................................      113,043
Trustees' fees (Note 5) ................................       63,663
Printing and shareholder reports .......................       59,469
Insurance ..............................................       30,756
Miscellaneous ..........................................       30,552
                                                           -----------
     Total expense .....................................   25,120,800
Waived investment advisory fee (Note 2) ................   (8,619,014)        16,501,786
                                                           -----------      ------------
     Net investment income ............................................      358,043,491
Realized and Unrealized Gain on Investments:
Net realized gain from investment transactions .........      235,380
Net unrealized appreciation of investments .............    2,160,230
                                                           -----------
   Net realized and unrealized gain from investments ..................        2,395,610
                                                                            ------------
Net Increase in Net Assets Resulting From Operations ..................     $360,439,101
                                                                            ============



                               Institutional Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                                                                       Year Ended April 30,
                                                                     ------------------------
                                                                      1998               1997
                                                               ----------------- -------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income ........................................  $  358,043,491    $    380,650,526
Net realized gain from investment transactions ...............         235,380             874,595
Net unrealized appreciation of investments ...................       2,160,230           2,606,218
                                                                --------------    ----------------
Net increase in net assets resulting from operations .........     360,439,101         384,131,339
Total declared as dividends to shareholders (Note 4) .........    (358,278,871)       (381,525,121)
Capital share transactions (Note 3) ..........................   1,172,386,778      (1,419,854,155)
                                                                --------------    ----------------
Net increase (decrease) in net assets ........................   1,174,547,008      (1,417,247,937)
Net Assets:
Beginning of year ............................................   6,197,877,939       7,615,125,876
                                                                --------------    ----------------
End of year ..................................................  $7,372,424,947    $  6,197,877,939
                                                                ==============    ================

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Financial Highlights
--------------------------------------------------------------------------------

                                                                             Year Ended April 30,
                                                                ---------------------------------------------
                                                       1998           1997           1996           1995           1994
                                                  -------------- -------------- -------------- -------------- --------------
Net Asset Value, beginning of period ..........     $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
Income from Investment Operations:
 Net investment income ........................          .054           .052           .056           .050           .031
Less Distributions:
 Dividends from net investment income .........         (.054)         (.052)         (.056)         (.050)         (.031)
                                                    ----------     ----------     ----------     ----------     ----------
Net Asset Value, end of period ................     $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                                    ==========     ==========     ==========     ==========     ==========
Total Return ..................................          5.57%          5.34%          5.81%          5.11%          3.20%
Ratios/Supplemental Data:
 Net Assets, end of period (000) ..............    $7,372,425     $6,197,878     $7,615,126     $6,580,086     $3,775,121
 Ratio of expenses to average net assets
  (before waiver) .............................           .38%           .38%           .37%           .37%           .37%
 Ratio of expenses to average net assets
  (after waiver) ..............................           .25%           .25%           .24%           .24%           .24%
 Ratio of net investment income, including
  realized and unrealized gains and losses, to
  average net assets (before waiver) ..........          5.34%          5.12%          5.42%          5.00%          2.91%
 Ratio of net investment income, including
  realized and unrealized gains and losses, to
  average net assets (after waiver) ...........          5.47%          5.25%          5.55%          5.13%          3.04%



                               Institutional Fund

See Notes to Financial Statements

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements
--------------------------------------------------------------------------------


1. Significant Accounting Policies

Merrill Lynch Funds For Institutions Series (the "Trust") was organized as a Massachusetts business trust on May 7, 1987, and is registered under the Investment Company Act of 1940 as a diversified, open-end management company. On January 27, 1997, Merrill Lynch Premier Institutional Fund commenced operations as a separate series of the Trust. On February 18, 1994 Merrill Lynch Institutional Tax-Exempt Fund was reorganized as a separate series of the Trust. The Trust has a fiscal year end of April 30. The following is a summary of significant accounting policies consistently followed by the Trust in conformity with generally accepted accounting principles.

 (a) The value of the Premier Institutional, Institutional, Government and Treasury Fund portfolio securities is determined on the basis of fair value as determined in good faith by the Trustees of the Trust. In determining fair value, securities for which market quotations are readily available are valued at market value. Other securities, if any, are valued at their fair value in the best judgment of Fund Asset Management, L.P., ("FAM") under procedures established by, and under the supervision of, the Trustees. Securities with remaining maturities of 60 days or less are valued by use of the amortized cost method. Institutional Tax-Exempt Fund's portfolio securities are carried at amortized cost which approximates market value.

 For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is deemed to be the demand notice payment period.

 (b) It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

 (c) Realized gains and losses on investments are computed on the basis of identified cost of the security sold.

 (d) Security transactions are accounted for on the date the securities are purchased or sold (the trade date). Interest income (after adjustment for amortization of premium or accretion of discount) is recorded as earned.

 (e) Deferred organization expenses are amortized over a period not exceeding five years. Prepaid registration fees are charged to income as the related shares are sold.

 (f) Repurchase agreements--The Premier Institutional Fund, the Institutional Fund and the Government Fund invest in U.S. Government & Agency securities pursuant to repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks to market such securities daily and, if necessary, receives additional securities to ensure that the contract is adequately collateralized.


 (g) During the year ended April 30, 1998, Merrill Lynch Institutional Tax-Exempt Fund reclassified amounts to reflect a decrease of $8,254 in both accumulated capital losses and undistributed net investment income as a result of a permanent difference arising from different treatments of market discount for book and tax purposes.


2. Investment Advisory Fees and Other
Transactions with Affiliates

Fund Asset Management, L.P., a subsidiary of Merrill Lynch & Co., Inc., provides investment advisory and corporate administrative services to the Trust for a fee, subject to certain limitations, at the following annual rates:

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements -- Continued
--------------------------------------------------------------------------------


                                Percentage of Average Daily Net Assets
                               ------------------------------------------
Premier Institutional           .15%
Fund .......................
Institutional Fund .........    .40% up to and including $250,000,000
                               plus .375% over $250,000,000 up to and
                                including $500,000,000
                               plus .35% over $500,000,000 up to and
                                including $750,000,000
                               plus .325% over $750,000,000
Government Fund
and Treasury Fund               .35% up to and including $500,000,000
                               plus .335% over $500,000,000 up to and
                                including $750,000,000
                               plus .32% over $750,000,000 up to and
                                including $1,000,000,000
                               plus .30% over $1,000,000,000
Institutional
Tax-Exempt Fund                 .45% up to and including $1,500,000,000
                               plus .425% over $1,500,000,000 up to and
                                including $2,000,000,000
                               plus .40% over $2,000,000,000

FAM has agreed to waive a portion of its advisory fees for the Institutional, Government, Treasury and Tax-Exempt Funds. The effective fee payable to FAM will be at the annual rate of 0.20% of each Fund's average daily net assets. FAM may discontinue waiver of the fee in whole or in part at any time without notice.

 For the year ended April 30, 1998, FAM waived a portion of its fees amounting to $8,619,014 for the Institutional Fund, $2,369,204 for the Government Fund, $974,269 for the Treasury Fund and $3,810,001 for the Institutional Tax-Exempt Fund.

 All officers and certain trustees of the Trust are affiliated with Merrill Lynch & Co., Inc.


3. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest in the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund ($.01 par value) and Institutional Tax-Exempt Fund ($.10 par value) of a single class. At April 30, 1998, capital paid-in aggregated $6,645,472,621 for Premier Institutional Fund, $7,373,694,806 for Institutional Fund, $2,114,794,326 for Government Fund, $758,257,032 for Treasury Fund and $1,804,571,031 for Institutional Tax-Exempt Fund. Transactions in shares at a constant net asset value of $1.00 per share were as follows:


                                             Year Ended         Period Ended
                                              April 30,          April 30,
Premier Institutional Fund                      1998                1997
---------------------------------------   ----------------   -----------------
Shares sold ...........................   80,884,136,647     12,237,737,259
Shares issued to shareholders
 in reinvestment of dividends .........      239,118,722         32,118,561
                                          --------------     --------------
  Total ...............................   81,123,255,369     12,269,855,820
Shares redeemed .......................   77,301,915,817      9,445,822,751
                                          --------------     --------------
  Net increase ........................    3,821,339,552      2,824,033,069
                                          ==============     ==============

 Prior to January 27, 1997 (commencement of operations) there were 100,000 shares of beneficial interest outstanding which were owned by FAM.



                                                   Year Ended April 30,
                                          --------------------------------------
Institutional Fund                              1998                 1997
---------------------------------------   ----------------   -------------------
Shares sold ...........................   42,976,137,621     67,124,483,921
Shares issued to shareholders
 in reinvestment of dividends .........      314,438,784        323,268,144
                                          --------------     --------------
  Total ...............................   43,290,576,405     67,447,752,065
Shares redeemed .......................   42,118,189,627     68,867,606,220
                                          --------------     --------------
  Net increase (decrease) .............    1,172,386,778     (1,419,854,155)
                                          ==============     ==============


                                                  Year Ended April 30,
                                          ------------------------------------
Government Fund                                 1998                1997
---------------------------------------   ----------------   -----------------
Shares sold ...........................   11,216,903,849     13,658,666,165
Shares issued to shareholders
 in reinvestment of dividends .........      100,120,146         92,067,429
                                          --------------     --------------
  Total ...............................   11,317,023,995     13,750,733,594
Shares redeemed .......................   11,220,047,484     13,376,732,157
                                          --------------     --------------
  Net increase ........................       96,976,511        374,001,437
                                          ==============     ==============


                                                 Year Ended April 30,
                                          -----------------------------------
Treasury Fund                                   1998               1997
---------------------------------------   ----------------   ----------------
Shares sold ...........................   4,496,611,001      3,277,418,270
Shares issued to shareholders
 in reinvestment of dividends .........      31,614,356         27,446,045
                                          -------------      -------------
  Total ...............................   4,528,225,357      3,304,864,315
Shares redeemed .......................   4,381,758,509      3,207,207,792
                                          -------------      -------------
  Net increase ........................     146,466,848         97,656,523
                                          =============      =============

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements -- Continued
--------------------------------------------------------------------------------

                                             Year Ended April 30,
                                      ----------------------------------
Institutional
Tax-Exempt Fund                             1998              1997
-----------------------------------   ---------------   ----------------
Shares sold .......................   9,422,006,794     5,129,231,992
Shares issued to shareholders
 in reinvestment of dividends .....      50,969,555        26,648,229
                                      -------------     -------------
  Total ...........................   9,472,976,349     5,155,880,221
Shares redeemed ...................   8,672,182,936     4,819,426,973
                                      -------------     -------------
  Net increase ....................     800,793,413       336,453,248
                                      =============     =============

4. Distributions

The Funds declare dividends daily, pay dividends monthly and automatically reinvest such dividends in additional Fund shares at net asset value, unless shareholders request payment in cash. Dividends for the Premier Institutional, Institutional, Government and Treasury Funds are declared from the total of net investment income, plus or minus realized gains or losses, if any, on investments.

 Dividends for the Institutional Tax-Exempt Fund are declared from net investment incomeexcluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually, after deducting prior years' loss carryovers. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

 At April 30, 1998, the Institutional Tax-Exempt Fund had net capital loss carryovers of $248,451 of which $90,891 expire in the year 2001, $17,520 expire in 2002 and $140,040 expire in 2003.

5. Trustees' Fees

Each Trustee who is not affiliated with the Trust or its adviser is paid an annual fee of $30,000 by the Trust. Trustees' fees are allocated among the five series of the Trust based on the net assets under management.

STATEMENT OF ADDITIONAL INFORMATION
-----------------------------------

                    Merrill Lynch Rated Institutional Fund
                of Merrill Lynch Funds For Institutions Series


               One Financial Center, Boston, Massachusetts 02111


     For general information and purchases call 617-357-1460 or toll free 800-225-1576


     Merrill Lynch Rated Institutional Fund is a no-load money fund whose objectives are maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term "money market" instruments. The Rated Institutional Fund is designed primarily for institutions as an economical and convenient means for the investment of short-term funds. The Rated Institutional Fund is a separate series of Merrill Lynch Funds For Institutions Series (the "Trust"), a diversified, open-end management investment company.

     The Statement of Additional Information of the Rated Institutional Fund is not a prospectus and should be read in conjunction with the Prospectus of the Rated Institutional Fund (the "Prospectus") which has been filed with the Securities and Exchange Commission and is available upon oral or written request without charge. Copies of the Prospectus can be obtained by calling or by writing the Rated Institutional Fund at the above telephone number or address. This Statement of Additional Information has been incorporated by reference into the Prospectus.


                               TABLE OF CONTENTS




                                                        Page
                                                       -----
     Investment Objectives and Policies ..............    2
     Appendix A:
     Management of the Trust .........................  A-1
     Investment Advisory and Other Services ..........  A-4
     Portfolio Transactions ..........................  A-7
     Net Asset Value .................................  A-8
     Dividends .......................................  A-9
     Taxes ...........................................  A-11
     Federal .........................................  A-11
     Massachusetts Income Tax ........................  A-13
     Other Taxes .....................................  A-13
     Distributor .....................................  A-13
     Yield Information ...............................  A-14
     General Information .............................  A-15



     The date of this Statement of Additional Information and the Prospectus is June 11, 1998.

                      INVESTMENT OBJECTIVES AND POLICIES

     Reference is made to "The Rated Institutional Fund and Its Objectives" in the Prospectus for a discussion of the investment objectives and policies of the Rated Institutional Fund.

     All investments of the Rated Institutional Fund will be in securities with remaining maturities of up to 762 days (25 months) in the case of government securities and 397 days (13 months) in the case of all other securities.

     The Rated Institutional Fund may invest in obligations issued by U.S. banks, foreign branches or subsidiaries of U.S. banks or U.S. or foreign branches or subsidiaries of foreign banks. Investment in obligations of foreign branches or subsidiaries of U.S. banks or of foreign banks may involve different risks from the risks of investing in obligations of U.S. banks. Such risks include adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the payment of principal and interest. Generally, the issuers of such obligations are subject to fewer U.S. regulatory requirements than are applicable to U.S. banks. Foreign branches or subsidiaries of U.S. banks and foreign banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the state in which they are located. There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank or a foreign bank than about a U.S. bank, and such branches or subsidiaries may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. banks. Evidence of ownership of obligations of foreign branches or subsidiaries of U.S. banks or of foreign banks may be held outside of the United States and the Rated Institutional Fund may be subject to the risks associated with the holding of such property overseas. Any such obligations of the Rated Institutional Fund held overseas will be held by foreign branches of the custodian for the Rated Institutional Fund's portfolio securities or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act of 1940.

     Fund Asset Management, L.P. ("FAM") will consider the above factors in making investments in such obligations and will not knowingly purchase obligations which, at the time of purchase, are subject to exchange controls or withholding taxes. Generally, the Rated Institutional Fund will limit its investments in obligations of U.S. branches or subsidiaries of foreign banks to obligations of banks organized in Canada, France, Germany, Japan, the Netherlands, Switzerland, the United Kingdom and other industrialized nations.

     The Rated Institutional Fund will only invest in short-term obligations (including short-term promissory notes issued by corporations, partnerships, trusts and other entities, whether or not secured) that (1) have been rated in the highest rating category for short-term debt obligations by at least two nationally recognized statistical rating organizations ("NRSRO"), (2) have been rated in the highest rating category by a single NSRO if only one NRSRO has rated the security, (3) have been issued by an issuer rated in the highest rating category by an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the investment, or (4) if not rated, will be of comparable quality as determined by the Trustees of the Trust. Currently there are six NRSROs: Standard & Poor's Ratings Group, Duff & Phelps Credit Ratings Co., Fitch Investors Services, Inc., IBCA Limited and its affiliate IBCA Inc., Moody's Investors Service, Inc., and Thomson Bankwatch, Inc. See the section of the Prospectus captioned "Additional Information--Commercial Paper, Bank Money Instrument and Bond Ratings."

     The Rated Institutional Fund may also invest in U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities. Such investments are subject to quality standards similar to those

                            Rated Institutional Fund
applicable to investments in comparable obligations of domestic issuers. Investments in foreign entities in general involve the same risks as those described in connection with investments in Eurodollar and Yankeedollar obligations.

     As described in the Prospectus, the Rated Institutional Fund may invest in participations in, or bonds and notes backed by, pools of mortgages, or credit card, automobile or other types of receivables, with remaining maturities of no more than 397 days (13 months). These structured financings will be supported by sufficient collateral and other credit enhancements, including letters of credit, insurance, reserve funds and guarantees by third parties, to enable such instruments to obtain the requisite quality rating by a nationally recognized statistical rating organization, as described above.


     Variable amount master notes, described in the Prospectus, permit a series of short-term borrowings under a single note. The lender has the right to increase the amount under the note at any time up to the full amount provided by the note agreement. In addition the lender has the right to reduce the amount of outstanding indebtedness.


     Forward or firm commitments for the purchase or sale of securities may be entered into by the Rated Institutional Fund as described in the Prospectus. The purchase of the underlying securities will be recorded on the date the Rated Institutional Fund enters into the commitment and the value of the security will thereafter be reflected in the calculation of the Rated Institutional Fund's net asset value. A separate account of the Rated Institutional Fund will be established with State Street Bank and Trust Company, the Rated Institutional Fund's custodian, consisting of cash or other liquid securities having a market value at all times until the delivery at least equal to the amount of the forward purchase commitment. As stated in the Prospectus, the Rated Institutional Fund may dispose of a commitment prior to settlement. Risks relating to these trading practices are briefly described in the Prospectus.


     The Rated Institutional Fund has adopted the following investment restrictions, none of which may be changed without the approval of a majority of the Rated Institutional Fund's outstanding shares, which for this purpose means the vote of (i) 67% or more of the Rated Institutional Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Rated Institutional Fund are present or represented by proxy, or (ii) more than 50% of the Rated Institutional Fund's outstanding shares, whichever is less. The Rated Institutional Fund may not:



     (1) Invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities issued by the U.S. Government and its agencies and instrumentalities; and instruments issued by domestic banks; and for purposes of this restriction, issuers of asset-backed and mortgage-backed securities will not be considered to be in an industry).



     (2) Make investments for the purpose of exercising control or management.



     (3) Underwrite securities of other issuers except insofar as the Rated Institutional Fund technically may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.


     (4) Purchase or sell real estate, except that, to the extent permitted by applicable law, the Rated Institutional Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests, therein.


     (5) Borrow money, except that (i) the Rated Institutional Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 331/3% of its total assets (including the amount borrowed),


                            Rated Institutional Fund

   (ii) the Rated Institutional Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Rated Institutional Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) the Rated Institutional Fund may purchase securities on margin to the extent permitted by applicable law. These borrowing provisions shall not apply to reverse repurchase agreements as described in the Prospectus and Statement of Additional Information. The Rated Institutional Fund may not pledge its assets other than to secure such borrowings or to the extent permitted by the Rated Institutional Fund's investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued, reverse repurchase and forward commitment transactions and similar investment strategies.

     (6) Make loans to other persons, except that the acquisition of bonds, debentures or other debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instrument shall not be deemed to be the making of a loan, and except further that the Rated Institutional Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Rated Institutional Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time.

     (7) Issue senior securities to the extent such issuance would violate applicable law.

     (8) Purchase or sell commodities or contracts on commodities, except to the extent that the Rated Institutional Fund may do so in accordance with applicable law and the Rated Institutional Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

     In addition, the Rated Institutional Fund has adopted non-fundamental restrictions which may be changed by the Board of Trustees without approval of the Rated Institutional Fund's shareholders. Under the nonfundamental investment restrictions, the Rated Institutional Fund may not:


     a. Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the "fund of funds" provisions) of the Investment Company Act at any time the Fund's shares are owned by another investment company that is part of the same group of investment companies as the Fund.


     b. Invest in securities which cannot be readily resold because of legal or contractual restrictions or which cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 10% of its total assets would be invested in such securities. This restriction shall not apply to securities which mature within seven days or securities which the Board of Trustees of the Trust has otherwise determined to be liquid pursuant to applicable law.

     c. Notwithstanding fundamental investment restriction (5) above, borrow amounts in excess of 5% of its total assets, taken at acquisition cost or market value, whichever is lower, and then only from banks as a temporary measure for extraordinary or emergency purposes. These borrowing provisions shall not apply to reverse repurchase agreements as described in the Prospectus and Statement of Additional Information.


                            Rated Institutional Fund

     Lending of Portfolio Securities. Subject to investment restriction (6) above, the Rated Institutional Fund may from time to time lend securities from its portfolio to brokers, dealers and financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such cash collateral will be invested in short-term securities, the income from which will increase the return to the Rated Institutional Fund. Such loans will be terminable at any time. The Rated Institutional Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights. The Rated Institutional Fund may pay reasonable fees in connection with the arranging of such loans.

     As a matter of operating policy, the Trustees of the Trust have determined that the Rated Institutional Fund will not write put or call options.

     For purposes of the 25% limitation on investment in securities of issuers in a particular industry, neither all utility companies (including telephone companies) as a group nor all finance companies as a group will be considered a single industry.


                            Rated Institutional Fund

STATEMENT OF ADDITIONAL INFORMATION
-----------------------------------

                         Merrill Lynch Government Fund
                of Merrill Lynch Funds For Institutions Series


               One Financial Center, Boston, Massachusetts 02111


     For general information and purchases call 617-357-1460 or toll free 800-225-1576


     Merrill Lynch Government Fund is a no-load money fund whose objectives are to seek current income consistent with liquidity and security of principal by investing in a portfolio of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Government Fund is a series of Merrill Lynch Funds For Institutions Series (the "Trust"), a diversified, open-end management investment company.

     The Statement of Additional Information of the Government Fund is not a prospectus and should be read in conjunction with the Prospectus of the Government Fund (the "Prospectus") which has been filed with the Securities and Exchange Commission and is available upon oral or written request without charge. Copies of the Prospectus can be obtained by calling or by writing the Government Fund at the above telephone number or address. This Statement of Additional Information has been incorporated by reference into the Prospectus.


                               TABLE OF CONTENTS




                                                                             Page
                                                                            -----
     Investment Objectives and Policies ...................................    2
     Independent Auditors' Report .........................................    4
     Audited Financial Statements for the Fiscal Year Ended April 30, 1998     5
     Appendix A:
      Management of the Trust .............................................  A-1
      Investment Advisory and Other Services ..............................  A-4
      Portfolio Transactions ..............................................  A-7
      Net Asset Value .....................................................  A-8
      Dividends ...........................................................  A-9
      Taxes ...............................................................  A-11
       Federal ............................................................  A-11
       Massachusetts Income Tax ...........................................  A-13
       Other Taxes ........................................................  A-13
      Distributor .........................................................  A-13
      Yield Information ...................................................  A-14
      General Information .................................................  A-15



  The date of this Statement of Additional Information and the Prospectus is June 11, 1998.

                      INVESTMENT OBJECTIVES AND POLICIES

     Reference is made to "The Government Fund and Its Objectives" in the Prospectus for a discussion of the investment objectives and policies of the Government Fund. Subject to the investment restrictions described below, the Government Fund's investment objectives can be changed without shareholder approval.

     All investments of the Government Fund will be in securities with remaining maturities not exceeding 762 days (25 months). The dollar weighted average maturity of the Government Fund's portfolio will be 90 days or less.

     Forward or firm commitments for the purchase of U.S. Government securities may be entered into by the Government Fund, as described in "The Government Fund and Its Objectives" in the Prospectus. The purchase of the underlying securities will be recorded on the date the Government Fund enters into the commitment, and the value of the security will thereafter be reflected in the calculation of the Government Fund's net asset value. A separate account of the Government Fund will be established with State Street Bank and Trust Company, the Government Fund's custodian, consisting of cash or U.S. Government securities having a market value at all times until the delivery date at least equal to the amount of the forward purchase commitment. As stated in the Prospectus, the Government Fund may dispose of a commitment prior to settlement. Risks relating to these trading practices are briefly described in the Prospectus.

     In addition to the investment restrictions set forth in the Prospectus, the Government Fund has adopted the following investment restrictions, none of which may be changed without the approval of a majority of the Government Fund's outstanding shares, which for this purpose means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or
(ii) more than 50% of the Fund's outstanding shares, whichever is less. The Government Fund may not:

     (1) Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, some of which may be subject to repurchase agreements. There is no limit on the amount of its assets which may be invested in the securities of any one issuer of such obligations;

     (2) Act as an underwriter of securities;

     (3) Make loans, except that the Government Fund may purchase or hold debt obligations in accordance with its investment objectives and policies, may enter into repurchase agreements for such securities, and may lend its portfolio securities against collateral consisting of cash, or securities issued or guaranteed by the U.S. Government or its agencies, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of portfolio securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, will not (together with all non-qualifying income) exceed 10% of the Government Fund's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Government Fund, such amounts are qualifying income under federal income tax provisions applicable to regulated investment companies; and

     (4) Purchase securities on margin or make short sales of securities.

                                Government Fund

     As a matter of operating policy, the Trustees of the Trust have determined that the Government Fund will not write put or call options.

     Collateral received by the Government Fund to secure loans of its portfolio securities will be marked to market on a daily basis.


                                Government Fund

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Trustees and Shareholders of

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Merrill Lynch Funds For Institutions Series (the "Trust"), consisting of Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund, Merrill Lynch Government Fund, Merrill Lynch Treasury Fund, and Merrill Lynch Institutional Tax-Exempt Fund (the "Funds"), as of April 30, 1998, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at April 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the respective Funds of Merrill Lynch Funds For Institutions Series at April 30, 1998, the results of their operations, the changes in their net assets, and their financial highlights for each of the respective periods presented in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 28, 1998

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Schedule of Investments
April 30, 1998


------------------------------------------------------------------------------------------------------------------
                                                                            Interest     Maturity       Value
                       Face Amount                                            Rate*        Date       (Note 1a)
------------------------------------------------------------------------------------------------------------------
U.S.                  $ 45,000,000  Federal Farm Credit Banks ............ 5.90%         06/02/98   $ 45,013,849
Government              20,000,000  Federal Farm Credit Banks ............ 5.60          10/01/98     19,987,080
Agency                  25,000,000  Federal Farm Credit Banks ............ 5.65          01/04/99     24,977,500
Issues -- 53.7%         10,000,000  Federal Home Loan Banks .............. 5.91          06/11/98     10,004,912
                        25,000,000  Federal Home Loan Banks .............. 5.80          06/12/98     24,997,411
                        15,900,000  Federal Home Loan Banks .............. 5.63          06/15/98     15,899,882
                        10,000,000  Federal Home Loan Banks .............. 5.90          06/19/98      9,999,973
                        20,250,000  Federal Home Loan Banks .............. 5.80          12/18/98     20,257,290
                         7,000,000  Federal Home Loan Banks .............. 5.45          02/19/99      6,981,800
                        10,000,000  Federal Home Loan Banks .............. 5.56          03/25/99      9,984,200
                        50,000,000  Federal Home Loan Banks .............. 5.63          04/09/99     49,943,000
                         5,000,000  Federal Home Loan Banks .............. 5.86          01/20/00      5,004,700
                        10,000,000  Federal Home Loan Banks .............. 5.77          01/27/00      9,996,000
                         5,000,000  Federal Home Loan Banks .............. 5.75          03/16/00      4,995,000
                         5,845,000  Federal Home Loan Banks .............. 5.87          03/17/00      5,851,137
                        10,000,000  Federal Home Loan Banks .............. 5.87          04/20/00     10,011,600
                         5,000,000  Federal Home Loan Mortgage Corp.       5.69          08/21/98      4,999,285
                        10,000,000  Federal Home Loan Mortgage Corp.       5.00          12/15/98      9,955,000
                        10,000,000  Federal National Mortgage Assoc. ..... 5.68          07/31/98      9,997,920
                        10,000,000  Federal National Mortgage Assoc. ..... 5.38          02/12/99      9,968,600
                        20,000,000  Federal National Mortgage Assoc. ..... 5.52          03/26/99     19,961,320
                         2,200,000  Federal National Mortgage Assoc. ..... 5.88          08/10/99      2,201,192
                         5,550,000  Federal National Mortgage Assoc. ..... 6.00          10/26/99      5,566,411
                        13,900,000  Student Loan Marketing Assoc ......... 5.85          06/10/98     13,898,942
                        21,110,000  Student Loan Marketing Assoc ......... 5.40          02/10/99     21,047,092
                        25,000,000  Federal Farm Credit Banks D/N ........ 5.43          05/15/98     24,947,208
                        18,000,000  Federal Home Loan Banks D/N .......... 5.35          05/26/98     17,933,125
                         2,524,000  Federal Home Loan Banks D/N .......... 5.34          06/30/98      2,501,158
                        10,500,000  Federal Home Loan Banks D/N .......... 5.36          07/31/98     10,355,613
                         3,000,000  Federal Home Loan Banks D/N .......... 5.39          09/04/98      2,943,090
                         2,503,000  Federal Home Loan Banks D/N .......... 5.39          09/11/98      2,452,880
                        22,000,000  Federal Home Loan Mortgage Corp. D/N.. 5.40          05/04/98     21,990,100
                        60,000,000  Federal Home Loan Mortgage Corp. D/N.. 5.41          05/08/98     59,936,883
                       116,000,000  Federal Home Loan Mortgage Corp. D/N.. 5.41          05/13/98    115,790,813
                        75,000,000  Federal Home Loan Mortgage Corp. D/N.. 5.45          05/15/98     74,841,042


                                Government Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Schedule of Investments -- Continued
April 30, 1998


------------------------------------------------------------------------------------------------------------------
                                                                            Interest    Maturity        Value
                    Face Amount                                              Rate*        Date        (Note 1a)
------------------------------------------------------------------------------------------------------------------
U.S.               $ 10,500,000  Federal Home Loan Mortgage Corp. D/N ...  5.44%       05/18/98    $   10,473,027
Government
Agency               50,000,000  Federal Home Loan Mortgage Corp. D/N ...  5.41        05/20/98        49,857,236
Issues (continued)   31,986,000  Federal Home Loan Mortgage Corp. D/N ...  5.44        05/20/98        31,894,165
                     50,000,000  Federal Home Loan Mortgage Corp. D/N ...  5.44        05/22/98        49,841,333
                     50,000,000  Federal Home Loan Mortgage Corp. D/N ...  5.42        06/19/98        49,631,139
                      1,000,000  Federal Home Loan Mortgage Corp. D/N ...  5.39        06/30/98           990,950
                     20,000,000  Federal National Mortgage Assoc. D/N      5.40        05/06/98        19,985,000
                     25,000,000  Federal National Mortgage Assoc. D/N      5.46        05/07/98        24,977,250
                     50,000,000  Federal National Mortgage Assoc. D/N      5.41        05/08/98        49,947,403
                      9,087,000  Federal National Mortgage Assoc. D/N      5.44        05/18/98         9,063,657
                     50,000,000  Federal National Mortgage Assoc. D/N      5.43        05/18/98        49,871,792
                     35,000,000  Federal National Mortgage Assoc. D/N      5.41        06/12/98        34,779,092
                     25,000,000  Federal National Mortgage Assoc. D/N      5.32        10/23/98        24,341,320
                     25,000,000  Federal National Mortgage Assoc. D/N      5.25        01/27/99        23,979,986
-------------------------------------------------------------------------------------------------------------------
                                 Total U.S. Government Agency Issues
                                 (Cost $1,135,028,255) ...................                          1,134,826,358
-------------------------------------------------------------------------------------------------------------------
U.S.                 40,000,000  Federal Farm Credit Banks ............... 5.54        01/14/99        39,990,441
Government           50,000,000  Federal Home Loan Banks ................. 5.45        08/04/98        49,986,192
Agency               20,000,000  Federal Home Loan Banks ................. 5.51        09/16/98        19,994,832
Issues --             3,000,000  Federal Home Loan Mortgage Corp.          6.00        05/13/98         3,000,000
Variable             50,000,000  Federal Home Loan Mortgage Corp.          5.49        01/26/99        49,974,369
Rate -- 17.3%        13,000,000  Federal National Mortgage Assoc. ........ 6.00        05/14/98        13,000,000
                    100,000,000  Federal National Mortgage Assoc. ........ 5.41        07/30/98        99,971,342
                     20,000,000  Federal National Mortgage Assoc. ........ 5.46        03/03/99        19,992,455
                     10,000,000  Student Loan Marketing Assoc. ........... 5.42        05/21/98         9,999,457
                     25,000,000  Student Loan Marketing Assoc. ........... 5.51        10/06/98        24,993,182
                     25,000,000  Student Loan Marketing Assoc. ........... 5.47        01/12/00        24,992,172
                     10,000,000  Student Loan Marketing Assoc. ........... 5.52        02/04/00         9,995,766
-------------------------------------------------------------------------------------------------------------------
                                 Total U.S. Government Agency
                                 Issues -- Variable Rate
                                 (Cost $365,890,208) .....................                            365,890,208
-------------------------------------------------------------------------------------------------------------------


                                Government Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Schedule of Investments -- Continued
April 30, 1998


------------------------------------------------------------------------------------------------------------------
                                                                         Interest    Maturity        Value
                    Face Amount                                           Rate*        Date        (Note 1a)
------------------------------------------------------------------------------------------------------------------
Repurchase          $95,000,000  BZW Securities Inc.,
Agreements**                      purchased on 04/30/98 ............... 5.55%       05/01/98    $   95,000,000
-- 28.1%             95,000,000  Dean Witter Discover & Co.,
                                  purchased on 04/30/98 ............... 5.55        05/01/98        95,000,000
                     25,293,000  Goldman Sachs & Company,
                                  purchased on 04/30/98 ............... 5.44        05/01/98        25,293,000
                     95,000,000  Greenwich Capital Markets Inc.,
                                  purchased on 04/30/98 ............... 5.52        05/01/98        95,000,000
                     95,000,000  HSBC Securities Inc.,
                                  purchased on 04/30/98 ............... 5.55        05/01/98        95,000,000
                     95,000,000  Nomura Securities International, Inc.,
                                  purchased on 04/30/98 ............... 5.55        05/01/98        95,000,000
                     95,000,000  SBC Warburg Dillon Read Inc.,
                                  purchased on 04/30/98 ............... 5.51        05/01/98        95,000,000
-------------------------------------------------------------------------------------------------------------------
                                 Total Repurchase Agreements
                                 (Cost $595,293,000) ..................                            595,293,000
-------------------------------------------------------------------------------------------------------------------
                                 Total Investments -- 99.1%
                                 (Cost $2,096,211,463) ................                          2,096,009,566
-------------------------------------------------------------------------------------------------------------------
                                 Other Assets Less
                                 Liabilities -- 0.9% ..................                             18,582,863
-------------------------------------------------------------------------------------------------------------------
                                 Net Assets -- Equivalent to $1.00
                                 Per Share on 2,114,794,326 Shares
                                 of Beneficial Interest
                                 Outstanding -- 100.0% ................                         $2,114,592,429
====================================================================================================================

Note--Costs for federal income tax purposes are the same as those shown above. At April 30, 1998, unrealized depreciation amounted to $201,897 and is comprised of $69,038 of appreciation and $270,935 in depreciation.


*Repurchase Agreements bear interest payable at fixed dates or upon maturity. U.S. Government and Agency Issues are purchased on a discount basis; the interest rate shown is the discount paid at the time of purchase by the Fund. Other U.S. Government and Agency Issues bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at April 30, 1998. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

**Repurchase Agreements are fully collateralized by U.S. Government and Agency Obligations.

D/N--Discount Notes


                                Government Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Statement of Assets and Liabilities
April 30, 1998
--------------------------------------------------------------------------------

Assets:
Investments in securities subject to repurchase agreements .........   $ 595,293,000
Investments in other marketable securities .........................   1,500,716,566
                                                                       -------------
   Total investments at value (identified cost $2,096,211,463) (Note 1a).............     $2,096,009,566
Cash ...............................................................                          12,931,898
Interest receivable ................................................                           6,613,612
Prepaid expense ....................................................                               4,431
                                                                                          --------------
   Total assets ....................................................                       2,115,559,507
                                                                                          --------------
Liabilities:
Advisory fee payable (Note 2) ......................................                             353,550
Accrued expenses ...................................................                             152,128
Dividends payable ..................................................                             461,400
                                                                                          --------------
   Total liabilities ...............................................                             967,078
                                                                                          --------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price,
 based on 2,114,794,326 shares of beneficial interest outstanding) ..................     $2,114,592,429
                                                                                          ==============

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Statement of Operations
April 30, 1998
--------------------------------------------------------------------------------

Investment Income:
Interest and discount earned (Note 1d) .................................     $  110,719,788
                                                                             --------------
Expenses:
Investment advisory fee (Note 2) .......................    $  6,330,489
Registration fees ......................................         353,429
Dividend and transfer agency fees ......................         301,079
Accounting and custodian services ......................         182,278
Legal and audit fees ...................................         134,059
Trustees' fees (Note 5) ................................          18,363
Printing and shareholder reports .......................          16,328
Insurance ..............................................          10,011
Miscellaneous ..........................................           9,215
                                                            ------------
     Total expense .....................................       7,355,251
Waived investment advisory fee (Note 2) ................      (2,369,204)         4,986,047
                                                            ------------     --------------
     Net investment income .............................................        105,733,741
Realized and Unrealized Gain on Investments:
Net realized gain from investment transactions .........         113,052
Net unrealized appreciation of investments .............         216,971
                                                            ------------
   Net realized and unrealized gain from investments ...................            330,023
                                                                             --------------
Net Increase in Net Assets Resulting From Operations ...................     $  106,063,764
                                                                             ==============



                                Government Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                                                                        Year Ended April 30,
                                                                      ------------------------
                                                                       1998              1997
                                                                ----------------- ------------------
Increase in Net Assets:
Operations:
Net investment income .........................................  $  105,733,741     $   97,235,269
Net realized gain from investment transactions ................         113,052            199,811
Net unrealized appreciation (depreciation) of investments .....         216,971           (227,150)
                                                                 --------------     --------------
Net increase in net assets resulting from operations ..........     106,063,764         97,207,930
Total declared as dividends to shareholders (Note 4) ..........    (105,846,793)       (97,435,080)
Capital share transactions (Note 3) ...........................      96,976,511        374,001,437
                                                                 --------------     --------------
Net increase in net assets ....................................      97,193,482        373,774,287
Net Assets:
Beginning of year .............................................   2,017,398,947      1,643,624,660
                                                                 --------------     --------------
End of year ...................................................  $2,114,592,429     $2,017,398,947
                                                                 ==============     ==============

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Financial Highlights
--------------------------------------------------------------------------------

                                                                             Year Ended April 30,
                                                                ---------------------------------------------
                                                       1998           1997           1996           1995           1994
                                                  -------------- -------------- -------------- -------------- --------------
Net Asset Value, beginning of period ..........     $     1.00      $    1.00      $    1.00      $    1.00      $    1.00
Income from Investment Operations:
 Net investment income ........................           .053           .052           .055           .049           .030
Less Distributions:
 Dividends from net investment income .........          (.053)         (.052)         (.055)         (.049)         (.030)
                                                    ----------     ----------     ----------     ----------     ----------
Net Asset Value, end of period ................     $    1.00      $     1.00      $    1.00      $    1.00      $    1.00
                                                    ==========     ==========     ==========     ==========     ==========
Total Return ..................................           5.48%          5.31%          5.67%          4.99%          3.06%
Ratios/Supplemental Data:
 Net Assets, end of period (000) ..............     $2,114,592     $2,017,399     $1,643,625     $1,601,085     $1,533,478
 Ratio of expenses to average net assets
  (before waiver) .............................            .37%           .38%           .38%           .37%           .38%
 Ratio of expenses to average net assets
  (after waiver) ..............................            .25%           .26%           .26%           .24%           .32%
 Ratio of net investment income, to average net
  assets (before waiver) ......................           5.24%          5.07%          5.37%          4.82%          2.83%
 Ratio of net investment income, to average net
  assets (after waiver) .......................           5.36%          5.19%          5.49%          4.95%          2.89%



                                Government Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements
--------------------------------------------------------------------------------


1. Significant Accounting Policies

Merrill Lynch Funds For Institutions Series (the "Trust") was organized as a Massachusetts business trust on May 7, 1987, and is registered under the Investment Company Act of 1940 as a diversified, open-end management company. On January 27, 1997, Merrill Lynch Premier Institutional Fund commenced operations as a separate series of the Trust. On February 18, 1994 Merrill Lynch Institutional Tax-Exempt Fund was reorganized as a separate series of the Trust. The Trust has a fiscal year end of April 30. The following is a summary of significant accounting policies consistently followed by the Trust in conformity with generally accepted accounting principles.

 (a) The value of the Premier Institutional, Institutional, Government and Treasury Fund portfolio securities is determined on the basis of fair value as determined in good faith by the Trustees of the Trust. In determining fair value, securities for which market quotations are readily available are valued at market value. Other securities, if any, are valued at their fair value in the best judgment of Fund Asset Management, L.P., ("FAM") under procedures established by, and under the supervision of, the Trustees. Securities with remaining maturities of 60 days or less are valued by use of the amortized cost method. Institutional Tax-Exempt Fund's portfolio securities are carried at amortized cost which approximates market value.

 For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is deemed to be the demand notice payment period.

 (b) It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

 (c) Realized gains and losses on investments are computed on the basis of identified cost of the security sold.

 (d) Security transactions are accounted for on the date the securities are purchased or sold (the trade date). Interest income (after adjustment for amortization of premium or accretion of discount) is recorded as earned.

 (e) Deferred organization expenses are amortized over a period not exceeding five years. Prepaid registration fees are charged to income as the related shares are sold.

 (f) Repurchase agreements--The Premier Institutional Fund, the Institutional Fund and the Government Fund invest in U.S. Government & Agency securities pursuant to repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks to market such securities daily and, if necessary, receives additional securities to ensure that the contract is adequately collateralized.


 (g) During the year ended April 30, 1998, Merrill Lynch Institutional Tax-Exempt Fund reclassified amounts to reflect a decrease of $8,254 in both accumulated capital losses and undistributed net investment income as a result of a permanent difference arising from different treatments of market discount for book and tax purposes.


2. Investment Advisory Fees and Other
Transactions with Affiliates

Fund Asset Management, L.P., a subsidiary of Merrill Lynch & Co., Inc., provides investment advisory and corporate administrative services to the Trust for a fee, subject to certain limitations, at the following annual rates:

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements -- Continued
--------------------------------------------------------------------------------


                                Percentage of Average Daily Net Assets
                               ------------------------------------------
Premier Institutional           .15%
Fund .......................
Institutional Fund .........    .40% up to and including $250,000,000
                               plus .375% over $250,000,000 up to and
                                including $500,000,000
                               plus .35% over $500,000,000 up to and
                                including $750,000,000
                               plus .325% over $750,000,000
Government Fund
and Treasury Fund               .35% up to and including $500,000,000
                               plus .335% over $500,000,000 up to and
                                including $750,000,000
                               plus .32% over $750,000,000 up to and
                                including $1,000,000,000
                               plus .30% over $1,000,000,000
Institutional
Tax-Exempt Fund                 .45% up to and including $1,500,000,000
                               plus .425% over $1,500,000,000 up to and
                                including $2,000,000,000
                               plus .40% over $2,000,000,000

FAM has agreed to waive a portion of its advisory fees for the Institutional, Government, Treasury and Tax-Exempt Funds. The effective fee payable to FAM will be at the annual rate of 0.20% of each Fund's average daily net assets. FAM may discontinue waiver of the fee in whole or in part at any time without notice.

 For the year ended April 30, 1998, FAM waived a portion of its fees amounting to $8,619,014 for the Institutional Fund, $2,369,204 for the Government Fund, $974,269 for the Treasury Fund and $3,810,001 for the Institutional Tax-Exempt Fund.

 All officers and certain trustees of the Trust are affiliated with Merrill Lynch & Co., Inc.


3. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest in the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund ($.01 par value) and Institutional Tax-Exempt Fund ($.10 par value) of a single class. At April 30, 1998, capital paid-in aggregated $6,645,472,621 for Premier Institutional Fund, $7,373,694,806 for Institutional Fund, $2,114,794,326 for Government Fund, $758,257,032 for Treasury Fund and $1,804,571,031 for Institutional Tax-Exempt Fund. Transactions in shares at a constant net asset value of $1.00 per share were as follows:


                                             Year Ended         Period Ended
                                              April 30,          April 30,
Premier Institutional Fund                      1998                1997
---------------------------------------   ----------------   -----------------
Shares sold ...........................   80,884,136,647     12,237,737,259
Shares issued to shareholders
 in reinvestment of dividends .........      239,118,722         32,118,561
                                          --------------     --------------
  Total ...............................   81,123,255,369     12,269,855,820
Shares redeemed .......................   77,301,915,817      9,445,822,751
                                          --------------     --------------
  Net increase ........................    3,821,339,552      2,824,033,069
                                          ==============     ==============

 Prior to January 27, 1997 (commencement of operations) there were 100,000 shares of beneficial interest outstanding which were owned by FAM.



                                                   Year Ended April 30,
                                          --------------------------------------
Institutional Fund                              1998                 1997
---------------------------------------   ----------------   -------------------
Shares sold ...........................   42,976,137,621     67,124,483,921
Shares issued to shareholders
 in reinvestment of dividends .........      314,438,784        323,268,144
                                          --------------     --------------
  Total ...............................   43,290,576,405     67,447,752,065
Shares redeemed .......................   42,118,189,627     68,867,606,220
                                          --------------     --------------
  Net increase (decrease) .............    1,172,386,778     (1,419,854,155)
                                          ==============     ==============


                                                  Year Ended April 30,
                                          ------------------------------------
Government Fund                                 1998                1997
---------------------------------------   ----------------   -----------------
Shares sold ...........................   11,216,903,849     13,658,666,165
Shares issued to shareholders
 in reinvestment of dividends .........      100,120,146         92,067,429
                                          --------------     --------------
  Total ...............................   11,317,023,995     13,750,733,594
Shares redeemed .......................   11,220,047,484     13,376,732,157
                                          --------------     --------------
  Net increase ........................       96,976,511        374,001,437
                                          ==============     ==============


                                                 Year Ended April 30,
                                          -----------------------------------
Treasury Fund                                   1998               1997
---------------------------------------   ----------------   ----------------
Shares sold ...........................   4,496,611,001      3,277,418,270
Shares issued to shareholders
 in reinvestment of dividends .........      31,614,356         27,446,045
                                          -------------      -------------
  Total ...............................   4,528,225,357      3,304,864,315
Shares redeemed .......................   4,381,758,509      3,207,207,792
                                          -------------      -------------
  Net increase ........................     146,466,848         97,656,523
                                          =============      =============

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements -- Continued
--------------------------------------------------------------------------------

                                             Year Ended April 30,
                                      ----------------------------------
Institutional
Tax-Exempt Fund                             1998              1997
-----------------------------------   ---------------   ----------------
Shares sold .......................   9,422,006,794     5,129,231,992
Shares issued to shareholders
 in reinvestment of dividends .....      50,969,555        26,648,229
                                      -------------     -------------
  Total ...........................   9,472,976,349     5,155,880,221
Shares redeemed ...................   8,672,182,936     4,819,426,973
                                      -------------     -------------
  Net increase ....................     800,793,413       336,453,248
                                      =============     =============

4. Distributions

The Funds declare dividends daily, pay dividends monthly and automatically reinvest such dividends in additional Fund shares at net asset value, unless shareholders request payment in cash. Dividends for the Premier Institutional, Institutional, Government and Treasury Funds are declared from the total of net investment income, plus or minus realized gains or losses, if any, on investments.

 Dividends for the Institutional Tax-Exempt Fund are declared from net investment incomeexcluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually, after deducting prior years' loss carryovers. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

 At April 30, 1998, the Institutional Tax-Exempt Fund had net capital loss carryovers of $248,451 of which $90,891 expire in the year 2001, $17,520 expire in 2002 and $140,040 expire in 2003.

5. Trustees' Fees

Each Trustee who is not affiliated with the Trust or its adviser is paid an annual fee of $30,000 by the Trust. Trustees' fees are allocated among the five series of the Trust based on the net assets under management.

STATEMENT OF ADDITIONAL INFORMATION
-----------------------------------

                          Merrill Lynch Treasury Fund
                of Merrill Lynch Funds For Institutions Series


               One Financial Center, Boston, Massachusetts 02111


     For general information and purchases call 617-357-1460 or toll free 800-225-1576


     Merrill Lynch Treasury Fund is a no-load money fund whose objectives are to seek current income consistent with liquidity and security of principal. The Treasury Fund will attempt to achieve its investment objectives by investing in a portfolio of U.S. Treasury securities. The Treasury Fund is a series of Merrill Lynch Funds For Institutions Series (the "Trust"), a diversified, open-end management investment company.

     The Statement of Additional Information of the Treasury Fund is not a prospectus and should be read in conjunction with the Prospectus of the Treasury Fund (the "Prospectus") which has been filed with the Securities and Exchange Commission and is available upon oral or written request without charge. Copies of the Prospectus can be obtained by calling or by writing the Treasury Fund at the above telephone number or address. This Statement of Additional Information has been incorporated by reference into the Prospectus.


                               TABLE OF CONTENTS




                                                                     Page
                                                                    -----
     Investment Objectives and Policies ...........................    2
     Independent Auditors' Report .................................    4
     Financial Statements for the Fiscal Year ended April 30, 1998     5
     Appendix A:
      Management of the Trust .....................................  A-1
      Investment Advisory and Other Services ......................  A-4
      Portfolio Transactions ......................................  A-7
      Net Asset Value .............................................  A-8
      Dividends ...................................................  A-9
      Taxes .......................................................  A-11
       Federal ....................................................  A-11
       Massachusetts Income Tax ...................................  A-13
       Other Taxes ................................................  A-13
     Distributor ..................................................  A-13
     Yield Information ............................................  A-14
     General Information ..........................................  A-15



     The date of this Statement of Additional Information and the Prospectus is June 11, 1998.

                      INVESTMENT OBJECTIVES AND POLICIES

     Reference is made to "The Treasury Fund and Its Objectives" in the Prospectus for a discussion of the investment objectives and policies of the Treasury Fund. Subject to the investment restrictions described below, the Treasury Fund's investment objectives can be changed without shareholder approval.

     All investments of the Treasury Fund will be in securities with remaining maturities not exceeding 762 days (25 months). The dollar weighted average maturity of the Treasury Fund's portfolio will be 90 days or less.

     Forward or firm commitments for the purchase of U.S. Government securities may be entered into by the Treasury Fund, as described in "The Treasury Fund and Its Objectives" in the Prospectus. The purchase of the underlying securities will be recorded on the date the Treasury Fund enters into the commitment, and the value of the security will thereafter be reflected in the calculation of the Treasury Fund's net asset value. A separate account of the Treasury Fund will be established with State Street Bank and Trust Company, the Treasury Fund's custodian, consisting of cash or U.S. Government securities having a market value at all times until the delivery date at least equal to the amount of the forward purchase commitment. As stated in the Prospectus, the Treasury Fund may dispose of a commitment prior to settlement. Risks relating to these trading practices are briefly described in the Prospectus.

     The Treasury Fund may invest up to 10% of its total assets in obligations subject to repurchase agreements. The Treasury Fund will not acquire repurchase agreements if, as a result thereof, more than 10% of the value of its total assets would be invested in repurchase agreements.

     The limitation on the Treasury Fund's investment in obligations subject to repurchase agreements may adversely affect the Treasury Fund's yield, since the Treasury Fund earns a fee for entering into a repurchase agreement which increases the effective yield of the obligations underlying the repurchase agreement. The adverse effect of this limitation on the Treasury Fund's yield will be greater during periods in which yields on shorter term securities are higher than yields on longer term securities.

     In addition to the investment restrictions set forth in the Prospectus, the Treasury Fund has adopted the following investment restrictions, none of which may be changed without the approval of a majority of the Treasury Fund's outstanding shares, which for this purpose means the vote of (i) 67% or more of the Treasury Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Treasury Fund are present or represented by proxy, or (ii) more than 50% of the Treasury Fund's outstanding shares, whichever is less. The Treasury Fund may not:

     (1) Purchase securities other than U.S. Treasury bills, notes, and other obligations issued or guaranteed by the U.S. Government, some of which may be subject to repurchase agreements. There is no limit on the amount of its assets which may be invested in the securities of any one issuer of such obligations;

     (2) Act as an underwriter of securities;

     (3) Make loans, except that the Treasury Fund may purchase or hold debt obligations in accordance with its investment objectives and policies, may enter into repurchase agreements for such securities, and may lend its portfolio securities against collateral consisting of cash, or securities issued or guaranteed by the U.S. Government or its agencies, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of portfolio securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the


                                 Treasury Fund
   securities loaned, will not (together with all non-qualifying income) exceed 10% of the Treasury Fund's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies; and

     (4) Purchase securities on margin or make short sales of securities.

     Even though the above restrictions would permit investment in securities issued or guaranteed by U.S. Government agencies, the trustees, as a matter of investment policy, have determined that the Treasury Fund will not purchase any securities other than direct obligations of the U.S. Treasury. As a matter of operating policy, the Trustees of the Trust have determined that the Treasury Fund will not write put or call options.


                                 Treasury Fund
                                       3

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Trustees and Shareholders of

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Merrill Lynch Funds For Institutions Series (the "Trust"), consisting of Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund, Merrill Lynch Government Fund, Merrill Lynch Treasury Fund, and Merrill Lynch Institutional Tax-Exempt Fund (the "Funds"), as of April 30, 1998, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at April 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the respective Funds of Merrill Lynch Funds For Institutions Series at April 30, 1998, the results of their operations, the changes in their net assets, and their financial highlights for each of the respective periods presented in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 28, 1998

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Schedule of Investments
April 30, 1998


------------------------------------------------------------------------------------------------------------------
                                                                       Interest     Maturity       Value
                       Face Amount                                       Rate*        Date       (Note 1a)
------------------------------------------------------------------------------------------------------------------
U.S.                  $  5,702,000  U.S. Treasury Bills ............. 5.12%        05/21/98    $  5,685,797
Government               7,475,000  U.S. Treasury Bills ............. 5.13         05/28/98       7,446,240
Issues -- 98.1%         69,488,000  U.S. Treasury Bills ............. 5.00         05/28/98      69,227,420
                        10,000,000  U.S. Treasury Bills ............. 5.14         06/04/98       9,951,455
                        93,638,000  U.S. Treasury Notes ............. 6.13         05/15/98      93,662,580
                        61,500,000  U.S. Treasury Notes ............. 9.00         05/15/98      61,580,322
                        85,000,000  U.S. Treasury Notes ............. 6.00         05/31/98      85,038,840
                        50,000,000  U.S. Treasury Notes ............. 6.25         06/30/98      50,937,500
                       130,000,000  U.S. Treasury Notes ............. 8.25         07/15/98     130,792,194
                        70,670,000  U.S. Treasury Notes ............. 5.25         07/31/98      70,670,000
                        84,466,000  U.S. Treasury Notes ............. 6.25         07/31/98      84,677,165
                        27,000,000  U.S. Treasury Notes ............. 5.88         08/15/98      27,033,750
                        25,000,000  U.S. Treasury Notes ............. 6.13         08/31/98      25,058,595
                        23,000,000  U.S. Treasury Notes ............. 6.00         09/30/98      23,052,109
-------------------------------------------------------------------------------------------------------------------
                                    Total Investments -- 98.1%
                                    (Cost $743,874,141) .............                           744,813,967
-------------------------------------------------------------------------------------------------------------------
                                    Other Assets Less
                                    Liabilities -- 1.9% .............                            14,382,891
-------------------------------------------------------------------------------------------------------------------
                                    Net Assets -- Equivalent to $1.00
                                    Per Share on 758,257,032 Shares
                                    of Beneficial Interest
                                    Outstanding -- 100.0% ...........                          $759,196,858
-------------------------------------------------------------------------------------------------------------------

Note--Costs for federal income tax purposes are the same as those shown above. At April 30, 1998, net unrealized appreciation amounted to $939,826 and is comprised of $948,333 in appreciation and $8,507 in depreciation.


*U.S. Treasury Bills are purchased on a discount basis; the interest rate shown is the discount paid at the time of purchase by the Fund.
U.S. Treasury Notes bear interest payable at fixed dates or upon maturity.


                                 Treasury Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Statement of Assets and Liabilities
April 30, 1998
--------------------------------------------------------------------------------

Assets:
Total investments at value (identified cost $743,874,141) (Note 1a)....................   $744,813,967
Cash ..................................................................................        345,735
Interest receivable ...................................................................     14,452,318
Prepaid expense .......................................................................          1,391
                                                                                          ------------
   Total assets .......................................................................    759,613,411
                                                                                          ------------
Liabilities:
Advisory fee payable (Note 2) .........................................................        130,871
Dividends payable .....................................................................        231,138
Accrued expenses ......................................................................         54,544
                                                                                          ------------
    Total liabilities .................................................................        416,553
                                                                                          ------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on
 758,257,032 shares of beneficial interest outstanding) ...............................   $759,196,858
                                                                                          ============

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Statement of Operations
April 30, 1998
--------------------------------------------------------------------------------

Investment Income:
Interest and discount earned (Note 1d) ...............................     $35,145,485
                                                                           -----------
Expenses:
Investment advisory fee (Note 2) .......................    $2,294,733
Registration fees ......................................       166,174
Dividend and transfer agency fees ......................       100,281
Accounting and custodian services ......................        82,870
Legal and audit fees ...................................        12,789
Printing and shareholder reports .......................         6,891
Trustees' fees (Note 5) ................................         6,569
Insurance ..............................................         3,284
Miscellaneous ..........................................         3,760
                                                            ----------
     Total expense .....................................     2,677,351
Waived investment advisory fee (Note 2) ................      (974,269)      1,703,082
                                                            ----------     -----------
     Net investment income ...........................................      33,442,403
Realized and Unrealized Gain on Investments:
Net realized gain from investment transactions .........       384,816
Net unrealized appreciation of investments .............       886,152
                                                            ----------
   Net realized and unrealized gain from investments .................       1,270,968
                                                                           -----------
Net Increase in Net Assets Resulting From Operations .................     $34,713,371
                                                                           ===========



                                 Treasury Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                       Statements of Changes in Net Assets
                                                                     Year Ended April 30,
                                                                   ------------------------
                                                                     1998             1997
                                                               ---------------- ----------------
Increase in Net Assets:
Operations:
Net investment income ........................................  $  33,442,403    $  28,318,554
Net realized gain from investment transactions ...............        384,816          209,801
Net unrealized appreciation of investments ...................        886,152           63,853
                                                                -------------    -------------
Net increase in net assets resulting from operations .........     34,713,371       28,592,208
Total declared as dividends to shareholders (Note 4) .........    (33,827,219)     (28,528,355)
Capital share transactions (Note 3) ..........................    146,466,848       97,656,523
                                                                -------------    -------------
Net increase in net assets ...................................    147,353,000       97,720,376
Net Assets:
Beginning of year ............................................    611,843,858      514,123,482
                                                                -------------    -------------
End of year ..................................................  $ 759,196,858    $ 611,843,858
                                                                =============    =============

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Financial Highlights
--------------------------------------------------------------------------------

                                                                          Year Ended April 30,
                                                             ---------------------------------------------
                                                        1998         1997         1996         1995         1994
                                                    ------------ ------------ ------------ ------------ ------------
Net Asset Value, beginning of period ............     $   1.00      $  1.00      $  1.00      $  1.00      $  1.00
Income from Investment Operations:
 Net investment income ..........................         .051         .049         .052         .045         .027
Less Distributions:
 Dividends from net investment income ...........        (.051)       (.049)       (.052)       (.045)       (.027)
                                                      --------     --------     --------     --------     --------
Net Asset Value, end of period ..................     $   1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                      ========     ========     ========     ========     ========
Total Return ....................................         5.24%        5.08%        5.37%        4.68%        2.82%
Ratios/Supplemental Data:
 Net Assets, end of period (000) ................     $759,197     $611,844     $514,123     $342,844     $266,953
 Ratio of expenses to average net assets
  (before waiver) ...............................          .41%         .42%         .41%         .44%         .45%
 Ratio of expenses to average net assets
  (after waiver) ................................          .26%         .27%         .26%         .29%         .39%
 Ratio of net investment income, including
  realized and unrealized gains and losses,
  to average net assets (before waiver) .........         5.11%        4.85%        5.09%        4.58%        2.67%
 Ratio of net investment income, including
  realized and unrealized gains and losses,
  to average net assets (after waiver) ..........         5.26%        5.00%        5.24%        4.73%        2.73%



                                 Treasury Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements
--------------------------------------------------------------------------------


1. Significant Accounting Policies

Merrill Lynch Funds For Institutions Series (the "Trust") was organized as a Massachusetts business trust on May 7, 1987, and is registered under the Investment Company Act of 1940 as a diversified, open-end management company. On January 27, 1997, Merrill Lynch Premier Institutional Fund commenced operations as a separate series of the Trust. On February 18, 1994 Merrill Lynch Institutional Tax-Exempt Fund was reorganized as a separate series of the Trust. The Trust has a fiscal year end of April 30. The following is a summary of significant accounting policies consistently followed by the Trust in conformity with generally accepted accounting principles.

 (a) The value of the Premier Institutional, Institutional, Government and Treasury Fund portfolio securities is determined on the basis of fair value as determined in good faith by the Trustees of the Trust. In determining fair value, securities for which market quotations are readily available are valued at market value. Other securities, if any, are valued at their fair value in the best judgment of Fund Asset Management, L.P., ("FAM") under procedures established by, and under the supervision of, the Trustees. Securities with remaining maturities of 60 days or less are valued by use of the amortized cost method. Institutional Tax-Exempt Fund's portfolio securities are carried at amortized cost which approximates market value.

 For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is deemed to be the demand notice payment period.

 (b) It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

 (c) Realized gains and losses on investments are computed on the basis of identified cost of the security sold.

 (d) Security transactions are accounted for on the date the securities are purchased or sold (the trade date). Interest income (after adjustment for amortization of premium or accretion of discount) is recorded as earned.

 (e) Deferred organization expenses are amortized over a period not exceeding five years. Prepaid registration fees are charged to income as the related shares are sold.

 (f) Repurchase agreements--The Premier Institutional Fund, the Institutional Fund and the Government Fund invest in U.S. Government & Agency securities pursuant to repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks to market such securities daily and, if necessary, receives additional securities to ensure that the contract is adequately collateralized.


 (g) During the year ended April 30, 1998, Merrill Lynch Institutional Tax-Exempt Fund reclassified amounts to reflect a decrease of $8,254 in both accumulated capital losses and undistributed net investment income as a result of a permanent difference arising from different treatments of market discount for book and tax purposes.


2. Investment Advisory Fees and Other
Transactions with Affiliates

Fund Asset Management, L.P., a subsidiary of Merrill Lynch & Co., Inc., provides investment advisory and corporate administrative services to the Trust for a fee, subject to certain limitations, at the following annual rates:

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements -- Continued
--------------------------------------------------------------------------------


                                Percentage of Average Daily Net Assets
                               ------------------------------------------
Premier Institutional           .15%
Fund .......................
Institutional Fund .........    .40% up to and including $250,000,000
                               plus .375% over $250,000,000 up to and
                                including $500,000,000
                               plus .35% over $500,000,000 up to and
                                including $750,000,000
                               plus .325% over $750,000,000
Government Fund
and Treasury Fund               .35% up to and including $500,000,000
                               plus .335% over $500,000,000 up to and
                                including $750,000,000
                               plus .32% over $750,000,000 up to and
                                including $1,000,000,000
                               plus .30% over $1,000,000,000
Institutional
Tax-Exempt Fund                 .45% up to and including $1,500,000,000
                               plus .425% over $1,500,000,000 up to and
                                including $2,000,000,000
                               plus .40% over $2,000,000,000

FAM has agreed to waive a portion of its advisory fees for the Institutional, Government, Treasury and Tax-Exempt Funds. The effective fee payable to FAM will be at the annual rate of 0.20% of each Fund's average daily net assets. FAM may discontinue waiver of the fee in whole or in part at any time without notice.

 For the year ended April 30, 1998, FAM waived a portion of its fees amounting to $8,619,014 for the Institutional Fund, $2,369,204 for the Government Fund, $974,269 for the Treasury Fund and $3,810,001 for the Institutional Tax-Exempt Fund.

 All officers and certain trustees of the Trust are affiliated with Merrill Lynch & Co., Inc.


3. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest in the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund ($.01 par value) and Institutional Tax-Exempt Fund ($.10 par value) of a single class. At April 30, 1998, capital paid-in aggregated $6,645,472,621 for Premier Institutional Fund, $7,373,694,806 for Institutional Fund, $2,114,794,326 for Government Fund, $758,257,032 for Treasury Fund and $1,804,571,031 for Institutional Tax-Exempt Fund. Transactions in shares at a constant net asset value of $1.00 per share were as follows:


                                             Year Ended         Period Ended
                                              April 30,          April 30,
Premier Institutional Fund                      1998                1997
---------------------------------------   ----------------   -----------------
Shares sold ...........................   80,884,136,647     12,237,737,259
Shares issued to shareholders
 in reinvestment of dividends .........      239,118,722         32,118,561
                                          --------------     --------------
  Total ...............................   81,123,255,369     12,269,855,820
Shares redeemed .......................   77,301,915,817      9,445,822,751
                                          --------------     --------------
  Net increase ........................    3,821,339,552      2,824,033,069
                                          ==============     ==============

 Prior to January 27, 1997 (commencement of operations) there were 100,000 shares of beneficial interest outstanding which were owned by FAM.



                                                   Year Ended April 30,
                                          --------------------------------------
Institutional Fund                              1998                 1997
---------------------------------------   ----------------   -------------------
Shares sold ...........................   42,976,137,621     67,124,483,921
Shares issued to shareholders
 in reinvestment of dividends .........      314,438,784        323,268,144
                                          --------------     --------------
  Total ...............................   43,290,576,405     67,447,752,065
Shares redeemed .......................   42,118,189,627     68,867,606,220
                                          --------------     --------------
  Net increase (decrease) .............    1,172,386,778     (1,419,854,155)
                                          ==============     ==============


                                                  Year Ended April 30,
                                          ------------------------------------
Government Fund                                 1998                1997
---------------------------------------   ----------------   -----------------
Shares sold ...........................   11,216,903,849     13,658,666,165
Shares issued to shareholders
 in reinvestment of dividends .........      100,120,146         92,067,429
                                          --------------     --------------
  Total ...............................   11,317,023,995     13,750,733,594
Shares redeemed .......................   11,220,047,484     13,376,732,157
                                          --------------     --------------
  Net increase ........................       96,976,511        374,001,437
                                          ==============     ==============


                                                 Year Ended April 30,
                                          -----------------------------------
Treasury Fund                                   1998               1997
---------------------------------------   ----------------   ----------------
Shares sold ...........................   4,496,611,001      3,277,418,270
Shares issued to shareholders
 in reinvestment of dividends .........      31,614,356         27,446,045
                                          -------------      -------------
  Total ...............................   4,528,225,357      3,304,864,315
Shares redeemed .......................   4,381,758,509      3,207,207,792
                                          -------------      -------------
  Net increase ........................     146,466,848         97,656,523
                                          =============      =============

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements -- Continued
--------------------------------------------------------------------------------

                                             Year Ended April 30,
                                      ----------------------------------
Institutional
Tax-Exempt Fund                             1998              1997
-----------------------------------   ---------------   ----------------
Shares sold .......................   9,422,006,794     5,129,231,992
Shares issued to shareholders
 in reinvestment of dividends .....      50,969,555        26,648,229
                                      -------------     -------------
  Total ...........................   9,472,976,349     5,155,880,221
Shares redeemed ...................   8,672,182,936     4,819,426,973
                                      -------------     -------------
  Net increase ....................     800,793,413       336,453,248
                                      =============     =============

4. Distributions

The Funds declare dividends daily, pay dividends monthly and automatically reinvest such dividends in additional Fund shares at net asset value, unless shareholders request payment in cash. Dividends for the Premier Institutional, Institutional, Government and Treasury Funds are declared from the total of net investment income, plus or minus realized gains or losses, if any, on investments.

 Dividends for the Institutional Tax-Exempt Fund are declared from net investment incomeexcluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually, after deducting prior years' loss carryovers. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

 At April 30, 1998, the Institutional Tax-Exempt Fund had net capital loss carryovers of $248,451 of which $90,891 expire in the year 2001, $17,520 expire in 2002 and $140,040 expire in 2003.

5. Trustees' Fees

Each Trustee who is not affiliated with the Trust or its adviser is paid an annual fee of $30,000 by the Trust. Trustees' fees are allocated among the five series of the Trust based on the net assets under management.

STATEMENT OF ADDITIONAL INFORMATION
-----------------------------------

                  Merrill Lynch Institutional Tax-Exempt Fund
                of Merrill Lynch Funds For Institutions Series


               One Financial Center, Boston, Massachusetts 02111


     For general information and purchases call 617-357-1460 or toll free 800-225-1576


     Merrill Lynch Institutional Tax-Exempt Fund is a no-load money fund whose objectives are to seek current income exempt from federal income taxes, preservation of capital and liquidity available from investing in a diversified portfolio of short-term, high quality Tax-Exempt Securities. The Tax-Exempt Fund is designed primarily for institutions as an economical and convenient means for the investment of short-term funds. The Tax-Exempt Fund is a separate series of Merrill Lynch Funds For Institutions Series (the "Trust"), a diversified, open-end management investment company.

     The Statement of Additional Information of the Tax-Exempt Fund is not a prospectus and should be read in conjunction with the Prospectus of the Tax-Exempt Fund (the "Prospectus") which has been filed with the Securities and Exchange Commission and is available upon oral or written request without charge. Copies of the Prospectus can be obtained by calling or by writing the Tax-Exempt Fund at the above telephone number or address. This Statement of Additional Information has been incorporated by reference into the Prospectus.

                               TABLE OF CONTENTS




                                                                             Page
                                                                            -----
     Investment Objectives and Policies ...................................    2
     Investment Restrictions ..............................................    3
     Independent Auditors' Report .........................................    5
     Audited Financial Statements for the Fiscal Year Ended April 30, 1998     6
     Appendix A:
      Management of the Trust .............................................  A-1
      Investment Advisory and Other Services ..............................  A-4
      Portfolio Transactions ..............................................  A-7
      Net Asset Value .....................................................  A-8
      Dividends ...........................................................  A-9
      Taxes ...............................................................  A-11
       Federal ............................................................  A-11
       Massachusetts Income Tax ...........................................  A-13
       Other Taxes ........................................................  A-13
      Distributor .........................................................  A-13
      Yield Information ...................................................  A-14
      General Information .................................................  A-15
      Appendix B:
       Information Concerning Tax-Exempt Securities .......................  B-1



     The date of this Statement of Additional Information and the Prospectus is June 11, 1998.

                      INVESTMENT OBJECTIVES AND POLICIES

     Reference is made to "The Tax-Exempt Fund and Its Objectives" in the Prospectus for a discussion of the investment objectives and policies of the Tax-Exempt Fund.

     All of the investments of the Tax-Exempt Fund will be in securities with remaining maturities of up to 397 days (13 months). The dollar weighted average maturity of the Tax-Exempt Fund's portfolio will be 90 days or less. The Tax-Exempt Fund can be expected to offer a lower yield than longer-term municipal bond funds since Tax-Exempt Securities (see Appendix B for a description of Tax-Exempt Securities) with longer maturities tend to produce higher yields. Interest rates in the short-term Tax-Exempt Securities market also may fluctuate more widely from time to time than interest rates in the long-term municipal bond market. However, because of the shorter maturities, the market value of the Tax-Exempt Securities held by the Tax-Exempt Fund can be expected to fluctuate less in value as a result of changes in interest rates.

     The Tax-Exempt Fund may also invest in short-term municipal notes, variable rate demand notes ("VRDNs"), participation interests in VRDNs held by a financial institution ("Participating VRDNs"), short-term tax-exempt commercial paper obligations and floating rate tax-exempt demand notes. See Appendix B for a discussion of the above investment instruments.

     VRDNs are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid balance plus accrued interest upon a short notice period. The interest rates are adjustable at periodic intervals to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are frequently based upon the prime rate of a bank or some other appropriate interest rate adjustment index.

     The maturity of VRDNs (including Participating VRDNs) are deemed to be the longer of (i) the notice period required before the Tax-Exempt Fund is entitled to receive payment of the principal amount of the VRDN upon demand or (ii) the period remaining until the VRDN's next interest rate adjustment. If not redeemed by the Tax-Exempt Fund through the demand feature, VRDNs mature on a specified date which may range up to thirty years from the date of issuance. The Tax-Exempt Fund will not invest more than 20% of its total assets in Participating VRDNs.

     Certain tax-exempt instruments (primarily VRDNs and Participating VRDNs) may be entitled to the benefit of standby letters of credit or similar commitments issued by banks and, in such instances, the Trustees of the Trust will take into account the obligation of the bank in assessing the quality of such instrument. The Tax-Exempt Fund may also purchase other types of tax-exempt instruments if, in the opinion of the Trustees of the Trust, such obligations are equivalent to securities having the ratings described in the Appendix to the Prospectus.

     The performance of the Tax-Exempt Fund will be affected by general changes in interest rates on short-term Tax-Exempt Securities. Such changes will affect the yield on the Tax-Exempt Fund's subsequent investments, will result in increases or decreases in the value of the obligations then held by the Tax-Exempt Fund and will thereby affect the rate of return on the shares of the Tax-Exempt Fund. If interest rates have increased since the time a security was purchased, the value of that security will generally decrease. The impact on value is lessened by the short-term maturities of the investment of the Tax-Exempt Fund. Short-term securities tend to fluctuate less in value due to changes in interest rates than do longer term securities. Preservation of capital is a prime investment objective of the Tax-Exempt Fund, and, while the types of short-term Tax-Exempt Securities in which the Tax-Exempt Fund


                                Tax-Exempt Fund
invests are not completely risk free, the Tax-Exempt Fund believes that securities having the rating characteristics described above have a lower principal risk than lower rated obligations and generally have a lower principal risk than longer term obligations which entail the risk of changing conditions over a longer period of time.

     As indicated under "Redemptions" in the Prospectus, payments of proceeds upon redemption of shares generally will be made on the same day the redemption request is received. Tax-Exempt Securities generally do not trade on the basis of same-day settlements. As a result, the Tax-Exempt Fund may be required to maintain cash reserves or incur temporary bank borrowings so that it can make such redemption payments. This will reduce the Tax-Exempt Fund's yield. The Trustees of the Trust will re-examine the Tax-Exempt Fund's policy of making redemption payments on the date redemption orders are received if that policy has a significant impact on the Tax Exempt Fund's yield.

     Purchase of Tax-Exempt Securities on a when-issued basis. Tax-Exempt Securities may at times be purchased or sold on a delayed delivery basis or a when-issued basis. These transactions arise when securities are purchased or sold by the Tax-Exempt Fund with payment and delivery taking place in the future, often a month or more after the purchase. The payment obligation and the interest rate are each fixed at the time the buyer enters into the commitment. During the period between the making of the commitment and delivery of the securities, the Tax-Exempt Fund will not earn any income on the securities subject to the commitment, but will be exposed to changes in the market value of such securities. The Tax-Exempt Fund will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Tax-Exempt Fund may sell these securities prior to settlement date if it is deemed advisable. Purchasing Tax-Exempt Securities on a when-issued basis involves the risk that the yield available in the market when delivery takes place may actually be higher than those obtained in the transaction itself; if yields so increase, the value of the when-issued obligation will generally decrease. The Tax-Exempt Fund will maintain a separate account at its custodian bank consisting of cash or liquid Tax-Exempt Securities (valued on a daily basis) equal at all times to the amount of the when-issued commitment.


     Purchase of securities with puts. The Tax-Exempt Fund has authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when it can simultaneously acquire the right to sell the securities back to the seller at an agreed upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "put." The Tax-Exempt Fund does not currently intend to enter into such transactions but reserves the right to do so in the future. No transactions will be entered into for the Tax-Exempt Fund unless the Trustees of the Trust have approved the proposed terms of such transactions and such terms are set forth in a subsequent prospectus which has been declared effective by the Securities and Exchange Commission. In addition, the Tax-Exempt Fund may be required to obtain an exemptive order from the Securities and Exchange Commission permitting it to acquire puts. The right to engage in such transactions is a fundamental policy of the Tax-Exempt Fund, which may only be changed by shareholder vote.


                            INVESTMENT RESTRICTIONS


     In addition to those restrictions and policies set forth in "Investment Restrictions" in the Prospectus, the Tax-Exempt Fund has adopted the following restrictions and policies relating to the investment of its assets and its activities. These are fundamental policies and may not be changed without the approval of the holders of a majority of the Tax-Exempt Fund's outstanding shares (for this purpose a majority of the shares means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).


                                Tax-Exempt Fund

     The Tax-Exempt Fund may not: (1) make investments for the purpose of exercising control or management; (2) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (3) purchase or sell real estate (provided that such restriction shall not apply to tax-exempt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein), commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs; (4) make loans to other persons, provided that the Tax-Exempt Fund may purchase a portion of an issue of tax-exempt securities (the acquisition of a portion of an issue of tax-exempt securities or bonds, debentures or other debt securities which are not publicly distributed is considered to be the making of a loan under the Investment Company Act of 1940); (5) act as an underwriter of securities, except to the extent that the Tax-Exempt Fund may technically be deemed an underwriter when engaged in the activities described in (4) above or insofar as the Tax-Exempt Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities; (6) invest more than 5% of its total assets (taken at market value at the time of each investment) in industrial revenue bonds where the entity supplying the revenues from which the issue is to be paid, including predecessors, has a record of less than three years of continuous operation; (7) purchase any securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities; or (8) make short sales of securities or maintain a short position or invest in put call, straddle or spread options; provided, however, that the Tax-Exempt Fund shall have the authority to purchase tax-exempt securities subject to put options as set forth under "Investment Objectives and Policies" above.

     For purposes of the restriction on the Tax-Exempt Fund's investing more than 5% of its total assets in the securities of any one issuer except securities backed by the U.S. Government or its agencies or instrumentalities (as more fully set forth in "Investment Restrictions" in the Prospectus), the Tax-Exempt Fund will regard each state and each political subdivision, agency or instrumentality of such state and each multistate agency of which such state is a member and each public authority which issues securities on behalf of a private entity as a separate issuer, except that if the security is backed only by the assets and revenues of an entity other than the issuer then the entity with the ultimate responsibility for the payment of interest and principal may be regarded as the sole issuer.

     With respect to the restriction on the Tax-Exempt Fund's borrowing amounts in excess of 20% of its total assets, as more fully set forth in "Investment Restrictions" in the Prospectus, it should be noted that usually only "leveraged" investment companies may borrow in excess of 5% of their assets; however, the Tax-Exempt Fund will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities. Interest paid on such borrowings will reduce net income.


                                Tax-Exempt Fund

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Trustees and Shareholders of

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Merrill Lynch Funds For Institutions Series (the "Trust"), consisting of Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund, Merrill Lynch Government Fund, Merrill Lynch Treasury Fund, and Merrill Lynch Institutional Tax-Exempt Fund (the "Funds"), as of April 30, 1998, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at April 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the respective Funds of Merrill Lynch Funds For Institutions Series at April 30, 1998, the results of their operations, the changes in their net assets, and their financial highlights for each of the respective periods presented in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 28, 1998

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments
April 30, 1998


------------------------------------------------------------------------------------------------------
                                                                                              Value
                Face Amount                             Issue                               (Note 1a)
------------------------------------------------------------------------------------------------------
Arizona --      $13,000,000  Maricopa County, Arizona PCR (El Paso Electric Co.
2.7%                          Project) VRDN 4.05% due 07/01/2014 (a) ...................  $ 13,000,000
                             Salt River Project of Arizona, Agricultural Improvement
                              & Electrical Systems Revenue CP:
                 25,000,000   3.55% due 07/13/1998 .....................................    25,000,000
                 11,100,000   3.65% due 09/01/1998 .....................................    11,100,000
------------------------------------------------------------------------------------------------------
Colorado --      11,695,000  Denver, Colorado City & County Airport Revenue
1.4%                          (Municipal Securities Trust Receipts--SGA 18)
                              VRDN 4.20% due 11/15/2025 (a) ............................    11,695,000
                  7,000,000  Fort Morgan, Colorado Waterworks & Distribution
                              Enterprise Water Revenue VRDN 4.30% due
                              12/01/2017 (a) ...........................................     7,000,000
                  6,000,000  Montrose, Colorado IDR (Scaled Manufacturing Inc.)
                              VRDN 4.40% due 12/01/2005 (a) ............................     6,000,000
------------------------------------------------------------------------------------------------------
District of      12,350,000  District of Columbia (Municipal Securities Trust
Columbia --                   Receipts--SGA 62) DDN 4.25%
5.0%                          due 06/01/2017 (a) .......................................    12,350,000
                             District of Columbia General Fund Recovery DDN:
                 32,200,000   (Series B-2) 4.35% due 06/01/2003 (a) ....................    32,200,000
                 37,200,000   (Series B-3) 4.35% due 06/01/2003 (a) ....................    37,200,000
                  9,200,000  District of Columbia Housing Finance Agency Mortgage
                              Revenue FXRDN 4.05% due 09/01/1998 .......................     9,200,000
------------------------------------------------------------------------------------------------------
Florida --       18,885,000  Broward County, Florida Professional Sports Facilities
9.7%                          Tax Revenue (Municipal Securities Trust Receipts--
                              SGA 38) VRDN 4.20% due 09/01/2021 (a) ....................    18,885,000
                             Florida Local Government Finance Authority Revenue
                              (Pooled Loan Note-Series A) CP:
                 15,000,000   3.60% due 07/29/1998 .....................................    15,000,000
                 25,000,000   3.70% due 09/01/1998 .....................................    25,000,000
                 24,265,000  Florida State Board of Education Capital Outlay
                              (Municipal Securities Trust Receipts--SGA 67)
                              DDN 4.25% due 06/01/2022 (a) .............................    24,265,000
                 10,700,000  Jacksonville, Florida Electric Authority Revenue CP
                              3.70% due 05/21/1998 .....................................    10,700,000
                  4,800,000  Lee County, Florida IDA Revenue (Raymond Building
                              Supply Corp.) VRDN 4.38% due 04/01/2017 (a) ..............     4,800,000
                  8,900,000  Sarasota County, Florida Health Facilities Authority
                              Hospital Revenue (Sarasota Memorial Hospital) CP
                              3.70% due 05/22/1998 .....................................     8,900,196
                             Sunshine State Governmental Financing Commission
                              Revenue (Series B) CP:
                 29,500,000   3.55% due 05/01/1998 .....................................    29,500,000

                                Tax-Exempt Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1998


--------------------------------------------------------------------------------------------------------
                                                                                                Value
                 Face Amount                              Issue                               (Note 1a)
--------------------------------------------------------------------------------------------------------
Florida          $10,000,000   3.65% due 05/08/1998 ......................................  $ 10,000,000
(continued)       10,000,000   3.60% due 07/13/1998 ......................................    10,000,000
                  17,800,000  Tampa, Florida Sports Authority Revenue (Municipal
                               Securities Trust Receipts--SGA 61) DDN 4.25%
                               due 01/01/2027 (a) ........................................    17,800,000
--------------------------------------------------------------------------------------------------------
Georgia --         6,860,000  Albany & Dougherty County, Georgia Hospital Authority
4.0%                           Revenue (Phoebe Putney Memorial Hospital) VRDN
                               4.30% due 09/01/2026 (a) ..................................     6,860,000
                   5,400,000  Atlanta, Georgia Urban Residential Finance Authority M/F
                               Revenue (New Community East Lake Project) VRDN
                               4.20% due 11/01/2028 (a) ..................................     5,400,000
                   6,900,000  Atlanta, Georgia Urban Residential Finance Authority
                               Revenue (The Park at Lakewood) VRDN 4.20% due
                               11/01/2022 (a) ............................................     6,900,000
                  40,000,000  Burke County, Georgia Development Authority PCR CP
                               3.60% due 07/09/1998 ......................................    40,000,000
                   1,000,000  Columbus, Georgia Development Authority IDR (Georgia
                               Packaging Inc.) VRDN 4.40% due 01/01/2012 (a) .............     1,000,000
                   2,570,000  Eagles Tax-Exempt Trust--Georgia Residential Finance
                               Authority (Single Family) FXRDN 3.90%
                               due 06/01/1998 ............................................     2,570,000
                   9,000,000  La Grange, Georgia Development Authority IDR (Reltec
                               Corp. Project) VRDN 4.30% due 12/01/2021 (a) ..............     9,000,000
--------------------------------------------------------------------------------------------------------
Idaho --           3,840,000  Madison, Idaho Economic Development Corp. IDR (Floyd
0.2%                           Wilcox & Sons, Inc. Project) VRDN 4.38%
                               due 08/01/2012 (a) ........................................     3,840,000
--------------------------------------------------------------------------------------------------------
Illinois --        4,300,000  Chicago, Illinois IDR (Enterprise Center Project) VRDN
7.9%                           4.38% due 06/01/2022 (a) ..................................     4,300,000
                   6,700,000  Chicago, Illinois Solid Waste Disposal Facilities Revenue
                               (Groot Industries Inc.) VRDN 4.40% due 12/01/2015 (a) .....     6,700,000
                   3,325,000  Des Plaines, Illinois IDR (East Golf Road LLC Project)
                               VRDN 4.40% due 05/01/2017 (a) .............................     3,325,000
                   3,300,000  Elgin, Illinois IDR (Starro Precision Products Inc.) VRDN
                               4.45% due 06/01/2025 (a) ..................................     3,300,000
                   2,300,000  Geneva, Illinois IDR (Continental Envelope Corp. Project)
                               VRDN 4.40% due 09/01/2006 (a) .............................     2,300,000
                   8,000,000  Illinois Health Facilities Authority Revenue (Evanston
                               Hospital Corp. Project) CP 3.85% due 02/01/1999 ...........     8,000,000
                  14,000,000  Illinois Health Facilities Authority Revenue (Resurrection
                               Health Care Systems) DDN 4.25% due 05/01/2011 (a) .........    14,000,000
                   9,700,000  Illinois Health Facilities Authority Revenue (Northwestern
                               Memorial Hospital) DDN 4.25% due 08/15/2025 (a) ...........     9,700,000


                                Tax-Exempt Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1998


----------------------------------------------------------------------------------------------------------
                                                                                                  Value
                 Face Amount                               Issue                                (Note 1a)
----------------------------------------------------------------------------------------------------------
Illinois         $ 7,300,000  Illinois Health Facilities Authority Revenue
(continued)                    (Riverside Health Systems--Series B) VRDN
                               4.15% due 11/15/2016 (a) .....................................  $ 7,300,000
                   5,000,000  Illinois Health Facilities Authority Revenue (Pekin
                               Memorial Hospital) VRDN 4.20% due 08/15/2017 (a) .............    5,000,000
                  10,000,000  Illinois Health Facilities Authority Revenue (Friendship
                               Village--Series B) VRDN 4.20% due 12/01/2020 (a) .............   10,000,000
                  19,000,000  Illinois Health Facilities Authority Revenue (Little
                               Company of Mary Hospital & Health Care) VRDN
                               4.20% due 08/15/2021 (a) .....................................   19,000,000
                              Illinois Housing Development Authority Revenue
                               (Homeowner Mortgage) FXRDN:
                   8,250,000   (Series B-1) 4.10% due 07/07/1998 ............................    8,250,000
                  15,215,000   (Series B-2) 4.15% due 07/07/1998 ............................   15,215,000
                   1,055,000   (Series B) 3.85% due 04/29/1999 ..............................    1,053,485
                   6,160,000   (Series B-2) 3.85% due 04/29/1999 ............................    6,151,154
                   2,000,000  Illinois State Development Finance Authority
                               (CPR/Downers Grove Partnership) IDR VRDN 4.30%
                               due 12/01/2005 (a) ...........................................    2,000,000
                   1,700,000  Illinois State Development Finance Authority IDR (Revcor
                               Inc. Project) VRDN 4.25% due 06/01/2008 (a) ..................    1,700,000
                   3,245,000  Illinois State Development Finance Authority IDR
                               (Rockford College Project) VRDN 4.25% due
                               02/01/2001 (a) ...............................................    3,245,000
                   3,500,000  Illinois State Development Finance Authority IDR
                               (Design Automotive LLC Project) VRDN 4.40% due
                               06/01/2011 (a) ...............................................    3,500,000
                   2,500,000  Illinois State Educational Facilities Authority Revenue
                               (Art Institute of Chicago) VRDN 4.20% due
                               03/01/2027 (a) ...............................................    2,500,000
                   2,675,000  Peoria, Illinois IDR (CDC Realty L.P. Project) VRDN
                               4.25% due 12/01/2014 (a) .....................................    2,675,000
                   4,000,000  Upper Illinois River Valley Authority, Solid Waste Disposal
                               Revenue (Exolon-Esk Co. Project) VRDN 4.30% due
                               12/01/2021 (a) ...............................................    4,000,000
----------------------------------------------------------------------------------------------------------
Indiana --         6,660,000  Anderson, Indiana EDR (Applecreek Commons L.P.)
4.6%                           VRDN 4.30% due 12/01/2027 (a) ................................    6,660,000
                   2,945,000  Bloomington, Indiana EDR (Bloomington Square Project)
                               VRDN 4.15% due 12/01/2008 (a) ................................    2,945,000
                   2,500,000  Connersville, Indiana EDR (Inland Southern Corp.
                               Project) VRDN 4.35% due 02/01/2012 (a) .......................    2,500,000
                   4,600,000  Elkhart County, Indiana EDR (Patriot Homes Inc. Project)
                               VRDN 4.38% due 08/01/2012 (a) ................................    4,600,000

                                 Tax-Exempt Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1998


-----------------------------------------------------------------------------------------------------
                                                                                             Value
                 Face Amount                             Issue                             (Note 1a)
-----------------------------------------------------------------------------------------------------
Indiana          $ 3,000,000  Greencastle, Indiana IDR (Crown Equipment Corp.
(continued)                    Project) VRDN 4.35% due 02/01/2011 (a) ..................  $ 3,000,000
                     840,000  Greendale, Indiana EDR (Pripak Inc. Project) VRDN
                               4.35% due 12/01/2003 (a) ................................      840,000
                  11,300,000  Indianapolis, Indiana Gas Utility Revenue CP 3.60% due
                               07/09/1998 ..............................................   11,300,000
                   2,600,000  Indiana State Development Finance Authority EDR
                               (Hart Housing Group Inc. Project) VRDN 4.38% due
                               06/01/2011 (a) ..........................................    2,600,000
                   3,300,000  Indiana State Development Finance Authority EDR
                               (Haulin Trailers Project) VRDN 4.40% due
                               12/01/2017 (a) ..........................................    3,300,000
                   2,245,000  Indiana State Development Finance Authority IDR
                               (Centurion Industries Inc. Project) VRDN 4.35% due
                               10/01/2005 (a) ..........................................    2,245,000
                   4,745,000  Indiana State Educational Facilities Authority Revenue
                               (Wesleyan University Project) VRDN 4.20% due
                               12/01/2015 (a) ..........................................    4,745,000
                  12,900,000  Indiana State Health Facilities Financing Authority
                               Revenue (Capital Access Designation Project) VRDN
                               4.15% due 04/01/2013 (a) ................................   12,900,000
                   5,000,000  Indiana State Health Facilities Financing Authority
                               Revenue (Hartsfield Village Project) VRDN 4.15% due
                               08/15/2027 (a) ..........................................    5,000,000
                  12,000,000  Jasper County, Indiana PCR (Northern Indiana Public
                               Service Co.) DDN 4.25% due 04/01/2019 (a) ...............   12,000,000
                   2,000,000  Muncie, Indiana IDR (Diamond Plastics Corp. Project)
                               VRDN 4.25% due 10/01/2006 (a) ...........................    2,000,000
                   1,725,000  New Castle, Indiana EDR (Barden Homes Indiana Inc.)
                               VRDN 4.25% due 08/01/2010 (a) ...........................    1,725,000
                   2,385,000  Saint Joseph County, Indiana Hospital Authority (Madison
                               Center Inc. Project) VRDN 4.23% due 03/04/2015 (a) ......    2,385,000
                   2,000,000  Westfield, Indiana IDR (Standard Locknut Inc. Project)
                               VRDN 4.25% due 02/01/2002 (a) ...........................    2,000,000
-----------------------------------------------------------------------------------------------------
Kansas --         32,000,000  Butler County, Kansas Solid Waste Disposal &
1.8%                           Cogeneration Revenue (Texaco Refining & Marketing)
                               DDN 4.40% due 08/01/2024 (a) ............................   32,000,000
                   1,150,000  Spring Hill, Kansas IDR (Abrasive Engineering Project)
                               VRDN 4.25% due 10/01/2016 (a) ...........................    1,150,000
-----------------------------------------------------------------------------------------------------
Kentucky --        3,500,000  Graves County, Kentucky IDR (Seaboard Farms
3.7%                           Kentucky Inc. Project) VRDN 4.35% due
                               12/01/2012 (a) ..........................................    3,500,000

                                 Tax-Exempt Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1998


-------------------------------------------------------------------------------------------------------
                                                                                               Value
                 Face Amount                              Issue                              (Note 1a)
-------------------------------------------------------------------------------------------------------
Kentucky                      Jefferson County, Kentucky Industrial Building Revenue
(continued)                    (Thomas Development Project) VRDN:
                 $ 1,800,000   4.35% due 04/10/2010 (a) ..................................  $ 1,800,000
                   1,090,000   4.35% due 10/01/2011 (a) ..................................    1,090,000
                              Kentucky Area Development Districts Financing Trust Lease
                               Program Revenue (Calloway County Fire District) VRDN:
                   3,675,000   (Series D-1) 4.23% due 12/01/2031 (a) .....................    3,675,000
                     490,000   (Series D-2) 4.23% due 12/01/2031 (a) .....................      490,000
                   3,810,000   (Series F-1) 4.23% due 12/01/2031 (a) .....................    3,810,000
                     490,000   (Series F-2) 4.23% due 12/01/2031 (a) .....................      490,000
                              Kentucky Area Development Districts Financing Trust Lease
                               Program Revenue (Lyon County Fire District) VRDN:
                   4,410,000   (Series G-1) 4.23% due 12/01/2031 (a) .....................    4,410,000
                     490,000   (Series G-2) 4.23% due 12/01/2031 (a) .....................      490,000
                   4,410,000   (Series I-1) 4.23% due 12/01/2031 (a) .....................    4,410,000
                     490,000   (Series I-2) 4.23% due 12/01/2031 (a) .....................      490,000
                              Kentucky Area Development Districts Financing Trust Lease
                               Program Revenue (Symsonia County Fire District) VRDN:
                   4,410,000   (Series H-1) 4.23% due 12/01/2031 (a) .....................    4,410,000
                     490,000   (Series H-2) 4.23% due 12/01/2031 (a) .....................      490,000
                   1,300,000  Kentucky Economic Development Finance Authority
                               Revenue (Sisters of Charity) DDN 4.20% due
                               11/01/2020 (a) ............................................    1,300,000
                   9,835,000  Kentucky Economic Development Finance Authority
                               Hospital Facilities Revenue (St. Elizabeth's Medical
                               Center Inc.) VRDN 4.30% due 05/01/2017 (a) ................    9,835,000
                  19,500,000  Kentucky State Pollution Abatement and Water Resource
                               Finance Authority PCR (Toyota Motor) DDN 4.75% due
                               08/13/2006 (a) ............................................   19,500,000
                   5,500,000  Middletown, Kentucky Revenue (Christian Academy Project)
                               VRDN 4.15% due 07/01/2022 (a) .............................    5,500,000
-------------------------------------------------------------------------------------------------------
Louisiana --                  Calcasieu Parish Inc., Louisiana IDB Revenue (Citgo
3.1%                           Petroleum Corp. Project) DDN:
                   8,600,000   4.40% due 12/01/2024 (a) ..................................    8,600,000
                   6,500,000   4.40% due 03/01/2025 (a) ..................................    6,500,000
                  40,030,000  Saint James Parish, Louisiana PCR (Texaco Project) CP
                               3.65% due 05/12/1998 ......................................   40,030,000
-------------------------------------------------------------------------------------------------------
Maine --           2,530,000  Gray, Maine Revenue (Advance Realty Project) VRDN
0.6%                           4.40% due 10/11/2011 (a) ..................................    2,530,000
                   2,130,000  Lewiston, Maine Revenue (Geiger Brothers Project) VRDN
                               3.90% due 09/01/2004 (a) ..................................    2,130,000


                                 Tax-Exempt Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1998


-------------------------------------------------------------------------------------------------------
                                                                                               Value
                    Face Amount                            Issue                             (Note 1a)
-------------------------------------------------------------------------------------------------------
Maine               $ 4,155,000  Millinocket, Maine IDB Revenue (Gardner Chipmills
(continued)                       Project) VRDN 4.38% due 03/01/2005 (a) .................  $ 4,155,000
                      1,800,000  Saco, Maine IDR (First Light Technology Project) VRDN
                                  4.38% due 04/01/2007 (a) ...............................    1,800,000
-------------------------------------------------------------------------------------------------------
Maryland --           1,400,000  Anne Arundel County, Maryland EDR (Atlas Container
1.3%                              Corp. Project) VRDN 4.40% due 04/01/2006 (a) ...........    1,400,000
                     10,000,000  Gaithersburg, Maryland EDR (Asbury Methodist) VRDN
                                  4.20% due 07/01/2027 (a) ...............................   10,000,000
                      2,500,000  Maryland State Health & Higher Educational Facilities
                                  Authority Revenue (Helix Health Hospital) VRDN
                                  4.05% due 07/01/2026 (a) ...............................    2,500,000
                     10,000,000  Montgomery County, Maryland CP 3.70% due
                                  05/06/1998 .............................................   10,000,000
-------------------------------------------------------------------------------------------------------
Massachusetts --      8,670,875  Amesbury, Massachusetts BAN 4.25% due 10/01/1998 ........    8,678,548
6.6%                  3,000,000  Amesbury, Massachusetts BAN 4.20% due 10/01/1998 ........    3,003,650
                      7,659,000  Beverly, Massachusetts BAN 3.90% due 09/24/1998 .........    7,663,733
                      5,000,000  Central Berkshire Regional School District BAN 4.04%
                                  due 07/15/1998 .........................................    5,001,383
                      4,600,000  Fitchburg, Massachusetts RAN 4.25% due 06/30/1998 .......    4,602,220
                      9,000,000  Hamilton-Wenham, Massachusetts Regional School
                                  District BAN 4.30% due 05/21/1998 ......................    9,001,279
                     14,230,000  Massachusetts State GO (Tender Option) FXRDN 3.70%
                                  due 05/27/1998 .........................................   14,230,000
                     13,000,000  Massachusetts State Health & Educational Facilities
                                  Authority Revenue (Boston University--Series H) CP
                                  3.70% due 05/05/1998 ...................................   13,000,000
                      6,850,000  Massachusetts State Industrial Finance Agency IDR
                                  (Lightlife Foods Inc.) VRDN 4.05% due 12/01/2018 (a)        6,850,000
                      7,600,000  Norton, Massachusetts BAN 4.30% due 09/15/1998 ..........    7,612,512
                     16,000,000  Pioneer Valley Transit Authority RAN 4.25% due
                                  08/07/1998 .............................................   16,012,794
                     10,000,000  Springfield, Massachusetts BAN 4.25% due 11/20/1998 .....   10,021,425
                     13,800,000  Triton, Massachusetts Regional School District BAN
                                  4.00% due 04/16/1999 ...................................   13,831,759
-------------------------------------------------------------------------------------------------------
Michigan --          23,425,000  Michigan State Building Authority Revenue CP 3.80%
2.2%                              due 05/07/1998 .........................................   23,425,000
                     15,700,000  Michigan State Strategic Fund Limited Obligation
                                  Revenue (Consumers Power Co. Project) DDN 4.25%
                                  due 06/15/2010 (a) .....................................   15,700,000
-------------------------------------------------------------------------------------------------------


                                 Tax-Exempt Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1998

----------------------------------------------------------------------------------------------------------
                                                                                                  Value
                    Face Amount                              Issue                              (Note 1a)
----------------------------------------------------------------------------------------------------------
Mississippi --                   Mississippi State Hospital Equipment & Facilities
1.1%                              Authority Revenue (North Mississippi Health
                                  Services) CP:
                    $ 8,000,000   (Series 1) 3.60% due 08/13/1998 ...........................  $ 8,000,000
                     12,000,000   (Series 1) 3.65% due 08/13/1998 ...........................   12,000,000
----------------------------------------------------------------------------------------------------------
Missouri --           1,075,000  Jefferson County, Missouri IDA Revenue (Sinclair & Rush
1.8%                              Inc. Project) VRDN 4.25% due 11/01/2001 (a) ...............    1,075,000
                      2,475,000  Missouri State Development Finance Board IDR
                                  (Filtration Group Inc.) VRDN 4.40% due
                                  03/01/2012 (a) ............................................    2,475,000
                     18,000,000  Missouri State Health & Educational Facilities Authority
                                  Revenue (Medical Research Facilities) VRDN 4.15%
                                  due 04/01/2038 (a) ........................................   18,000,000
                      8,000,000  Missouri State Housing Development Commission
                                  Mortgage Revenue (Series C) FXRDN 3.90% due
                                  04/01/1999 ................................................    8,000,000
                      2,100,000  Sikeston, Missouri IDA Revenue (Heritage American
                                  Homes LP/North Ridge Homes Inc. Project) VRDN
                                  4.38% due 07/01/2009 (a) ..................................    2,100,000
----------------------------------------------------------------------------------------------------------
New                   6,000,000  Littleton, New Hampshire BAN 4.00% due 07/30/1998 ..........    6,004,404
Hampshire --          9,830,000  New Hampshire Higher Educational & Health Facilities
1.6%                              Authority Revenue (Dartmouth Educational Loan Corp.)
                                  FXRDN 4.05% due 06/01/1998 ................................    9,830,000
                      1,180,000  New Hampshire State Business Finance Authority
                                  Revenue (Freed's Bakery Inc. Project) VRDN 4.38%
                                  due 05/02/2011 (a) ........................................    1,180,000
                      2,700,000  New Hampshire State Business Finance Authority
                                  Revenue (Hydra LLC Inc.) VRDN 4.40% due
                                  11/01/2006 (a) ............................................    2,700,000
                      6,400,000  New Hampshire State Business Finance Authority
                                  Revenue (Montgomery Wire Corp.) VRDN 4.40% due
                                  02/01/2014 (a) ............................................    6,400,000
                      3,000,000  Portsmouth, New Hampshire TAN 4.00% due
                                  06/30/1998 ................................................    3,002,194
----------------------------------------------------------------------------------------------------------
New Jersey --        18,720,000  Jersey City, New Jersey GO 4.25% due 01/15/1999 ............   18,761,425
1.0%
----------------------------------------------------------------------------------------------------------
New Mexico --                    New Mexico Mortgage Finance Authority (Single Family
0.5%                              Mortgage) FXRDN:
                      1,625,000   3.85% due 10/15/1998 ......................................    1,625,000
                      7,000,000   3.90% due 10/15/1998 ......................................    7,000,000
----------------------------------------------------------------------------------------------------------


                                 Tax-Exempt Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1998


------------------------------------------------------------------------------------------------------
                                                                                               Value
                 Face Amount                             Issue                               (Note 1a)
------------------------------------------------------------------------------------------------------
New York --      $15,200,000  New York City, New York (Series D) VRDN 4.00% due
3.0%                           02/01/2021 (a) ...........................................  $15,200,000
                   8,705,000  New York, New York (Municipal Securities Trust
                               Receipts--SGA 63) DDN 4.25% due 02/15/2026 (a) ...........    8,705,000
                  30,000,000  New York City, New York Municipal Water Finance Authority
                               & Sewer Systems Revenue (Municipal Securities Trust
                               Receipts--SGB 26) VRDN 4.25% due 06/15/2029 (a) ..........   30,000,000
------------------------------------------------------------------------------------------------------
Ohio --            5,000,000  Cincinnati, Ohio City School District TAN 4.08% due
8.6%                           12/31/1998 ...............................................    5,015,516
                  14,575,000  Cleveland, Ohio City School District RAN/VRDN 4.25% due
                               06/01/2004 (a) ...........................................   14,575,000
                   3,500,000  Eagles Tax-Exempt Trust--Ohio Water Development
                               Authority (Ohio Edison) VRDN 4.20% due 07/01/2015 (a)          3,500,000
                  15,000,000  Eagles Tax-Exempt Trust--Cleveland Water FXRDN 3.60%
                               due 10/01/1998 ...........................................   15,000,000
                   5,305,000  Franklin County, Ohio M/F Revenue (Community
                               Housing Network) VRDN 4.20% due 03/01/2027 (a) ...........    5,305,000
                   8,750,000  Hamilton County, Ohio Hospital Facilities Revenue
                               (Children's Hospital Medical Center) VRDN 4.20% due
                               05/15/2017 (a) ...........................................    8,750,000
                  12,000,000  Lorain County, Ohio Hospital Revenue (Catholic Health
                               Care) CP 3.65% due 07/28/1998 ............................   12,000,000
                   5,000,000  Lorain County, Ohio Independent Living Facilities Revenue
                               (Elyria United Methodist Project) VRDN 4.20% due
                               06/01/2022 (a) ...........................................    5,000,000
                   4,470,000  Lucas-Beacon Place Housing Development Corp. M/F
                               Revenue (Beacon Place Apartments Project) FXRDN
                               3.70% due 09/15/1998 .....................................    4,470,000
                              Mahoning County, Ohio Health Care Facilities Revenue
                               (Shepherd of the Valley Lutheran Home & Retirement
                               Center) VRDN:
                   7,130,000   4.15% due 09/01/2020 (a) .................................    7,130,000
                   3,450,000   4.15% due 09/01/2022 (a) .................................    3,450,000
                   5,675,000  Mahoning County, Ohio Health Care Facilities Revenue
                               (Shepherds Woods Project) VRDN 4.20% due
                               09/01/2022 (a) ...........................................    5,675,000
                   3,500,000  Mentor, Ohio IDR (Risch Investments LTP/ Roll-Kraft Inc.
                               Project) VRDN 4.25% due 08/01/2017 (a) ...................    3,500,000
                  14,000,000  Middleburg Heights, Ohio Hospital Revenue (Southwest
                               General Health) VRDN 4.15% due 08/15/2022 (a) ............   14,000,000
                   7,500,000  Montgomery County, Ohio M/F Housing Revenue
                               (Timber Creek Village Apartments) FXRDN 3.80% due
                               03/01/2028 ...............................................    7,500,000

                                 Tax-Exempt Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1998


------------------------------------------------------------------------------------------------------
                                                                                               Value
                   Face Amount                            Issue                              (Note 1a)
------------------------------------------------------------------------------------------------------
Ohio               $10,000,000  Montgomery County, Ohio Revenue (Miami Hospital--
(continued)                      Series B) CP 3.65% due 08/20/1998 ......................  $10,000,000
                     6,400,000  Ohio State Environmental Improvement Revenue (Mead
                                 Corp. Project) DDN 4.30% due 03/01/2023 (a) ............    6,400,000
                     1,205,000  Ohio State Higher Educational Facilities Commission
                                 Revenue (Ashland University Project) VRDN 4.20%
                                 due 09/01/2001 (a) .....................................    1,205,000
                    12,000,000  Ohio State Solid Waste Revenue (BP Exploration & Oil
                                 Project) DDN 4.35% due 02/01/2033 (a) ..................   12,000,000
                     4,585,000  Ottawa County, Ohio IDR (Adrian Sand & Stone Inc.
                                 Project) VRDN 4.35% due 10/01/2008 (a) .................    4,585,000
                     6,191,900  Wilmington, Ohio City School District BAN 4.30% due
                                 09/08/1998 .............................................    6,204,879
------------------------------------------------------------------------------------------------------
Oklahoma --          5,000,000  Muskogee, Oklahoma Industrial PCR (Oklahoma Gas &
0.3%                             Electric Co.) VRDN 4.45% due 01/01/2025 (a) ............    5,000,000
------------------------------------------------------------------------------------------------------
Pennsylvania --      1,200,000  Allegheny County, Pennsylvania IDA Revenue (Parkway
7.8%                             Center Mall Project) VRDN 4.15% due 05/01/2009 (a) .....    1,200,000
                    24,660,000  Dauphin County, Pennsylvania General Authority
                                 Revenue (School District Pooled Financing) VRDN 4.25%
                                 due 09/01/2032 (a) .....................................   24,660,000
                    15,000,000  Emmaus, Pennsylvania General Authority Local
                                 Government Revenue VRDN 4.10% due 12/01/2028 (a) .......   15,000,000
                    17,500,000  Harrisburg, Pennsylvania Authority Revenue (Pooled
                                 Financing Fund) VRDN 4.25% due 07/01/2021 (a) ..........   17,500,000
                    10,000,000  Lancaster, Pennsylvania Hospital Authority Revenue
                                 (Masonic Homes Project) VRDN 4.20% due
                                 07/01/2027 (a) .........................................   10,000,000
                                Montgomery County, Pennsylvania Higher Education &
                                 Health Authority Revenue (Higher Education & Health
                                 Loan) VRDN:
                    22,960,000   4.20% due 06/01/2021 (a) ...............................   22,960,000
                     4,800,000   4.20% due 08/01/2021 (a) ...............................    4,800,000
                     2,800,000  Montgomery County, Pennsylvania Higher Education &
                                 Health Authority Revenue (Philadelphia Presbytery)
                                 VRDN 4.20% due 07/01/2025 (a) ..........................    2,800,000
                    16,455,000  Pennsylvania State GO (Tender Option) VRDN 4.25%
                                 due 04/15/2002 (a) .....................................   16,455,000
                     5,000,000  Philadelphia, Pennsylvania TRAN 4.50% due
                                 06/30/1998 .............................................    5,003,950
                    21,000,000  Philadelphia, Pennsylvania School District TRAN 4.50%
                                 due 06/30/1998 .........................................   21,016,592
------------------------------------------------------------------------------------------------------

                                 Tax-Exempt Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1998


----------------------------------------------------------------------------------------------------------
                                                                                                  Value
                     Face Amount                             Issue                              (Note 1a)
----------------------------------------------------------------------------------------------------------
Rhode Island --      $ 5,000,000  Bristol-Warren, Rhode Island Regional School District
1.3%                               BAN 4.25% due 07/16/1998 .................................  $ 5,002,495
                       3,800,000  Central Falls, Rhode Island BAN 4.25% due 09/24/1998 ......    3,802,180
                       6,900,000  Cumberland, Rhode Island (Series 1) BAN 4.25% due
                                   08/06/1998 ...............................................    6,906,243
                       2,500,000  Rhode Island State Industrial Facilities Corporation IDR
                                   (Capital Development Corp. Project) VRDN 3.80% due
                                   11/01/2005 (a) ...........................................    2,500,000
                       5,000,000  Rhode Island State Resource Recovery Corp. (Landfill
                                   Lease) GO 4.25% due 07/31/1998 ...........................    5,003,600
----------------------------------------------------------------------------------------------------------
South                    560,000  South Carolina Economic Development Authority IDR
Carolina --                        (Trimite Powders Inc. Project) FXRDN 4.13% due
1.1%                               09/01/1998 ...............................................      560,000
                      18,632,000  South Carolina State Public Service Authority Electrical
                                   Systems Revenue CP 3.65% due 09/10/1998 ..................   18,632,000
----------------------------------------------------------------------------------------------------------
Tennessee --          24,500,000  Clarksville, Tennessee Public Building Authority Revenue
2.9%                               (Pooled Financing) VRDN 4.10% due 11/01/2027 (a) .........   24,500,000
                       4,000,000  Coffee County, Tennessee Industrial Board Inc. IDR
                                   (Hillsdale Tool & Manufacturing Co. Project) VRDN
                                   4.35% due 06/01/2017 (a) .................................    4,000,000
                       9,500,000  Memphis & Shelby County, Tennessee Industrial Board
                                   PCR (Birmingham Steel Corp. Project) VRDN 4.35%
                                   due 10/01/2026 (a) .......................................    9,500,000
                       7,000,000  Montgomery County, Tennessee Public Building Authority
                                   (Pooled Financing Revenue) VRDN 4.10% due
                                   07/01/2015 (a) ...........................................    7,000,000
                       4,300,000  Nashville & Davidson County, Tennessee IDB Revenue
                                   (Gibson Guitar Project) VRDN 4.40% due
                                   03/01/2011 (a) ...........................................    4,300,000
                       2,700,000  Nashville & Davidson County, Tennessee IDB Revenue
                                   (Hickory M/F Housing Revenue) VRDN 4.20% due
                                   06/01/2015 (a) ...........................................    2,700,000
----------------------------------------------------------------------------------------------------------
Texas --                          Gulf Coast IDA Solid Waste Disposal Revenue (Citgo
6.3%                               Petroleum Corp. Project) DDN:
                      11,500,000   4.40% due 05/01/2025 (a) .................................   11,500,000
                      21,300,000   4.40% due 04/01/2026 (a) .................................   21,300,000
                       6,300,000  Harris County, Texas Health Facilities Development Corp.
                                   Revenue (Buckner Retirement Services Project) VRDN
                                   4.15% due 08/15/2026 (a) .................................    6,300,000
                       1,625,000  Montgomery County, Texas IDA Revenue (Sawyer
                                   Research Products Inc.) VRDN 4.38% due
                                   02/04/2015 (a) ...........................................    1,625,000

                                 Tax-Exempt Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1998


----------------------------------------------------------------------------------------------------------
                                                                                                 Value
                    Face Amount                             Issue                              (Note 1a)
----------------------------------------------------------------------------------------------------------
Texas               $ 4,800,000  Port Corpus Christi, Texas IDC Sewer & Solid Waste
(continued)                       Disposal Revenue (Citgo Petroleum Corp. Project) DDN
                                  4.40% due 04/01/2026 (a) .................................  $ 4,800,000
                     24,300,000  San Antonio, Texas Electric & Gas Revenue CP 3.70%
                                  due 05/01/1998 ...........................................   24,300,000
                                 San Antonio, Texas Water Revenue (Municipal Securities
                                  Trust Receipts) VRDN:
                     10,430,000   (SGA 41) 4.20% due 05/15/2021 (a) ........................   10,430,000
                      9,115,000   (SGA 42) 4.20% due 05/15/2026 (a) ........................    9,115,000
                     25,000,000  Texas Municipal Power Agency Revenue CP 3.75% due
                                  07/20/1998 ...............................................   25,000,000
----------------------------------------------------------------------------------------------------------
Utah --               8,400,000  Intermountain Power Agency Power Supply Revenue CP
1.3%                              3.65% due 09/11/1998 .....................................    8,400,000
                     15,000,000  Intermountain Power Agency Power Supply Revenue
                                  (Series F) FXRDN 3.45% due 09/15/1998 ....................   15,000,000
----------------------------------------------------------------------------------------------------------
Vermont --            2,400,000  Vermont IDA Revenue (Burlington Project) VRDN 4.20%
0.1%                              due 12/01/2011 (a) .......................................    2,400,000
----------------------------------------------------------------------------------------------------------
Virginia --           2,100,000  Brunswick County, Virginia IDA Exempt Facilities
0.1%                              Revenue (Aegis Waste Solutions Inc.) VRDN 4.20%
                                  due 01/01/2017 (a) .......................................    2,100,000
----------------------------------------------------------------------------------------------------------
Washington --         6,200,000  King County, Washington (Municipal Securities Trust
0.5%                              Receipts--SGA 19) VRDN 4.20% due 01/01/2027 (a) ..........    6,200,000
                      3,000,000  Pierce County, Washington Housing Authority Revenue
                                  (Eagles Watch Project) VRDN 4.13%
                                  due 09/01/2020 (a) .......................................    3,000,000
----------------------------------------------------------------------------------------------------------
West Virginia --      4,700,000  Preston County, West Virginia IDR (Allegheny Wood
0.5%                              Products Inc. Project) VRDN 4.25% due 12/01/2007 (a)           4,700,000
                      3,400,000  Randolph County, West Virginia IDR (Allegheny Wood
                                  Products Inc. Project) VRDN 4.25% due 12/01/2007 (a)           3,400,000
----------------------------------------------------------------------------------------------------------
Wisconsin --          1,360,000  Appleton, Wisconsin IDR (Valley Packaging Industries
2.2%                              Inc. Project) VRDN 4.15% due 02/01/2011 (a) ..............    1,360,000
                      3,700,000  Ashland, Wisconsin School District TRAN 4.10% due
                                  08/28/1998 ...............................................    3,701,156
                      4,900,000  D.C. Everest School District TRAN 4.13% due
                                  08/27/1998 ...............................................    4,901,356
                                 Deerfield, Wisconsin IDR (Interpane Coatings Project)
                                  VRDN:
                      1,300,000   4.20% due 05/01/2003 (a) .................................    1,300,000
                      1,945,000   4.35% due 05/01/2003 (a) .................................    1,945,000
                      1,800,000  Elkhorn, Wisconsin School District TRAN 4.25% due
                                  08/27/1998 ...............................................    1,801,111

                                 Tax-Exempt Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1998


------------------------------------------------------------------------------------------------------
                                                                                             Value
                 Face Amount                            Issue                              (Note 1a)
------------------------------------------------------------------------------------------------------
Wisconsin        $ 6,200,000  Franklin, Wisconsin School District TRAN 4.25% due
(continued)                    08/28/1998 ............................................  $    6,204,851
                   2,440,000  Milwaukee, Wisconsin Redevelopment Authority
                               Revenue (Jensar Corp. Project) VRDN 4.40% due
                               03/01/2007 (a) ........................................       2,440,000
                   3,200,000  Neenah, Wisconsin Joint School District TRAN 4.15%
                               due 08/31/1998 ........................................       3,202,187
                   1,125,000  Oshkosh, Wisconsin IDR (Automatic Handling Inc.)
                               VRDN 4.35% due 06/01/2006 (a) .........................       1,125,000
                     500,000  Plymouth, Wisconsin IDR (Great Lakes Cheese Inc.
                               Project) VRDN 4.25% due 08/01/2024 (a) ................         500,000
                   5,000,000  Sturtevant, Wisconsin IDR (Andis Co. Project-Series A)
                               VRDN 4.25% due 12/01/2016 (a) .........................       5,000,000
                   1,500,000  Tomah, Wisconsin School District TRAN 4.15% due
                               09/23/1998 ............................................       1,500,854
                   3,500,000  Two Rivers, Wisconsin Public School District TRAN
                               4.15% due 09/30/1998 ..................................       3,501,397
                   2,000,000  Two Rivers, Wisconsin Public School District BAN 4.05%
                               due 01/11/1999 ........................................       2,001,382
------------------------------------------------------------------------------------------------------
Wyoming --                    Laramie County, Wyoming IDR (Cheyenne Light Fuel &
1.8%                           Power Co.) VRDN:
                   3,500,000   4.35% due 09/01/2021 (a) ..............................       3,500,000
                   5,000,000   4.35% due 03/01/2027 (a) ..............................       5,000,000
                  24,200,000  Sweetwater County, Wyoming PCR (Idaho Power Co.
                               Project - Series B) DDN 4.30% due 07/15/2026 (a) ......      24,200,000
------------------------------------------------------------------------------------------------------
                              Total Investments (Cost $1,779,123,910) --  98.6% ......   1,779,123,910
------------------------------------------------------------------------------------------------------
                              Other Assets Less Liabilities -- 1.4% ..................      25,317,699
------------------------------------------------------------------------------------------------------
                              Net Assets -- Equivalent to $1.00 Per Share on
                              1,804,571,031 Shares of Beneficial Interest
                              Outstanding -- 100.0% ..................................  $1,804,441,609
======================================================================================================

(a) The interest rate is subject to change periodically based on a certain index. The rates shown are those in effect at April 30, 1998. For variable rate demand instruments, the next coupon date on which the interest is to be adjusted is deemed the maturity date for valuation.

Note--Cost for federal income tax purposes is the same as that shown above.
--------------------------------------------------------------------------------
Portfolio Abbreviations for Merrill Lynch Institutional Tax-Exempt Fund

BAN     Bond Anticipation Notes
CP      Commercial Paper
DDN     Daily Demand Notes
EDR     Economic Development Revenue
FXRDN   Fixed Rate Demand Notes
GO      General Obligation
IDA     Industrial Development Authority
IDB     Industrial Development Board
IDC     Industrial Development Corporation
IDR     Industrial Development Revenue
M/F     Multi-Family
PCR     Pollution Control Revenue
RAN     Revenue Anticipation Notes
TAN     Tax Anticipation Notes
TRAN    Tax Revenue Anticipation Notes
VRDN    Variable Rate Demand Notes

                                Tax-Exempt Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Statement of Assets and Liabilities
April 30, 1998
--------------------------------------------------------------------------------

Assets:
Investments, at amortized cost and value (Note 1a) ................................  $1,779,123,910
Cash ..............................................................................       1,264,577
Interest receivable ...............................................................      13,013,795
Receivable for investments sold ...................................................      11,480,000
Prepaid expense ...................................................................           2,189
                                                                                     --------------
   Total assets ...................................................................   1,804,884,471
                                                                                     --------------
Liabilities:
Advisory fee payable (Note 2) .....................................................         307,043
Accrued expenses ..................................................................          72,132
Dividends payable .................................................................          63,687
                                                                                     --------------
   Total liabilities ..............................................................         442,862
                                                                                     --------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on
 1,804,571,031 shares of beneficial interest outstanding) .........................  $1,804,441,609
                                                                                     ==============

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Statement of Operations
April 30, 1998
--------------------------------------------------------------------------------

Investment Income:
Interest and discount earned (Note 1d) ..........................      $57,940,736
                                                                       -----------
Expenses:
Investment advisory fee (Note 2) ................    $  6,881,461
Registration fees ...............................         295,362
Dividend and transfer agency fees ...............         180,485
Accounting and custodian services ...............         145,562
Legal and audit fees ............................          29,623
Trustees' fees (Note 5) .........................          14,418
Printing and shareholder reports ................          12,272
Insurance .......................................           4,981
Miscellaneous ...................................           5,369
                                                     ------------
     Total expense ..............................       7,569,533
Waived investment advisory fee (Note 2) .........      (3,810,001)       3,759,532
                                                     ------------      -----------
     Net investment income ......................................       54,181,204
Net realized loss from investment transactions ..................          (15,572)
                                                                       -----------
Net Increase in Net Assets Resulting From Operations ............      $54,165,632
                                                                       ===========


                                Tax-Exempt Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                      Statements of Changes in Net Assets
                                                                             Year Ended April 30,
                                                                    ---------------------------------------
                                                                           1998                 1997
-----------------------------------------------------------------------------------------------------------
Increase in Net Assets:
Operations:
Net investment income ...........................................     $   54,181,204       $   27,969,532
Net realized loss from investment transactions ..................            (15,572)              (2,657)
                                                                      --------------       --------------
Net increase in net assets resulting from operations ............         54,165,632           27,966,875
Total declared as dividends to shareholders (Note 4) ............        (54,172,922)         (27,969,332)
Capital share transactions (Note 3) .............................        800,793,413          336,453,248
                                                                      --------------       --------------
Net increase in net assets ......................................        800,786,123          336,450,791
Net Assets:
Beginning of period .............................................      1,003,655,486          667,204,695
                                                                      --------------       --------------
End of period, including undistributed net investment income of
$134,601 and $134,573 and accumulated capital losses of $264,023
and $256,705 respectively (Note 1g and Note 4)...................     $1,804,441,609       $1,003,655,486
                                                                      ==============       ==============

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Financial Highlights
--------------------------------------------------------------------------------

                                                                                                          Five Months       Year
--------------------------------------------------------------------------------------------------------     Ended         Ended
                                                                   Year Ended April 30,                    April 30,    November 30,
-------------------------------------------------------------------------------------------------------- ------------- -------------
                                                       1998           1997          1996         1995        1994           1993
Net Asset Value, beginning of period .............. $     1.00      $    1.00      $  1.00      $  1.00     $  1.00       $  1.00
 Net investment income ............................        .04            .03          .04          .03         .01           .02
 Dividends from net investment income .............       (.04)          (.03)        (.04)        (.03)       (.01)         (.02)
                                                    ----------     ----------     --------     --------    ----------    --------
Net Asset Value, end of period .................... $     1.00      $    1.00      $  1.00      $  1.00     $  1.00       $  1.00
                                                    ==========     ==========     ========     ========    ==========    ========
Total Return ......................................       3.59%          3.41%        3.68%        3.20%      2.14%(1)       2.14%
Ratios/Supplemental Data:
 Net Assets, end of period (000) .................. $1,804,442     $1,003,655     $667,205     $403,903    $390,375      $278,697
 Ratio of expenses to average net assets
  (before waiver) .................................        .49%           .52%         .54%         .56%       .59%(1)        .62%
 Ratio of expenses to average net assets
  (after waiver) ..................................        .24%           .27%         .29%         .31%       .34%(1)        .45%
 Ratio of net investment income, to average net
  assets (before waiver) ..........................       3.28%          3.12%        3.35%        2.90%      1.92%(1)       1.96%
 Ratio of net investment income, to average net
  assets (after waiver) ...........................       3.53%          3.37%        3.60%        3.15%      2.17%(1)       2.13%

(1) On an annualized basis


                                Tax-Exempt Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements
--------------------------------------------------------------------------------


1. Significant Accounting Policies

Merrill Lynch Funds For Institutions Series (the "Trust") was organized as a Massachusetts business trust on May 7, 1987, and is registered under the Investment Company Act of 1940 as a diversified, open-end management company. On January 27, 1997, Merrill Lynch Premier Institutional Fund commenced operations as a separate series of the Trust. On February 18, 1994 Merrill Lynch Institutional Tax-Exempt Fund was reorganized as a separate series of the Trust. The Trust has a fiscal year end of April 30. The following is a summary of significant accounting policies consistently followed by the Trust in conformity with generally accepted accounting principles.

 (a) The value of the Premier Institutional, Institutional, Government and Treasury Fund portfolio securities is determined on the basis of fair value as determined in good faith by the Trustees of the Trust. In determining fair value, securities for which market quotations are readily available are valued at market value. Other securities, if any, are valued at their fair value in the best judgment of Fund Asset Management, L.P., ("FAM") under procedures established by, and under the supervision of, the Trustees. Securities with remaining maturities of 60 days or less are valued by use of the amortized cost method. Institutional Tax-Exempt Fund's portfolio securities are carried at amortized cost which approximates market value.

 For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is deemed to be the demand notice payment period.

 (b) It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

 (c) Realized gains and losses on investments are computed on the basis of identified cost of the security sold.

 (d) Security transactions are accounted for on the date the securities are purchased or sold (the trade date). Interest income (after adjustment for amortization of premium or accretion of discount) is recorded as earned.

 (e) Deferred organization expenses are amortized over a period not exceeding five years. Prepaid registration fees are charged to income as the related shares are sold.

 (f) Repurchase agreements--The Premier Institutional Fund, the Institutional Fund and the Government Fund invest in U.S. Government & Agency securities pursuant to repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks to market such securities daily and, if necessary, receives additional securities to ensure that the contract is adequately collateralized.


 (g) During the year ended April 30, 1998, Merrill Lynch Institutional Tax-Exempt Fund reclassified amounts to reflect a decrease of $8,254 in both accumulated capital losses and undistributed net investment income as a result of a permanent difference arising from different treatments of market discount for book and tax purposes.


2. Investment Advisory Fees and Other
Transactions with Affiliates

Fund Asset Management, L.P., a subsidiary of Merrill Lynch & Co., Inc., provides investment advisory and corporate administrative services to the Trust for a fee, subject to certain limitations, at the following annual rates:

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements -- Continued
--------------------------------------------------------------------------------


                                Percentage of Average Daily Net Assets
                               ------------------------------------------
Premier Institutional           .15%
Fund .......................
Institutional Fund .........    .40% up to and including $250,000,000
                               plus .375% over $250,000,000 up to and
                                including $500,000,000
                               plus .35% over $500,000,000 up to and
                                including $750,000,000
                               plus .325% over $750,000,000
Government Fund
and Treasury Fund               .35% up to and including $500,000,000
                               plus .335% over $500,000,000 up to and
                                including $750,000,000
                               plus .32% over $750,000,000 up to and
                                including $1,000,000,000
                               plus .30% over $1,000,000,000
Institutional
Tax-Exempt Fund                 .45% up to and including $1,500,000,000
                               plus .425% over $1,500,000,000 up to and
                                including $2,000,000,000
                               plus .40% over $2,000,000,000

FAM has agreed to waive a portion of its advisory fees for the Institutional, Government, Treasury and Tax-Exempt Funds. The effective fee payable to FAM will be at the annual rate of 0.20% of each Fund's average daily net assets. FAM may discontinue waiver of the fee in whole or in part at any time without notice.

 For the year ended April 30, 1998, FAM waived a portion of its fees amounting to $8,619,014 for the Institutional Fund, $2,369,204 for the Government Fund, $974,269 for the Treasury Fund and $3,810,001 for the Institutional Tax-Exempt Fund.

 All officers and certain trustees of the Trust are affiliated with Merrill Lynch & Co., Inc.


3. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest in the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund ($.01 par value) and Institutional Tax-Exempt Fund ($.10 par value) of a single class. At April 30, 1998, capital paid-in aggregated $6,645,472,621 for Premier Institutional Fund, $7,373,694,806 for Institutional Fund, $2,114,794,326 for Government Fund, $758,257,032 for Treasury Fund and $1,804,571,031 for Institutional Tax-Exempt Fund. Transactions in shares at a constant net asset value of $1.00 per share were as follows:


                                             Year Ended         Period Ended
                                              April 30,          April 30,
Premier Institutional Fund                      1998                1997
---------------------------------------   ----------------   -----------------
Shares sold ...........................   80,884,136,647     12,237,737,259
Shares issued to shareholders
 in reinvestment of dividends .........      239,118,722         32,118,561
                                          --------------     --------------
  Total ...............................   81,123,255,369     12,269,855,820
Shares redeemed .......................   77,301,915,817      9,445,822,751
                                          --------------     --------------
  Net increase ........................    3,821,339,552      2,824,033,069
                                          ==============     ==============

 Prior to January 27, 1997 (commencement of operations) there were 100,000 shares of beneficial interest outstanding which were owned by FAM.



                                                   Year Ended April 30,
                                          --------------------------------------
Institutional Fund                              1998                 1997
---------------------------------------   ----------------   -------------------
Shares sold ...........................   42,976,137,621     67,124,483,921
Shares issued to shareholders
 in reinvestment of dividends .........      314,438,784        323,268,144
                                          --------------     --------------
  Total ...............................   43,290,576,405     67,447,752,065
Shares redeemed .......................   42,118,189,627     68,867,606,220
                                          --------------     --------------
  Net increase (decrease) .............    1,172,386,778     (1,419,854,155)
                                          ==============     ==============


                                                  Year Ended April 30,
                                          ------------------------------------
Government Fund                                 1998                1997
---------------------------------------   ----------------   -----------------
Shares sold ...........................   11,216,903,849     13,658,666,165
Shares issued to shareholders
 in reinvestment of dividends .........      100,120,146         92,067,429
                                          --------------     --------------
  Total ...............................   11,317,023,995     13,750,733,594
Shares redeemed .......................   11,220,047,484     13,376,732,157
                                          --------------     --------------
  Net increase ........................       96,976,511        374,001,437
                                          ==============     ==============


                                                 Year Ended April 30,
                                          -----------------------------------
Treasury Fund                                   1998               1997
---------------------------------------   ----------------   ----------------
Shares sold ...........................   4,496,611,001      3,277,418,270
Shares issued to shareholders
 in reinvestment of dividends .........      31,614,356         27,446,045
                                          -------------      -------------
  Total ...............................   4,528,225,357      3,304,864,315
Shares redeemed .......................   4,381,758,509      3,207,207,792
                                          -------------      -------------
  Net increase ........................     146,466,848         97,656,523
                                          =============      =============

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements -- Continued
--------------------------------------------------------------------------------

                                             Year Ended April 30,
                                      ----------------------------------
Institutional
Tax-Exempt Fund                             1998              1997
-----------------------------------   ---------------   ----------------
Shares sold .......................   9,422,006,794     5,129,231,992
Shares issued to shareholders
 in reinvestment of dividends .....      50,969,555        26,648,229
                                      -------------     -------------
  Total ...........................   9,472,976,349     5,155,880,221
Shares redeemed ...................   8,672,182,936     4,819,426,973
                                      -------------     -------------
  Net increase ....................     800,793,413       336,453,248
                                      =============     =============

4. Distributions

The Funds declare dividends daily, pay dividends monthly and automatically reinvest such dividends in additional Fund shares at net asset value, unless shareholders request payment in cash. Dividends for the Premier Institutional, Institutional, Government and Treasury Funds are declared from the total of net investment income, plus or minus realized gains or losses, if any, on investments.

 Dividends for the Institutional Tax-Exempt Fund are declared from net investment incomeexcluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually, after deducting prior years' loss carryovers. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

 At April 30, 1998, the Institutional Tax-Exempt Fund had net capital loss carryovers of $248,451 of which $90,891 expire in the year 2001, $17,520 expire in 2002 and $140,040 expire in 2003.

5. Trustees' Fees

Each Trustee who is not affiliated with the Trust or its adviser is paid an annual fee of $30,000 by the Trust. Trustees' fees are allocated among the five series of the Trust based on the net assets under management.

                                  APPENDIX A

     This Appendix constitutes part of the Statements of Additional Information of Merrill Lynch Premier Institutional Fund (the "Premier Institutional Fund"), Merrill Lynch Institutional Fund (the "Institutional Fund"), Merrill Lynch Rated Institutional Fund (the "Rated Institutional Fund"), Merrill Lynch Government Fund (the "Government Fund"), Merrill Lynch Treasury Fund (the "Treasury Fund") and Merrill Lynch Institutional Tax-Exempt Fund (the "Tax-Exempt Fund") (collectively, the "Funds"). Each of the Funds is a separate series of Merrill Lynch Funds For Institutions Series (the "Trust"). Unless otherwise indicated, the information set forth herein is applicable to each of the Funds.

                               ----------------

                            MANAGEMENT OF THE TRUST


     The Trustees and executive officers of the Trust and their ages and principal occupations for at least the last five years are set forth below.

     ROBERT W. CROOK (62)--President and Trustee(1)(2)(3)--Senior Vice President of Merrill Lynch Asset Management, L.P. ("MLAM") and of Merrill Lynch Funds Distributor, Inc. ("MLFD") since 1990 and Vice President of MLAM and MLFD prior thereto.

     A. BRUCE BRACKENRIDGE (67)--Trustee(2)--9 Elm Lane, Bronxville, New York 10708. Group Executive of J.P. Morgan & Co., Inc. (banking) and Morgan Guaranty Trust Company from 1979 to 1991 and an employee of J.P. Morgan in various capacities from 1952 to 1991.

     CHARLES C. CABOT, JR. (67)--Trustee(2)--One Post Office Square, Boston, Massachusetts 02109. Partner of the law firm Sullivan & Worcester and associated with that firm since 1966.

     JAMES T. FLYNN (58)--Trustee(2)--340 East 72nd Street, New York, New York 10021. Chief Financial Officer of J.P. Morgan & Co., Inc. from 1990 to 1995 and an employee of J.P. Morgan in various capacities from 1967 to 1995.

     TERRY K. GLENN (57)--Trustee(1)(2)(4)--Executive Vice President of Fund Asset Management, L.P. ("FAM") and MLAM since 1983; Executive Vice President and Director of Princeton Services, Inc. since 1993; President of MLFD since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.


     TODD GOODWIN (66)--Trustee--General Partner of Gibbons, Goodwin, van Amerongen (investment banking firm) since 1984; Director of Wells Aluminum Co. (aluminum extrusions), The Rival Company (electrical appliance manufacturer), U.S. Energy Systems (independent power producer) and Johns Manville Corporation (building materials).


     GEORGE W. HOLBROOK, JR. (66)--Trustee(2)--107 John Street, Southport, Connecticut 06490. Managing Partner of Bradley Resources Company (private investment company) and associated with that firm and its predecessors since 1953; Director of Canyon Resources Corporation (mineral exploration company); and Thoratec Laboratories Corporation (medical device manufacturer).

     W. CARL KESTER (46)--Trustee(2)--Harvard Business School, Morgan Hall 393, Soldiers Field, Boston, Massachusetts 02163. James R. Williston Professor of Business Administration of Harvard University Graduate School of Business since 1997, having been MBA Class of 1958 Professor of Business Administration of Harvard University Graduate School of Business Administration since 1981; Independent Consultant since 1978.

     WILLIAM M. BREEN (43)--Senior Vice President, Chief Financial Officer and Treasurer(2)(3)--Vice President of MLAM since 1993 and Vice President of MLFD since 1990 and Assistant Vice President of MLFD prior thereto.

     MICHAEL J. BRADY (39)--Senior Vice President(2)(3)--Vice President of MLAM since 1993 and Vice President of MLFD since 1990 and an employee of MLFD prior thereto.

     JAMES J. FATSEAS (42)--Senior Vice President(2)(3)--Vice President of MLAM since 1993 and Vice President of MLFD since 1990 and Assistant Vice President of MLFD prior thereto.


     KEVIN MCKENNA (41)--Senior Vice President(2)(4)--Vice President of MLAM since 1997 and associated therewith since 1981.

     JOSEPH T. MONAGLE, JR. (49)--Senior Vice President(2)(4)--Senior Vice President of the Investment Adviser and MLAM since 1990; Department Head of the Global Fixed Income Division of the Investment Adviser and MLAM since 1997; Senior Vice President of Princeton Services since 1993.


     WILLIAM WASEL (39)--Senior Vice President(2)(3)--Vice President of MLAM since 1993 and Vice President of MLFD since 1990 and Assistant Vice President of MLFD prior thereto.

     P. MICHAEL WALSH (30)--Vice President--Vice President of MLAM since 1993 and associated therewith since 1991.

     KAREN D. YOUNG (33)--Vice President(2)(3)--Employee of MLFD since 1982.

     DONALD C. BURKE (37)--Vice President(2)(4)--Vice President and Director of Taxation of MLAM since 1990.

     ANN CATLIN (37)--Senior Vice President(2)(3)--Employee of MLFD since 1986.

     DIANA FRANKLAND (62)--Vice President(2)(3)--Employee of MLFD since 1979.

     VINCENT R. GIORDANO (53)--Senior Vice President(2)(4)--Senior Vice President of FAM and MLAM since 1984 and Vice President since 1980; Portfolio Manager of FAM since 1977.

     PETER HAYES (38)--Vice President(2)(4)--Vice President of MLAM since 1988; Portfolio Manager of FAM since 1987; Vice President of Shawmut Bank, N.A. from 1984 to 1987.

     KEVIN SCHIATTA (43)--Vice President(2)(4)--Vice President of MLAM since
1985.

     GERALD M. RICHARD (48)--Vice President(2)(4)--Senior Vice President and Treasurer of MLAM and FAM since 1984; Vice President of MLFD since 1981; Treasurer of MLFD since 1989 and Senior Vice President and Treasurer of Princeton Administrators, Inc. since 1988.

     MARK E. MAGUIRE (38)--Senior Vice President(2)(3)--Assistant Vice President of MLFD since 1990.

     JOHN NG (43)--Vice President(2)(4)--Vice President of MLAM since 1984; Assistant Vice President of MLAM from 1981 to 1984.

     BARRY F.X. SMITH (32)--Senior Vice President(2)(3)--Employee of MLFD since 1987.

     DIANNE MCDONOUGH (36)--Vice President(2)(3)--Employee of MLFD since 1983.

     ERIC P. LAREAU (28)--Vice President(2)(3)--Employee of MLFD since 1992.

     PHILLIP S. GILLESPIE (34)--Secretary(1)(4)--Attorney associated with the Investment Adviser and MLAM since 1998. Prior to 1998, Mr. Gillespie was Assistant General Counsel of Chancellor LGT Asset Management, Inc. and from 1993 to 1997 was a Senior Counsel and Attorney in the Division of Investment Management and the Office of General Counsel at the U.S. Securities and Exchange Commission.


     PETER THOMPSON (31)--Vice President--Employee of MLFD since 1996; Prior employee of Colonial Investment Services since 1993.

     PATRICIA A. SCHENA (40)--Vice President and Assistant
Secretary(2)(3)--Assistant Vice President of MLFD since 1990, and an employee of MLFD since 1980.

--------
(1) Interested person, as defined in the Investment Company Act of 1940.

(2) The officers of the Funds are officers of certain other investment companies for which the Investment Adviser or MLAM acts as investment adviser.

(3) One Financial Center, Boston, MA 02111

(4) P.O. Box 9011, Princeton, NJ 08543-9011

     The following table sets forth for the fiscal year ended April 30, 1998, compensation paid by the Trust to the disinterested Trustees and for the calendar year ended December 31, 1997, the aggregate compensation paid by all investment companies advised by the Investment Adviser and its affiliate, MLAM ("MLAM/FAM Advised Funds"), to the disinterested Trustees.


                                                                                Aggregate Compensation from
                                                                                         Trust and
                                                     Pension or Retirement           FAM/MLAM Advised
                                 Compensation      Benefits Accrued as Part            Funds Paid to
Name of Trustee                 From the Trust         of Trust Expense                 Trustees(1)
----------------------------   ----------------   --------------------------   ----------------------------
A. Bruce Brackenridge(1)            $25,500                 None                          $36,000
Charles C. Cabot, Jr.(1)            $25,500                 None                          $36,000
James T. Flynn(1)                   $19,500                 None                          $36,000
George W. Holbrook, Jr.(1)          $25,500                 None                          $36,000
W. Carl Kester(1)                   $25,500                 None                          $36,000

--------

(1) In addition to the Fund, the Trustees serve on other FAM/MLAM Advised Funds as follows: Mr. Breckenridge (2) registered investment companies consisting of (6) portfolios; Mr. Cabot (2) registered investment companies consisting of (6) portfolios; Mr. Flynn (2) registered investment companies consisting of (6) portfolios; Mr. Holbrook (2) registered investing companies consisting of (6) portfolios; and Mr.
    Kester (2) registered investment companies consisting of (6) portfolios.

     The Trustees have an Audit and Nominating Committee, the members of which are Messrs. Brackenridge, Cabot, Flynn, Goodwin, Kester and Holbrook.


     Each Trustee who is not an officer or employee of Merrill Lynch & Co., Inc. or its subsidiaries will be paid $36,000 annually in his capacity as a trustee of the Trust, and all Trustees will be reimbursed for any expenses incurred in attending meetings of the Board of Trustees of the Trust or of any committee thereof. No officer or employee of Merrill Lynch & Co., Inc. or its subsidiaries will receive any compensation from any Fund for acting as a trustee or officer of the Trust.

     As a result of the responsibilities assumed by MLFD and FAM under the Distribution Agreement and the Advisory Agreement, respectively (described below and under "Distributor" and "Investment Advisory and Other Services"), the Funds themselves have no employees other than their officers, all of whom will be compensated by FAM or MLFD.


     The officers and interested Trustees of the Trust owned on June 8, 1998 an aggregate of less than 1% of the outstanding shares of any Fund. On that date the officers and interested Trustees of the Trust owned an aggregate of less than 1/4 of 1% of the outstanding Common Stock of Merrill Lynch & Co., Inc.

     As of June 8, 1998, the following were the only shareholders of record of 5% or more of the outstanding shares of any Fund: Schwan's Financial Service LLC, 115 W. College Dr., Marshall, MN 56258-1747, owning 33,863,037.0800 shares of beneficial interest of Merrill Lynch Treasury Fund representing 5.16% of the Fund, MCI Communications, 1801 Pennsylvania Ave., N.W., Washington, D.C. 20006-3606, owning 689,208,198.0000 shares of beneficial interest of Merrill Lynch Premier Institutional Fund representing 9.67% of the Fund and Fund Asset Management LP, P.O. Box 9011, Princeton, NJ 08543-9011, owning 100,000.0000 shares of beneficial interest of Merrill Lynch Rated Institutional Fund representing 100% of the Fund.



                    INVESTMENT ADVISORY AND OTHER SERVICES


     The investment adviser to each of the Funds is Fund Asset Management, L.P. ("FAM" or the "Investment Adviser"), a subsidiary of Merrill Lynch & Co., Inc., a publicly held corporation. The principal business address of FAM is 800 Scudders Mill Road, Plainsboro, New Jersey (mailing address: P.O. Box 9011, Princeton, New Jersey 08543-9011), and the principal business address of Merrill Lynch & Co., Inc. is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281.


     Pursuant to the terms of a separate Investment Advisory Agreement for each Fund, FAM, subject to the general supervision of the Board of Trustees of the Trust and in conformance with the stated policies of the applicable Fund, renders investment supervisory and corporate administrative services to the Fund. In this regard, it is the responsibility of FAM to make investment decisions for each Fund and to place the purchase and sale orders for the Funds' portfolio transactions. In addition, FAM performs, or supervises the performance of, administrative services in connection with each Fund, including
(i) supervising all aspects of the Fund's administration and operations, including processing services related to the purchase and redemption of Fund shares, the general handling of shareholder relations, and portfolio management; (ii) providing the Fund, at FAM's expense, with the services of persons competent to perform such administrative and clerical functions as are necessary in order to provide effective administration of the Fund; and (iii) providing the Fund, at FAM's expense, with adequate office space and related services. FAM may arrange for the provision of these administrative services and functions by Merrill Lynch Funds Distributor, Inc. ("MLFD") or another affiliate of Merrill Lynch & Co., Inc. Each Fund's accounting records are maintained, at the Fund's expense, by its Custodian, State Street Bank and Trust Company.


     As compensation for the services rendered by FAM under the Investment Advisory Agreements, each Fund pays FAM a fee, computed daily and payable monthly, at the following annual rates:




                                                  Percentage of Average Daily Net Assets
                                        ---------------------------------------------------------
Premier Institutional Fund ..........    15%
Institutional Fund ..................   .40% up to and including $250,000,000 plus .375% over
                                          $250,000,000 up to and including $500,000,000 plus
                                          .35% over $500,000,000 up to and including
                                          $750,000,000 plus .325% over $750,000,000
Rated Institutional Fund ............   .20%

                                                      Percentage of Average Daily Net Assets
                                              ------------------------------------------------------
Government Fund and Treasury Fund .........   .35% up to and including $500,000,000 plus .335% over
                                                $500,000,000 up to and including $750,000,000 plus
                                                .32% over $750,000,000 up to and including
                                                $1,000,000,000 plus .30% over $1,000,000,000
Tax-Exempt Fund ...........................   .45% up to and including $1,500,000,000 plus .425%
                                                over $1,500,000,000 up to and including
                                                $2,000,000,000 plus .40% over $2,000,000,000


     Premier Institutional Fund. During its initial offering period, FAM agreed to waive a portion of its advisory fee for the Premier Institutional Fund. For the period beginning January 27, 1997 (commencement of operations) to April 30, 1997, the effective fee payable to FAM was .14% of the Fund's average daily net assets. FAM may discontinue waiver of the fee in whole or in part at any time without notice. For the period beginning January 27, 1997 (commencement of operations) to April 30, 1997, the total advisory fees payable by the Premier Institutional Fund to the Investment Adviser aggregated $1,053,985. The Investment Adviser voluntarily waived $45,574 of the advisory fees payable for the period beginning January 27, 1997 (commencement of operations) to April 30, 1997. For the fiscal year ended April 30, 1998, the total advisory fees payable by the Premier Institutional Fund to the Investment Adviser aggregated $8,073,755.

     Institutional Fund. Effective July 6, 1992, FAM has agreed to waive a portion of its advisory fee so that the effective fee payable to FAM will be at the annual rate of .20% of the Fund's average daily net assets. FAM may discontinue waiver of the fee in whole or in part at any time without notice. For the fiscal years ended April 30, 1998, April 30, 1997 and April 30, 1996, the total advisory fees payable by the Institutional Fund to the Investment Adviser aggregated $21,807,793, $24,155,920 and $26,191,407, respectively. The
Investment Adviser voluntarily waived $8,619,014, $9,522,140 and $10,263,924 of the advisory fees payable for the fiscal years ended April 30, 1998, April 30, 1997 and April 30, 1996, respectively.

     Government Fund. Effective December 1, 1993, FAM has agreed to waive a portion of its advisory fee so that the effective fee payable to FAM will be at an annual rate of .20% of the Fund's average daily net assets. FAM may discontinue waiver of the fee in whole or in part at any time without notice. For the fiscal years ended April 30, 1998, April 30, 1997 and April 30, 1996, the total advisory fees payable by the Government Fund to the Investment Adviser aggregated $6,330,489, $6,007,440 and $5,423,149, respectively. The Investment Adviser voluntarily waived $2,369,204, $2,261,521 and $2,066,757 of the advisory fees payable for the fiscal years ended April 30, 1998, April 30, 1997 and April 30, 1996, respectively.

     Treasury Fund. Effective December 1, 1993, FAM has agreed to waive a portion of its advisory fee so that the effective fee payable to FAM will be at an annual rate of .20% of the Fund's average daily net assets. FAM may discontinue waiver of the fee in whole or in part at any time without notice. For the fiscal years ended April 30, 1998, April 30, 1997 and April 30, 1996, the total advisory fees payable by the Treasury Fund to the Investment Adviser aggregated $2,294,733, $1,991,236 and $1,792,930, respectively. The Investment Adviser voluntarily waived $974,269, $846,551 and $765,429 of the advisory fees payable for the fiscal years ended April 30, 1998, April 30, 1997 and April 30, 1996, respectively.


     Tax-Exempt Fund. Effective December 1, 1993, FAM agreed to waive a portion of its advisory fee so that the effective fee payable to FAM will be at an annual rate of .20% of the Fund's average daily net assets. FAM may discontinue waiver of the fee in whole or in part at any time without notice. Previously effective February

8, 1993, FAM had voluntarily agreed to waive a portion of its advisory fee so that the effective fee payable to FAM would be at an annual rate of .26% of the Fund's average daily net assets. For the fiscal years ended April 30, 1998, April 30, 1997 and April 30, 1996, the total advisory fees payable by the Tax-Exempt Fund to the Investment Adviser aggregated $6,881,461, $3,731,200 and $2,109,495, respectively. The Investment Adviser voluntarily waived $3,810,001, $2,072,889 and $1,171,941 of the advisory fees payable for the fiscal years ended April 30, 1998, April 30, 1997 and April 30, 1996, respectively.


     Each Investment Advisory Agreement obligates the Investment Adviser to provide advisory, administrative and management services, to furnish office space and facilities for management of the affairs of the applicable Fund, to pay all compensation of, and furnish office space for, officers and employees of the Fund, as well as the fees of all Trustees of the Fund who are affiliated persons of Merrill Lynch & Co., Inc. or any of its subsidiaries. Each Fund pays all other expenses incurred in its operation and a portion of the Trust's general administrative expenses allocated on the basis of the asset size of the respective Funds. Expenses that will be borne directly by each Fund include trustees' fees, redemption expenses, expenses of portfolio transactions, shareholder servicing costs, expenses of registering its shares under federal and state securities laws, pricing costs (including the daily calculation of net asset value), interest, certain taxes, charges of the custodian and transfer agent and other expenses attributable to a particular Fund. Expenses which will be allocated on the basis of size of the respective Funds include trustees' fees, legal expenses, auditing services, costs of printing proxies, stock certificates, shareholder reports and prospectuses and statements of additional information (except to the extent paid by MLFD), Securities and Exchange Commission fees, accounting costs and other expenses properly payable by the Trust and allocable on the basis of size of the respective Funds. Depending upon the nature of the lawsuit, litigation costs may be directly applicable to a Fund or allocated on the basis of the size of the respective Funds. The Board of Trustees of the Trust has determined that this is an appropriate method of allocation of expenses.

     As required by each Distribution Agreement, the Distributor will pay certain of the expenses incurred in connection with the offering of shares of the respective Fund. After the prospectuses and periodic reports have been prepared and set in type, the Distributor will pay for the printing and distribution of copies thereof used in connection with a Fund offering to investors. The Distributor will also pay for other supplementary sales literature.

     Each Investment Advisory Agreement will terminate automatically upon its assignment and is terminable at any time without penalty by the Board of Trustees of the Trust or by a vote of a majority of the applicable Fund's outstanding voting shares on 60 days' written notice to FAM, or by FAM on 90 days' written notice to the applicable Fund.

     The investment advisory services of FAM to the Funds are not exclusive under the terms of the Investment Advisory Agreements and FAM is also free to, and does, render such services to others. FAM and MLAM together act as the manager or adviser for over 90 investment companies.

     State Street Bank and Trust Company, P.O. Box 8500, Boston, Massachusetts 02266-8500, is each Fund's Custodian, Transfer Agent and Dividend Disbursing Agent. It also maintains each Fund's accounting records.

     Rogers & Wells LLP, counsel to the Trust, passes upon legal matters for the Funds in connection with the shares offered by the Prospectuses.

     Deloitte & Touche LLP are the independent auditors of the Trust.

                            PORTFOLIO TRANSACTIONS

     The securities in which the Funds invest are traded primarily in the over-the-counter market. Where possible, the Funds will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. The securities in which the Funds invest are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing the Funds' portfolio transactions will consist primarily of dealer spreads and underwriting commissions. Under the Investment Company Act of 1940, persons affiliated with the Funds are prohibited from dealing with the Funds as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Securities and Exchange Commission. Since over-the-counter transactions are usually principal transactions, affiliated persons of the Funds, including Merrill Lynch Government Securities, Inc. ("GSI"), Merrill Lynch Money Markets, Inc. ("MLMM") and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), may not serve as the Funds' dealer in connection with such transactions except pursuant to an exemptive order such as that described below. However, affiliated persons of the Funds may serve as their broker in over-the-counter transactions conducted on an agency basis. The Funds may purchase securities from an underwriting syndicate of which Merrill Lynch is a member under certain conditions in accordance with the provisions of a rule adopted under the Investment Company Act of 1940.

     The Securities and Exchange Commission has issued an exemptive order which permits the Premier Institutional Fund, Institutional Fund, Rated Institutional Fund, Government Fund and Treasury Fund to conduct principal transactions with GSI, MLMM and Merrill Lynch in U.S. Government and Government agency securities, and certain other money market securities, subject to a number of conditions, including conditions designed to insure that the prices to these Funds available from GSI, MLMM and Merrill Lynch are at least as favorable as those available from other sources. GSI and MLMM have informed the Premier Institutional Fund, Institutional Fund, Rated Institutional Fund, Government Fund and Treasury Fund that they will in no way, at any time, attempt to influence or control the activities of these Funds or the Investment Adviser in placing such principal transactions. The exemptive order allows GSI, MLMM and Merrill Lynch to receive a dealer spread on any transaction with the Premier Institutional Fund, Institutional Fund, Rated Institutional Fund, Government Fund and Treasury Fund no greater than their customary dealer spread for transactions of the type involved.

     The Securities and Exchange Commission has issued an exemptive order permitting the Tax-Exempt Fund to conduct principal transactions with Merrill Lynch in municipal securities with remaining maturities of one year or less which have received one of the two highest ratings from at least one of the nationally recognized rating agencies, subject to a number of conditions, including conditions designed to insure that the prices to the Tax-Exempt Fund available from Merrill Lynch are equal to or better than that available from other sources. Merrill Lynch has informed the Tax-Exempt Fund that it will in no way at any time attempt to influence or control the activities of the Tax-Exempt Fund or the Investment Adviser in placing such principal transactions. The exemptive order allows Merrill Lynch to receive a dealer spread on any transaction with the Tax-Exempt Fund no greater than their customary dealer spreads for transactions of the type involved.


     Premier Institutional Fund. For the period beginning January 27, 1997 (commencement of operations) to April 30, 1997, the Premier Institutional Fund engaged in no such transactions. During the fiscal year ended April 30, 1998, the Premier Institutional Fund engaged in 62 transactions involving approximately $2.45 billion.

     Institutional Fund. During the fiscal year ended April 30, 1997, the Institutional Fund engaged in 94 such transactions involving approximately $4.5 billion. During the fiscal year ended April 30, 1998, the Institutional Fund engaged in 35 such transactions involving approximately $1.33 billion.

     Government Fund. During the fiscal year ended April 30, 1997, the Government Fund engaged in 24 such transactions involving approximately $720.2 million. During the fiscal year ended April 30, 1998, the Government Fund engaged in 8 such transactions involving approximately $235.0 million.

     Treasury Fund. During the fiscal year ended April 30, 1997, the Treasury Fund engaged in no such transactions. During the fiscal year ended April 30, 1998, the Treasury Fund engaged in 5 such transactions involving approximately $56.0 million.

     Tax-Exempt Fund. During the fiscal year ended April 30, 1997, the Tax-Exempt Fund engaged in one principal transactions with Merrill Lynch involving approximately $10.6 million. During the fiscal year ended April 30, 1998, the Tax-Exempt Fund engaged in no such transactions.


     The Funds have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policy established by the Trustees and officers of the Trust, the Investment Adviser is primarily responsible for each Fund's portfolio decisions and for placing each Fund's portfolio transactions. In placing orders, it is the policy of the Funds to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, the firm's risk in positioning the securities involved and the firm's provision of supplemental investment research (such as economic data and market forecasts). Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Adviser under its Investment Advisory Agreements with the Funds, and the expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. In some cases, the Investment Adviser may use such supplemental research in providing investment advice to its other investment advisory accounts. While the Investment Adviser generally seeks reasonable competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available. The Funds' policy of investing in securities with short maturities will result in high portfolio turnover.


                                NET ASSET VALUE


     The net asset value of the Premier Institutional Fund, Institutional Fund, Rated Institutional Fund, Government Fund and Treasury Fund is determined pursuant to the "penny rounding" method by adding the fair value of all securities and other assets in the portfolio, deducting the portfolio's liabilities, dividing by the number of shares outstanding and rounding the result to the nearest whole cent. Securities held by the Premier Institutional Fund, Institutional Fund, Rated Institutional Fund, Government Fund and Treasury Fund with a remaining maturity of 60 days or less will be valued on an amortized cost basis, and securities with a remaining maturity of greater than 60 days for which market quotations are readily available are valued on a current market basis. Other securities held by the Premier Institutional Fund, Institutional Fund, Rated Institutional Fund, Government Fund and Treasury Fund are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. The Tax-Exempt Fund relies on a rule of the Securities and Exchange Commission pursuant to which the valuation of its portfolio securities is based upon their amortized cost. This method involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security.

     In accordance with the Securities and Exchange Commission rule applicable to the valuation of its portfolio securities and consistent with certain of the Funds' operating policies, each Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments having remaining maturities of up to 762 days (25 months) in the case of U.S. Government securities and 397 days (13 months) in the case of all other securities (including Tax-Exempt Securities invested in by the Tax-Exempt Fund) and invest only in securities determined by the Trustees to be of high quality with minimal credit risks. For purposes of calculating the Tax-Exempt Fund's dollar-weighted average portfolio maturity, the remaining maturity of a VRDN (including a Participating VRDN, is deemed to be the longer of (i) the notice period required before the Tax-Exempt Fund is entitled to receive payment of the principal amount of the VRDN upon demand, or (ii) the period required until the VRDN's next interest rate adjustment. In addition, the Trustees have established procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Deviations of more than an insignificant amount between the net asset value calculated using market quotations and that calculated pursuant to the penny rounding method, in the case of the Premier Institutional Fund, Institutional Fund, Rated Institutional Fund, Government Fund and Treasury Fund, or pursuant to the amortized cost method, in the case of the Tax-Exempt Fund, will be reported to the Trustees by FAM. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the affected Fund will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; or establishing a net asset value per share by using available market quotations. In addition, each of the Treasury Fund and the Tax-Exempt Fund may reduce the number of its outstanding shares by having each shareholder proportionately contribute shares to the Fund's capital. If the number of outstanding shares of the Treasury Fund or the Tax-Exempt Fund is reduced in order to maintain a constant net asset value of $1.00 per share, the shareholders will contribute proportionately to the Fund's capital the number of shares which represent the difference between valuation pursuant to the penny rounding method, in the case of the Treasury Fund, or the amortized cost method, in the case of the Tax-Exempt Fund, and the market valuation of the portfolio. Each shareholder will be deemed to have agreed to such contribution by his investment in the Treasury Fund or the Tax-Exempt Fund.

     Since the net income of each Fund is determined and declared as a dividend immediately prior to each time the net asset value of the Fund is determined, the net asset value per share of each Fund normally remains at $1.00 per share immediately after each such dividend declaration. Any increase in the value of a shareholder's investment in any Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares in his account and any decrease in the value of a shareholder's investment is reflected by a decrease in the number of shares in his account.


                                   DIVIDENDS

     All, or substantially all, of each Fund's net income is declared as dividends daily. Dividends are paid monthly and automatically reinvested in additional Fund shares at net asset value and credited to the shareholder's account or, at the shareholder's option, paid in cash.


     Each Fund's net income for dividend purposes is determined daily. On days on which the New York Stock Exchange and the Federal Reserve Bank of Boston are open for business, such determination will be made immediately prior to the determination of net asset value as of the close of business on the New York Stock Exchange (4:00 p.m. Boston time) for the Tax-Exempt and Treasury Funds, and as of 5:00 p.m. (Boston time) for the Premier Institutional Fund, Institutional Fund, the Rated Institutional Fund and the Government Fund. Immediately after such determination, each Fund will declare a dividend payable to shareholders of record either: (a) at 12:00 Noon (Boston time) for the Tax-Exempt Fund, 2:00 p.m. (Boston time) for the Treasury Fund, or 5:00 p.m. (Boston time) for the Premier Institutional Fund, Institutional Fund, the Rated Institutional Fund and the Government Fund on days on which the New York Stock Exchange and the Federal Reserve Bank of Boston are open for business and do not close early, or if the Exchange closes early or the PSA recommends that the securities markets close early, at such closing time or (b) at the previous close of business on the New York Stock Exchange on days on which the New York Stock Exchange or the Federal Reserve Bank of Boston is not open for business. Net income of the Premier Institutional Fund, Institutional Fund, Rated Institutional Fund, Government Fund and Treasury Fund (from the time of the immediately preceding determination thereof) will consist of (i) interest accrued or discount earned (including both original issue and market discount), (ii) plus or minus all realized gains and losses, if any, on the portfolio securities of the Fund, (iii) less the estimated expenses of the Fund (including the fee payable to FAM applicable to that dividend period). If an order to purchase shares of the Tax-Exempt Fund is received after 12:00 Noon (Boston Time), or after 2:00 p.m. (Boston Time) for the Treasury Fund, and prior to the close of the Exchange (including early closings), the order will become effective on that day, but dividends will not be earned until the next Business Day. For the Premier Institutional, the Institutional, the Rated Institutional or the Government Funds, if an order is received after 5:00 p.m. (Boston Time) it will not become effective, and dividends will not be earned, until the next Business Day.


     Net income of the Tax-Exempt Fund (from the time of the immediately preceding determination thereof) consists of interest accrued and/or original issue discount earned, less amortization of premiums and the estimated expenses of the Tax-Exempt Fund (including the fees payable to FAM applicable to that dividend period). The amount of discount or premium on portfolio securities is fixed at the time of their purchase and consists of the difference between the purchase price for such securities and the principal amount of such securities. Realized gains and losses are reflected in the Tax-Exempt Fund's net asset value and are not included in income.

     Each Fund intends to use its best efforts to maintain its net asset value at $1.00 per share. As a result of a significant expense or realized or unrealized loss, it is possible that a Fund's net asset value may fall below $1.00 per share.

     Should any Fund incur or anticipate any unusual or unexpected significant expense or loss which would affect disproportionately that Fund's income for a particular period, the Trustees would at that time consider whether to adhere to the present dividend policy described or to revise it in the light of the then prevailing circumstances in order to ameliorate to the extent possible the disproportionate effect of such expense or loss on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder's receiving no dividends for the period during which he held his shares and in his receiving upon redemption a price per share lower than that which he paid.

     Shareholders may receive their dividends in cash monthly by completing the appropriate section of the Account Application contained in the Prospectus for the applicable Fund. Such distributions will be paid by check within seven days after the end of each month. The election to receive cash distributions may be made at the time of purchase of Fund shares or at any time subsequent thereto by giving written notice to State Street Bank. To be effective with respect to a particular monthly dividend, such written notice must be received by State Street Bank at least seven days prior to the end of the month. Dividends and distributions are taxable to shareholders whether distributed in cash or reinvested in additional shares. See "Taxes."

     State Street Bank, the Transfer Agent, will send each shareholder a monthly statement showing the total number of shares owned as of the last business day of the month, as well as the current month's and year to date dividends paid in terms of total cash distributed and, for those shareholders who have dividends reinvested, the number of shares acquired through the reinvestment dividends.

                                     TAXES

Federal
     General. Each Fund intends to qualify for tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). If in any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income will be taxed to that Fund at corporate rates.

     Some shareholders may be subject to a 31% withholding on reportable dividends, capital gains distributions and redemption payments ("backup withholding"). Generally, non-corporate shareholders for whom a taxpayer identification number is not on file with the applicable Fund or who, to the Fund's knowledge, have furnished an incorrect number will be subject to backup withholding. When establishing an account, an investor must certify under penalties of perjury that such number is correct and that he is not subject to backup withholding.

     The Code imposes a 4% nondeductible excise tax on a regulated investment company, such as a Fund, if it does not distribute to its shareholders during the calendar year an amount equal to at least 98% of the Fund's net investment income, with certain adjustments, for such calendar year, plus at least 98% of the Fund's capital gain net income for the one-year period ending, as a general rule, by October 31 of such calendar year.

     For this purpose, any income or gain retained by a Fund that is subject to corporate income tax will be treated as having been distributed at year-end. In addition, an amount equal to any undistributed net investment income or capital gain net income from the previous calendar year must also be distributed to avoid the excise tax. The excise tax is imposed on the amount by which a Fund does not meet the foregoing distribution requirements. While each Fund intends to make distributions in the manner necessary to avoid imposition of the 4% excise tax, there can be no assurance that sufficient amounts of taxable income and gain will be distributed to avoid imposition of the tax. The excise tax will not generally apply to the tax-exempt income of a regulated investment company such as the Tax-Exempt Fund that pays exempt-interest dividends.

     Any dividend declared by any Fund in October, November or December of any year and made payable to shareholders of record on a specified date in that month will be deemed to be received by such shareholders on December 31 of such year and to be paid by a Fund not later than December 31 of that year if actually paid during the following January. Accordingly, these dividends will be taxable to shareholders in the year declared and not in the year in which shareholders actually receive the dividend.

     Premier Institutional Fund, Institutional Fund, Rated Institutional Fund, Government Fund and Treasury Fund. Dividends will be taxable to shareholders of the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund as ordinary income, except for (a) such portion as may exceed a shareholder's ratable share of the applicable Fund's earnings and profits as determined for tax purposes (which may differ from net income for book purposes), which excess will be applied against and reduce the shareholder's cost or other tax basis for his shares and (b) amounts representing distributions of realized net long-term capital gains, if any. If the amount described in (a) above were to exceed the shareholder's cost or other tax basis for his shares, the excess over such basis would be treated as gain from the sale or exchange of such shares. Dividends and distributions are taxable as described herein, whether received in cash or reinvested in additional shares of the applicable Fund.

     Tax-Exempt Fund. The Tax-Exempt Fund has elected to qualify to pay "exempt-interest" dividends as defined in Section 852(b)(5) of the Code. Under that section if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations exempt from Federal income tax ("tax-exempt obligations"), pursuant to Section 103(a) of the Code (relating to obligations of a state, territory, or a possession of the United States, or any political subdivision of any of the foregoing, or of the District of Columbia), the Tax-Exempt Fund will be qualified to pay exempt-interest dividends to its shareholders. Exempt-interest dividends are dividends or any part thereof (other than any short- or long-term capital gain distributions) paid by the Tax-Exempt Fund which are attributable to interest on tax-exempt obligations and designated by the Fund as exempt-interest dividends in a written notice mailed to the Fund's shareholders within 60 days after the close of its taxable year. The percentage of the total dividends paid by the Tax-Exempt Fund during any taxable year which qualifies as exempt-interest dividends will be the same for all shareholders receiving dividends during that year. Exempt-interest dividends may be treated by shareholders for all purposes as items of interest excludable from their gross income under Section 103(a) of the Code. However, a shareholder is advised to consult his tax adviser with respect to whether exempt-interest dividends retain the exclusion under Section 103(a) if such shareholder would be treated as a "substantial user" under Section 147(a)(1) with respect to some or all of the tax-exempt obligations held by the Tax-Exempt Fund.

     Distributions of the Tax-Exempt Fund's net realized short-term capital gains will be taxable to shareholders as ordinary income. In order to avoid taxation on its net long-term capital gains, the Tax-Exempt Fund may elect to distribute "capital gain dividends" to its shareholders. Any distributions designated as capital gain dividends, i.e., as being made from the Tax-Exempt Fund's net long-term capital gains in a written notice furnished annually to shareholders are taxable to shareholders as long-term capital gains, regardless of the shareholders' holding period of shares of the Tax-Exempt Fund. To the extent the Tax-Exempt Fund has taxable income, expenses of the Fund will be allocated between the taxable income and the tax-exempt income on a proportional basis. Since the Tax-Exempt Fund will not invest in the stock of domestic corporations, shareholders of the Tax-Exempt Fund will not be entitled to the dividends-received deduction for corporations. The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of the Tax-Exempt Fund is not deductible to the extent attributable to exempt-interest dividends.

     Not later than 60 days after the end of each fiscal year of the Tax-Exempt Fund, the Fund will send to its shareholders the written notice required by the Code designating the amount of its dividends that constitutes exempt-interest dividends, the amount of the dividends and distributions which is ordinary taxable income and the amount of distributions which is taxable to shareholders as long-term capital gain.

     The Code requires that every person required to file a tax return must disclose on that return the amount of exempt-interest dividends received from the Tax-Exempt Fund during the taxable year. The disclosure of this amount is for informational purposes only. In addition, the Code provides that with respect to a shareholder who receives exempt-interest dividends on shares held for less than six months, any loss on the sale or exchange of such shares will, to the extent of the amount of such exempt-interest dividends, be disallowed.

     The Code also provides that interest income with respect to certain tax-exempt bonds, known as private activity bonds, is a preference item for purposes of the corporate and individual alternative minimum tax. To the extent that the Tax-Exempt Fund invests in private activity bonds, shareholders of the Fund will have preference items attributable to their proportionate shares of the interest income received by the Fund from such bonds. Interest income from tax-exempt bonds held by the Fund would increase the alternative minimum taxable income of corporate shareholders for purposes of this computation.

Massachusetts Income Tax
     Under present Massachusetts law, a Fund will not be subject to any Massachusetts income taxation during any fiscal year in which such Fund qualifies as a Massachusetts business trust. A Fund might be subject to Massachusetts income taxes for any taxable year in which it did not so qualify.


Other Taxes
     In those states and localities which have income tax laws, the treatment of shareholders of the Funds under such laws may differ from their treatment under the Federal income tax laws. Under state or local law, distributions of net investment income may be taxable to shareholders as dividend income even though a portion of such distributions may be derived from interest on U.S. Government obligations which, if realized directly, would be exempt from such income taxes. Shareholders are advised to consult their tax advisors concerning the application of state and local taxes.

                                  DISTRIBUTOR


     The Trust has entered into a Distribution Agreement with respect to each Fund (the "Distribution Agreements") with Merrill Lynch Funds Distributor, Inc. ("MLFD"), an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. Pursuant to the terms of each Distribution Agreement, MLFD serves as the principal underwriter and distributor of the applicable Fund's shares, and in that capacity makes a continuous offering of that Fund's shares and bears the costs and expenses of printing and distributing any copies of any prospectuses and annual and interim reports of the Fund (after such items have been prepared and set in type) which are used in connection with the offering of shares to selected dealers or investors, and the costs and expenses of preparing, printing and distributing any other literature used by MLFD or furnished by it for use by selected dealers in connection with the offering of the shares for sale to the public. There will be no fee payable by any Fund pursuant to the Distribution Agreements. There is no sales or redemption charge. The continuance of the Distribution Agreements must be approved in the same manner as the Investment Advisory Agreements, and each Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by the Board of Trustees of the Trust or by vote of a majority of the applicable Fund's outstanding shares on 60 days' written notice to MLFD and by MLFD on 90 days' written notice to the Trust.


     The Trust had adopted a Distribution and Shareholder Servicing Plan (the "Plans") with respect to each Fund, other than the Premier Institutional Fund and the Rated Institutional Fund, pursuant to Rule 12b-1 under the Investment Company Act of 1940, pursuant to which FAM is permitted to use a portion of the advisory fee compensation it receives from any such Fund to promote the distribution of that Fund's shares and to enhance the provision of shareholder services; however, the Plans were terminated as of June 8, 1998. Each Plan was approved by a majority of (i) the Trustees of the Trust, and (ii) the Trustees of the Trust who are not interested persons of the Trust, and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Rule 12b-1 Trustees"), a majority of whom cast their votes in person at a meeting called for the purpose of voting on the Plan. Each Plan permitted FAM to pay a fee to MLFD. The amount of the fees paid to MLFD was determined by FAM in its sole discretion. Payments under a Fund's Plan are not made directly by the Fund. From amounts received by it under each Plan, MLFD was authorized to make payments to securities dealers with which MLFD had entered into selected dealer agreements. No Fund was required or permitted under its Plan to make payments over and above the amount of the investment advisory fee to promote the sale of its shares; its Plan merely permitted the reallocation of a portion of the advisory fee FAM receives from that Fund to pay for distribution-related activities. Since payments to securities dealers under the Plans must come from FAM's investment advisory fee or its past profits, no Fund experienced any adverse impact on its yield because of its Plan.

     MLFD could also use a portion of the fee it receives under a Plan to compensate administrators who perform administrative services that otherwise would be performed by FAM or its agent. These services may include providing office space, equipment, telephone facilities and various support personnel as may be required on an ongoing basis, maintaining shareholders' accounts and records, processing purchase and redemption transactions and furnishing other services to the applicable Fund as the Fund may reasonably request. FAM also intended to reimburse MLFD for payments it makes to institutions which enter into servicing arrangements with MLFD in accordance with the terms of the Plans.


     Rule 12b-1 requires each Fund having a Plan to preserve copies of any plan, agreement or report made under the Rule for a period of not less than six years from the date of the plan, agreement or report, the first two of which must be maintained in an easily accessible place. The Rule also provides that the minutes of the meeting of the Trust's board at which a decision is made to use a Fund's assets for distribution must describe the factors considered and the basis for the decision and that such minutes must be preserved for a period of at least six years from the date of such report.


     For the fiscal year ended April 30, 1998, the fees paid to MLFD under the Plan totalled $3,183,307 or .05% of the Institutional Fund's average daily net assets, all of which was paid to MLFD for providing distribution-related services in connection with Fund shares.

     For the fiscal year ended April 30, 1998, the fees paid to MLFD under the Plan totalled $980,733 or .05% of the Government Fund's average daily net assets, all of which was paid to MLFD for providing distribution-related services in connection with Government Fund shares.

     For the fiscal year ended April 30, 1998, the fees paid to MLFD under the Plan totalled $388,984 or .06% of the Treasury Fund's average daily net assets, all of which was paid to MLFD for providing distribution-related services in connection with Treasury Fund shares.

     For the fiscal year ended April 30, 1998, the fees paid to MLFD under the Plan totalled $1,024,648 or .07% of the Tax-Exempt Fund's average daily net assets, all of which was paid to MLFD for providing distribution-related services in connection with Fund shares.



                               YIELD INFORMATION

     Each Fund normally computes its annualized yield by determining the net change for a seven-day base period, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365 and then dividing by seven with the resulting yield figure carried to at least the nearest hundredth of one percent. Under this calculation, the yield does not reflect realized and unrealized gains and losses on portfolio securities. The Securities and Exchange Commission also permits the calculation of a standardized effective or compounded yield. This is computed by compounding the unannualized base period return which is done by adding one to the base period return, raising the sum to a power equal to 365 divided by seven and subtracting one from the result. This compounded yield calculation also excludes realized or unrealized gains or losses on portfolio securities.

     The yield on shares of each Fund normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by the applicable Fund of future yields or rates of return on its shares. The yield is affected by changes in interest rates on short-term securities, average portfolio maturity, the types and quality of portfolio securities held, and operating expenses.


                              GENERAL INFORMATION

     The Prospectuses and the Statements of Additional Information do not contain all the information set forth in the Registration Statements and the exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, to which reference is hereby made.

     The Declaration of Trust establishing the Trust, a copy of which, together with all amendments thereto (the "Declaration"), is on file in the office of the Secretary of the Commonwealth of Massachusetts, provides that the name "Merrill Lynch Funds For Institutions Series" refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of the Trust may be held to any personal liability, nor may resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Trust but only property of the Trust shall be liable. The Trust issues shares in one or more series. All persons dealing with the Trust must look solely to the property of the applicable series of the Trust for the enforcement of any claims against it.

                                  APPENDIX B


                 INFORMATION CONCERNING TAX-EXEMPT SECURITIES


Description of Tax-Exempt Securities
     Tax-Exempt Securities include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to finance various facilities operated for private profit, including pollution control facilities. Such obligations are included within the term Tax-Exempt Securities if the interest paid thereon is exempt from federal income tax. Tax-Exempt Securities also include short-term tax-exempt municipal obligations such as tax anticipation notes, bond anticipation notes and revenue anticipation notes, which are sold as interim financing in anticipation of tax collections, bond sales and revenue receipts, respectively. The Tax-Exempt Fund may also invest in short-term tax-exempt commercial paper obligations, which are short-term unsecured promissory notes issued to finance short-term credit needs, and floating rate tax-exempt demand notes on which the Tax-Exempt Fund may demand payment from the issuer at par value plus accrued interest on short notice (typically three to seven days). In addition, the Tax-Exempt Fund may invest in variable rate demand notes and participations therein (see "Variable Rate Demand Notes" below).

     The two principal classifications of Tax-Exempt Securities are "general obligation" and "revenue" or "special obligation" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as from the user of the facility being financed. Industrial development bonds are in most cases revenue bonds and do not generally constitute the pledge of the credit or taxing power of the issuer of such bonds. The payment of the principal of and interest on such industrial revenue bonds depends solely on the ability of the user of the property financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The portfolio may also include "moral obligation" bonds which are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

     Yields on Tax-Exempt Securities are dependent on a variety of factors, including the general condition of the money market and of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ability of the Tax-Exempt Fund to achieve its investment objective is also dependent on the continuing ability of the issuers of the Tax-Exempt Securities in which the Tax-Exempt Fund invests to meet their obligations for the payment of interest and principal when due. There are variations in the risks involved in the holding of Tax-Exempt Securities, both within a particular classification and between classifications, depending on numerous factors. Furthermore, the rights of holders of Tax-Exempt Securities and the obligations of the issuers of Tax-Exempt Securities may be subject to applicable bankruptcy, insolvency and similar laws and court decisions affecting the rights of creditors generally, and such laws, if any, which may be enacted by Congress or state legislatures affecting specifically the rights of holders of Tax-Exempt Securities.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Tax-Exempt Securities. Similar proposals may be introduced in the future. If such proposals were enacted, the ability of the Fund to pay "exempt-interest" dividends would be adversely affected and the Tax-Exempt Fund would reevaluate its investment objective and policies and consider changes in its structure. See "Taxes" in the Prospectus and Statement of Additional Information.


Variable Rate Demand Notes

     Variable rate demand notes ("VRDNs") are tax-exempt obligations upon which interest is payable at a floating or variable rate and upon which payment of the unpaid principal balance plus accrued interest may be demanded at any time upon a short notice period. The interest rate on a VRDN is adjusted at periodic intervals pursuant to an adjustment formula which is based on some prevailing market rate for similar investments and which is designed to maintain the market value of the VRDN on each adjustment date at approximately the par value of the VRDN. The adjustments are frequently based upon the prime rate of a bank or some other appropriate interest rate adjustment index. The right of demand may be either against the issuer or a third party (typically a bank pursuant to an irrevocable letter of credit or guaranty arrangement).

     The Tax-Exempt Fund may also invest in VRDNs in the form of participation interests ("Participating VRDNs") in variable rate tax-exempt obligations held by a financial institution, typically a commercial bank ("institutions"). Participating VRDNs provide the Tax-Exempt Fund with a specified undivided interest (up to 100%) of the underlying obligations and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDNs from the institution upon a specified number of days' notice, presently not to exceed seven days. In addition, the Participating VRDN is backed by an irrevocable letter of credit or similar commitment of the institution. The Tax-Exempt Fund has an undivided interest in the underlying obligation and thus participates on the same basis as the institution in such obligation except that the institution typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment.

     The Tax-Exempt Fund has been advised by its counsel to the effect that the interest received on Participating VRDNs will be treated as interest from tax-exempt obligations as long as the Fund does not invest more than a limited amount (not more than 20%) of its total assets in such investments and certain other conditions are met. The Tax-Exempt Fund will not make any such investments until its Trustees have authorized such investments. It is contemplated that if the trustees authorize such investments, the Tax-Exempt Fund will not invest more than a limited amount of its total assets in Participating VRDNs.


Purchase of Securities with Rights to Put the Securities

     As described under "Investment Objectives and Policies" in the Statement of Additional Information, the Tax-Exempt Fund reserves the right to engage in put transactions. Set forth below is a description of certain characteristics of the put transactions the Tax-Exempt Fund is permitted to enter into.


     The right to put the securities to a counterparty depends on the counterparty's ability to pay for the securities at the time the put is exercised. The Tax-Exempt Fund would limit its put transactions to institutions which the Investment Adviser believes present minimum credit risk, and the Fund would use its best efforts to determine initially and to continue to monitor the financial strength of counterparties because adequate current financial information may not be available. In the event that any counterparty is unable to honor a put for financial reasons, the Tax-Exempt Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the counterparty. Furthermore, particular provisions of the contract between the Tax-Exempt Fund and the counterparty may excuse the counterparty from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Tax-Exempt Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security. If the Tax-Exempt Fund were to engage in such transactions at this time, it would engage in such transactions with banks and, to the extent permitted by applicable law, with broker-dealers.

     It also should be noted that while the market for put options in tax-exempt securities to sellers of Tax-Exempt securities has developed over time, there can be no representation about the future state of the market, i.e., the number of banks or dealers that might be willing to sell securities to the Tax-Exempt Fund with a right for the Fund to put the securities back to the seller, the spread between the price of the security if sold without the right to put and with the right to put, the valuation of securities subject to such puts and the value to be ascribed to the put itself, if any, and whether and on what terms the Tax-Exempt Fund can renew any put options. The municipal securities purchased which are subject to such a put may be sold to third persons at any time, even though the put is outstanding, but the put itself will generally not be marketable or otherwise assignable. Therefore, the put would have value only to the Tax-Exempt Fund. Sale of the securities to third parties or lapse of time with the put unexercised will terminate the right to put the securities to the seller. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Tax-Exempt Fund, the Fund could sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit on the percentage of portfolio securities that the Fund may purchase subject to a put for its portfolio. The Tax-Exempt Fund has not determined the circumstances under which it will enter into put transactions or what will be deemed to be the maturity of securities subject to puts for purposes of calculating the weighted average maturity of its portfolio.

================================================================================

ADMINISTRATOR & DISTRIBUTOR
Merrill Lynch Funds Distributor, Inc.
One Financial Center
Boston, Massachusetts 02111

INVESTMENT ADVISER
Fund Asset Management, L.P.
P.O. Box 9011
Princeton, New Jersey 08543-9011

CUSTODIAN & TRANSFER AGENT
State Street Bank and Trust Company
P.O. Box 8500
Boston, Massachusetts 02266-8500

LEGAL COUNSEL
Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

AUDITORS
Deloitte & Touche LLP
125 Summer Street
Boston, Massachusetts 02110-1617


No person has been authorized to give any information or to make any representations, other than those contained in the Prospectuses and in these Statements of Additional Information, in connection with the offer made by the Prospectuses, and, if given or made, such other information or representations must not be relied upon as having been authorized by any Fund or its Distributor. The Prospectuses and these Statements of Additional Information do not constitute an offer to sell or a solicitation of an offer to buy by any Fund or by the Distributor in any State in which such offer to sell or solicitation of any offer to buy may not lawfully be made.

Merrill Lynch Premier Institutional Fund
Merrill Lynch Institutional Fund
Merrill Lynch Rated Institutional Fund
Merrill Lynch Government Fund
Merrill Lynch Treasury Fund
Merrill Lynch Institutional Tax-Exempt Fund

================================================================================

Statements of Additional Information



Merrill Lynch
Funds For Institutions Series
--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund

Merrill Lynch Institutional Fund
Merrill Lynch Rated Institutional Fund
Merrill Lynch Government Fund
Merrill Lynch Treasury Fund
Merrill Lynch Institutional
 Tax-Exempt Fund




--------------------------------------------------------------------------------
  Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund, Merrill Lynch Rated Institutional Fund, Merrill Lynch Government Fund,
  Merrill Lynch Treasury Fund and Merrill Lynch Institutional Tax-Exempt Fund are separate series of Merrill Lynch Funds For Institutions Series, which is organized as a Massachusetts business trust. None of the Funds is a bank, nor does it offer fiduciary or trust services. Shares of the Funds are not equivalent to a bank account. While the Funds attempt to maintain a stable net asset value of $1.00 per share, there can be no assurance that they will be able to do so. The shares of the Funds are neither insured nor guaranteed by any government agency and are not subject to the protection of the Securities Investor Protection Corporation.
--------------------------------------------------------------------------------







June 11, 1998



Distributor
Merrill Lynch
Funds Distributor, Inc.


These Statements of Additional Information should be retained for future reference.

================================================================================

                   Merrill Lynch Funds For Institution Series

                           PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits.
  (a) Financial Statements:
        Contained in Part A:
        Financial Highlights:



       --Premier Institutional Fund--for the period January 27, 1997 (commencement of operations) to April 30, 1998
       --Institutional Fund--for the ten year period ended April 30, 1998
       --Government Fund--for the ten year period ended April 30, 1998
       --Treasury Fund--for the period December 18, 1989 (commencement of operations)
         through April 30, 1998
       --Tax-Exempt Fund--for the ten year period ended April 30, 1998
        Contained in Part B:
       --Schedules of Investments for Premier Institutional Fund, Institutional Fund, Government
         Fund, Treasury Fund and Tax-Exempt Fund as of April 30, 1998
       --Statements of Assets and Liabilities for Premier Institutional Fund, Institutional Fund,
         Government Fund, Treasury Fund and Tax-Exempt Fund as of April 30, 1998
       --Statements of Operations for Institutional Fund, Government Fund, Treasury Fund and
         Tax-Exempt Fund, for the year ended April 30, 1998
       --Statement of Operations for Premier Institutional Fund for the period January 27, 1998
         (commencement of operations) to April 30, 1998
       --Statements of Changes in Net Assets for Institutional Fund, Government Fund, Treasury
         Fund and Tax-Exempt Fund, for the two years ended April 30, 1998
       --Statement of Changes in Net Assets for Premier Institutional for the period January 27,
         1997 (commencement of operations) to April 30, 1998
       --Financial Highlights for Premier Institutional Fund for the period January 27, 1997
         (commencement of operations) to April 30, 1998
       --Financial Highlights for Institutional Fund, Government Fund, Treasury Fund and Tax-
         Exempt Fund, for each of the periods in the five year periods ended April 30, 1998
       --Notes to Financial Statements


  (b) Exhibits:



  Exhibit
   Number     Description
-----------   -----------
      1(a)    --Declaration of Trust, as amended, with Form of Amendment dated December 11, 1989
                (incorporated by reference to Exhibit 1 to Registrant's Registration Statement on Form
                N-1A (File No. 33-14190))
      1(b)    --Establishment and Designation of Merrill Lynch Institutional Fund and Merrill Lynch
                Government Fund as separate series of Merrill Lynch Funds For Institutions Series, dated
                June 18, 1990 (incorporated by reference to Exhibit 1(b) to Post-Effective Amendment
                No. 6 to Registrant's Registration Statement on Form N-1A (File No. 33-14190))
      1(c)    --Establishment and Designation of Merrill Lynch Institutional Tax-Exempt Fund as a
                separate series of Merrill Lynch Funds for Institutions Series, dated February 16, 1994
                (incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 10 of
                Registrant's Registration Statement on Form N-14 (File No. 33-14190))
      1(d)    --Establishment and Designation of Merrill Lynch Premier Institutional Fund as a separate series of Merrill Lynch Funds For Institutions Series, dated December 9, 1996
                (incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 15 to
                Registrant's Registration Statement Form N-1A (File No. 33-14190))
      1(e)    --Establishment and Designation of Merrill Lynch Rated Institutional Fund as a separate series of Merrill Lynch Funds for Institutions Series, dated June 8, 1998*
      2       --By-Laws of Registrant (incorporated by reference to Exhibit 2 to Registrant's Registration
                Statement on Form N-1A (File No. 33-14190))
      3       --None

 Exhibit
  Number     Description
----------   -----------
     4       --Form of Share Certificate (incorporated by reference to Exhibit 4 to Post-Effective
               Amendment No. 3 to Registrant's Registration Statement to Form N-1A
               (File No. 33-14190))
     5(a)    --Form of Investment Advisory Agreement for Merrill Lynch Treasury Fund (incorporated by reference to Exhibit 5 to Registrant's Registration Statement on Form N-1A
               (File No. 33-14190))
     5(b)    --Investment Advisory Agreement for Merrill Lynch Institutional Fund (incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 5 to Registrant's Registration
               Statement on Form N-1A (File No. 33-14190))
     5(c)    --Investment Advisory Agreement for Merrill Lynch Government Fund (incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 5 to Registrant's Registration
               Statement on Form N-1A (File No. 33-14190))
     5(d)    --Investment Advisory Agreement for Merrill Lynch Institutional Tax-Exempt Fund
               (incorporated by reference to Exhibit 5(d) to Post-Effective Amendment No. 10 to
               Registrant's Registration Statement on Form N-1A (File No. 33-14190))
     5(e)    --Investment Advisory Agreement for Merrill Lynch Premier Institutional Fund
               (incorporated by reference to Exhibit 5(e) to Post-Effective Amendment No. 15 to
               Registrant's Registration Statement on Form N-1A (File No. 33-14190))
     5(f)    --Investment Advisory Agreement for Merrill Lynch Rated Institutional Fund*
     6(a)    --Distribution Agreement for Merrill Lynch Treasury Fund (incorporated by reference to
               Exhibit 6(a) to Registrant's Registration Statement on Form N-1A (File No. 33-14190))
     6(b)    --Form of Selected Dealer Agreement for Merrill Lynch Treasury Fund (incorporated by reference to Exhibit 6(b) to Registrant's Registration Statement on Form N-1A
               (File No. 33-14190))
     6(c)    --Form of Distribution Agreement for Merrill Lynch Institutional Fund (incorporated by reference to Exhibit 6(c) to Post-Effective Amendment No. 5 to Registrant's Registration
               Statement on Form N-1A (File No. 33-14190))
     6(d)    --Form of Distribution Agreement for Merrill Lynch Government Fund (incorporated by reference to Exhibit 6(d) to Post-Effective Amendment No. 5 to Registrant's Registration
               Statement on Form N-1A (File No. 33-14190))
     6(e)    --Form of Distribution Agreement for Merrill Lynch Institutional Tax-Exempt Fund
               (incorporated by reference to Exhibit 6(e) to Post-Effective Amendment No. 10 to
               Registrant's Registration Statement on Form N-1A (File No. 33-14190))
     6(f)    --Distribution Agreement for Merrill Lynch Premier Institutional Fund (incorporated by reference to Exhibit 6(f) to Post-Effective Amendment No. 15 to Registrant's Registration
               Statement on Form N-1A (File No. 33-14190))
     6(g)    --Distribution Agreement for Merrill Lynch Rated Institutional Fund*
     7       --None
     8       --Form of Custodian Agreement (incorporated by reference to Exhibit 8 to Pre-Effective
               Amendment No. 1 to Registrant's Registration Statement on Form N-1A
               (File No. 33-14190))
     9(a)    --Form of Transfer Agency, and Dividend Disbursing Agreement (incorporated by reference to Exhibit 9(a) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement
               on Form N-1A (File No. 33-14190))
     9(b)    --Form of Agreement relating to the use of the "Merrill Lynch" name (incorporated by reference to Exhibit 9(b) to Registrant's Registration Statement on Form N-1A
               (File No. 33-14190))
     9(c)    --Agreement and Plan of Reorganization of Merrill Lynch Institutional Fund Inc. and
               Merrill Lynch Government Fund Inc., respectively (incorporated by reference to Exhibit
               9(c) to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form
               N-1A (File No. 33-14190))
     9(d)    --Agreement and Plan of Reorganization of Merrill Lynch Institutional Tax-Exempt Fund
               (incorporated by reference to Exhibit 10(a) to Post-Effective Amendment No. 10 to
               Registrant's Registration Statement on Form N-1A (File No. 33-14190))
    10(a)    --Opinion of Counsel (filed with 24f-2 Notice on June 20, 1997)

  Exhibit
   Number     Description
-----------   -----------
     10(b)    --Opinion and Consent of Special Massachusetts Counsel (incorporated by reference to
                Exhibit 11(b) to Registrant's Registration Statement on Form N-1A (File No. 33-14190))
     11       --Consent of Independent Auditors*
     12       --None
     13       --None
     14       --None
     15(a)    --Form of Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 and related
                Shareholder Servicing Agreement for Merrill Lynch Treasury Fund (incorporated by reference to Exhibit 15 to Registrant's Registration Statement on Form N-1A
                (File No. 33-14190))
     15(b)    --Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 and related
                Shareholder Servicing Agreement for Merrill Lynch Institutional Fund (incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 5 to Registrant's Registration
                Statement on Form N-1A (File No. 33-14190))
     15(c)    --Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 and related
                Shareholder Servicing Agreement for Merrill Lynch Government Fund (incorporated by reference to Exhibit 15(c) to Post-Effective Amendment No. 5 to Registrant's Registration
                Statement on Form N-1A (File No. 33-14190))
     15(d)    --Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 and related
                Shareholder Servicing Agreement for Merrill Lynch Institutional Tax-Exempt Fund
                (incorporated by reference to Exhibit 15(d) to Post-Effective Amendment No. 10 to
                Registrant's Registration Statement on Form N-1A (File No. 33-14190))
     16       --None
     17(a)    --Power of Attorney of W. Carl Kester (incorporated by reference to Exhibit 17(a) to
                Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A
                (File No. 33-14190))
     17(b)    --Power of Attorney of James T. Flynn (incorporated by reference to Exhibit 17(b) to
                Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A
                (File No. 33-14190))
     18(a)    --Financial Data Schedule for shares of the Merrill Lynch Premier Institutional Fund
     18(b)    --Financial Data Schedule for shares of the Merrill Lynch Institutional Fund
     18(c)    --Financial Data Schedule for shares of the Merrill Lynch Government Fund
     18(d)    --Financial Data Schedule for shares of the Merrill Lynch Treasury Fund
     18(e)    --Financial Data Schedule for shares of the Merrill Lynch Tax-Exempt Fund


     --------

*Filed herewith.


Item 25. Persons Controlled by or Under Common Control with Registrant. Registrant does not control any other person, nor is the Registrant under common control with any other person.

Item 26. Numbers of Holders of Securities.


                                                                                               Number of
                                                                                               Holders at
Title of Class                                                                                June 1, 1998
------------------------------------------------------------------------------------------   -------------
Shares of beneficial interest of Merrill Lynch Premier Institutional Fund, par value
$0.01 per share ..........................................................................           433
Shares of beneficial interest of Merrill Lynch Institutional Fund, par value $0.01 per            39,609
  share
Shares of beneficial interest of Merrill Lynch Rated Institutional Fund, par value $0.01
  per share ..............................................................................             1
Shares of beneficial interest of Merrill Lynch Government Fund, par value $0.01 per share.        12,265
Shares of beneficial interest of Merrill Lynch Treasury Fund, par value $0.01 per share...         1,718
Shares of beneficial interest of Merrill Lynch Institutional Tax-Exempt Fund, par value
$0.10 per share ..........................................................................         7,163


Note: The number of holders shown in the table above includes holders of record plus beneficial owners, whose shares are held of record by Merrill Lynch, Pierce, Fenner & Smith Incorporated.

Item 27. Indemnification.
      Reference is made to Section 5.3 of Registrant's Declaration of Trust.

     Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii)(a) such promise must be secured by a surety bond, other suitable insurance of an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Adviser.

     Fund Asset Management, L.P. ("FAM" or the "Investment Adviser"), acts as the investment adviser for the following other open-end registered investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc, Merrill Lynch Emerging Tigers Fund, Inc. Merrill Lynch Federal Securities Trust, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc. and The Municipal Fund Accumulation Program, Inc., and the following closed-end registered investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings Florida Insured Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., Munivest California Insured Fund, Inc., MuniVest Florida Fund, MuniVest Michigan Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest New York Insured Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Insured Fund II, Inc., MuniYield Michigan Insured Fund., Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield New York Insured Fund III, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc., Taurus MuniCalifornia Holdings, Inc., Taurus MuniNew York Holdings, Inc. and Worldwide DollarVest Fund, Inc.

     Merrill Lynch Asset Management, L.P. ("MLAM" or the "Investment Adviser"), an affiliate of FAM, acts as the investment adviser for the following open-end registered investment companies: Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Fund for Tomorrow, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Convertible Fund, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Inc., Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill

Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S.A. Government Reserves, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Funds, Inc. and Hotchkis and Wiley Funds (advised by Hotchkis and Wiley, a division of MLAM), and the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc., and Merrill Lynch Senior Floating Rate Fund, Inc. MLAM also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisory Trust. The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds For Institutions Series is One Financial Center, Boston, Massachusetts, 02111. The address of the Investment Adviser, MLAM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrator, L.P. is also P.O. Box 9011, Princeton, NJ 08543-9011. The address of Merrill Lynch Funds Distributor, Inc. ("MLFD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Merrill Lynch & Co., Inc. ("ML & Co.") is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281-1209. The address of Merrill Lynch Financial Data Services, Inc. ("MLFDS") is 4800 Deer Lake Drvie East, Jacksonville, Florida 32246-6484.



     Set forth below is a list of each officer and director of FAM indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since November 30, 1987 for his or her or its own account or in the capacity of director, officer, partner or trustee. In addition, Messrs. Zeikel, Glenn and Richard hold the same positions with substantially all of the investment companies described in the preceding paragraph and Messrs. Giordano, Harvey and Monagle are directors or officers of one or more of such companies. Messrs. Zeikel and Richard also hold the same positions with all or substantially all of the investment companies advised by MLAM as they do with the Investment Adviser. Messrs. Harvey and Monagle are directors or officers of one or more of such companies.



                                            Positions with             Other Substantial Business, Profession,
Name                                      Investment Adviser                    Vocation or Employment
------------------------------------ --------------------------- ---------------------------------------------------
ML & Co ............................ Limited Partner             Financial Services Holding Company; Limited
                                                                   Partner of MLAM

Fund Asset Management, Inc ......... Limited Partner             Investment Advisory Services

Princeton Services, Inc. ........... General Partner             General Partner of MLAM
 ("Princeton Services")

Arthur Zeikel ...................... Chairman                    Chairman of MLAM; President of the Investment
                                                                   Adviser and MLAM from 1977 to 1997; Chairman
                                                                   and Director of Princeton Services; President
                                                                   of Princeton Services from 1993 to 1997;
                                                                   Executive Vice President of ML & Co.

Jeffrey M. Peek .................... President                   President of MLAM; President and Director of
                                                                   Princeton Services; Executive Vice President of
                                                                   ML & Co.; Managing Director and Co-Head of the
                                                                   Investment Banking Division of Merrill Lynch in
                                                                   1997; Senior Vice President and Director of the
                                                                   Global Securities and Economics Division of
                                                                   Merrill Lynch from 1995-1997

Terry K. Glenn ..................... Executive Vice President    Executive Vice President and Director of Princeton
                                       and Director                Services; President and Director of MLFD;
                                                                   Director of Merrill Lynch Financial Data
                                                                   Services, Inc. ("MLFDS"); President of
                                                                   Princeton Administrators, L.P.

Vincent R. Giordano ................ Senior Vice President       Senior Vice President of MLAM; Senior Vice
                                                                   President of Princeton Services

Elizabeth Griffin .................. Senior Vice President       Senior Vice President of MLAM

Norman R. Harvey ................... Senior Vice President       Senior Vice President of MLAM; Senior Vice
                                                                   President of Princeton Services

Michael J. Hennewinkel ............. Senior Vice President       Senior Vice President of MLAM; Senior Vice
                                                                   President of Princeton Services

Philip L. Kirstein ................. Senior Vice President,      Senior Vice President, General Counsel, and
                                       General Counsel, and        Secretary of MLAM; Senior Vice President,
                                       Secretary                   General Counsel, Director and Secretary of
                                                                   Princeton Services; Director of MLFD

Ronald M. Kloss .................... Senior Vice President and   Senior Vice President and Controller of MLAM;
                                       Controller                  Senior Vice President and Controller of
                                                                   Princeton Services

Debra W. Landsman-Yaros ............ Senior Vice President       Senior Vice President of MLAM

Joseph T. Monagle, Jr .............. Senior Vice President       Senior Vice President of MLAM; Senior Vice
                                                                   President of Princeton Services

                                     Positions with            Other Substantial Business, Profession,
Name                               Investment Adviser                   Vocation or Employment
---------------------------   --------------------------- -------------------------------------------------
Michael L. Quinn ..........   Senior Vice President       Senior Vice President of FAM; Senior Vice
                                                            President of Princeton Services; Managing
                                                            Director and First Vice President of Merrill
                                                            Lynch from 1989 to 1995.

Richard L. Reller .........   Senior Vice President       Senior Vice President of MLAM; Senior Vice
                                                            President of Princeton Services

Gerald M. Richard .........   Senior Vice President and   Senior Vice President and Treasurer of MLAM;
                                Treasurer                   Senior Vice President and Treasurer of Princeton
                                                            Services; Vice President and Treasurer of MLFD

Gregory D. Upah ...........   Senior Vice President       Senior Vice President of MLAM

Ronald L. Welburn .........   Senior Vice President       Senior Vice President of MLAM; Senior Vice
                                                            President of Princeton Services

Anthony Wiseman ...........   Senior Vice President       Senior Vice President of MLAM; Senior Vice
                                                            President of Princeton Services


Item 29. Principal Underwriters.

     (a) MLFD acts as the principal underwriter for the Registrant and for each of the open-end registered investment companies referred to in the first two paragraphs of Item 28 except CBA Money Fund, CMA Government Securities Fund, CMA Treasury Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, The Corporate Fund Accumulation Program, Inc., and The Municipal Fund Accumulation Program, Inc. MLFD also acts as principal underwriter for the following registered closed-end funds: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc.

     (b) Set forth below is information concerning each director and officer of MLFD. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Crook, Aldrich, Brady, Breen, Fatseas and Wasel is One Financial Center, Boston, Massachusetts 02111.



                                     Positions with Offices                Position and Offices
Name                                    with Underwriter                     with Registrant
---------------------------------   ------------------------ -----------------------------------------------
Terry K. Glenn ..................   President                Trustee

Arthur Zeikel ...................   Director                 None

Philip Kirstein .................   Director                 None

William E. Aldrich ..............   Senior Vice President    Executive Vice President

Robert W. Crook .................   Senior Vice President    President and Trustee

Michael G. Clark ................   Vice President           None

Gerald M. Richard ...............   Vice President and       Vice President
                                      Treasurer

Michelle T. Lau .................   Vice President           None

Salvatore Venezia ...............   Vice President           None

Michael J. Brady ................   Vice President           Senior Vice President

William M. Breen ................   Vice President           Senior Vice President, Chief Financial Officer
                                                               and Treasurer

James T. Fatseas ................   Vice President           Senior Vice President

William Wasel ...................   Vice President           Senior Vice President

Debra W. Landsman-Yaros .........   Vice President           None

Robert Harris ...................   Secretary                None

   (c) Not applicable.


Item 30. Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of the Registrant and its Custodian and Transfer Agent.

Item 31. Management Services.

     Other than as set forth under the caption "Management" in the Prospectus constituting Part A of the Registration Statement and under the caption "Investment Advisory and Other Services" in the Statement of Additional Information constituting Part B of the Registration Statement, Registrant is not a party to any management-related service contract.

Item 32. Undertakings.
     None.

                                  SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Suffolk and Commonwealth of Massachusetts, on the 11th day of June, 1998.



                                    MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES


                                    By /s/ ROBERT W. CROOK
                                       ---------------------------
                                       Robert W. Crook, President


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities indicated and on the dates indicated.




              Signature                            Title                     Date
              ---------                            -----                     ----

      /s/ ROBERT W. CROOK             President and Trustee               June 11, 1998
---------------------------------     (Principal Executive Officer)
          Robert W. Crook


     /s/ WILLIAM M. BREEN             Chief Financial Officer             June 11, 1998
---------------------------------     (Principal Financial and
         William M. Breen             Accounting Officer)


                 *
---------------------------------
       A. Bruce Brackenridge          Trustee


                 *
---------------------------------
       Charles C. Cabot, Jr.          Trustee


                 *
---------------------------------
           James T. Flynn             Trustee


                 *
---------------------------------
           Terry K. Glenn             Trustee


                 *
---------------------------------
       George W. Holbrook, Jr.        Trustee


                 *
---------------------------------
           W. Carl Kester             Trustee



---------------------------------
            Todd Goodwin              Trustee


      /s/ ROBERT W. CROOK                                                 June 11, 1998
---------------------------------
     *By Robert W. Crook
         Attorney-in-fact




                                      C-8